As filed with the Securities and Exchange
Commission on April 27, 2007                        1933 Act File No. 333-126293
                                                     1940 Act File No. 811-21779


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]
                         POST-EFFECTIVE AMENDMENT NO.13                    [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]
                        POST-EFFECTIVE AMENDMENT NO.15                     [X]
                        (CHECK APPROPRIATE BOX OR BOXES)

                              JOHN HANCOCK FUNDS II

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844

                                 THOMAS KINZLER
                601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210

                     NAME AND ADDRESS (OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:

                               MARK P. GOSHKO, ESQ
                 KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
                               ONE LINCOLN STREET
                                BOSTON, MA 02111

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

[X]  on (April 30, 2007) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

      If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO] John Hancock(R)
----------------------
       MUTUAL FUNDS

                                                                    John Hancock

                                                            Lifestyle Portfolios

--------------------------------------------------------------------------------

                                             CLASS A, CLASS B AND CLASS C SHARES
                                                  Lifestyle Aggressive Portfolio
                                                      Lifestyle Growth Portfolio
                                                    Lifestyle Balanced Portfolio
                                                    Lifestyle Moderate Portfolio
                                                Lifestyle Conservative Portfolio

--------------------------------------------------------------------------------

Prospectus
5.1.2007

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

LIFESTYLE PORTFOLIOS
------------------------------------------------------
Lifestyle Aggressive Portfolio                      6
Lifestyle Growth Portfolio                          8
Lifestyle Balanced Portfolio                       10
Lifestyle Moderate Portfolio                       12
Lifestyle Conservative Portfolio                   14

YOUR ACCOUNT
------------------------------------------------------
Choosing a share class                             16
How sales charges are calculated                   17
Sales charge reductions and waivers                17
Opening an account                                 18
Buying shares                                      20
Selling shares                                     21
Transaction policies                               23
Dividends and account policies                     24
Additional investor services                       25

RISKS OF INVESTING IN THE PORTFOLIOS               26
------------------------------------------------------

INFORMATION ABOUT THE UNDERLYING FUNDS
------------------------------------------------------
Risks of investing in Underlying Funds             27
Description of Funds                               31

PORTFOLIO DETAILS
------------------------------------------------------
Business structure                                 41
Financial highlights                               43

APPENDIX
------------------------------------------------------
Historical Performance of Corresponding
John Hancock Trust Portfolios                      53

FOR MORE INFORMATION                       BACK COVER
------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS II LIFESTYLE PORTFOLIOS

This prospectus provides information about the five Lifestyle Portfolios (each referred to as a "Portfolio"), which are funds of John Hancock Funds II ("JHF II"). Each of the Portfolios is a "fund of funds," which currently invests in a number of other funds of JHF II and John Hancock Funds III ("JHF III") and may also invest in other affiliated funds (each referred to as a "Fund") of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Fund"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds.") The Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the Underlying Funds.

This prospectus relates to the Class A, Class B and Class C shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds such as the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and each of the Portfolios as well as to JHF III. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Portfolios. The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

PORTFOLIO INFORMATION KEY
--------------------------------------------------------------------------------

Concise descriptions of each of the Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]   Goal and strategy
The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]   Past performance
The Portfolio's total return, measured year-by-year and over time.

[GRAPHIC]   Principal risks
The major risk factors associated with the Portfolio.

[GRAPHIC]   Your expenses
The overall costs borne by an investor in the Portfolio, including sales charges and annual expenses.

Lifestyle Portfolios
--------------------------------------------------------------------------------

There are five Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Portfolio is a "fund of funds," which invests in a number of Underlying Funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Portfolio has a target percentage allocation between two kinds of Underlying Funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

TARGET ALLOCATION CHART
------------------------------------------------------------------------------------------------------------------------

                                                                               Target allocation among Underlying Funds:
Lifestyle         Investment                                                   -----------------------------------------
Portfolio         objective                                                    Equity funds     Fixed-income funds
Aggressive        Long-term growth of capital.
                  Current income is not a consideration.                       100%              --

Growth            Long-term growth of capital.
                  Current income is also a consideration.                       80%              20%

Balanced          A balance between a high level of current income
                  and growth of capital, with a greater emphasis on
                  growth of capital.                                            60%              40%

Moderate          A balance between a high level of current income
                  and growth of capital, with a greater emphasis
                  on income.                                                    40%              60%

Conservative      A high level of current income, with some
                  consideration given to growth of capital.                     20%              80%

The Portfolios offer a number of share classes, which have different expense and distribution or shareholder services arrangements. Each Portfolio, however, invests only in Class NAV shares of the Funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. The Portfolios may also invest in similar Class NAV shares and in classes of shares of Nonaffiliated Funds that could have sales charges and be subject to distributor and/or Rule 12b-1 fees.

Each Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for each Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance each Portfolio's investment allocation to maintain its target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds held by a Portfolio. Such adjustments may be made to increase or decrease a Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisers. For a brief description of each Fund and its categorization as an equity or a fixed-income Fund, see "Description of Funds."

SUBADVISER AND CONSULTANT
MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Investment Management Americas, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

--------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio
--------------------------------------------------------------------------------
[GRAPHIC]   Goal and strategy
GOAL: The Portfolio seeks long-term growth of capital. Current income is not a consideration.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 100% of its assets in Underlying Funds, which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAHIC]    Past performance

The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
 Class A calendar year total returns (without sales charges)

                       Best quarter: Q4 '06, 8.17% Worst quarter: Q2' 06, -2.72%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


2006                                           14.96%

------------------------------------------------------------------------------------------------------------------
Average annual total returns (including                                     Life of       Life of        Life of
sales charge) for period ended 12-31-06                         1 Year      Class A       Class B        Class C
------------------------------------------------------------------------------------------------------------------
Class A before tax (began 10-17-05)                              9.25%       13.34%           --            --
Class A after tax on distributions                               7.60%       11.77%           --            --
Class A after tax on distributions, with sale                    6.01%       10.45%           --            --
Class B before tax (began 10-17-05)                              9.12%          --         14.23%           --
Class C before tax (began 10-17-05)                             13.20%          --            --         17.52%
Standard & Poor's 500 Index                                     15.79%       17.91%        17.91%        17.91%
MSCI EAFE Gross Total Return Index                              26.87%       30.20%*       30.20%*       30.20%*

*Index figure as of closest month end to inception date

Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Total Return Index (Europe, Australia, Far East), is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding U.S. and Canada. As of June 2006, the MSCI EAFE index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

6  PORTFOLIO

--------------------------------------------------------------------------------
[GRAPHIC]   Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Fund of funds risk

- Investment company securities risk

- Non-diversification risk

- Equity securities risk

- Foreign securities risk

- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

  Class A
  Ticker                JALAX
  CUSIP                 47803V572
  Newspaper             --
  SEC number            811-21779
  JH fund number        96

  Class B
  Ticker                JBLAX
  CUSIP                 47803V564
  Newspaper             --
  SEC number            811-21779
  JH fund number        196

  Class C
  Ticker                JCLAX
  CUSIP                 47803V556
  Newspaper             --
  SEC number            811-21779
  JH fund number        596

--------------------------------------------------------------------------------
[GRAPHIC]   Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                        Class A               Class B          Class C
------------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                          5.00%                  none             none
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                              none(2)                5.00%            1.00%(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                       Class A          Class B          Class C
------------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                  0.04%             0.04%            0.04%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                           0.30%             1.00%            1.00%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                  0.31%             0.50%            0.32%
------------------------------------------------------------------------------------------------------------------------------------
Acquired fund fees and expenses                                                 0.91%             0.91%            0.91%
------------------------------------------------------------------------------------------------------------------------------------
Total Portfolio expenses(4)                                                     1.56%             2.45%            2.27%
------------------------------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 5-1-08)(5)                    0.01%             0.19%            0.01%
------------------------------------------------------------------------------------------------------------------------------------
Net Portfolio expenses                                                          1.55%             2.26%            2.26%
------------------------------------------------------------------------------------------------------------------------------------

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

5 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2008, and may thereafter be terminated by the Adviser at any time.

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $650         $  967       $1,307       $2,263
--------------------------------------------------------------------------------
Class B
with redemption                 $729         $1,045       $1,488       $2,552(1)
--------------------------------------------------------------------------------
Class B without
redemption                      $229         $  745       $1,288       $2,552(1)
--------------------------------------------------------------------------------
Class C
with redemption                 $329         $  708       $1,214       $2,605
--------------------------------------------------------------------------------
Class C without
redemption                      $229         $  708       $1,214       $2,605
--------------------------------------------------------------------------------

1  Reflects conversion of Class B shares to Class A shares after eight years.

                                                                    PORTFOLIO  7

--------------------------------------------------------------------------------
Lifestyle Growth Portfolio
--------------------------------------------------------------------------------

[GRAPHIC]   Goal and strategy

GOAL: The Portfolio seeks long-term growth of capital. Current income is also a consideration.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 80% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 20% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity Underlying Funds and 20% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]   Past performance

The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                    Best quarter: Q4' 06, 6.76%    Worst quarter: Q2' 06, -2.17%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


2006                                           13.02%

------------------------------------------------------------------------------------------------------------------------------------
Average annual total returns (including                                                 Life of          Life of         Life of
sales charge) for period ended 12-31-06                                   1 Year        Class A          Class B         Class C
------------------------------------------------------------------------------------------------------------------------------------
Class A before tax (began 10-17-05)                                        7.34%         10.72%             --              --
------------------------------------------------------------------------------------------------------------------------------------
Class A after tax on distributions                                         5.55%          9.02%             --              --
------------------------------------------------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale                              4.86%          8.18%             --              --
------------------------------------------------------------------------------------------------------------------------------------
Class B before tax (began 10-17-05)                                        7.24%            --           11.55%            --
------------------------------------------------------------------------------------------------------------------------------------
Class C before tax (began 10-17-05)                                       11.20%            --               --          14.75%
------------------------------------------------------------------------------------------------------------------------------------
80% Standard & Poor's 500/20% Lehman Aggregate Bond                       13.43%         14.58%*         14.58%*         14.58%*
------------------------------------------------------------------------------------------------------------------------------------

*Index figure as of closest month end to inception date

Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

8  PORTFOLIO

--------------------------------------------------------------------------------
[GRAPHIC]   Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Fund of funds risk

- Investment company securities risk

- Non-diversification risk

- Equity securities risk

- Fixed-income securities risk

  - Lower rated fixed-income securities and high yield securities risk

- Foreign securities risk

- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

  Class A
  Ticker                JALGX
  CUSIP                 47803V333
  Newspaper             --
  SEC number            811-21779
  JH fund number        04

  Class B
  Ticker                JBLGX
  CUSIP                 47803V325
  Newspaper             --
  SEC number            811-21779
  JH fund number        104

  Class C
  Ticker                JCLGX
  CUSIP                 47803V317
  Newspaper             --
  SEC number            811-21779
  JH fund number        504

--------------------------------------------------------------------------------
[GRAPHIC]   Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                            Class A           Class B          Class C
------------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                               5.00%              none             none
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                                   none(2)            5.00%           1.00%(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                      Class A           Class B          Class C
------------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                  0.04%             0.04%           0.04%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                           0.30%             1.00%           1.00%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                  0.24%             0.36%           0.25%
------------------------------------------------------------------------------------------------------------------------------------
Acquired fund fees and expenses                                                 0.87%             0.87%           0.87%
------------------------------------------------------------------------------------------------------------------------------------
Total Portfolio expenses(4)                                                     1.45%             2.27%           2.16%
------------------------------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 5-1-08)(5)                    0.00%             0.05%           0.00%
------------------------------------------------------------------------------------------------------------------------------------
Net Portfolio expenses                                                          1.45%             2.22%           2.16%
------------------------------------------------------------------------------------------------------------------------------------

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

5 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2008, and may thereafter be terminated by the Adviser at any time.

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $  640       $  936       $1,253       $2,148
--------------------------------------------------------------------------------
Class B
with redemption                 $  725       $1,005       $1,411       $2,395(1)
--------------------------------------------------------------------------------
Class B without
redemption                      $  225       $  705       $1,211       $2,395(1)
--------------------------------------------------------------------------------
Class C
with redemption                 $  319       $  676       $1,159       $2,493
--------------------------------------------------------------------------------
Class C without
redemption                      $  219       $  676       $1,159       $2,493
--------------------------------------------------------------------------------

1  Reflects conversion of Class B shares to Class A shares after eight years.


                                                                    PORTFOLIO  9

--------------------------------------------------------------------------------
Lifestyle Balanced Portfolio
--------------------------------------------------------------------------------

[GRAPHIC]   Goal and strategy

GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 60% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 40% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity Underlying Funds and 40% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]   Past performance

The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                    Best quarter: Q4' 06, 5.93%    Worst quarter: Q2' 06, -1.66%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


2006                                           12.16%

------------------------------------------------------------------------------------------------------------------------------------
Average annual total returns (including                                                     Life of         Life of         Life of
sales charge) for period ended 12-31-06                                       1 Year        Class A         Class B         Class C
------------------------------------------------------------------------------------------------------------------------------------
Class A before tax (began 10-17-05)                                            6.54%          9.18%             --            --
------------------------------------------------------------------------------------------------------------------------------------
Class A after tax on distributions                                             4.68%          7.40%             --            --
------------------------------------------------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale                                  4.29%          6.80%             --            --
------------------------------------------------------------------------------------------------------------------------------------
Class B before tax (began 10-17-05)                                            6.30%            --             9.87%          --
------------------------------------------------------------------------------------------------------------------------------------
Class C before tax (began 10-17-05)                                           10.38%            --              --           13.19%
------------------------------------------------------------------------------------------------------------------------------------
60% Standard & Poor's 500/40% Lehman Aggregate Bond                           11.12%         12.13%*         12.13%*         12.13%*
------------------------------------------------------------------------------------------------------------------------------------

*Index figure as of closest month end to inception date

Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

10  PORTFOLIO

--------------------------------------------------------------------------------
[GRAPHIC]   Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Fund of funds risk

- Investment company securities risk

- Non-diversification risk

- Fixed-income securities risk

  - Lower rated fixed-income securities and high yield securities risk

- Foreign securities risk

- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

  Class A
  Ticker                JALBX
  CUSIP                 47803V481
  Newspaper             --
  SEC number            811-21779
  JH fund number        07

  Class B
  Ticker                JBLBX
  CUSIP                 47803V473
  Newspaper             --
  SEC number            811-21779
  JH fund number        107

  Class C
  Ticker                JCLBX
  CUSIP                 47803V465
  Newspaper             --
  SEC number            811-21779
  JH fund number        507

--------------------------------------------------------------------------------
[GRAPHIC]   Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                             Class A           Class B         Class C
------------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                               5.00%              none             none
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                                   none(2)           5.00%            1.00%(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Annual operating expenses                                                      Class A          Class B         Class C
------------------------------------------------------------------------------------------------------------------------------------
 Management fee                                                                 0.04%             0.04%           0.04%
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                                          0.30%             1.00%           1.00%
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                                                 0.21%             0.37%           0.21%
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses                                                0.86%             0.86%           0.86%
------------------------------------------------------------------------------------------------------------------------------------
 Total Portfolio expenses(4)                                                    1.41%             2.27%           2.11%
------------------------------------------------------------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 5-1-08)(5)                   0.00%             0.07%           0.00%
------------------------------------------------------------------------------------------------------------------------------------
 Net Portfolio expenses                                                         1.41%             2.20%           2.11%
------------------------------------------------------------------------------------------------------------------------------------

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

5 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2008, and may thereafter be terminated by the Adviser at any time.

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                       Year 1      Year 3       Year 5        Year 10
--------------------------------------------------------------------------------
Class A                         $636       $  924       $1,233       $2,106
--------------------------------------------------------------------------------
Class B with
redemption                      $723       $1,083       $1,409       $2,384(1)
--------------------------------------------------------------------------------
Class B without
redemption                      $223       $  703       $1,209       $2,384(1)
--------------------------------------------------------------------------------
Class C with
redemption                      $314       $  661       $1,134       $2,441
--------------------------------------------------------------------------------
Class C without
redemption                      $214       $  661       $1,134       $2,441
--------------------------------------------------------------------------------

1  Reflects conversion of Class B shares to Class A shares after eight years.


                                                                   PORTFOLIO  11

--------------------------------------------------------------------------------
Lifestyle Moderate Portfolio
--------------------------------------------------------------------------------

[GRAPHIC]   Goal and strategy

GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 40% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 60% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]   Past performance

The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)
--------------------------------------------------------------------------------

                    Best quarter: Q4' 06, 4.54%    Worst quarter: Q2' 06, -1.10%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


2006                                           9.72%

------------------------------------------------------------------------------------------------------------------------------------
Average annual total returns (including                                                   Life of          Life of        Life of
sales charge) for period ended 12-31-06                                    1 Year         Class A          Class B        Class C
------------------------------------------------------------------------------------------------------------------------------------
Class A before tax (began 10-17-05)                                        4.22%           6.22%              --             --
------------------------------------------------------------------------------------------------------------------------------------
Class A after tax on distributions                                         2.46%           4.53%              --             --
------------------------------------------------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale                              2.73%           4.31%              --             --
------------------------------------------------------------------------------------------------------------------------------------
Class B before tax (began 10-17-05)                                        3.97%            --               6.81%           --
------------------------------------------------------------------------------------------------------------------------------------
Class C before tax (began 10-17-05)                                        7.96%            --                --           10.13%
------------------------------------------------------------------------------------------------------------------------------------
40% Standard & Poor's 500/60% Lehman Aggregate Bond                        8.83%           9.70%*            9.70%*         9.70%*
------------------------------------------------------------------------------------------------------------------------------------

*Index figure as of closest month end to inception date

Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

12  PORTFOLIO

--------------------------------------------------------------------------------
[GRAPHIC]   Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Fund of funds risk

- Investment company securities risk

- Non-diversification risk

- Equity securities risk

- Fixed-income securities risk

  - Credit and counterparty risk

  - Lower rated fixed-income securities and high yield securities risk

  - Interest rate risk

- Foreign securities risk

- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

  Class A
  Ticker                JALMX
  CUSIP                 47803V259
  Newspaper             --
  SEC number            811-21779
  JH fund number        97

  Class B
  Ticker                JBLMX
  CUSIP                 47803V242
  Newspaper             --
  SEC number            811-21779
  JH fund number        197

  Class C
  Ticker                JCLMX
  CUSIP                 47803V234
  Newspaper             --
  SEC number            811-21779
  JH fund number        597

--------------------------------------------------------------------------------
[GRAPHIC]   Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                             Class A          Class B          Class C
------------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                               5.00%              none             none
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                                   none(2)           5.00%            1.00%(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Annual operating expenses                                                      Class A          Class B          Class C
------------------------------------------------------------------------------------------------------------------------------------
 Management fee                                                                 0.04%             0.04%            0.04%
------------------------------------------------------------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                                          0.30%             1.00%            1.00%
------------------------------------------------------------------------------------------------------------------------------------
 Other expenses                                                                 0.23%             0.62%            0.28%
------------------------------------------------------------------------------------------------------------------------------------
 Acquired fund fees and expenses                                                0.83%             0.83%            0.83%
------------------------------------------------------------------------------------------------------------------------------------
 Total Portfolio expenses(4)                                                    1.40%             2.49%            2.15%
------------------------------------------------------------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 5-1-08)(5)                   0.01%             0.31%            0.04%
------------------------------------------------------------------------------------------------------------------------------------
 Net Portfolio expenses                                                         1.39%             2.18%            2.11%
------------------------------------------------------------------------------------------------------------------------------------

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

5 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2008, and may thereafter be terminated by the Adviser at any time.

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                         Year 1       Year 3      Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $  634       $  920       $1,227       $2,095
--------------------------------------------------------------------------------
Class B
with redemption                 $  721       $1,046       $1,498       $2,533(1)
--------------------------------------------------------------------------------
Class B without
redemption                      $  221       $  746       $1,298       $2,533(1)
--------------------------------------------------------------------------------
Class C
with redemption                 $  314       $  669       $1,151       $2,480
--------------------------------------------------------------------------------
Class C without
redemption                      $  214       $  669       $1,151       $2,480
--------------------------------------------------------------------------------

1  Reflects conversion of Class B shares to Class A shares after eight years.


                                                                   PORTFOLIO  13

--------------------------------------------------------------------------------
Lifestyle Conservative Portfolio
--------------------------------------------------------------------------------

[GRAPHIC]   Goal and strategy

GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 20% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 80% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity Underlying Funds and 80% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 30%/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]   Past performance

The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class A calendar year total returns (without sales charges)

                    Best quarter: Q3' 06, 3.60%    Worst quarter: Q2' 06, -0.52%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


2006                                           7.73%

------------------------------------------------------------------------------------------------------------------------------------
Average annual total returns (including                                                    Life of         Life of        Life of
sales charge) for period ended 12-31-06                                      1 Year         Class A         Class B        Class C
------------------------------------------------------------------------------------------------------------------------------------
Class A before tax (began 10-17-05)                                          2.35%          3.57%            --              --
------------------------------------------------------------------------------------------------------------------------------------
Class A after tax on distributions                                           0.55%          1.87%            --              --
------------------------------------------------------------------------------------------------------------------------------------
Class A after tax on distributions, with sale                                1.52%          2.06%            --              --
------------------------------------------------------------------------------------------------------------------------------------
Class B before tax (began 10-17-05)                                          1.99%           --             4.08%            --
------------------------------------------------------------------------------------------------------------------------------------
Class C before tax (began 10-17-05)                                          5.98%           --              --             7.29%
------------------------------------------------------------------------------------------------------------------------------------
20% Standard & Poor's 500/80% Lehman Aggregate Bond                          6.57%          7.31%*          7.31%*          7.31%*
------------------------------------------------------------------------------------------------------------------------------------

*Index figure as of closest month end to inception date

Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

14  PORTFOLIO

--------------------------------------------------------------------------------
[GRAPHIC]   Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Fund of funds risk

- Investment company securities risk

- Non-diversification risk

- Equity securities risk

- Fixed-income securities risk

  - Credit and counterparty risk

  - Lower rated fixed-income securities and high yield securities risk

  - Interest rate risk

- Foreign securities risk

- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

  Class A
  Ticker                JALRX
  CUSIP                 47803V416
  Newspaper             --
  SEC number            811-21779
  JH fund number        98

  Class B
  Ticker                JBLCX
  CUSIP                 47803V390
  Newspaper             --
  SEC number            811-21779
  JH fund number        198

  Class C
  Ticker                JCLCX
  CUSIP                 47803V382
  Newspaper             --
  SEC number            811-21779
  JH fund number        598

--------------------------------------------------------------------------------
[GRAPHIC]   Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

------------------------------------------------------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                                            Class A           Class B          Class C
------------------------------------------------------------------------------------------------------------------------------------
Maximum front-end sales charge (load) on purchases as a %
of purchase price                                                               5.00%              none             none
------------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) as a % of purchase or
sale price, whichever is less                                                   none(2)           5.00%            1.00%(3)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Annual operating expenses                                                      Class A           Class B          Class C
------------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                  0.04%             0.04%            0.04%
------------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                           0.30%             1.00%            1.00%
------------------------------------------------------------------------------------------------------------------------------------
Other expenses                                                                  0.30%             0.84%            0.37%
------------------------------------------------------------------------------------------------------------------------------------
Acquired fund fees and expenses                                                 0.79%             0.79%            0.79%
------------------------------------------------------------------------------------------------------------------------------------
Total Portfolio expenses4                                                       1.43%             2.67%            2.20%
------------------------------------------------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 5-1-08)(5)                    0.08%             0.55%            0.12%
------------------------------------------------------------------------------------------------------------------------------------
Net Portfolio expenses                                                          1.35%             2.12%            2.08%
------------------------------------------------------------------------------------------------------------------------------------

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How Sales Charges are Calculated."

3 Only if sold within the first year after purchase; see "How Sales Charges are Calculated."

4 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

5 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2008, and may thereafter be terminated by the Adviser at any time.

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                       Year 1       Year 3      Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $631       $  922       $1,235       $2,121
--------------------------------------------------------------------------------
Class B
with redemption                 $715       $1,077       $1,566       $2,660(1)
--------------------------------------------------------------------------------
Class B without
redemption                      $215       $  777       $1,366       $2,660(1)
--------------------------------------------------------------------------------
Class C
with redemption                 $311       $  677       $1,169       $2,525
--------------------------------------------------------------------------------
Class C without
redemption                      $211       $  677       $1,169       $2,525
--------------------------------------------------------------------------------

1  Reflects conversion of Class B shares to Class A shares after eight years.

                                                                   PORTFOLIO  15

Your account

--------------------------------------------------------------------------------
Choosing a share class
Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.
Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
- A front-end sales charge, as described in the section "How Sales Charges Are Calculated."
- Distribution and service (12b-1) fees of 0.30%.
--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
- No front-end sales charge; all your money goes to work for you right away.
- Distribution and service (12b-1) fees of 1.00%.
- A contingent deferred sales charge ("CDSC"), as described in the section "How Sales Charges Are Calculated."
- Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.
--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
- No front-end sales charge; all your money goes to work for you right away.
- Distribution and service (12b-1) fees of 1.00%.
- A 1.00% CDSC on shares sold within one year of purchase.
- No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999, and the maximum amount you may invest in Class C shares with any single purchase is $999,999. John Hancock Signature Services, Inc. ("Signature Services"), the transfer agent for the Portfolios, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

The retirement plan types listed below not currently invested in Class A, Class B and Class C shares of John Hancock funds are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such plans are: retirement plans ("Retirement Plans") including pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts, retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) accounts and other individual retirement accounts.

12b-1 fees
Rule 12b-1 fees will be paid to the Portfolios' distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers.

Because 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the Portfolios, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in Portfolio shares.

Additional payments to financial intermediaries

Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Portfolios in two principal ways:

- directly, by the payment of sales commissions, if any; and
- indirectly, as a result of the Portfolios paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in the Distributor's efforts to promote the sale of the Portfolios' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolios and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolios' net assets, which, as well as benefiting the Portfolios, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Portfolios in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the Portfolios.

The statement of additional information ("SAI") discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the Portfolios, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the Portfolios, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for the Portfolios. If your intermediary provides these services, the Adviser or the Portfolios may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolios.

16 YOUR ACCOUNT

--------------------------------------------------------------------------------
How sales charges are calculated
Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                         As a % of           As a % of your
Your investment          offering price*     investment
 Up to $49,999              5.00%               5.26%
-----------------------------------------------------------
 $50,000 - $99,999          4.50%               4.71%
-----------------------------------------------------------
 $100,000 - $249,999        3.50%               3.63%
-----------------------------------------------------------
 $250,000 - $499,999        2.50%               2.56%
-----------------------------------------------------------
 $500,000 - $999,999        2.00%               2.04%
-----------------------------------------------------------
 $1,000,000 and over        See below
-----------------------------------------------------------

* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 or Class 1 shares of any John Hancock funds. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a Portfolio's Class A shares about any other John Hancock retail funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the Portfolios' Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the Portfolios' SAI. You may request an SAI from your broker or financial adviser, access the Portfolios' Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1,000,000 or more. There is a CDSC on any Class A shares upon which a commission was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred sales charges on investments of $1 million or more
--------------------------------------------------------------------------------

                               CDSC on shares
Your investment                being sold
------------------------------ -----------------
 First $1M - $4,999,999         1.00%
------------------------------ -----------------
 Next $1 - $5M above that       0.50%
------------------------------ -----------------
 Next $1M or more above that    0.25%
------------------------------ -----------------

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                       CDSC on shares
Years after purchase   being sold
---------------------- ---------------
 1st year               5.00%
---------------------- ---------------
 2nd year               4.00%
---------------------- ---------------
 3rd or 4th year        3.00%
---------------------- ---------------
 5th year               2.00%
---------------------- ---------------
 6th year               1.00%
---------------------- ---------------
 After 6th year         none
---------------------- ---------------

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

                       CDSC on shares
Years after purchase   being sold
---------------------- ---------------
 1st year               1.00%
---------------------- ---------------
 After 1st year         none
---------------------- ---------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.


--------------------------------------------------------------------------------
Sales charge reductions and waivers

Reducing your Class A sales charges
There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
- Letter of Intention -- lets you purchase Class A shares of a Portfolio over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a Portfolio's Class
  A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the Portfolios agree to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.

                                                                 YOUR ACCOUNT 17

- Combination Privilege -- lets you combine classes of shares of all Portfolios for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled "Opening an account"), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers
As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

- to make payments through certain systematic withdrawal plans
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM program
- redemptions pursuant to a Portfolio's right to liquidate an account of less than $1,000
- to make certain distributions from a retirement plan
- because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

- selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
- financial representatives utilizing Portfolio shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the Distributor
- Portfolio trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)
- individuals transferring assets held in a SIMPLE IRA, SEP, or SAR-SEP invested in John Hancock funds directly to an IRA
- individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA
- individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted
- participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)
- certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers
Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

- exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)
- dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
Opening an account

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the Portfolios are as follows:

  - non-retirement account: $1,000
  - retirement account: $500
  - group investments: $250
  - Monthly Automatic Accumulation Plan ("MAAP"): $25 to open; you must invest at least $25 a month
  - there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the Distributor

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the instructions under "Buying shares." You and your financial representative can initiate any purchase, exchange or sale of shares.

18 YOUR ACCOUNT

Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
Act), requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity.

                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
Buying shares

                        Opening an account                                      Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]               - Make out a check for the investment amount,           - Make out a check for the investment amount,
                          payable to "John Hancock Signature Services,            payable to "John Hancock Signature Services,
                          Inc."                                                   Inc."

                        - Deliver the check and your completed application      - If your account statement has a detachable
                          to your financial representative or mail them to        investment slip, please complete in its
                          Signature Services (address below).                     entirety. If no slip is available, include a
                                                                                  note specifying the Portfolio name(s), your
                                                                                  share class, your account number and the name(s)
                                                                                  in which the account is registered.

                                                                                - Deliver the check and your investment slip or
                                                                                  note to your financial representative or mail
                                                                                  them to Signature Services (address below).

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]               - Call your financial representative or Signature       - Log on to www.jhfunds.com to process exchanges
                          Services to request an exchange.                        between Portfolios.

                                                                                - Call EASI-Line for automated service 24 hours a
                                                                                  day at 1-800-338-8080.

                                                                                - Call your financial representative or Signature
                                                                                  Services to request an exchange.

------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]               - Deliver your completed application to your            - Obtain your wiring instructions by calling
                          financial representative or mail it to Signature        Signature Services 1-800-225-5291.
                          Services.
                                                                                - Instruct your bank to wire the amount of your
                        - Obtain your account number by calling your              investment. Specify the Portfolio name(s), your
                          financial representative or Signature Services.         share class, your account number and the name(s)
                                                                                  in which the account is registered. Your bank
                        - Obtain wiring instructions by calling Signature         may charge a fee to wire funds.
                          Services at 1-800-225-5291.

                        - Instruct your bank to wire the amount of your
                          investment. Specify the Portfolio name(s), your share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]               See "By exchange" and "By wire."                        - Verify that your bank or credit union is a
                                                                                  member of the Automated Clearing House ("ACH")
                                                                                  system.

                                                                                - Complete the "Bank Information" section on your
                                                                                  account application.

                                                                                - Log on to www.jhfunds.com to initiate purchases
                                                                                  using your authorized bank account.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]               See "By exchange" and "By wire."                        - Verify that your bank or credit union is a
                                                                                  member of the ACH system.

                                                                                - Complete the "To Purchase, Exchange or Redeem
                                                                                  Shares via Telephone" and "Bank Information"
                                                                                  sections on your account application.

                                                                                - Call EASI-Line for automated service 24 hours a
                                                                                  day at 1-800-338-8080.

                                                                                - Call Signature Services between 8:00 A.M. and
                                                                                  7:00 P.M. Eastern Time on most business days.

                                                                                To open or add to an account using the Monthly
                                                                                Automatic Accumulation Program, see "Additional
                                                                                investor services."


------------------------------------------------
  Address:
  John Hancock Signature Services, Inc.
  1 John Hancock Way, Suite 1000
  Boston, MA 02217-1000

  Phone Number: 1-800-225-5291

  Or contact your financial representative for
  instructions and assistance.
------------------------------------------------

20 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares

                                                                                To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]               - Accounts of any type.                                 - Write a letter of instruction or complete a
                                                                                  stock power indicating the Portfolio name, your
                        - Sales of any amount.                                    share class, your account number, the name(s) in
                                                                                  which the account is registered and the dollar
                                                                                  value or number of shares you wish to sell.

                                                                                - Include all signatures and any additional
                                                                                  documents that may be required (see next page).

                                                                                - Mail the materials to Signature Services.

                                                                                - A check will be mailed to the name(s) and
                                                                                  address in which the account is registered, or
                                                                                  otherwise according to your letter of
                                                                                  instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]               - Most accounts.                                        - Log on to www.jhfunds.com to initiate
                                                                                  redemptions from the Portfolios.
                        - Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]               - Most accounts.                                        - Call EASI-Line for automated service 24 hours a
                                                                                  day at 1-800-338-8080.
                        - Sales of up to $100,000.
                                                                                - Call your financial representative or call
                                                                                  Signature Services between 8 A.M. and 7 P.M.
                                                                                  Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer ("EFT")
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]               - Requests by letter to sell any amount.                - To verify that the Internet or telephone
                                                                                  redemption privilege is in place on an account,
                        - Requests by Internet or phone to sell up to $100,000.   or to request the form to add it to an existing
                                                                                  account, call Signature Services.

                                                                                - Funds requested by wire will be wired the next
                                                                                  business day. A $4 fee will be deducted from
                                                                                  your account. Your bank may also charge a fee
                                                                                  for this service.

                                                                                - Funds requested by EFT are generally available
                                                                                  by the second business day. Your bank may charge
                                                                                  you a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]               - Accounts of any type.                                 - Obtain a current prospectus for the Portfolio
                                                                                  into which you are exchanging by Internet or by
                        - Sales of any amount.                                    calling your financial representative or
                                                                                  Signature Services.

                                                                                - Log on to www.jhfunds.com to process exchanges
                                                                                  between the Portfolios.

                                                                                - Call EASI-Line for automated service 24 hours a
                                                                                  day at 1-800-338-8080.

                                                                                - Call your financial representative or Signature
                                                                                  Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                 YOUR ACCOUNT 21

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- your address of record has changed within the past 30 days;
- you are selling more than $100,000 worth of shares -- This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                          Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial    - Letter of instruction.
accounts for minors).
                                                                - On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                - Medallion signature guarantee, if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or    - Letter of instruction.
association accounts.
                                                                - Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

                                                                - On the letter and the resolution, the signature of the person(s)
                                                                  authorized to sign for the account.

                                                                - Medallion signature guarantee, if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                           - Letter of instruction.

                                                                - On the letter, the signature(s) of the trustee(s).

                                                                - Copy of the trust document certified within the past 12 months or a John Hancock funds trust certification form.

                                                                - Medallion signature guarantee, if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with     - Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                                - Copy of death certificate.

                                                                - Medallion signature guarantee, if applicable (see above).

                                                                - Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                               - Letter of instruction signed by executor.

                                                                - Copy of order appointing executor, certified within the past 12 months.

                                                                - Medallion signature guarantee, if applicable (see above).

                                                                - Inheritance tax waiver (if applicable).

------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers       - Call 1-800-225-5291 for instructions.
or account types not listed above.

------------------------------------------------------
   Address:
   John Hancock Signature Services, Inc.
   1 John Hancock Way, Suite 1000
   Boston, MA 02217-1000

   Phone Number: 1-800-225-5291

   Or contact your financial representative for
   instructions and assistance.
------------------------------------------------------

22 YOUR ACCOUNT

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares

The net asset value ("NAV") per share for each Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M., Eastern Time). The NAV for each Portfolio is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. A prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and sell prices
When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests
Each Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, any Portfolio may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges
You may exchange shares of a class of one Portfolio of JHF II for shares of the same class of any other Fund of JHF II or JHF III or any other John Hancock retail fund which is then offering that class, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a Portfolio with a lower rate. A Portfolio may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading
The Portfolios are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Portfolio can disrupt portfolio investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that a Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolios' NAVs at the conclusion of the delay period. Each Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The Board of Trustees of JHF II has adopted the following policies and procedures by which the Portfolios, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
Each Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or preestablished exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation because the Portfolio believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

                                                                 YOUR ACCOUNT 23

These exchange limits are subject to each Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolios to detect and curtail excessive trading practices, a significant percentage of a Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of a Portfolio to prevent excessive trading, there is no guarantee that the Portfolio or its agents will be able to identify such shareholders or curtail their trading practices. The ability of a Portfolio and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolio will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage a Portfolio. For example, the ability of a Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Portfolio's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.

Excessive trading risk
To the extent that a Portfolio or its agents are unable to curtail excessive trading practices in a Portfolio, these practices may interfere with the efficient management of the Portfolio and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
- A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a Portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
JHF II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply his or her name, address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares
The Portfolios do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
- after any changes of name or address of the registered owner(s)
- in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The Lifestyle Aggressive Portfolio and Lifestyle Growth Portfolio generally declare and pay income dividends annually. The Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio declare and pay income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of a Portfolio's fiscal year.

24 YOUR ACCOUNT

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same Portfolio and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)
If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the Portfolio may close out your account and mail you the proceeds. Alternatively, the Portfolio may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to Portfolio performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

--------------------------------------------------------------------------------
Additional investor services

Monthly Automatic Accumulation Program
MAAP lets you set up regular investments from your paycheck or bank account to the Portfolios of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

- Complete the appropriate parts of your account application.
- If you are using MAAP to open an account, make out a check for your first investment amount payable to "John Hancock Signature Services, Inc." in an amount satisfying the applicable minimum initial investment requirements specified in the section "Opening an Account." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

- Make sure you have at least $5,000 worth of shares in your account.
- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same
  Portfolio is not advantageous to you, because of sales charges).
- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans
The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Disclosure of Portfolio holdings
Each Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Portfolio will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the Portfolio. The information described above will remain on the Web site until the date a Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. Each Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire portfolio holdings as of the applicable calendar quarter end.

                                                                 YOUR ACCOUNT 25

--------------------------------------------------------------------------------
Risks of investing in the Portfolios
--------------------------------------------------------------------------------

Fund of funds risk
A Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving a Portfolio's objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

A Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds, which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks.

Investment company securities risk
The Portfolios bear their own expenses and indirectly bear their proportionate share of expenses of the Underlying Funds in which they invest.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolios are not "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified." Although the Portfolios are non-diversified, the risks associated with non-diversification are lower for the Portfolios because they allocate their assets among multiple Underlying Funds.

26 RISKS OF INVESTING IN THE PORTFOLIOS

--------------------------------------------------------------------------------
Information about the Underlying Funds
--------------------------------------------------------------------------------

Risks of investing in Underlying Funds
By owning shares of Underlying Funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest in equity securities which invest primarily in growth securities are subject to these risks.

Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and Other Strategic Transactions," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 27
rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income securities and high yield securities risk
Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

- Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
- Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
- Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
- Dependence on subadviser's own credit analysis While a subadviser to an Underlying Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities Risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social,

28 INFORMATION ABOUT THE UNDERLYING FUNDS economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging and other strategic transactions risk
Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Fund contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 29

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Management risk
Each Underlying Fund is subject to management risk because it relies on the adviser or subadviser's ability to pursue its objective. The adviser or subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The adviser or subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the adviser or subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified."

30 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
Description of Funds
The Portfolios may invest in any of the Funds. The following tables set forth, separately for the fixed-income and the equity Funds of each of JHF II and JHF
III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in the Portfolios' SAI and in the prospectus for these Funds. The Portfolios may also invest in other Underlying Funds not described in the chart.

------------------------------------------------------------------------------------------------------------------------------------
Fixed-Income Funds -- John Hancock Funds II
------------------------------------------------------------------------------------------------------------------------------------
                                         Estimated
Fund and subadviser(s)                   expense ratio      Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Active Bond Fund                         0.70%              To seek income and capital appreciation. Under normal market conditions,
Declaration Management & Research LLC                       the Fund invests at least 80% of its net assets (plus any borrowing for
and MFC Global Investment Management                        investment purposes) in a diversified mix of debt securities and
(U.S.), LLC                                                 instruments.

------------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                           0.82%              To seek total return consisting of income and capital appreciation.
Wells Capital Management, Incorporated                      Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                         0.79%              To seek maximum total return, consistent with preservation of capital
Pacific Investment Management                               and prudent investment management. Under normal market conditions, the
Company LLC                                                 Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S.
                                                            dollars.

------------------------------------------------------------------------------------------------------------------------------------
High Income Fund                         0.74%              To seek high current income; capital appreciation is a secondary goal.
MFC Global Investment Management                            Under normal market conditions, the Fund invests at least 80% of its net
(U.S.), LLC                                                 assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                          0.71%              To seek an above-average total return over a market cycle of three to
Western Asset Management Company                            five years, consistent with reasonable risk. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S.
                                                            government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities that have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality): Corporate Bonds, Preferred Stocks and
                                                            Convertible Securities--Moody's (Ba through C); Standard & Poor's (BB through D).

------------------------------------------------------------------------------------------------------------------------------------
Income Fund                              0.41%              To seek to maximize income while maintaining prospects for capital
Franklin Advisers, Inc.                                     appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund             0.79%              To seek a high level of current income consistent with the maintenance
Wellington Management Company, LLP                          of principal and liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S.
                                                            government bonds with intermediate to longer term maturities.

------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 31

------------------------------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                    0.75%              To seek maximum real return, consistent with preservation of real
Pacific Investment Management                               capital and prudent investment management. Under normal market
Company LLC                                                 conditions, the Fund seeks to achieve this investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                     0.69%              To seek income and capital appreciation. Under normal market conditions,
Declaration Management & Research LLC                       the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than
                                                            15% of the Fund's net assets will be invested in high yield bonds.

------------------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund                     0.94%              To seek a high level of current income with moderate share price
T. Rowe Price Associates, Inc.                              fluctuation. Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The
                                                            Fund seeks to maintain broad exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                      0.77%              To seek a high level of total return consistent with preservation of
Western Asset Management Company                            capital. Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowings for investment purposes) in fixed income securities.

------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                    0.80%              To seek a high level of current income. Under normal market conditions,
MFC Global Investment Management                            the Fund invests at least 80% of its assets in foreign government and
(U.S.), LLC                                                 corporate debt securities from developed and emerging markets U.S.
                                                            government and agency securities and domestic high yield bonds.

------------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Fund                   0.57%              To seek the performance of the Lehman Brothers Aggregate Bond Index (the
Declaration Management & Research LLC                       "Lehman Index") (which represents the U.S. investment grade bond market). Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowings for investment purposes) at the time of investment in securities listed in this index.

------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                        0.77%              To seek maximum total return, consistent with preservation of capital
Pacific Investment Management                               and prudent investment management. Under normal market conditions, the
Company LLC                                                 Fund invests at least 65% of its total assets in a diversified fund of fixed income instruments of varying maturities.

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund          0.72%              To seek a high level of current income consistent with preservation of
Western Asset Management Company                            capital and maintenance of liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities, such as collateralized mortgage obligations backed by such securities and futures contracts.
                                                            The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

------------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                0.82%              To seek total return with a high level of current income. Under normal
Wells Capital Management, Incorporated                      market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

------------------------------------------------------------------------------------------------------------------------------------

32 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Equity Funds -- John Hancock Funds II
------------------------------------------------------------------------------------------------------------------------------------
                                      Estimated
Fund and subadviser(s)                expense ratio         Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                        0.50%                 To seek the aggregate total return of a broad-based U.S. domestic equity
MFC Global Investment Management                            market index. Under normal market conditions, the Fund seeks to
(U.S.A.) Limited                                            approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the Fund invests at least 80%
                                                            of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P
                                                            500 Index and (b) securities (which may or may not be included in the
                                                            S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the Index
                                                            500 Fund's investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500 Index.*

------------------------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                     0.82%                 To seek long-term growth of capital. Under normal market conditions, the
Deutsche Investment Management                              Fund invests in common stocks and other equity securities within all
Americas Inc.                                               asset classes (small-, mid- and large-cap) of those within the Russell
                                                            3000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                   0.94%                 To seek long-term capital appreciation. Under normal market conditions,
AIM Capital Management, Inc.                                the Fund invests its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

------------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                    0.89%                 To seek capital appreciation. Under normal market conditions, the Fund
Lord, Abbett & Co. LLC                                      invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The
                                                            Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell
                                                            1000 Index. The Fund will invest the remainder of its assets in mid-sized and small company securities.*

------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                 0.85%                 To seek long-term growth of capital. Current income is a secondary
T. Rowe Price Associates, Inc.                              objective. Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies.
                                                            These are firms that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund             0.79%                 To seek long-term growth of capital. Under normal market conditions, the
Jennison Associates LLC                                     Fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

------------------------------------------------------------------------------------------------------------------------------------
Classic Value Fund                    0.90%                 To seek long-term growth of capital. Under normal market conditions, the
Pzena Investment Management, LLC                            Fund invests at least 80% of its assets in domestic equity securities.
                                                            The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

------------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                      0.83%                 To seek long-term capital growth. Under normal market conditions, the
Legg Mason Capital Management, Inc.                         Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser's opinion, offer the potential for capital growth.

------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                   1.05%                 To seek long-term growth of capital. Under normal market conditions, the
Deutsche Investment Management                              Fund invests at least 80% of its net assets in stocks and other equity
Americas Inc.                                               securities of medium-sized U.S. companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell Midcap Growth Index.*

------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 33

------------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                  0.93%                 To seek superior long-term rates of return through capital appreciation.
MFC Global Investment Management                            Under normal market conditions, the Fund seeks to achieve its objective
(U.S.), LLC                                                 by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund           1.03%                 To seek long term capital appreciation. Under normal market conditions,
RCM Capital Management LLC                                  the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small
                                                            Cap 600 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Fund           1.12%                 To seek long-term capital appreciation. Under normal circumstances, the
Dimensional Fund Advisors                                   Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

------------------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                    0.85%                 To seek substantial dividend income and also long-term capital
T. Rowe Price Associates, Inc.                              appreciation. Under normal market conditions, the Fund invests at least
                                                            80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well established companies paying above-average dividends.

------------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund               0.92%                 To seek growth of capital. Under normal market conditions, the Fund
Davis Selected Advisers, L.P.                               invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                0.81%                 To seek growth of capital. Under normal market conditions, the Fund
Davis Selected Advisers, L.P.                               invests in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

------------------------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                1.00%                 To seek total return, consisting of long-term capital appreciation and
UBS Global Asset Management                                 current income. Under normal market conditions, the Fund invests in
(Americas) Inc.                                             equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

------------------------------------------------------------------------------------------------------------------------------------
Global Fund                           1.00%                 To seek long-term capital appreciation. Under normal market conditions,
Templeton Global Advisors Limited                           the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund             0.90%                 To seek long-term capital growth. Under normal market conditions, the
Grantham, Mayo, Van Otterloo                                Fund invests at least 80% of its net assets in small and mid-cap
& Co. LLC                                                   companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the
                                                            Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index.*
------------------------------------------------------------------------------------------------------------------------------------

34 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund              1.06%                  To seek a combination of long-term capital appreciation and current
Deutsche Investment Management                              income. Under normal market conditions, the Fund invests at least 80% of
Americas Inc.                                               net assets (plus any borrowings for investment purposes) at the time of investment in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different countries, including the United States.

------------------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                 1.15%                  To seek long-term capital appreciation. Under normal market conditions,
T. Rowe Price Associates, Inc.                              the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund      0.58%                  To seek the performance of a broad-based equity index of foreign
SSgA Funds Management, Inc.                                 companies, primarily in developed countries and, to a lesser extent, in emerging market countries. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in securities listed in the Morgan Stanley Capital International (MSCI[RegTM]) All CountryWorld
                                                            Excluding U.S. Index.*

------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund     1.00%                  To seek long-term growth of capital. Under normal market conditions, the
Marsico Capital Management, LLC                             Fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund invests in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S. The Fund invests in common stocks of companies operating in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund         1.13%                  To seek long-term capital appreciation. Under normal market conditions,
Templeton Investment Counsel, LLC                           the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies including emerging markets that have total stock market capitalizations or annual revenues of $4 billion or less.

------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund     1.14%                  To seek long-term capital appreciation. Under normal market conditions,
Dimensional Fund Advisors Inc.                              the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets but may also invest in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
International Value Fund             0.96%                  To seek long-term growth of capital. Under normal market conditions, the
Templeton Investment Counsel, Inc.                          Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 35

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                           0.82%              To seek to maximize total return, consisting of capital appreciation and
UBS Global Asset Management                                 current income. Under normal market conditions, the Fund invests at
(Americas) Inc.                                             least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies.
                                                            The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the
                                                            Fund's benchmark, the Russell 1000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                     0.88%              To seek long-term growth of capital. Under normal market conditions, the
BlackRock Investment Management, LLC                        Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies. The
                                                            Fund will seek to achieve this objective by investing in a diversified portfolio of equity securities of large cap companies located in the
                                                            U.S. The Fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.*

------------------------------------------------------------------------------------------------------------------------------------
Managed Fund                             0.79%              To seek income and long-term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo & Co. LLC                      conditions, the Fund invests primarily in a diversified mix of: (a)
and Declaration Management &                                common stocks of large capitalization U.S. companies; and (b) bonds with
Research LLC                                                an overall intermediate term average maturity.

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                       0.56%              To seek to approximate the aggregate total return of a mid cap U.S.
MFC Global Investment Management                            domestic equity market index. Under normal market conditions, the Fund
(U.S.A.) Limited                                            invests at least 80% of it net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the
                                                            S&P 400 Index and (b) securities (which may or may not be included in the S&P 400 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Intersection Fund                0.94%              To seek long-term growth of capital. Under normal market conditions, the
Wellington Management Company, LLP                          Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the
                                                            Fund, "medium-sized companies" are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Mid-
                                                            cap 400 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                       0.91%              To seek long-term growth of capital. Under normal market conditions, the
Wellington Management Company, LLP                          Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the
                                                            Fund, "medium-sized companies" are those with market capitalizations, at the time of investment within the collective market capitalization range of companies represented in either the Russell Midcap Index or the S&P
                                                            Midcap 400 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                0.97%              To seek long-term growth of capital. Under normal market conditions, the
RiverSource Investments, LLC                                Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market
                                                            capitalizations, at the time of investment, fall within the range of the
                                                            Russell Midcap Value Index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                       0.92%              To seek capital appreciation. Under normal market conditions, the Fund
Lord, Abbett & Co. LLC                                      invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid- sized companies, with market
                                                            capitalizations within the market capitalization range of companies in the Russell Midcap Index. The Fund invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.*

------------------------------------------------------------------------------------------------------------------------------------

36 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                   1.07%              To seek long-term total return. Under normal market conditions, the Fund
Wellington Management Company, LLP                          will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.
                                                            Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                         1.00%              To seek long-term growth of capital. Under normal market conditions, the
MFC Global Investment Management                            Fund invests at least 80% of its net assets (plus any borrowings for
(U.S.A.) Limited                                            investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the
                                                            Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of
                                                            Fund securities.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund                1.39%              To seek long-term growth of capital. Under normal market conditions, the
MFC Global Investment Management                            Fund invests at least 65% of its total assets in equity securities of
(U.S.A.) Limited                                            U.S. companies. The Fund will focus on equity securities of U.S.
                                                            companies across the three market capitalization ranges of large, mid and small.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                0.80%              To seek long-term capital growth. Under normal market conditions, the
MFC Global Investment Management                            Fund invests at least 80% of its net assets (plus any borrowings for
(U.S.A.) Limited                                            investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar. The Fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                  0.74%              To seek long-term capital appreciation. Under normal market conditions,
MFC Global Investment Management                            the Fund invests at least 65% of its total assets in large-cap U.S.
(U.S.A.) Limited                                            securities with the potential for long-term growth of capital.

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                  0.89%              To seek long-term growth through a combination of capital appreciation
T. Rowe Price Associates, Inc.                              and current income. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes)
                                                            in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least
                                                            50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund              0.77%              To seek to achieve a combination of long-term capital appreciation and
Deutsche Investment Management                              current income. Under normal market conditions, the Fund invests at
Americas, Inc.                                              least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies.
                                                            Equity securities include common stock, preferred stock and securities convertible into common stock.

------------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund                1.15%              To seek long-term growth of capital. Current income is incidental to the
T. Rowe Price Associates, Inc. and RCM                      Fund's objective. Under normal market conditions, the Fund invests at
Capital Management LLC                                      least 80% of its net assets (plus any borrowing for investment purposes)
                                                            in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                           0.91%              To seek maximum capital appreciation consistent with reasonable risk to
Independence Investments LLC                                principal. Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index, and
                                                            (c) the market capitalization of the companies in the S&P Small Cap 600
                                                            Index.*

------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 37

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                1.17%                  To seek long-term capital appreciation. Under normal market conditions,
Wellington Management Company, LLP                          the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the
                                                            Fund, "small-cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P
                                                            Small Cap 600 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                 0.56%                  To seek to approximate the aggregate total return of a small cap U.S.
MFC Global Investment Management                            domestic equity market index. Under normal market conditions, the Fund
(U.S.A.) Limited                                            invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the
                                                            Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund         1.05%                  To seek long-term capital appreciation. Under normal market conditions,
Munder Capital Management                                   the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                 1.17%                  To seek long-term capital appreciation. Under normal market conditions,
Wellington Management Company, LLP                          the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, "small- cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P Small Cap 600 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Company Fund                   1.29%                  To seek long-term capital growth. Under normal market conditions, the
American Century Investment                                 Fund invests at least 80% of its net assets (plus any borrowing for
Management, Inc.                                            investment purposes) in stocks of U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index. *

------------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund            1.16%                  To seek long-term growth of capital. Under normal market conditions, the
AIM Capital Management, Inc.                                Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small-capitalization companies.
                                                            The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.*

------------------------------------------------------------------------------------------------------------------------------------
Small Company Value Fund             1.07%                  To seek long-term growth of capital. Under normal market conditions, the
T. Rowe Price Associates, Inc.                              Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index. The Fund invests in small companies whose common stocks are believed to be undervalued.*

------------------------------------------------------------------------------------------------------------------------------------
Special Value Fund                   1.04%                  To seek long-term capital growth. Under normal market conditions, the
ClearBridge Advisors, LLC                                   Fund invests at least 80% of its net assets in common stocks and other equity securities of small capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalizations at the time of investment are no greater than (a) $3 billion or (b) the highest month-end market capitalization value of any stock in the
                                                            Russell 2000 Index for the previous 12 months, whichever is greater.*

------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund        0.59%                  To seek to approximate the aggregate total return of a broad U.S.
MFC Global Investment Management                            domestic equity market index. Under normal market conditions, the Fund
(U.S.A.) Limited                                            invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the
                                                            Dow Jones Wilshire 5000 Index and (b) securities (which may or may not be included in the Dow Jones Wilshire 5000 Index) that MFC Global
                                                            (U.S.A.) believes as a group will behave in a manner similar to the index.*

------------------------------------------------------------------------------------------------------------------------------------

38 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund            0.74%            To seek long-term growth of capital. Under normal market conditions, the
Sustainable Growth Advisers, L.P.                           Fund invests least 80% of its net assets (plus any borrowing for investment purposes) in stocks of companies the subadviser regards, at the time of investment, as "U.S. Global Leaders." The Fund invests in common stocks of U.S. Global Leaders companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

------------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                     0.82%            To seek long term capital appreciation. Under normal market conditions,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in investments that are tied economically to the
                                                            U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Equity Index, an independently maintained and published equity index, which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.*

------------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                             0.95%            To seek capital growth and current income (income above that available
Massachusetts Financial Services Company                    from the Fund invested entirely in equity securities). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

------------------------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund                 0.92%            To seek long-term capital appreciation. Under normal market conditions,
UST Advisers, Inc.                                          the Fund invests at least 65% of its total assets in common stocks of
                                                            U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company's assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

------------------------------------------------------------------------------------------------------------------------------------
Value Fund                                 0.98%            To seek an above-average total return over a market cycle of three to
Morgan Stanley Investment Management                        five years, consistent with reasonable risk. Under normal market
Inc. d/b/a Van Kampen                                       conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index.*

------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                   0.90%            To seek long-term capital growth. Under normal market conditions, the
Grantham, Mayo, Van Otterloo & Co. LLC                      Fund invests at least 80% of its assets in securities of small- and mid-cap companies and the Fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations ("small- and mid-cap companies").*

------------------------------------------------------------------------------------------------------------------------------------
Vista Fund                                 1.02%            To seek long-term capital growth. Under normal market conditions, the
American Century Investment                                 Fund invests in common stocks of companies that are medium-sized and
Management, Inc.                                            smaller at the time of purchase, but the Fund may purchase other types of securities as well.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
 Equity Funds -- John Hancock Funds III
------------------------------------------------------------------------------------------------------------------------------------
                                         Estimated
Fund and subadviser(s)                   expense ratio      Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Active Value Fund                        0.90%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
Global Fund                              1.17%              To seek to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the S&P/Citigroup Primary Market Index World Growth Index.
                                                            The Fund typically invests in a diversified portfolio of equity investments from the world's developed markets.*

------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                              1.28%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 39

------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                1.56%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 2500 Growth Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                            Index, or in companies with total market capitalizations similar such companies ("small-cap companies"). The Fund normally invests at least
                                                            80% of its assets in investments in small-cap companies.*

------------------------------------------------------------------------------------------------------------------------------------
International Core Fund                  1.35%              To seek to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.*

------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                1.68%              To seek to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the S&P/Citigroup Primary Market Index Europe, Pacific, Asia
                                                            Composite Growth Style Index. The Fund typically invests in a diversified mix of equity investments from developed markets outside the
                                                            U.S.*

------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                     1.34%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                           1.34%              To seek to achieve a high total return by outperforming its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund                 0.85%              To seek to achieve a high total return by outperforming its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.*

------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                 1.38%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 2500 Value Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                            Index, or in companies with total market capitalizations similar such companies ("small-cap companies"). The Fund normally invests at least
                                                            80% of its assets in securities of small-cap companies.*

------------------------------------------------------------------------------------------------------------------------------------

* "Lehman-Brothers Aggregate Bond[RegTM]" is a trademark of Lehman Brothers, Inc., "S&P 400[RegTM]","S&P 500[RegTM]," "S&P/Citigroup Primary Market Index[RegTM]," "S&P Mid Cap 400[RegTM]" and "S&P Small Cap 600[RegTM]" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000[RegTM]," "Russell 1000 Value[RegTM]," "Russell 1000 Growth[RegTM]," "Russell 2000[RegTM]," "Russell 2000[RegTM] Growth," "Russell 2500[RegTM]," "Russell 2500 Value[RegTM]," "Russell 2500 Growth[RegTM]," "Russell 3000[RegTM]," "Russell Midcap[RegTM]," "Russell Midcap Growth[RegTM]," "Russell 2000 Index[RegTM]" and "Russell Midcap Value[RegTM]" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000[RegTM]" and "Wilshire 5000 Equity Index[RegTM]" are trademarks of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE[RegTM]" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

40 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
Portfolio details
--------------------------------------------------------------------------------

Business structure

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the respective investment goal of each of the Portfolios without shareholder approval.

Management fees

JHF II pays the Adviser a fee for its services to each Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust ("JHT")) determined in accordance with the following schedule and that rate is applied to the assets of each Portfolio.

--------------------------------------------------------------------------------
Management fee schedule
--------------------------------------------------------------------------------

                                                    Excess over
                             First $7.5 billion     $7.5 billion
 Aggregate Assets of
 Lifestyle Portfolios and
 JHT Lifestyle Trusts         0.050%                 0.040%

[GRAPHIC AS DEPICTED IN PRINTED VERSION]

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                           Advise current and prospective              |
            |     Distribution and     |-------- shareholders on their Portfolio investments,  -----|
            |   shareholder services   |         often in the context of an overall financial       |
                                                                       plan.                        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |        Markets the Portfolios and distributes                  Handles shareholder services, including record-
            |      shares through selling brokers, financial                keeping and statements, distribution of dividends
            |    planners and other financial representatives.                   and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                    |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
 MFC Global Investment Management         John Hancock Investment      |         State Street Bank & Trust Company                |
        (U.S.A.) Limited                 Management Services, LLC      |             2 Avenue de Lafayette                        |
      200 Bloor Street East                 601 Congress Street        |               Boston, MA 02111                   Asset   |
Toronto, Ontario, Canada M4W 1ES   ---    Boston, MA 02210-2805        |                                               management |
                                                                       |     Holds the Portfolio's assets, settles                |
  Provides portfolio management           Manages the Portfolios'      |    all Portfolio trades and collects most                |
          to the Portfolios.              business and investment      |       of the valuation data required for                 |
                                      |        activities.                      calculating each Portfolio's NAV.                 |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
              |                                     |                  |                    |
              |                                     |                  |                    |
--------------------------------                    ----------------------------------------
      Subadviser consultant                                            |
                                                                       |
      Deutsche Investment                              -----------------------------------
    Management Americas, LLC                                       Trustees
       345 Park Avenue
    New York, New York 10154                            Oversee the Portfolios' activities.
                                                       -----------------------------------
   Provides asset allocation
  consulting services to the
         subadviser.
--------------------------------


                                                            PORTFOLIO DETAILS 41

--------------------------------------------------------------------------------
Business structure

Subadviser
MFC Global (U.S.A.) is the subadviser to each of the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser and not by any of the Portfolios. Similarly, DeAM is compensated by the subadviser and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees' approval, is permitted to appoint a new subadviser for a Fund or Portfolio, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change Portfolio and Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio manager
Steve Orlich has been the portfolio manager for each Portfolio since inception. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

Appendix C of the SAI includes information about the portfolio manager, including information about his compensation, accounts he manages other than the Portfolios and his ownership of Portfolio shares, if any.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory contracts of the Portfolios is available in the Portfolios' annual report to shareholders for the period ended August 31, 2006.

42 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
Financial highlights
The financial highlights table below for each Portfolio is intended to help investors understand the financial performance of the Portfolio for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Portfolio (assuming reinvestment of all dividends and distributions).


The financial statements of the Portfolios as of December 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Portfolios' financial statements, in the Portfolios' annual reports, which have been incorporated by reference into the SAI and are available upon request.

-----------------------------------------------------------------------------------------------------------
 Lifestyle Aggressive Portfolio                                                    PERIOD ENDED
-----------------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                              8-31-06(a)        12-31-06(b)
-----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      12.63       $       14.06
-----------------------------------------------------------------------------------------------------------
 Net investment income (loss)(h,v)                                                (0.07)               0.08
-----------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   1.56                1.24
-----------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  1.49                1.32
-----------------------------------------------------------------------------------------------------------
 Less distributions
-----------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.06)              (0.37)
-----------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.29)
-----------------------------------------------------------------------------------------------------------
                                                                                  (0.06)              (0.66)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      14.06       $       14.72
-----------------------------------------------------------------------------------------------------------
 Total return(k,m) (%)                                                            11.85(l)             9.40
-----------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $         35       $          56
-----------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              0.65                0.64
-----------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(q,r) (%)                            0.84(p)             0.65
-----------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets(r,v) (%)             (0.59)               1.69
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           23                   5
-----------------------------------------------------------------------------------------------------------

 CLASS B SHARES                                                              8-31-06(a)        12-31-06(b)
-----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      12.63       $       14.00
-----------------------------------------------------------------------------------------------------------
 Net investment income (loss)(h,v)                                                (0.15)               0.05
-----------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   1.56                1.23
-----------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  1.41                1.28
-----------------------------------------------------------------------------------------------------------
 Less distributions
-----------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.04)              (0.27)
-----------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.29)
-----------------------------------------------------------------------------------------------------------
                                                                                  (0.04)              (0.56)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      14.00       $       14.72
-----------------------------------------------------------------------------------------------------------
 Total return(k,l,m) (%)                                                          11.22                9.15
-----------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $          8       $          13
-----------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              1.34                1.35
-----------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(p,q,r) (%)                          2.00                1.54
-----------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets(r,v) (%)             (1.23)               1.07
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           23                   5
-----------------------------------------------------------------------------------------------------------

a  Class A, Class B and Class C shares began operations on 10-18-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m  Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 43

-----------------------------------------------------------------------------------------------------------
 Lifestyle Aggressive Portfolio (continued)                                         PERIOD ENDED
-----------------------------------------------------------------------------------------------------------
 CLASS C SHARES                                                              8-31-06(a)        12-31-06(b)
-----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      12.63       $       14.00
-----------------------------------------------------------------------------------------------------------
 Net investment income (loss)(h,v)                                                (0.15)               0.05
-----------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss) on investments                            1.57                1.24
-----------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  1.42                1.29
-----------------------------------------------------------------------------------------------------------
 Less distributions
-----------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.05)              (0.27)
-----------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.29)
-----------------------------------------------------------------------------------------------------------
                                                                                  (0.05)              (0.56)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      14.00       $       14.73
-----------------------------------------------------------------------------------------------------------
 Total return(k,l,m) (%)                                                          11.22                9.22
-----------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $         25       $          39
-----------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              1.34                1.35
-----------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(p,q,r) (%)                          1.60                1.36
-----------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets(r,v) (%)             (1.27)               1.10
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           23                   5
-----------------------------------------------------------------------------------------------------------

a  Class A, Class B and Class C shares began operations on 10-18-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m  Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

44 PORTFOLIO DETAILS

-----------------------------------------------------------------------------------------------------------
 Lifestyle Growth Portfolio                                                        PERIOD ENDED
-----------------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                              8-31-06(a)        12-31-06(b)
-----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      13.35       $       14.63
-----------------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                        0.07                0.16
-----------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   1.28                1.01
-----------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  1.35                1.17
-----------------------------------------------------------------------------------------------------------
 Less distributions
-----------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.07)              (0.43)
-----------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.36)
-----------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.29)
-----------------------------------------------------------------------------------------------------------
                                                                                 (0.07)              (1.08)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      14.63       $       14.72
-----------------------------------------------------------------------------------------------------------
 Total return(k,m) (%)                                                            10.18(l)             8.00
-----------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $        103       $         165
-----------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              0.61                0.58
-----------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(q,r) (%)                            0.72(p)             0.58
-----------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)                     0.55                3.18
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           26                   4
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
 CLASS B SHARES                                                              8-31-06(a)         12-31-06(b)
-----------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      13.35       $       14.57
-----------------------------------------------------------------------------------------------------------
 Net investment income (loss)(h,v)                                                (0.02)               0.12
-----------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   1.30                1.01
-----------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  1.28                1.13
-----------------------------------------------------------------------------------------------------------
 Less distributions
-----------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.06)              (0.36)
-----------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.36)
-----------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.25)
-----------------------------------------------------------------------------------------------------------
                                                                                  (0.06)              (0.97)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      14.57       $       14.73
-----------------------------------------------------------------------------------------------------------
 Total return(k,l,m) (%)                                                           9.57                7.77
-----------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $         24       $          39
-----------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              1.34                1.35
-----------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(p,q,r) (%)                          1.69                1.40
-----------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets(r,v) (%)             (0.19)               2.45
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           26                   4
-----------------------------------------------------------------------------------------------------------

a  Class A, Class B and Class C shares began operations on 10-18-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

j  Less than $0.01 per share.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m  Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 45

-----------------------------------------------------------------------------------------------------------
 Lifestyle Growth Portfolio (continued)                                            PERIOD ENDED
-----------------------------------------------------------------------------------------------------------
 CLASS C SHARES                                                              8-31-06(a)         12-31-06(b)
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      13.35       $       14.57
------------------------------------------------------------------------------------------------------------
 Net investment income (loss)(h,v)                                                (0.02)               0.13
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   1.30                0.99
------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  1.28                1.12
------------------------------------------------------------------------------------------------------------
 Less distributions
------------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.06)              (0.36)
------------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.36)
------------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.25)
------------------------------------------------------------------------------------------------------------
                                                                                  (0.06)              (0.97)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      14.57       $       14.72
------------------------------------------------------------------------------------------------------------
 Total return(k,m) (%)                                                             9.57(l)             7.73
------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $         93       $         152
------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              1.33                1.29
------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(q,r) (%)                            1.44(p)             1.29
------------------------------------------------------------------------------------------------------------
 Ratio of net investment income (loss) to average net assets(r,v) (%)             (0.14)               2.53
------------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           26                   4
------------------------------------------------------------------------------------------------------------

a  Class A, Class B and Class C shares began operations on 10-18-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m  Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

46 PORTFOLIO DETAILS

------------------------------------------------------------------------------------------------------------
 Lifestyle Balanced Portfolio                                                       PERIOD ENDED
------------------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                              8-31-06(a)         12-31-06(b)
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      13.35       $       14.38
------------------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                        0.19                0.24
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   1.01                0.81
------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  1.20                1.05
------------------------------------------------------------------------------------------------------------
 Less distributions
------------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.17)              (0.43)
------------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --(j)            (0.27)
------------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.36)
------------------------------------------------------------------------------------------------------------
                                                                                  (0.17)              (1.06)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      14.38       $       14.37
------------------------------------------------------------------------------------------------------------
 Total return(k,m) (%)                                                             9.08(l)             7.25
------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $         81       $         125
------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              0.58                0.55
------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(q,r) (%)                            0.70(p)             0.55
------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)                     1.60                4.77
------------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           23                   3
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 CLASS B SHARES                                                             8-31-06(a)         12-31-06(b)
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      13.35       $       14.37
------------------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                        0.10                0.20
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   1.02                0.81
------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  1.12                1.01
------------------------------------------------------------------------------------------------------------
 Less distributions
------------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.10)              (0.40)
------------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --(j)            (0.27)
------------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.34)
------------------------------------------------------------------------------------------------------------
                                                                                  (0.10)              (1.01)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      14.37       $       14.37
------------------------------------------------------------------------------------------------------------
 Total return(k,l,m) (%)                                                           8.47                6.96
------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $         20       $          32
------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              1.34                1.34
------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(p,q,r) (%)                          1.73                1.41
------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)                     0.84                4.00
------------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           23                   3
------------------------------------------------------------------------------------------------------------

a  Class A, Class B and Class C shares began operations on 10-18-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

j  Less than $0.01 per share.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m  Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 47

------------------------------------------------------------------------------------------------------------
 Lifestyle Balanced Portfolio (continued)                                          PERIOD ENDED
------------------------------------------------------------------------------------------------------------
 CLASS C SHARES                                                             8-31-06(a)         12-31-06(b)
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      13.35       $       14.38
------------------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                        0.12                0.20
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   1.01                0.82
------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  1.13                1.02
------------------------------------------------------------------------------------------------------------
 Less distributions
------------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.10)              (0.40)
------------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --(j)            (0.27)
------------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.34)
------------------------------------------------------------------------------------------------------------
                                                                                  (0.10)              (1.01)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      14.38       $       14.39
------------------------------------------------------------------------------------------------------------
 Total return(k,m) (%)                                                             8.55(l)             7.03
------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $         79       $         128
------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              1.29                1.25
------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(q,r) (%)                            1.41(p)             1.25
------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)                     0.97                4.10
------------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                            23                   3
------------------------------------------------------------------------------------------------------------

a  Class A, Class B and Class C shares began operations on 10-18-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

j  Less than $0.01 per share.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m  Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

48 PORTFOLIO DETAILS

------------------------------------------------------------------------------------------------------------
 Lifestyle Moderate Portfolio                                                       PERIOD ENDED
------------------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                             8-31-06(a)         12-31-06(b)
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      12.94       $       13.64
------------------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                        0.25                0.27
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   0.66                0.52
------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  0.91                0.79
------------------------------------------------------------------------------------------------------------
 Less distributions
------------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.21)              (0.36)
------------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.21)
------------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.33)
------------------------------------------------------------------------------------------------------------
                                                                                 (0.21)              (0.90)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      13.64       $       13.53
------------------------------------------------------------------------------------------------------------
 Total return(k,l,m) (%)                                                           7.10                5.77
------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $         25       $          37
------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              0.57                0.56
------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(p,q,r) (%)                          0.83                0.57
------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)                     2.21                5.86
------------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           24                   1
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 CLASS B SHARES                                                             8-31-06(a)         12-31-06(b)
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      12.94       $       13.62
------------------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                        0.15                0.23
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   0.68                0.52
------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  0.83                0.75
------------------------------------------------------------------------------------------------------------
 Less distributions
------------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.15)              (0.33)
------------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.21)
------------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.31)
------------------------------------------------------------------------------------------------------------
                                                                                  (0.15)              (0.85)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      13.62       $       13.52
------------------------------------------------------------------------------------------------------------
 Total return(k,l,m) (%)                                                           6.42                5.49
------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $          5       $           7
------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              1.34                1.35
------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(p,q,r) (%)                          2.43                1.66
------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)                     1.28                4.87
------------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           24                   1
------------------------------------------------------------------------------------------------------------

a  Class A, Class B and Class C shares began operations on 10-18-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m  Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 49

------------------------------------------------------------------------------------------------------------
 Lifestyle Moderate Portfolio (continued)                                           PERIOD ENDED
------------------------------------------------------------------------------------------------------------
 CLASS C SHARES                                                              8-31-06(a)       12-31-06(b)
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      12.94       $       13.63
------------------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                        0.17                0.24
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   0.67                0.51
------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  0.84                0.75
------------------------------------------------------------------------------------------------------------
 Less distributions
------------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.15)              (0.33)
------------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.21)
------------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.31)
------------------------------------------------------------------------------------------------------------
                                                                                  (0.15)              (0.85)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      13.63       $       13.53
------------------------------------------------------------------------------------------------------------
 Total return(k,l,m) (%)                                                           6.49                5.49
------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $         18       $          29
------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              1.29                1.28
------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(p,q,r) (%)                          1.67                1.32
------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)                     1.51                5.13
------------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           24                   1
------------------------------------------------------------------------------------------------------------

a  Class A, Class B and Class C shares began operations on 10-18-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m  Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

50 PORTFOLIO DETAILS

------------------------------------------------------------------------------------------------------------
 Lifestyle Conservative Portfolio                                                     PERIOD ENDED
------------------------------------------------------------------------------------------------------------
 CLASS A SHARES                                                             8-31-06(a)         12-31-06(b)
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      13.16       $       13.63
------------------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                        0.31                0.33
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   0.41                0.23
------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  0.72                0.56
------------------------------------------------------------------------------------------------------------
 Less distributions
------------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.25)              (0.38)
------------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.16)
------------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.36)
------------------------------------------------------------------------------------------------------------
                                                                                  (0.25)              (0.90)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      13.63       $       13.29
------------------------------------------------------------------------------------------------------------
 Total return(k,l,m) (%)                                                           5.53                4.11
------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $         12       $          20
------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              0.57                0.56
------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(p,q,r) (%)                          1.02                0.64
------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)                     2.75                7.20
------------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           20                   2
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 CLASS B SHARES                                                             8-31-06(a)         12-31-06(b)
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      13.16       $       13.63
------------------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                        0.24                0.29
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   0.41                0.22
------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  0.65                0.51
------------------------------------------------------------------------------------------------------------
 Less distributions
------------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.18)              (0.35)
------------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.16)
------------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.34)
------------------------------------------------------------------------------------------------------------
                                                                                 (0.18)              (0.85)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      13.63       $       13.29
------------------------------------------------------------------------------------------------------------
 Total return(k,l,m) (%)                                                           4.99                3.75
------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $          3       $           4
------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              1.33                1.33
------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(p,q,r) (%)                          3.12                1.88
------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)                     2.08                6.20
------------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           20                   2
------------------------------------------------------------------------------------------------------------

a  Class A, Class B and Class C shares began operations on 10-18-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m  Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 51

------------------------------------------------------------------------------------------------------------
 Lifestyle Conservative Portfolio (continued)                                       PERIOD ENDED
------------------------------------------------------------------------------------------------------------
 CLASS C SHARES                                                              8-31-06(a)         12-31-06(b)
------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                      $      13.16       $       13.62
------------------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                        0.29                0.30
------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                                   0.35                0.21
------------------------------------------------------------------------------------------------------------
 Total from investment operations                                                  0.64                0.51
------------------------------------------------------------------------------------------------------------
 Less distributions
------------------------------------------------------------------------------------------------------------
 From net investment income                                                       (0.18)              (0.35)
------------------------------------------------------------------------------------------------------------
 From net realized gain                                                              --               (0.16)
------------------------------------------------------------------------------------------------------------
 From capital paid-in                                                                --               (0.34)
------------------------------------------------------------------------------------------------------------
                                                                                  (0.18)              (0.85)
------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                            $      13.62       $       13.28
------------------------------------------------------------------------------------------------------------
 Total return(k,l,m) (%)                                                           4.91                3.76
------------------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                                   $          8       $          14
------------------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                              1.31                1.29
------------------------------------------------------------------------------------------------------------
 Ratio of gross expenses to average net assets(p,q,r) (%)                          2.05                1.41
------------------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)                     2.54                6.55
------------------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                           20                   2
------------------------------------------------------------------------------------------------------------

a  Class C shares began operations on 10-18-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m  Not annualized.

p  Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

52 PORTFOLIO DETAILS

Appendix
--------------------------------------------------------------------------------
Historical Performance of Corresponding John Hancock Trust Portfolios

The Portfolios of JHF II commenced operations in October 2005, and performance information for these Portfolios is not presented in the prospectus. Each of the Portfolios is modeled after a portfolio of John Hancock Trust ("JHT"), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each Portfolio has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each Portfolio commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the Portfolio, which in turn invested all the proceeds in underlying funds of the JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each Portfolio to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

Because of the similarities between each Portfolio and its corresponding JHT portfolio as described above, this information may help provide an indication of the Portfolio's risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any Portfolio, and you should not assume that a Portfolio will have the same future performance as the JHT portfolio. The future performance of a Portfolio may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.
Performance information -- a bar chart and a table -- is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a Portfolio. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio's total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class A, B and C shares of the Portfolios have front-end or deferred sales charges. The Series I shares of the corresponding JHT portfolios do not have such charges. The other expenses of the Class A, B and C shares of the Portfolios, including their Rule 12b-1 fees, are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio: Lifestyle Aggressive Trust
(formerly Lifestyle Aggressive 1000 Trust)

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 18.07%
Worst quarter: Q3 '02, -18.84%

Index (reflects no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

MORNINGSTAR RATING(TM)

[star] [star] [star]
Overall rating for JHT Series I among 366 large blend funds as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 366, 4 stars out of 303, and 2 stars out of 122 funds for the 3, 5- and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of March 31, 2007: $615,191,378
--------------------------------------------------------------------------------
 JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1998                                            4.79%
1999                                           14.55%
2000                                           -5.12%
2001                                          -13.83%
2002                                          -20.71%
2003                                           34.91%
2004                                           16.06%
2005                                           10.64%
2006                                           15.46%

--------------------------------------------------------------------------------
 JHT Series I average annual total returns for periods ending 3-31-07
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                                           Since
                                   1 year       3 year       5 year      10 year       inception
--------------------------------------------------------------------------------------------------
 Series I                           10.41%       13.59%        9.94%        6.36%         5.75%
--------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index        11.85%       10.06%        6.27%        8.20%         8.11%
--------------------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth Trust
(formerly Lifestyle Growth 820 Trust)

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 14.90%
Worst quarter: Q3 '02, -14.50%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)

[star] [star] [star] [star]
Overall rating for JHT Series I among 367 large blend funds as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 367, and 5 stars out of 303, and 3 stars out of 122, large blend funds for the 3-, 5-, and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of March 31, 2007: $11,608,738,650
--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1998                                            6.14%
1999                                           16.50%
2000                                           -3.18%
2001                                           -9.16%
2002                                          -15.84%
2003                                           29.55%
2004                                           14.59%
2005                                            8.66%
2006                                           13.47%

--------------------------------------------------------------------------------
 JHT Series I average annual total returns for periods ending 3-31-07
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                              1 year       3 year       5 year      10 year     inception
-----------------------------------------------------------------------------------------------------------
 Series I                                    10.08%       11.83%        9.37%        7.10%         6.76%
-----------------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index                 11.83%       10.06%        6.27%        8.20%         8.11%
-----------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index         6.59%        3.31%        5.35%        6.46%         6.29%
-----------------------------------------------------------------------------------------------------------
 Combined Index                              10.79%        8.72%        6.24%        8.08%         8.11%
-----------------------------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced Trust
(formerly Lifestyle Balanced 640 Trust)

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 11.64%
Worst quarter: Q3 '98, -10.36%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)

[star] [star] [star] [star]
Overall rating for JHT Series I among 194 moderate allocation funds as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 194, 5 stars out of 154, and 3 stars out of 90, moderate allocation funds for the 3-, 5-, and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of March 31, 2007: $9,068,450,765
--------------------------------------------------------------------------------
 JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1998                                            5.67%
1999                                           12.36%
2000                                            2.33%
2001                                           -4.85%
2002                                           -9.95%
2003                                           23.97%
2004                                           13.49%
2005                                            6.88%
2006                                           12.67%

--------------------------------------------------------------------------------
 JHT Series I average annual total returns for periods ending 3-31-07
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                              1 year       3 year       5 year      10 year     inception
-----------------------------------------------------------------------------------------------------------
 Series I                                    10.18%       10.60%        9.14%        7.57%         7.30%
-----------------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index                 11.83%       10.06%        6.27%        8.20%         8.11%
-----------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index         6.59%        5.31%        5.35%        6.46%         6.29%
-----------------------------------------------------------------------------------------------------------
 Combined Index                               9.76%        7.38%        6.14%        7.84%         7.81%
-----------------------------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate Trust
(formerly Lifestyle Moderate 460 Trust)

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 8.71%
Worst quarter: Q3 '02, -5.57%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)

[star] [star] [star] [star]
Overall rating for JHT Series I among 194 moderate allocation funds as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 194, 4 stars out of 154, moderate allocation funds for the 3-, 5-, and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of March 31, 2007: $2,040,092,465
--------------------------------------------------------------------------------
 JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1998                                            9.75%
1999                                            7.84%
2000                                            3.92%
2001                                           -1.09%
2002                                           -4.07%
2003                                           17.83%
2004                                           11.04%
2005                                            4.15%
2006                                           10.35%

--------------------------------------------------------------------------------
 JHT Series I average annual total returns for periods ending 3-31-07
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                                  Since
                                             1 year      3 year       5 year      10 year     inception
-----------------------------------------------------------------------------------------------------------
 Series I                                    9.21%       8.08%        7.85%        7.30%         7.18%
-----------------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index                11.83%      10.06%        6.27%        8.20%         8.11%
-----------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index        6.59%       3.31%        5.35%        6.46%         6.29%
-----------------------------------------------------------------------------------------------------------
 Combined Index                              8.72%       6.04%        5.96%        7.49%         7.30%
-----------------------------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative Trust
(formerly Lifestyle Conservative 280 Trust)

Corresponding to: Lifestyle Conservative Portfolio

JHT Series I, total returns:
Best quarter: Q4 '02, 6.12%
Worst quarter: Q2 '04, -2.08%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)

[star] [star] [star] [star]
Overall rating for JHT Series I among 43 conservative allocation funds as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 43, and 4 stars out of 24, and 4 stars out of 10 conservative allocation funds for the 3-, 5-, and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of March 31, 2007: $758,360,621
--------------------------------------------------------------------------------
 JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

1998                                          10.20%
1999                                           4.18%
2000                                           7.54%
2001                                           3.28%
2002                                           1.80%
2003                                          11.47%
2004                                           8.59%
2005                                           2.88%
2006                                           8.34%

--------------------------------------------------------------------------------
 JHT Series I average annual total returns for periods ending 3-31-07
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                                   Since
                                             1 year       3 year       5 year      10 year     inception
-----------------------------------------------------------------------------------------------------------
 Series I                                    8.67%        6.21%        6.85%        7.11%         7.02%
-----------------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index                11.83%        0.06%        6.27%        8.20%         8.11%
-----------------------------------------------------------------------------------------------------------
 Lehman Brothers Aggregate Bond Index        6.59%        3.31%        5.35%        6.46%         6.29%
-----------------------------------------------------------------------------------------------------------
 Combined Index                              7.66%        4.68%        5.70%        7.03%         6.88%
-----------------------------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Portfolios:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors' report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Portfolios. The Portfolios' SAI includes a summary of the JHF II's policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of JHF II, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779



(C)2007 JOHN HANCOCK FUNDS, LLC LS0PN 5/07

[LOGO]John Hancock(R)
      the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

-------------------------------------
 Now available: electronic delivery
 www.jhfunds.com/edelivery
-------------------------------------

                                                                    John Hancock

                                                            Lifestyle Portfolios

             CLASS R, CLASS R1, CLASS R2, CLASS R3, CLASS R4 AND CLASS R5 SHARES

                                                  Lifestyle Aggressive Portfolio

                                                      Lifestyle Growth Portfolio

                                                    Lifestyle Balanced Portfolio

                                                    Lifestyle Moderate Portfolio

                                                Lifestyle Conservative Portfolio






Prospectus
5.1.2007


As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

LIFESTYLE PORTFOLIOS
--------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio                                                6

Lifestyle Growth Portfolio                                                    8

Lifestyle Balanced Portfolio                                                 10

Lifestyle Moderate Portfolio                                                 12

Lifestyle Conservative Portfolio                                             14

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy Class R, R1, R2, R3, R4 and R5 shares                            16

Class R, R1, R2, R3, R4 and R5 shares cost structure                         16

Opening an account                                                           17

Information for plan participants                                            17

Transaction policies                                                         17

Dividends and account policies                                               19

Additional investor services                                                 19

RISKS OF INVESTING IN THE PORTFOLIOS                                         20
--------------------------------------------------------------------------------

INFORMATION ABOUT THE UNDERLYING FUNDS
--------------------------------------------------------------------------------
Risks of investing in Underlying Funds                                       21

Description of Funds                                                         25

PORTFOLIO DETAILS
--------------------------------------------------------------------------------
Business structure                                                           34

Financial highlights                                                         36

APPENDIX
--------------------------------------------------------------------------------
Historical Performance of Corresponding
John Hancock Trust Portfolios                                                51

FOR MORE INFORMATION                                                 BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS II LIFESTYLE PORTFOLIOS
This prospectus provides information about the five Lifestyle Portfolios (each referred to as a "Portfolio"), which are funds of John Hancock Funds II ("JHF II"). Each of the Portfolios is a "fund of funds," which currently invests in a number of other funds of JHF II and John Hancock Funds III ("JHF III") and may also invest in other affiliated funds (each referred to as a "Fund") of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Fund"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds.") The Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the Underlying Funds.

This prospectus relates to the Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds such as the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios be sure to read all risk disclosure carefully before investing

INVESTMENT MANAGEMENT
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and each of the Portfolios as well as to JHF III. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Portfolios. The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

PORTFOLIO INFORMATION KEY
--------------------------------------------------------------------------------

Concise descriptions of each of the Portfolios are set forth below. Each description provides the following information:

[CLIP ART]Goal and strategy
The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[CLIP ART]Past performance
The Portfolio's total return, measured year-by-year and over time.

[CLIP ART]Principal risks
The major risk factors associated with the Portfolio.

[CLIP ART]Your expenses
The overall costs borne by an investor in the Portfolio, including annual expenses.

Lifestyle Portfolios
--------------------------------------------------------------------------------
There are five Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Portfolio is a "fund of funds," which invests in a number of Underlying Funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Portfolio has a target percentage allocation between two kinds of Underlying Funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

                                                                                Target allocation among Underlying Funds:
                                                                                -----------------------------------------
Lifestyle Portfolio     Investment objective                                    Equity Funds     Fixed-Income Funds
Aggressive              Long-term growth of capital. Current income is not
                        a consideration.                                        100%              --

Growth                  Long-term growth of capital. Current income is also
                        a consideration.                                         80%              20%

Balanced                A balance between a high level of current income
                        and growth of capital, with a greater emphasis on
                        growth of capital.                                       60%              40%

Moderate                A balance between a high level of current income
                        and growth of capital, with a greater emphasis
                        on income.                                               40%              60%

Conservative            A high level of current income, with some
                        consideration given to growth of capital.                20%              80%

The Portfolios offer a number of share classes, which have different expense and distribution or shareholder services arrangements. Each Portfolio, however, invests only in Class NAV shares of the Funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. The Portfolios may also invest in similar Class NAV shares and in classes of shares of Nonaffiliated Funds that could have sales charges and be subject to distributor and/or Rule 12b-1 fees.

Each Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for each Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance each Portfolio's investment allocation to maintain its target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds held by a Portfolio. Such adjustments may be made to increase or decrease a Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Portfolio will reflect both its subadviser's allocation decisions with respect to the Underlying Funds and the investment decisions made by the Underlying Funds' subadvisers.

For a brief description of each Fund and its categorization as an equity or a fixed-income Fund, see "Description of Funds."

SUBADVISER AND CONSULTANT
MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Investment Management Americas, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

--------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio
--------------------------------------------------------------------------------

[CLIP ART]Goal and strategy
          ----------------
GOAL: The Portfolio seeks long-term growth of capital. Current income is not a consideration.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 100% of its assets in Underlying Funds, which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed- income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[CLIP ART]Past performance
          ----------------
The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.


--------------------------------------------------------------------------------
Class R3 calendar year total returns
--------------------------------------------------------------------------------
         Best quarter: Q4' 06, 8.13%               Worst quarter: Q2' 06, -2.65%
--------------------------------------------------------------------------------
[THE FOLLOWING DATA REPRESENTS A BARS CHART IN THE PRINTED MATERIAL]
2006                            14,92%

-----------------------------------------------------------------------------------------------------------------------
Average annual total returns                                           Life of            Life of            Life of
----------------------------                                           -------             -------             -------
for period ended 12-31-06*                              1 Year         Class R3           Class R4           Class R5
-----------------------------------------------------------------------------------------------------------------------
Class R3 before tax (began 10-17-05)                     14.92%          18.15%                --                 --
------------------------------------------------     ---------       ---------              ------             ------
Class R3 after tax on distributions                      13.20%          16.54%                --                 --
------------------------------------------------     ---------       ---------              ------             ------
Class R3 after tax on distributions, with sale            9.70%          14.54%                --                 --
------------------------------------------------     ---------       ---------              ------             ------
Class R4 before tax (began 10-17-05)                     15.19%             --             18.43%                 --
------------------------------------------------     ---------       ----------         ----------             ------
Class R5 before tax (began 10-17-05)                     15.38%             --                 --              18.64%
-----------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Total Return                       15.79%          17.91%             17.91%             17.91%
------------------------------------------------     ---------       ----------         ----------         ----------
MSCI EAFE Gross Total Return                             26.87%           30.20%**           30.20%**          30.20%**
------------------------------------------------     ---------       ----------         ----------         ----------

* Average annual total returns are not provided for Class R, Class R1 and Class R2, as they began operations on September 18, 2006.
**Index figure as of closest month end to inception date

Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Total Return Index (Europe, Australia, Far East), is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding U.S. and Canada. As of June 2006, the MSCI EAFE index consisted of the following 21 developed market country indexes:
Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

6  PORTFOLIO

[CLIP ART]Principal risks
          ---------------
The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

o Fund of funds risk

o Investment company securities risk

o Non-diversification risk

o Equity securities risk

o Foreign securities risk

o Management risk

SUBADVISER

MFC Global (U.S.A.)
------------------

FUND CODES
----------

Class R
Ticker         JNLAX
CUSIP          47803M101

Class R1
Ticker         JPLAX
CUSIP          47803M200

Class R2
Ticker         JQLAX
CUSIP          47803M309

Class R3
Ticker         JRLAX
CUSIP          47803V531

Class R4
Ticker         JSLAX
CUSIP          47803V523

Class R5
Ticker         JTLAX
CUSIP          47803V515

[CLIP ART]Your expenses
          -------------
Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

-----------------------------------------------------------------------------------------------------------------------------
Annual operating expenses                  Class R(1)  Class R1(1)  Class R2(1)    Class R(3)     Class R4         Class R5
-----------------------------------------------------------------------------------------------------------------------------
Management fee                              0.04%        0.04%        0.04%            0.04%          0.04%            0.04%
--------------------------------------- --------     --------     --------         --------       --------          -------
Distribution and service (12b-1) fees       0.75%        0.50%        0.25%            0.50%          0.25%           None
--------------------------------------- --------     --------     --------         --------       --------         --------
Other expenses(2)                           9.87%       12.35%       11.95%            1.67%          1.09%            4.03%
--------------------------------------- --------     --------     --------         --------       --------         --------
Acquired Fund Fees and Expenses             0.91%        0.91%        0.91%            0.91%          0.91%            0.91%
--------------------------------------- --------     --------     --------         --------       --------         --------
Total Portfolio expenses(3)                11.57%       13.80%       13.15%            3.12%          2.29%            4.98%
--------------------------------------- --------     --------     --------         --------       --------         --------
Contractual expense reimbursement
  (at least until 5-1-08)(4)                9.71%       12.19%       11.79%            1.49%          0.85%            3.84%
---------------------------------------- --------     --------     --------         --------       --------         --------
Net Portfolio expenses                      1.86%        1.61%        1.36%            1.63%          1.44%            1.14%
---------------------------------------- --------     --------     --------         --------       --------         --------

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

 Expenses      Year 1     Year 3     Year 5     Year 10
Class R    $  189     $  2,421   $  4,370   $  8,226
---------- ------     --------   --------   --------
Class R1   $  164     $  2,772   $  4,941   $  8,898
---------- ------     --------   --------   --------
Class R2   $  138     $  2,647   $  4,763   $  8,716
---------- ------     --------   --------   --------
Class R3   $  166     $    823   $  1,505   $  3,326
---------- ------     --------   --------   --------
Class R4   $  147     $    634   $  1,148   $  2,560
---------- ------     --------   --------   --------
Class R5   $  116     $  1,151   $  2,186   $  4,775
---------- ------     --------   --------   --------

1    Based on estimated expenses for the current fiscal year.

2 In the case of Class R, R1, R2, R3, R4 and R5 shares, other expenses include fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee may charge up to 0.25% for Class R, R1 and R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

3 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

4 In the case of Class R, R1, R2, R3, R4 and R5 shares, the Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2008, for Class R, R1, R2, R3, R4 and R5 shares and may thereafter be terminated by the Adviser at any time.

                                                                    PORTFOLIO  7

--------------------------------------------------------------------------------
Lifestyle Growth Portfolio
--------------------------------------------------------------------------------
[CLIP ART]Goal and strategy
          -----------------
GOAL: The Portfolio seeks long-term growth of capital. Current income is also a consideration.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 80% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 20% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity Underlying Funds and 20% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities
(including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds --
Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

[CLIP ART]Past performance
          ----------------
The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the
Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class R3 calendar year total returns
--------------------------------------------------------------------------------
         Bestquarter: Q4' 06, 6.69%                Worst quarter: Q2' 06, -2.17%
--------------------------------------------------------------------------------
[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A BAR CHART]
2006                            12.87%

---------------------------------------------------------------------------------------------------------------------------
Average annual total returns                                                Life of            Life of            Life of
----------------------------                                                -------            -------            -------
for period ended 12-31-06*                                   1 Year         Class R3           Class R4           Class R5
---------------------------------------------------------------------------------------------------------------------------
Class R3 before tax (began 10-17-05)                          12.87%          15.35%                --                --
-----------------------------------------------------     ---------       ---------              ------             ------
Class R3 after tax on distributions                           11.01%          13.60%                --                --
-----------------------------------------------------     ---------       ---------              ------             ------
Class R3 after tax on distributions, with sale                 8.46%          12.10%                --                --
-----------------------------------------------------     ---------       ---------              ------             ------
Class R4 before tax (began 10-17-05)                          13.22%             --              15.69%               --
-----------------------------------------------------     ---------       ----------         ----------             ------
Class R5 before tax (began 10-17-05)                          13.41%             --                 --              15.90%
-----------------------------------------------------     ---------       ----------         ----------         ----------
80% Standard & Poor's 500/20% Lehman Aggregate Bond           13.43%          14.58%**           14.58%**           14.58%**

* Average annual total returns are not provided for Class R, Class R1 and Class R2, as they began operations on September 18, 2006.
**Index figure as of closest month end to inception date

Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.
Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.
It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

8  PORTFOLIO

[CLIP ART]Principal risks
          ---------------
The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

o Fund of funds risk

o Investment company securities risk

o Non-diversification risk

o Equity securities risk

o Fixed-income securities risk

  o Lower rated fixed-income securities and high yield securities risk

o Foreign securities risk

o Management risk

SUBADVISER
----------

MFC Global (U.S.A.)
-------------------

FUND CODES
----------

Class R
Ticker         JNLGX
CUSIP          47803M408

Class R1
Ticker         JPLGX
CUSIP          47803M507

Class R2
Ticker         JQLGX
CUSIP          47803M606

Class R3
Ticker         JRLGX
CUSIP          47803V291

Class R4
Ticker         JSLGX
CUSIP          47803V283

Class R5
Ticker         JTLGX
CUSIP          47803V275


[CLIP ART]Your expenses
          -------------
Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

-----------------------------------------------------------------------------------------------------------------------------
Annual operating expenses                  Class R1    Class R11    Class R21      Class R3       Class R4          Class R5
-----------------------------------------------------------------------------------------------------------------------------
Management fee                              0.04%        0.04%        0.04%            0.04%          0.04%            0.04%
--------------------------------------- --------     --------     --------         --------       --------          -------
Distribution and service (12b-1) fees       0.75%        0.50%        0.25%            0.50%          0.25%           None
--------------------------------------- --------     --------     --------         --------       --------         --------
Other expenses2                            11.62%       12.41%       12.45%            0.81%          0.51%            1.36%
--------------------------------------- --------     --------     --------         --------       --------         --------
Acquired Fund Fees and Expenses             0.87%        0.87%        0.87%            0.87%          0.87%            0.87%
--------------------------------------- --------     --------     --------         --------       --------         --------
Total Portfolio expenses3                  13.28%       13.82%       13.61%            2.22%          1.67%            2.27%
--------------------------------------- --------     --------     --------         --------       --------         --------
Contractual expense reimbursement          11.46%       12.26%       12.29%            0.64%          0.27%            1.20%
(at least until 5-1-08)4
--------------------------------------- --------     --------     --------         --------       --------         --------
Net Portfolio expenses                      1.82%        1.56%        1.32%            1.58%          1.40%            1.07%
-----------------------------------------------------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.


--------------------------------------------------------------------------------
Expenses      Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class R    $  185     $  2,703   $  4,822   $  8,761
---------- ------     --------   --------   --------
Class R1   $  159     $  2,771   $  4,943   $  8,903
---------- ------     --------   --------   --------
Class R2   $  134     $  2,719   $  4,877   $  8,843
---------- ------     --------   --------   --------
Class R3   $  161     $    633   $  1,131   $  2,504
---------- ------     --------   --------   --------
Class R4   $  143     $    500   $    882   $  1,954
---------- ------     --------   --------   --------
Class R5   $  109     $    594   $  1,106   $  2,512

1    Based on estimated expenses for the current fiscal year.

2 In the case of Class R, R1, R2, R3, R4 and R5 shares, other expenses include fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee may charge up to 0.25% for Class R, R1 and R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

3 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

4 In the case of Class R, R1, R2, R3, R4 and R5 shares, the Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2008, for Class R, R1, R2, R3, R4 and R5 shares and may thereafter be terminated by the Adviser at any time.

                                                                    PORTFOLIO  9

--------------------------------------------------------------------------------
Lifestyle Balanced Portfolio
--------------------------------------------------------------------------------

[CLIP ART]Goal and strategy
          -----------------
GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 60% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 40% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity Underlying Funds and 40% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

[CLIP ART]Past performance
          ----------------
The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class R3 calendar year total returns
--------------------------------------------------------------------------------
         Best quarter: Q4' 06, 5.90%               Worst quarter: Q2' 06, -1.67%
--------------------------------------------------------------------------------

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A BAR CHART]
2006                            12.10%

-----------------------------------------------------------------------------------------------------------------------------
Average annual total returns                                                 Life of            Life of            Life of
for period ended 12-31-06*                                   1 Year         Class R3           Class R4           Class R5
-----------------------------------------------------------------------------------------------------------------------------
Class R3 before tax (began 10-17-05)                          12.10%          13.74  %               --                 --
-----------------------------------------------------     ---------       ---------              ------             ------
Class R3 after tax on distributions                           10.15%          11.92  %               --                 --
-----------------------------------------------------     ---------       ---------              ------             ------
Class R3 after tax on distributions, with sale                 7.91%          10.67  %               --                 --
-----------------------------------------------------     ---------       ---------              ------             ------
Class R4 before tax (began 10-17-05)                          12.37%              --             14.02  %               --
-----------------------------------------------------     ---------       ----------         ----------             ------
Class R5 before tax (began 10-17-05)                          12.65%              --                 --             14.30  %
-----------------------------------------------------     ---------       ----------         ----------         ----------
60% Standard & Poor's 500/40% Lehman Aggregate Bond           11.12%           12.13%**           12.13%**           12.13%**
-----------------------------------------------------     ---------       ----------         ----------         ----------

 *Average annual total returns are not provided for Class R, Class R1 and Class
  R2, as they began operations on September 18, 2006.
**Index figure as of closest month end to inception date

Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

10  PORTFOLIO

[CLIP ART]Principal risks
          ---------------
The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

o Fund of funds risk

o Investment company securities risk

o Non-diversification risk

o Fixed-income securities risk

    o Lower rated fixed-income securities and high yield securities risk

o Foreign securities risk

o Management risk

SUBADVISER
----------

MFC Global (U.S.A.)
------------------

FUND CODES
----------

Class R
Ticker         JNLBX
CUSIP          47803M705

Class R1
Ticker         JPLBX
CUSIP          47803M804

Class R2
Ticker         JQLBX
CUSIP          47803M879

Class R3
Ticker         JRLBX
CUSIP          47803V457

Class R4
Ticker         JSLBX
CUSIP          47803V440

Class R5
Ticker         JTSBX
CUSIP          47803V432

[CLIP ART]Your expenses
Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses                   Class R(1)   Class R1(1) Class R2(1)
--------------------------------------------------------------------------------
Management fee                                  0.04%      0.04%        0.04%
---------------------------------------     --------   --------     --------
Distribution and service (12b-1) fees           0.75%      0.50%        0.25%
---------------------------------------     --------   --------     --------
Other expenses(2)                               7.62%     12.52%       12.41%
---------------------------------------     --------   --------     --------
Acquired Fund Fees and Expenses                 0.86%      0.86%        0.86%
---------------------------------------     --------   --------     --------
Total Portfolio expenses(3)                     9.27%     13.92%       13.56%
---------------------------------------     --------   --------     --------
 Contractual expense reimbursement              7.46%     12.36%       12.25%
 (at least until 5-1-08)(4)
---------------------------------------      --------   --------     --------
Net Portfolio expenses                          1.81%      1.56%        1.31%

Annual operating expenses                   Class R3       Class R4          Class R5
Management fee                                  0.04%          0.04%            0.04%
---------------------------------------     --------       --------          -------
Distribution and service (12b-1) fees           0.50%          0.25%           None
---------------------------------------     --------       --------         --------
Other expenses2                                 0.70%          0.41%            1.65%
---------------------------------------     --------       --------         --------
Acquired Fund Fees and Expenses                 0.86%          0.86%            0.86%
---------------------------------------     --------       --------         --------
Total Portfolio expenses(3)                     2.10%          1.56%            2.55%
---------------------------------------     --------       --------         --------
Contractual expense reimbursement               0.52%          0.18%            1.49%
(at least until 5-1-08)(4)
---------------------------------------     --------       --------         --------
 Net Portfolio expenses                          1.58%          1.38%            1.06%

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

 Expenses    Year 1     Year 3     Year 5     Year 10
 Class R    $  184     $  2,016   $  3,695   $  7,305
----------- ------     --------   --------   --------
 Class R1   $  159     $  2,787   $  4,968   $  8,929
----------- ------     --------   --------   --------
 Class R2   $  133     $  2,710   $  4,864   $  8,829
----------- ------     --------   --------   --------
 Class R3   $  161     $    608   $  1,081   $  2,390
----------- ------     --------   --------   --------
 Class R4   $  141     $    475   $    833   $  1,841
----------- ------     --------   --------   --------
 Class R5   $  108     $    651   $  1,221   $  2,773

1    Based on estimated expenses for the current fiscal year.

2 In the case of Class R, R1, R2, R3, R4 and R5 shares, other expenses include fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee may charge up to 0.25% for Class R, R1 and R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

3 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

4 In the case of Class R, R1, R2, R3, R4 and R5 shares, the Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2008 for Class R, R1, R2, R3, R4 and R5 shares and may thereafter be terminated by the Adviser at any time.

                                                                   PORTFOLIO  11

--------------------------------------------------------------------------------
Lifestyle Moderate Portfolio
--------------------------------------------------------------------------------
[CLIP ART]Goal and strategy
          -----------------
GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 40% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 60% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

[CLIP ART]Past performance
          ----------------
The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class R3 calendar year total returns
--------------------------------------------------------------------------------
         Best quarter: Q4' 06, 4.59%               Worst quarter: Q2' 06, -1.03%
--------------------------------------------------------------------------------

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A BAR CHART]
2006                            9.74%

 Average annual total returns                                                Life of            Life of            Life of
for period ended 12-31-06*                                   1 Year        Class R3           Class R4           Class R5
 Class R3 before tax (began 10-17-05)                          9.74%          10.81  %               --                 --
------------------------------------------------------    ---------       ---------              ------             ------
 Class R3 after tax on distributions                           7.90%           9.07  %               --                 --
------------------------------------------------------    ---------       ---------              ------             ------
 Class R3 after tax on distributions, with sale                6.32%           8.19  %               --                 --
------------------------------------------------------    ---------       ---------              ------             ------
 Class R4 before tax (began 10-17-05)                          9.94%              --             11.02  %               --
------------------------------------------------------    ---------       ----------         ----------             ------
 Class R5 before tax (began 10-17-05)                         10.21%              --                 --             11.29  %
------------------------------------------------------    ---------       ----------         ----------         ----------
 40% Standard & Poor's 500/60% Lehman Aggregate Bond           8.83%            9.70%**            9.70%**            9.70%**

 *Average annual total returns are not provided for Class R, Class R1 and Class
  R2, as they began operations on September 18, 2006.
**Index figure as of closest month end to inception date

Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

12  PORTFOLIO

[CLIP ART]Principal risks
          ---------------
The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

o Fund of funds risk

o Investment company securities risk

o Non-diversification risk

o Equity securities risk

o Fixed-income securities risk

    o Credit and counterparty risk

    o Lower rated fixed-income securities and high yield securities risk

    o Interest rate risk

o Foreign securities risk

o Management risk

SUBADVISER
----------

MFC Global (U.S.A.)
------------------

FUND CODES
----------

Class R
Ticker         JNLMX
CUSIP          47803M861

Class R1
Ticker         JPLMX
CUSIP          47803M853

Class R2
Ticker         JQLMX
CUSIP          47803M846

Class R3
Ticker         JRLMX
CUSIP          47803V226

Class R4
Ticker         JSLMX
CUSIP          47803V218

Class R5
Ticker         JTLMX
CUSIP          47803V192


[CLIP ART]Your expenses
Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

-----------------------------------------------------------------------------------------------------------------------------
Annual operating expenses                  Class R(1)  Class R1(1)  Class R2(1)      Class R3       Class R4        Class R5
-----------------------------------------------------------------------------------------------------------------------------
 Management fee                              0.04%        0.04%        0.04%            0.04%          0.04%            0.04%
---------------------------------------- --------     --------     --------         --------       --------          -------
 Distribution and service (12b-1) fees       0.75%        0.50%        0.25%            0.50%          0.25%           None
---------------------------------------- --------     --------     --------         --------       --------         --------
 Other expenses(2)                          12.61%       12.60%       12.58%            2.59%          1.24%            2.79%
---------------------------------------- --------     --------     --------         --------       --------         --------
 Acquired Fund Fees and Expenses             0.83%        0.83%        0.83%            0.83%          0.83%            0.83%
---------------------------------------- --------     --------     --------         --------       --------         --------
 Total Portfolio expenses(3)                14.23%       13.97%       13.70%            3.96%          2.36%            3.66%
---------------------------------------- --------     --------     --------         --------       --------         --------
 Contractual expense reimbursement          12.45%       12.44%       12.42%            2.35%          1.01%            2.63%
 (at least until 5-1-08)(4)
---------------------------------------- --------     --------     --------         --------       --------         --------
Net Portfolio expenses                      1.78%        1.53%        1.28%            1.61%          1.35%            1.03%

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.


 Expenses    Year 1     Year 3     Year 5     Year 10
 Class R    $  181     $  2,854   $  5,056   $  9,011
----------- ------     --------   --------   --------
 Class R1   $  156     $  2,793   $  4,979   $  8,941
----------- ------     --------   --------   --------
 Class R2   $  130     $  2,730   $  4,898   $  8,867
----------- ------     --------   --------   --------
 Class R3   $  164     $    991   $  1,836   $  4,026
----------- ------     --------   --------   --------
 Class R4   $  137     $    640   $  1,169   $  2,619
----------- ------     --------   --------   --------
 Class R5   $  105     $    876   $  1,668   $  3,743

1    Based on estimated expenses for the current fiscal year.

2 In the case of Class R, R1, R2, R3, R4 and R5 shares, other expenses include fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.25% for Class R, R1, and R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

3 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

4 In the case of Class R, R1, R2, R3, R4 and R5 shares, the Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2008 for Class R, R1, R2, R3, R4 and R5 shares and may thereafter be terminated by the Adviser at any time.

                                                                   PORTFOLIO  13

Lifestyle Conservative Portfolio

[CLIP ART]Goal and strategy
          -----------------
GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 20% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 80% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity Underlying Funds and 80% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 30%/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

[CLIP ART]Past performance
The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class R3 calendar year total returns
--------------------------------------------------------------------------------
         Bestquarter: Q3' 06, 3.61%                Worst quarter: Q2' 06, -0.44%
--------------------------------------------------------------------------------

[THE FOLLOWING IS REPRESENTED IN THE PRINTED MATERIAL AS A BAR CHART]
2006                            7.78%

 Average annual total returns                                                Life of           Life of           Life of
for period ended 12-31-06*                                   1 Year        Class R3          Class R4          Class R5
 Class R3 before tax (began 10-17-05)                          7.78%          8.05%                --                --
------------------------------------------------------     --------       --------             ------            ------
 Class R3 after tax on distributions                           5.92%          6.33%                --                --
------------------------------------------------------     --------       --------             ------            ------
 Class R3 after tax on distributions, with sale                5.05%          5.85%                --                --
------------------------------------------------------     --------       --------             ------            ------
 Class R4 before tax (began 10-17-05)                          7.97%             --             8.25%                --
------------------------------------------------------     --------       ---------         ---------            ------
 Class R5 before tax (began 10-17-05)                          8.26%             --                --             8.53%
------------------------------------------------------     --------       ---------         ---------         ---------
 20% Standard & Poor's 500/80% Lehman Aggregate Bond           6.57%           7.31%**           7.31%**           7.31%**
------------------------------------------------------     --------       ---------         ---------         ---------

 *Average annual total returns are not provided for Class R, Class R1 and Class
  R2, as they began operations on September 18, 2006.
**Index figure as of closest month end to inception date

Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.

14  PORTFOLIO

[CLIP ART]Principal risks
          ---------------
The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

o Fund of funds risk

o Investment company securities risk

o Non-diversification risk

o Equity securities risk

o Fixed-income securities risk

    o Credit and counterparty risk

    o Lower rated fixed-income securities and high yield securities risk

    o Interest rate risk

o Foreign securities risk

o Management risk

        SUBADVISER
        ----------

        MFC Global (U.S.A.)
        -------------------

        FUND CODES
        ----------

Class R
Ticker         JNLCX
CUSIP          47803M838
Class R1
Ticker         JPLCX
CUSIP          47803M820
Class R2
Ticker         JQLCX
CUSIP          47803M812
Class R3
Ticker         JRLCX
CUSIP          47803V374
Class R4
Ticker         JSLCX
CUSIP          47803V366
Class R5
Ticker         JTLRX
CUSIP          47803V358

[CLIP ART]Your expenses
          -------------
Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

-----------------------------------------------------------------------------------------------------------------------------
Annual operating expenses                  Class R(1)  Class R1(1)  Class R2(1)    Class R3       Class R4          Class R5
-----------------------------------------------------------------------------------------------------------------------------
 Management fee                              0.04%        0.04%        0.04%            0.04%          0.04%            0.04%
---------------------------------------- --------     --------     --------         --------       --------          -------
 Distribution and service (12b-1) fees       0.75%        0.50%        0.25%            0.50%          0.25%           None
---------------------------------------- --------     --------     --------         --------       --------         --------
 Other expenses(2)                          12.70%       12.70%       12.69%            5.69%          2.58%            6.33%
---------------------------------------- --------     --------     --------         --------       --------         --------
 Acquired Fund Fees and Expenses             0.79%        0.79%        0.79%            0.79%          0.79%            0.79%
---------------------------------------- --------     --------     --------         --------       --------         --------
 Total Portfolio expenses(3)                14.28%       14.03%       13.77%            7.02%          3.66%            7.16%
---------------------------------------- --------     --------     --------         --------       --------         --------
 Contractual expense reimbursement          12.54%       12.54%       12.53%            5.46%          2.36%            6.17%
 (at least until 5-1-08)(4)
---------------------------------------- --------     --------     --------         --------       --------         --------
 Net Portfolio expenses                      1.74%        1.49%        1.24%            1.56%          1.30%            0.99%

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

Expenses    Year 1     Year 3     Year 5     Year 10
Class R    $  177     $  2,859   $  5,066   $  9,022
----------- ------     --------   --------   --------
Class R1   $  152     $  2,800   $  4,991   $  8,956
----------- ------     --------   --------   --------
Class R2   $  126     $  2,739   $  4,913   $  8,884
----------- ------     --------   --------   --------
Class R3   $  159     $  1,582   $  2,948   $  6,129
----------- ------     --------   --------   --------
Class R4   $  132     $    902   $  1,692   $  3,761
----------- ------     --------   --------   --------
Class R5   $  101     $  1,558   $  2,954   $  6,186

1    Based on estimated expenses for the current fiscal year.

2 In the case of Class R, R1, R2, R3, R4 and R5 shares, other expenses include fees paid by the Portfolio to the Adviser under an agreement pursuant to which the Adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the R classes of shares. The amount of the fee is 0.25% for Class R, R1 and R2 shares, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

3 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

4 In the case of Class R, R1, R2, R3, R4 and R5 shares, the Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2008 for Class R, R1, R2, R3, R4 and R5 shares and may thereafter be terminated by the Adviser at any time.

                                                                   PORTFOLIO  15

Your account
--------------------------------------------------------------------------------
Who can buy Class R, R1, R2, R3, R4 and R5 shares
Class R, R1, R2, R3, R4 and R5 shares are available to certain types of investors, as noted below:

o Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the "Code")("529 Plans") distributed by John Hancock or one of its affiliates.
o Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.
o Class R shares are available only to Retirement Plans where the shares are held on the books of the Portfolios through omnibus accounts (either at the plan level or at the level of the financial service firm).
o Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest only in Class R, R1, R2, R3, R4 and R5 shares.

Class R, R1, R2, R3, R4 and R5 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

--------------------------------------------------------------------------------
Class R, R1, R2, R3, R4 and R5 shares cost structure

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios are sold without any front-end or deferred sales charges. Each of the R, R1, R2, R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. The Class R5 shares do not have a Rule 12b-1 plan.
--------------------------------------------------------------------------------
 Class R
--------------------------------------------------------------------------------
o Distribution and service (12b-1) fees of 0.75%.
--------------------------------------------------------------------------------
 Class R1
--------------------------------------------------------------------------------
o Distribution and service (12b-1) fees of 0.50%.
--------------------------------------------------------------------------------
 Class R2
--------------------------------------------------------------------------------
o Distribution and service (12b-1) fees of 0.25%.
--------------------------------------------------------------------------------
 Class R3
--------------------------------------------------------------------------------
o Distribution and service (12b-1) fees of 0.50%.
--------------------------------------------------------------------------------
 Class R4
--------------------------------------------------------------------------------
o Distribution and service (12b-1) fees of 0.25%.

Each Portfolio has adopted Service Plans for the Class R, R1, R2, R3, R4 and R5 shares, which authorize the Portfolios to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the Portfolios by Retirement Plans. The service fee is a specified percentage of the average daily net assets of a Portfolio's share class held by plan participants and is 0.25% for Class R, Class R1 and Class R2, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan, which may use a Portfolio as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees
Rule 12b-1 fees will be paid to the Portfolios' distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid out of the Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the Portfolios, which have their own expense structure, may be offered in separate prospectuses.

Your broker dealer or agent may charge you a fee to effect transactions in Portfolio shares.

Additional payments to financial intermediaries
Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Portfolios in two principal ways:

o directly, by the payment of sales commissions, if any; and
o indirectly, as a result of the Portfolios paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in the Distributor's efforts to promote the sale of the Portfolios' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolios and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolios' net assets, which, as well as benefiting the Portfolios, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Portfolios in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the Portfolios.

The Statement of Additional Information ("SAI") discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus.

16 YOUR ACCOUNT

You can ask your firm about any payments it receives from the Distributor or the Portfolios, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the Portfolios, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for Portfolios. If your intermediary provides these services, the Adviser or the Portfolios may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolios.

--------------------------------------------------------------------------------
Opening an account

1 Read this prospectus carefully.

2 Determine if you are eligible, referring to "Who Can Buy Class R, R1, R2, R3,
  R4 and R5 Shares."

3 Eligible Retirement Plans generally may open an account and purchase Class R, R1, R2, R3, R4 and R5 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R, R1, R2, R3, R4 and R5 shares of the Portfolios.

Additional shares may be purchased through a Retirement Plan's administrator or recordkeeper. There is no minimum initial investment for Class R, R1, R2, R3, R4 and R5 shares. A Retirement Plan participant can obtain a Retirement Plan application or a rollover individual retirement account application from his or her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. ("Signature Services"), JHF II's transfer agent at 1-888-972-8696.


--------------------------------------------------------------------------------
Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a Portfolio as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the Portfolios.

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value ("NAV") per share for each Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M., Eastern Time). The NAV for each Portfolio is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. A prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Buy and Sell prices
When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests
The Portfolios are open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

In unusual circumstances, the Portfolios may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges
You may exchange Class R, R1, R2, R3, R4 and R5 shares for the same class of other John Hancock funds that are available through your plan, or Money Market Fund Class A shares without paying a sales charge. The registration for both accounts must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R, R1, R2, R3, R4 and R5 shares.

Excessive trading
The Portfolios are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Portfolio can disrupt investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that a Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the

                                                                 YOUR ACCOUNT 17
processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolios' NAVs at the conclusion of the delay period. Each Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The Board of Trustees of JHF II has adopted the following policies and procedures by which the Portfolios, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
Each Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolio's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain Retirement Plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolios believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to each Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolios to detect and curtail excessive trading practices, a significant percentage of a Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and despite the efforts of the Portfolios to prevent excessive trading, there is no guarantee that the Portfolios or their agents will be able to identify such shareholders or curtail their trading practices. The ability of a Portfolios and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolios will not always be able to detect frequent trading activity, investors should not assume that the Portfolios will be able to detect or prevent all frequent trading or other practices that disadvantage a Portfolio. For example, the ability of a Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Portfolio's beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, Retirement Plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolios.

Excessive trading risk
To the extent that a Portfolio or its agents are unable to curtail excessive trading practices in a Portfolio, these practices may interfere with the efficient management of the Portfolios and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased Portfolio transactions and use of the line of credit would correspondingly increase the Portfolio's operating costs and decrease the Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
o A fund that invests a significant portion of its assets in below investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a Portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account Information
JHF II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply his or her name, address, date of birth and Social Security number. If you do not provide the required information, we may not be able to

18 YOUR ACCOUNT
open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares
The Portfolios do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows (for rollover IRA accounts only):

o after every transaction (except a dividend reinvestment automatic investment or systematic withdrawal) that affects your account balance;
o after any changes of name or address of the registered owner(s);
o in all other circumstances, at least quarterly.

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The Aggressive Portfolio and Growth Portfolio generally declare and pay income dividends annually. The Balanced Portfolio, Moderate Portfolio and Conservative Portfolio declare and pay income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of a Portfolio's fiscal year.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same Portfolio and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
Additional investor services

Disclosure of portfolio holdings
Each Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Portfolio will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the Portfolio. The information described above will remain on the Web site until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. Each Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire portfolio holdings as of the applicable calendar quarter end.

                                                                 YOUR ACCOUNT 19

Risks of investing in the Portfolios
--------------------------------------------------------------------------------
Fund of funds risk
A Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the approximate mix of Underlying Funds. In addition, achieving a Portfolio's objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

A Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds, which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks.

Investment company securities risk
The Portfolios bear their own expenses and indirectly bear their proportionate share of expenses of the Underlying Funds in which they invest.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolios are not "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified." Although the Portfolios are non-diversified, the risks associated with non-diversification are lower for the Portfolios because they allocate their assets among multiple Underlying Funds.

20 RISKS OF INVESTING IN THE PORTFOLIOS

Information about the Underlying Funds

--------------------------------------------------------------------------------
Risks of investing in Underlying Funds
By owning shares of Underlying Funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest in equity securities which invest primarily in growth securities are subject to these risks.

Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and Other Strategic Transactions," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 21
rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income securities and high yield securities risk Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

o Risk to principal and income Investing in lower rated fixed- income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

o Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.

o Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
o Dependence on subadviser's own credit analysis While a subadviser to an Underlying Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed- income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed- income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities Risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks

22 INFORMATION ABOUT THE UNDERLYING FUNDS include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging and other strategic transactions risk
Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Fund contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 23
the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Management risk
Each Underlying Fund is subject to management risk because it relies on the adviser or subadviser's ability to pursue its objective. The adviser or subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The adviser or subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the adviser or subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified."

24 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
Description of Funds
The Portfolios may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of each of JHF II and JHF
III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in the Portfolios' SAI and in the prospectus for these Funds. The Portfolios may also invest in other Underlying Funds not described in the chart.

------------------------------------------------------------------------------------------------------------------------------------
Fixed-Income Funds -- John Hancock Funds II
------------------------------------------------------------------------------------------------------------------------------------
                                         Estimated
Fund and subadviser(s)                   expense ratio      Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Active Bond Fund                         0.70%              To seek income and capital appreciation. Under normal market conditions,
Declaration Management & Research LLC                       the Fund invests at least 80% of its net assets (plus any borrowing for
and MFC Global Investment Management                        investment purposes) in a diversified mix of debt securities and
(U.S.), LLC                                                 instruments.

------------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                           0.82%              To seek total return consisting of income and capital appreciation.
Wells Capital Management, Incorporated                      Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                         0.79%              To seek maximum total return, consistent with preservation of capital
Pacific Investment Management                               and prudent investment management. Under normal market conditions, the
Company LLC                                                 Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S.
                                                            dollars.

------------------------------------------------------------------------------------------------------------------------------------
High Income Fund                         0.74%              To seek high current income; capital appreciation is a secondary goal.
MFC Global Investment Management                            Under normal market conditions, the Fund invests at least 80% of its net
(U.S.), LLC                                                 assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                          0.71%              To seek an above-average total return over a market cycle of three to
Western Asset Management Company                            five years, consistent with reasonable risk. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S.
                                                            government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities that have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality): Corporate Bonds, Preferred Stocks and
                                                            Convertible Securities--Moody's (Ba through C); Standard & Poor's (BB through D).

------------------------------------------------------------------------------------------------------------------------------------
Income Fund                              0.41%              To seek to maximize income while maintaining prospects for capital
Franklin Advisers, Inc.                                     appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund             0.79%              To seek a high level of current income consistent with the maintenance
Wellington Management Company, LLP                          of principal and liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S.
                                                            government bonds with intermediate to longer term maturities.

------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 25

------------------------------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                    0.75%              To seek maximum real return, consistent with preservation of real
Pacific Investment Management                               capital and prudent investment management. Under normal market
Company LLC                                                 conditions, the Fund seeks to achieve this investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                     0.69%              To seek income and capital appreciation. Under normal market conditions,
Declaration Management & Research LLC                       the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than
                                                            15% of the Fund's net assets will be invested in high yield bonds.

------------------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund                     0.94%              To seek a high level of current income with moderate share price
T. Rowe Price Associates, Inc.                              fluctuation. Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The
                                                            Fund seeks to maintain broad exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                      0.77%              To seek a high level of total return consistent with preservation of
Western Asset Management Company                            capital. Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowings for investment purposes) in fixed income securities.

------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                    0.80%              To seek a high level of current income. Under normal market conditions,
MFC Global Investment Management                            the Fund invests at least 80% of its assets in foreign government and
(U.S.), LLC                                                 corporate debt securities from developed and emerging markets U.S.
                                                            government and agency securities and domestic high yield bonds.

------------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Fund                   0.57%              To seek the performance of the Lehman Brothers Aggregate Bond Index (the
Declaration Management & Research LLC                       "Lehman Index") (which represents the U.S. investment grade bond market). Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowings for investment purposes) at the time of investment in securities listed in this index.

------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                        0.77%              To seek maximum total return, consistent with preservation of capital
Pacific Investment Management                               and prudent investment management. Under normal market conditions, the
Company LLC                                                 Fund invests at least 65% of its total assets in a diversified fund of fixed income instruments of varying maturities.

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund          0.72%              To seek a high level of current income consistent with preservation of
Western Asset Management Company                            capital and maintenance of liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities, such as collateralized mortgage obligations backed by such securities and futures contracts.
                                                            The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

------------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                0.82%              To seek total return with a high level of current income. Under normal
Wells Capital Management, Incorporated                      market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

------------------------------------------------------------------------------------------------------------------------------------

26 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Equity Funds -- John Hancock Funds II
------------------------------------------------------------------------------------------------------------------------------------
                                      Estimated
Fund and subadviser(s)                expense ratio         Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                        0.50%                 To seek the aggregate total return of a broad-based U.S. domestic equity
MFC Global Investment Management                            market index. Under normal market conditions, the Fund seeks to
(U.S.A.) Limited                                            approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the Fund invests at least 80%
                                                            of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P
                                                            500 Index and (b) securities (which may or may not be included in the
                                                            S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the Index
                                                            500 Fund's investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500 Index.*

------------------------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                     0.82%                 To seek long-term growth of capital. Under normal market conditions, the
Deutsche Investment Management                              Fund invests in common stocks and other equity securities within all
Americas Inc.                                               asset classes (small-, mid- and large-cap) of those within the Russell
                                                            3000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                   0.94%                 To seek long-term capital appreciation. Under normal market conditions,
AIM Capital Management, Inc.                                the Fund invests its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

------------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                    0.89%                 To seek capital appreciation. Under normal market conditions, the Fund
Lord, Abbett & Co. LLC                                      invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The
                                                            Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell
                                                            1000 Index. The Fund will invest the remainder of its assets in mid-sized and small company securities.*

------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                 0.85%                 To seek long-term growth of capital. Current income is a secondary
T. Rowe Price Associates, Inc.                              objective. Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies.
                                                            These are firms that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund             0.79%                 To seek long-term growth of capital. Under normal market conditions, the
Jennison Associates LLC                                     Fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

------------------------------------------------------------------------------------------------------------------------------------
Classic Value Fund                    0.90%                 To seek long-term growth of capital. Under normal market conditions, the
Pzena Investment Management, LLC                            Fund invests at least 80% of its assets in domestic equity securities.
                                                            The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

------------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                      0.83%                 To seek long-term capital growth. Under normal market conditions, the
Legg Mason Capital Management, Inc.                         Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser's opinion, offer the potential for capital growth.

------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                   1.05%                 To seek long-term growth of capital. Under normal market conditions, the
Deutsche Investment Management                              Fund invests at least 80% of its net assets in stocks and other equity
Americas Inc.                                               securities of medium-sized U.S. companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell Midcap Growth Index.*

------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 27

------------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                  0.93%                 To seek superior long-term rates of return through capital appreciation.
MFC Global Investment Management                            Under normal market conditions, the Fund seeks to achieve its objective
(U.S.), LLC                                                 by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund           1.03%                 To seek long term capital appreciation. Under normal market conditions,
RCM Capital Management LLC                                  the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small
                                                            Cap 600 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Fund           1.12%                 To seek long-term capital appreciation. Under normal circumstances, the
Dimensional Fund Advisors                                   Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

------------------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                    0.85%                 To seek substantial dividend income and also long-term capital
T. Rowe Price Associates, Inc.                              appreciation. Under normal market conditions, the Fund invests at least
                                                            80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well established companies paying above-average dividends.

------------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund               0.92%                 To seek growth of capital. Under normal market conditions, the Fund
Davis Selected Advisers, L.P.                               invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                0.81%                 To seek growth of capital. Under normal market conditions, the Fund
Davis Selected Advisers, L.P.                               invests in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

------------------------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                1.00%                 To seek total return, consisting of long-term capital appreciation and
UBS Global Asset Management                                 current income. Under normal market conditions, the Fund invests in
(Americas) Inc.                                             equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

------------------------------------------------------------------------------------------------------------------------------------
Global Fund                           1.00%                 To seek long-term capital appreciation. Under normal market conditions,
Templeton Global Advisors Limited                           the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund             0.90%                 To seek long-term capital growth. Under normal market conditions, the
Grantham, Mayo, Van Otterloo                                Fund invests at least 80% of its net assets in small and mid-cap
& Co. LLC                                                   companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the
                                                            Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index.*
------------------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund              1.06%                  To seek a combination of long-term capital appreciation and current
Deutsche Investment Management                              income. Under normal market conditions, the Fund invests at least 80% of
Americas Inc.                                               net assets (plus any borrowings for investment purposes) at the time of investment in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different countries, including the United States.

------------------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                 1.15%                  To seek long-term capital appreciation. Under normal market conditions,
T. Rowe Price Associates, Inc.                              the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

------------------------------------------------------------------------------------------------------------------------------------

28 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund      0.58%                  To seek the performance of a broad-based equity index of foreign
SSgA Funds Management, Inc.                                 companies, primarily in developed countries and, to a lesser extent, in emerging market countries. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in securities listed in the Morgan Stanley Capital International (MSCI[RegTM]) All CountryWorld
                                                            Excluding U.S. Index.*

------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund     1.00%                  To seek long-term growth of capital. Under normal market conditions, the
Marsico Capital Management, LLC                             Fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund invests in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S. The Fund invests in common stocks of companies operating in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund         1.13%                  To seek long-term capital appreciation. Under normal market conditions,
Templeton Investment Counsel, LLC                           the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies including emerging markets that have total stock market capitalizations or annual revenues of $4 billion or less.

------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund     1.14%                  To seek long-term capital appreciation. Under normal market conditions,
Dimensional Fund Advisors Inc.                              the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets but may also invest in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
International Value Fund             0.96%                  To seek long-term growth of capital. Under normal market conditions, the
Templeton Investment Counsel, Inc.                          Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                           0.82%              To seek to maximize total return, consisting of capital appreciation and
UBS Global Asset Management                                 current income. Under normal market conditions, the Fund invests at
(Americas) Inc.                                             least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies.
                                                            The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the
                                                            Fund's benchmark, the Russell 1000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                     0.88%              To seek long-term growth of capital. Under normal market conditions, the
BlackRock Investment Management, LLC                        Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies. The
                                                            Fund will seek to achieve this objective by investing in a diversified portfolio of equity securities of large cap companies located in the
                                                            U.S. The Fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.*

------------------------------------------------------------------------------------------------------------------------------------
Managed Fund                             0.79%              To seek income and long-term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo & Co. LLC                      conditions, the Fund invests primarily in a diversified mix of: (a)
and Declaration Management &                                common stocks of large capitalization U.S. companies; and (b) bonds with
Research LLC                                                an overall intermediate term average maturity.

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                       0.56%              To seek to approximate the aggregate total return of a mid cap U.S.
MFC Global Investment Management                            domestic equity market index. Under normal market conditions, the Fund
(U.S.A.) Limited                                            invests at least 80% of it net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the
                                                            S&P 400 Index and (b) securities (which may or may not be included in the S&P 400 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Intersection Fund                0.94%              To seek long-term growth of capital. Under normal market conditions, the
Wellington Management Company, LLP                          Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the
                                                            Fund, "medium-sized companies" are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Mid-
                                                            cap 400 Index.*

------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 29

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                       0.91%              To seek long-term growth of capital. Under normal market conditions, the
Wellington Management Company, LLP                          Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the
                                                            Fund, "medium-sized companies" are those with market capitalizations, at the time of investment within the collective market capitalization range of companies represented in either the Russell Midcap Index or the S&P
                                                            Midcap 400 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                0.97%              To seek long-term growth of capital. Under normal market conditions, the
RiverSource Investments, LLC                                Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market
                                                            capitalizations, at the time of investment, fall within the range of the
                                                            Russell Midcap Value Index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                       0.92%              To seek capital appreciation. Under normal market conditions, the Fund
Lord, Abbett & Co. LLC                                      invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid- sized companies, with market
                                                            capitalizations within the market capitalization range of companies in the Russell Midcap Index. The Fund invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.*

------------------------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                   1.07%              To seek long-term total return. Under normal market conditions, the Fund
Wellington Management Company, LLP                          will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.
                                                            Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                         1.00%              To seek long-term growth of capital. Under normal market conditions, the
MFC Global Investment Management                            Fund invests at least 80% of its net assets (plus any borrowings for
(U.S.A.) Limited                                            investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the
                                                            Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of
                                                            Fund securities.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund                1.39%              To seek long-term growth of capital. Under normal market conditions, the
MFC Global Investment Management                            Fund invests at least 65% of its total assets in equity securities of
(U.S.A.) Limited                                            U.S. companies. The Fund will focus on equity securities of U.S.
                                                            companies across the three market capitalization ranges of large, mid and small.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                0.80%              To seek long-term capital growth. Under normal market conditions, the
MFC Global Investment Management                            Fund invests at least 80% of its net assets (plus any borrowings for
(U.S.A.) Limited                                            investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar. The Fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                  0.74%              To seek long-term capital appreciation. Under normal market conditions,
MFC Global Investment Management                            the Fund invests at least 65% of its total assets in large-cap U.S.
(U.S.A.) Limited                                            securities with the potential for long-term growth of capital.

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                  0.89%              To seek long-term growth through a combination of capital appreciation
T. Rowe Price Associates, Inc.                              and current income. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes)
                                                            in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least
                                                            50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund              0.77%              To seek to achieve a combination of long-term capital appreciation and
Deutsche Investment Management                              current income. Under normal market conditions, the Fund invests at
Americas, Inc.                                              least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies.
                                                            Equity securities include common stock, preferred stock and securities convertible into common stock.

------------------------------------------------------------------------------------------------------------------------------------

30 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund                1.15%              To seek long-term growth of capital. Current income is incidental to the
T. Rowe Price Associates, Inc. and RCM                      Fund's objective. Under normal market conditions, the Fund invests at
Capital Management LLC                                      least 80% of its net assets (plus any borrowing for investment purposes)
                                                            in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                           0.91%              To seek maximum capital appreciation consistent with reasonable risk to
Independence Investments LLC                                principal. Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index, and
                                                            (c) the market capitalization of the companies in the S&P Small Cap 600
                                                            Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                1.17%                  To seek long-term capital appreciation. Under normal market conditions,
Wellington Management Company, LLP                          the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the
                                                            Fund, "small-cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P
                                                            Small Cap 600 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                 0.56%                  To seek to approximate the aggregate total return of a small cap U.S.
MFC Global Investment Management                            domestic equity market index. Under normal market conditions, the Fund
(U.S.A.) Limited                                            invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the
                                                            Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund         1.05%                  To seek long-term capital appreciation. Under normal market conditions,
Munder Capital Management                                   the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                 1.17%                  To seek long-term capital appreciation. Under normal market conditions,
Wellington Management Company, LLP                          the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, "small- cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P Small Cap 600 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Company Fund                   1.29%                  To seek long-term capital growth. Under normal market conditions, the
American Century Investment                                 Fund invests at least 80% of its net assets (plus any borrowing for
Management, Inc.                                            investment purposes) in stocks of U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index. *

------------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund            1.16%                  To seek long-term growth of capital. Under normal market conditions, the
AIM Capital Management, Inc.                                Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small-capitalization companies.
                                                            The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.*

------------------------------------------------------------------------------------------------------------------------------------
Small Company Value Fund             1.07%                  To seek long-term growth of capital. Under normal market conditions, the
T. Rowe Price Associates, Inc.                              Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index. The Fund invests in small companies whose common stocks are believed to be undervalued.*

------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 31

------------------------------------------------------------------------------------------------------------------------------------
Special Value Fund                   1.04%                  To seek long-term capital growth. Under normal market conditions, the
ClearBridge Advisors, LLC                                   Fund invests at least 80% of its net assets in common stocks and other equity securities of small capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalizations at the time of investment are no greater than (a) $3 billion or (b) the highest month-end market capitalization value of any stock in the
                                                            Russell 2000 Index for the previous 12 months, whichever is greater.*

------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund        0.59%                  To seek to approximate the aggregate total return of a broad U.S.
MFC Global Investment Management                            domestic equity market index. Under normal market conditions, the Fund
(U.S.A.) Limited                                            invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the
                                                            Dow Jones Wilshire 5000 Index and (b) securities (which may or may not be included in the Dow Jones Wilshire 5000 Index) that MFC Global
                                                            (U.S.A.) believes as a group will behave in a manner similar to the index.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund            0.74%            To seek long-term growth of capital. Under normal market conditions, the
Sustainable Growth Advisers, L.P.                           Fund invests least 80% of its net assets (plus any borrowing for investment purposes) in stocks of companies the subadviser regards, at the time of investment, as "U.S. Global Leaders." The Fund invests in common stocks of U.S. Global Leaders companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

------------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                     0.82%            To seek long term capital appreciation. Under normal market conditions,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in investments that are tied economically to the
                                                            U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Equity Index, an independently maintained and published equity index, which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.*

------------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                             0.95%            To seek capital growth and current income (income above that available
Massachusetts Financial Services Company                    from the Fund invested entirely in equity securities). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

------------------------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund                 0.92%            To seek long-term capital appreciation. Under normal market conditions,
UST Advisers, Inc.                                          the Fund invests at least 65% of its total assets in common stocks of
                                                            U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company's assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

------------------------------------------------------------------------------------------------------------------------------------
Value Fund                                 0.98%            To seek an above-average total return over a market cycle of three to
Morgan Stanley Investment Management                        five years, consistent with reasonable risk. Under normal market
Inc. d/b/a Van Kampen                                       conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index.*

------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                   0.90%            To seek long-term capital growth. Under normal market conditions, the
Grantham, Mayo, Van Otterloo & Co. LLC                      Fund invests at least 80% of its assets in securities of small- and mid-cap companies and the Fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations ("small- and mid-cap companies").*

------------------------------------------------------------------------------------------------------------------------------------
Vista Fund                                 1.02%            To seek long-term capital growth. Under normal market conditions, the
American Century Investment                                 Fund invests in common stocks of companies that are medium-sized and
Management, Inc.                                            smaller at the time of purchase, but the Fund may purchase other types of securities as well.

------------------------------------------------------------------------------------------------------------------------------------

32 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
 Equity Funds -- John Hancock Funds III
------------------------------------------------------------------------------------------------------------------------------------
                                         Estimated
Fund and subadviser(s)                   expense ratio      Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Active Value Fund                        0.90%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
Global Fund                              1.17%              To seek to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the S&P/Citigroup Primary Market Index World Growth Index.
                                                            The Fund typically invests in a diversified portfolio of equity investments from the world's developed markets.*

------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                              1.28%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                1.56%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 2500 Growth Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                            Index, or in companies with total market capitalizations similar such companies ("small-cap companies"). The Fund normally invests at least
                                                            80% of its assets in investments in small-cap companies.*

------------------------------------------------------------------------------------------------------------------------------------
International Core Fund                  1.35%              To seek to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.*

------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                1.68%              To seek to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the S&P/Citigroup Primary Market Index Europe, Pacific, Asia
                                                            Composite Growth Style Index. The Fund typically invests in a diversified mix of equity investments from developed markets outside the
                                                            U.S.*

------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                     1.34%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                           1.34%              To seek to achieve a high total return by outperforming its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund                 0.85%              To seek to achieve a high total return by outperforming its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.*

------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                 1.38%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 2500 Value Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                            Index, or in companies with total market capitalizations similar such companies ("small-cap companies"). The Fund normally invests at least
                                                            80% of its assets in securities of small-cap companies.*

------------------------------------------------------------------------------------------------------------------------------------

* "Lehman-Brothers Aggregate Bond[RegTM]" is a trademark of Lehman Brothers, Inc., "S&P 400[RegTM]," "S&P 500[RegTM]," "S&P/Citigroup Primary Market Index[RegTM]," "S&P Mid Cap 400[RegTM]" and "S&P Small Cap 600[RegTM]" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000[RegTM]," "Russell 1000 Value[RegTM]," "Russell 1000 Growth[RegTM]," "Russell 2000[RegTM]," "Russell 2000[RegTM] Growth," "Russell 2500[RegTM]," "Russell 2500 Value[RegTM]," "Russell 2500 Growth[RegTM]," "Russell 3000[RegTM]," "Russell Midcap[RegTM]," "Russell Midcap Growth[RegTM]," "Russell 2000 Index[RegTM]" and "Russell Midcap Value[RegTM]" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000[RegTM]" and "Wilshire 5000 Equity Index[RegTM]" are trademarks of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE[RegTM]" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 33

--------------------------------------------------------------------------------
Portfolio details
--------------------------------------------------------------------------------
Business structure
The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the respective investment goal of each of the Portfolios without shareholder approval.

Management fees
JHF II pays the Adviser a fee for each Portfolio for its services to the Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust ("JHT")) determined in accordance with the following schedule and that rate is applied to the assets of each Portfolio.

--------------------------------------------------------------------------------
 Management fee schedule
--------------------------------------------------------------------------------

                             First            Excess over
                             $7.5 billion     $7.5 billion
 Aggregate Assets of
 Lifestyle Portfolios and
 JHT Lifestyle Trusts         0.050%           0.040%


                                                -------------------
                                                |  Shareholders   |-----------------------
                                                -------------------                      |
                                                         |                               |
                                ---------------------------------------------------      |
                                |           Financial services firms and          |      |
                                |              their representatives              |      |
                                |                                                 |      |
                         |------|      Advise current and prospective share-      |------|
                         |      |  holders on their Portfolio investments, often  |      |
  Distribution and       |      |   in the context of an overall financial plan.  |      |
 shareholder services    |      ---------------------------------------------------      |
                         |                                                               |
                         |                                                               |
                         |                                                               |
-----------------------------------------------------   ----------------------------------------------------
|             Principal distributor                 |   |                Transfer agent                    |
|                                                   |   |    John Hancock Signature Services, Inc.         |
|            John Hancock Funds, LLC                |   | Handles shareholder services, including record-  |
|                                                   |   | keeping and statements, distribution of dividends|
| Markets the Portfolios and distributes shares     |   |      and processing of buy and sell requests.    |
|   through selling brokers, financial planners     |   |                                                  |
|      and other financial representatives.         |   |                                                  |
-----------------------------------------------------   ----------------------------------------------------
                          |                                                              |
                          ----------------------------------------------------------------
                                                                       |
----------------------------------  ---------------------------------- |  ---------------------------------------------
|                                |  |                                | |  |               Custodian                   |
|           Subadviser           |  |       Investment adviser       | |  |                                           |
|                                |  |                                | |  |      State Street Bank & Trust Company    |    Asset
|MFC Global Investment Management|  |      John Hancock Investment   | |  |           2 Avenue de Lafayette           |  management
|        (U.S.A.) Limited        |  |     Management Services, LLC   | |  |               Boston, MA 0211             |
|     200 Bloor Street East      |  |      601 Congress Street       | |  |  Holds the Portfolios' assets, settles all|
|Toronto, Ontario, Canada M4W 1ES|  |      Boston, MA 02210-280      | |  |   portfolio trades and collects most of   |
| Provides portfolio management  |  | Manages the Portfolios business| |  |      the valuation data required for      |
|       to the Portfolios.       |  |   and investment activities.   | |  |      calculating each Portfolio's NAV     |
----------------------------------  ---------------------------------- |  --------------------------------------------
                  |                                    |               |                  |
                  |                                    |               |                  |
                  |                                    ------------------------------------
---------------------------------------                                |
|                                     |                                |
|       Subadviser consultant         |                                |
|                                     |                                |
|        Deutsche Investment          |                --------------------------------------
|     Management Americas, Inc.       |                |                                    |
|        345 Park Avenue              |                |            Trustees                |
|    New York, New York 10154         |                | Oversee the Portfolios activities. |
|                                     |                |                                    |
|    Provides asset allocation        |                --------------------------------------
|consulting services to the subadviser|
|                                     |
---------------------------------------


34 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
Business structure

Subadviser
MFC Global (U.S.A.) is the subadviser to each of the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser and not by any of the Portfolios. Similarly, DeAM is compensated by the subadviser and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees' approval, is permitted to appoint a new subadviser for a Fund or Portfolio, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change Portfolio and Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio manager
Steve Orlich has been the portfolio manager for each Portfolio since inception. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

Appendix C of the SAI includes information about the portfolio manager, including information about his compensation, accounts he manages other than the Portfolios and his ownership of Portfolio shares, if any.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approving the investment advisory and subadvisory contracts of the Portfolios is available in the Portfolios' annual report to shareholders for the period ended August 31, 2006.

                                                            PORTFOLIO DETAILS 35

--------------------------------------------------------------------------------
Financial highlights

The financial highlights table below for each Portfolio is intended to help investors understand the financial performance of the Portfolio for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Portfolio (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolios as of December 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Portfolios' financial statements, in the Portfolios' annual reports, which have been incorporated by reference into the SAI and are available upon request.

------------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio                                        PERIOD ENDED
------------------------------------------------------------------------------------
CLASS R SHARES                                                          12-31-06(b),(c)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $14.11
------------------------------------------------------------------------------------
Net investment incomeh,(v)                                                  0.13
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             1.17
------------------------------------------------------------------------------------
Total from investment operations                                            1.30
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                                 (0.33)
------------------------------------------------------------------------------------
From net realized gain                                                     (0.29)
------------------------------------------------------------------------------------
                                                                           (0.62)
------------------------------------------------------------------------------------
Net asset value, end of period                                            $14.79
------------------------------------------------------------------------------------
Total returnk,(l) (%)                                                       9.22(m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets (q) (%)                         0.95(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (p), (q) (%)                 10.66(r)
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (v) (%)                2.94(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                         5(m)
------------------------------------------------------------------------------------

CLASS R1 SHARES                                                         12-31-06(b),(c)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                      $14.11
-----------------------------------------------------------------------------------
Net investment incomeh,(v)                                                  0.08
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             1.23
-----------------------------------------------------------------------------------
Total from investment operations                                            1.31
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.37)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.29)
-----------------------------------------------------------------------------------
                                                                           (0.66)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $14.76
-----------------------------------------------------------------------------------
Total returnk, (l) (%)                                                      9.25(m)
-----------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets (q) (%)                         0.70(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets (p),(q) (%)                  12.89(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets (v) (%)                1.79(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                         5(m)
-----------------------------------------------------------------------------------

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

c   Class R and Class R1 shares began operations on 9-18-06.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

36 PORTFOLIO DETAILS

------------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio (continued)                            PERIOD ENDED
------------------------------------------------------------------------------------
CLASS R2 SHARES                                                         12-31-06(b),(c)
------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of period                                      $14.11
-----------------------------------------------------------------------------------
Net investment incomeh,(v)                                                  0.09
------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             1.23
------------------------------------------------------------------------------------
Total from investment operations                                            1.32
------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------
From net investment income                                                 (0.40)
------------------------------------------------------------------------------------
From net realized gain                                                     (0.29)
------------------------------------------------------------------------------------
                                                                           (0.69)
------------------------------------------------------------------------------------
Net asset value, end of period                                            $14.74
------------------------------------------------------------------------------------
Total returnk,(l) (%)                                                       9.37(m)
------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q) (%)                          0.45(r)
------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q) (%)                   12.24(r)
------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v) (%)                 2.07(r)
------------------------------------------------------------------------------------
Portfolio turnover (%)                                                         5(m)
------------------------------------------------------------------------------------

CLASS R3 SHARES                                                 8-31-06(a)     12-31-06(b)
------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $12.63          $14.06
------------------------------------------------------------------------------------------
Net investment incomeh,(v) (loss)                                 (0.05)           0.08
------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                    1.54            1.24
------------------------------------------------------------------------------------------
Total from investment operations                                   1.49            1.32
------------------------------------------------------------------------------------------
Less distributions
------------------------------------------------------------------------------------------
From net investment income                                        (0.06)          (0.37)
------------------------------------------------------------------------------------------
From net realized gain                                               --           (0.29)
------------------------------------------------------------------------------------------
                                                                  (0.06)          (0.66)
------------------------------------------------------------------------------------------
Net asset value, end of period                                   $14.06          $14.72
------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                       11.81            9.36
------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                              $1              $2
------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)             0.69            0.72
------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)       8.07            2.21
------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets(r),(v) (%)     (0.47)           1.70
------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                            23               5
------------------------------------------------------------------------------------------

a   Class R3 shares began operations on 10-18-05.

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

c   Class R2 shares began operations on 9-18-06.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 37

--------------------------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio (continued)                            PERIOD ENDED
--------------------------------------------------------------------------------------------------
CLASS R4 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.63          $14.07
--------------------------------------------------------------------------------------------------
Net investment income (loss)(h),(v)                                     (0.05)           0.08
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.55            1.25
--------------------------------------------------------------------------------------------------
Total from investment operations                                         1.50            1.33
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.06)          (0.40)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.29)
--------------------------------------------------------------------------------------------------
                                                                        (0.06)          (0.69)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.07          $14.71
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                             11.94            9.46
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $2              $2
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.49            0.53
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             4.08             1.38
--------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets(r),(v) (%)  (0.38)           1.71
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  23               5
--------------------------------------------------------------------------------------------------

CLASS R5 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.63          $14.09
--------------------------------------------------------------------------------------------------
Net investment incomeh,(v)                                               0.01            0.09
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.52            1.26
--------------------------------------------------------------------------------------------------
Total from investment operations                                         1.53            1.35
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.07)          (0.44)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.29)
--------------------------------------------------------------------------------------------------
                                                                        (0.07)          (0.73)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.09          $14.71
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                             12.16            9.57
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(i)           $1
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.20            0.23
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             8.26            4.07
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          0.05            1.90
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  23               5
--------------------------------------------------------------------------------------------------

a   Class R4 and Class R5 shares began operations on 10-18-05.

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

38 PORTFOLIO DETAILS

-----------------------------------------------------------------------------------
Lifestyle Growth Portfolio                                            PERIOD ENDED
-----------------------------------------------------------------------------------
CLASS R SHARES                                                          12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $14.70
-----------------------------------------------------------------------------------
Net investment incomeh,(v)                                                  0.15
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.98
-----------------------------------------------------------------------------------
Total from investment operations                                            1.13
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.40)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.36)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.28)
-----------------------------------------------------------------------------------
                                                                           (1.04)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $14.79
-----------------------------------------------------------------------------------
Total return(k),(l) (%)                                                     7.64(m)
-----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q) (%)                          0.95(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q) (%)                   12.41(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v) (%)                 3.39(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                         4(m)
-----------------------------------------------------------------------------------

CLASS R1 SHARES                                                         12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $14.70
-----------------------------------------------------------------------------------
Net investment incomeh,(v)                                                  0.14
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             1.00
-----------------------------------------------------------------------------------
Total from investment operations                                            1.14
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.42)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.36)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.29)
-----------------------------------------------------------------------------------
                                                                           (1.07)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $14.77
-----------------------------------------------------------------------------------
Total return(k),(l) (%)                                                     7.75(m)
-----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q) (%)                          0.69(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q) (%)                   12.95(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v) (%)                 3.23(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                         4(m)
-----------------------------------------------------------------------------------

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

c   Class R and Class R1 shares began operations on 9-18-06.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 39

-----------------------------------------------------------------------------------
Lifestyle Growth Portfolio (continued)                                PERIOD ENDED
-----------------------------------------------------------------------------------
CLASS R2 SHARES                                                         12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $14.70
-----------------------------------------------------------------------------------
Net investment income(h),(v)                                                0.15
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.99
-----------------------------------------------------------------------------------
Total from investment operations                                            1.14
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.44)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.36)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.30)
-----------------------------------------------------------------------------------
                                                                           (1.10)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $14.74
-----------------------------------------------------------------------------------
Total return(k),(l) (%)                                                     7.80(m)
-----------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA

-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q) (%)                          0.45(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q) (%)                   12.74(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v) (%)                 3.48(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                         4(m)
-----------------------------------------------------------------------------------


CLASS R3 SHARES                                                    8-31-06(a)  12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.35          $14.61
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.07            0.16
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.26            1.01
--------------------------------------------------------------------------------------------------
Total from investment operations                                         1.33            1.17
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.07)          (0.42)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.36)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                                    (0.29)
--------------------------------------------------------------------------------------------------
                                                                        (0.07)          (1.07)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.61          $14.71
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                              9.98            8.00
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $2              $4
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.68            0.71
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             5.07            1.35
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          0.62            3.13
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  26               4
--------------------------------------------------------------------------------------------------

a   Class R3 shares began operations on 10-18-05.

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

c   Class R2 shares began operations on 9-18-06.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

40 PORTFOLIO DETAILS

--------------------------------------------------------------------------------------------------
Lifestyle Growth Portfolio (continued)                                     PERIOD ENDED
--------------------------------------------------------------------------------------------------
CLASS R4 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.35          $14.64
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.08            0.16
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.29            1.01
--------------------------------------------------------------------------------------------------
Total from investment operations                                         1.37            1.17
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.08)          (0.44)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.36)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                                    (0.30)
--------------------------------------------------------------------------------------------------
                                                                        (0.08)          (1.10)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.64          $14.71
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                             10.26            8.04
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $5              $7
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.49            0.53
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             1.78            0.80
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          0.69            3.12
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  26               4
--------------------------------------------------------------------------------------------------

CLASS R5 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.35          $14.66
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.09            0.18
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.30            1.02
--------------------------------------------------------------------------------------------------
Total from investment operations                                         1.39            1.20
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.08)          (0.47)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.36)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                                    (0.32)
--------------------------------------------------------------------------------------------------
                                                                        (0.08)          (1.15)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.66          $14.71
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                             10.47            8.15
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $2              $2
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.19            0.20
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             2.52            1.40
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          0.70            3.54
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  26               4
--------------------------------------------------------------------------------------------------

a   Class R4 and Class R5 shares began operations on 10-18-05.

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

h   Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 41

-----------------------------------------------------------------------------------
Lifestyle Balanced Portfolio                                          PERIOD ENDED
-----------------------------------------------------------------------------------
CLASS R SHARES                                                          12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $14.44
-----------------------------------------------------------------------------------
Net investment income(h),(v)                                                0.32
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.66
-----------------------------------------------------------------------------------
Total from investment operations                                            0.98
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.41)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.27)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.35)
-----------------------------------------------------------------------------------
                                                                           (1.03)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $14.39
-----------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                                 6.79
-----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                      0.95
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)                8.41
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)             7.37
-----------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                      3
-----------------------------------------------------------------------------------

CLASS R1 SHARES                                                         12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $14.44
-----------------------------------------------------------------------------------
Net investment income(h),(v)                                                0.21
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.78
-----------------------------------------------------------------------------------
Total from investment operations                                            0.99
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.42)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.27)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.36)
-----------------------------------------------------------------------------------
                                                                           (1.05)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $14.38
-----------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                                 6.84
-----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                      0.70
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)               13.06
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v),(r) (%)             4.96
-----------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                      3
-----------------------------------------------------------------------------------

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

c   Class R and Class R1 shares began operations on 9-18-06.

h   Based on the average of the shares outstanding.


i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

42 PORTFOLIO DETAILS

-----------------------------------------------------------------------------------
Lifestyle Balanced Portfolio (continued)                              PERIOD ENDED
-----------------------------------------------------------------------------------
CLASS R2 SHARES                                                         12-31-06(a),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $14.44
-----------------------------------------------------------------------------------
Net investment income(h),(v)                                                0.22
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.77
-----------------------------------------------------------------------------------
Total from investment operations                                            0.99
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.43)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.27)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.36)
-----------------------------------------------------------------------------------
                                                                           (1.06)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $14.37
-----------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                                 6.90
-----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                      0.45
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)               12.70
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)             5.21
-----------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                      3
-----------------------------------------------------------------------------------

CLASS R3 SHARES                                                       8-31-06(b)     12-31-06(c)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.35          $14.37
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.36            0.22
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.82            0.82
--------------------------------------------------------------------------------------------------
Total from investment operations                                         1.18            1.04
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.16)          (0.42)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --(j)        (0.27)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                       --           (0.36)
--------------------------------------------------------------------------------------------------
                                                                        (0.16)          (1.05)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.37          $14.36
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                              8.92            7.22
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $3              $5
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.69            0.72
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             3.70            1.24
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          3.10            4.55
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  23               3
--------------------------------------------------------------------------------------------------

a   Class R2 shares began operations on 9-18-06.

b   Class R3 shares began operations on 10-18-05.

c   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

j   Less than $0.01 per share.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 43

--------------------------------------------------------------------------------------------------
Lifestyle Balanced Portfolio (continued)                                  PERIOD ENDED
--------------------------------------------------------------------------------------------------
CLASS R4 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.35          $14.38
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.16            0.23
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.06            0.81
--------------------------------------------------------------------------------------------------
Total from investment operations                                         1.22            1.04
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.19)          (0.43)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --(j)        (0.27)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                       --           (0.36)
--------------------------------------------------------------------------------------------------
                                                                        (0.19)          (1.06)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.38          $14.36
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                              9.19            7.27
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $7             $10
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.48            0.52
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             1.46            0.70
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          1.37            4.55
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  23               3
--------------------------------------------------------------------------------------------------

CLASS R5 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.35          $14.38
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.18            0.24
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          1.06            0.82
--------------------------------------------------------------------------------------------------
Total from investment operations                                         1.24            1.06
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.21)          (0.44)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --(j)        (0.27)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                       --           (0.37)
--------------------------------------------------------------------------------------------------
                                                                        (0.21)          (1.08)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $14.38          $14.36
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                              9.39            7.41
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $1              $2
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.19            0.20
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             2.58            1.69
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          1.48            4.85
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  23               3
--------------------------------------------------------------------------------------------------

a   Class R4 and Class R5 shares began operations on 10-18-05.

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

h   Based on the average of the shares outstanding.

j   Less than $0.01 per share.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

44 PORTFOLIO DETAILS

-----------------------------------------------------------------------------------
Lifestyle Moderate Portfolio                                         PERIOD ENDED
-----------------------------------------------------------------------------------
CLASS R SHARES                                                          12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $13.69
-----------------------------------------------------------------------------------
Net investment income(h),(v)                                                0.24
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.50
-----------------------------------------------------------------------------------
Total from investment operations                                            0.74
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.35)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.21)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.32)
-----------------------------------------------------------------------------------
                                                                           (0.88)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $13.55
-----------------------------------------------------------------------------------
Total return(k),(l) (%)                                                     5.38(m)
-----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q) (%)                          0.95(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q) (%)                   13.40(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v) (%)                 5.83(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                         1(m)
-----------------------------------------------------------------------------------

CLASS R1 SHARES                                                         12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $13.69
-----------------------------------------------------------------------------------
Net investment income(h),(v)                                                0.25
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.50
-----------------------------------------------------------------------------------
Total from investment operations                                            0.75
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.36)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.21)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.33)
-----------------------------------------------------------------------------------
                                                                           (0.90)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $13.54
-----------------------------------------------------------------------------------
Total return(k),(l) (%)                                                     5.43(m)
-----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q) (%)                          0.70(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q) (%)                   13.14(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v) (%)                 6.07(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                         1(m)
-----------------------------------------------------------------------------------

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

c   Class R and Class R1 shares began operations on 9-18-06.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 45

-----------------------------------------------------------------------------------
Lifestyle Moderate Portfolio (continued)                             PERIOD ENDED
-----------------------------------------------------------------------------------
CLASS R2 SHARES                                                         12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $13.69
-----------------------------------------------------------------------------------
Net investment income(h),(v)                                                0.26
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.48
-----------------------------------------------------------------------------------
Total from investment operations                                            0.74
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.36)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.21)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.33)
-----------------------------------------------------------------------------------
                                                                           (0.90)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $13.53
-----------------------------------------------------------------------------------
Total return(k),(l) (%)                                                     5.48(m)
-----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q) (%)                          0.45(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q) (%)                   12.87(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v) (%)                 6.33(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                         1(m)
-----------------------------------------------------------------------------------

CLASS R3 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.94          $13.65
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.33            0.23
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.58            0.55
--------------------------------------------------------------------------------------------------
Total from investment operations                                         0.91            0.78
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.20)          (0.36)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.21)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                       --           (0.33)
--------------------------------------------------------------------------------------------------
                                                                        (0.20)          (0.90)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.65          $13.53
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                              7.10            5.66
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $1              $1
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.69            0.78
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             8.44            3.13
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          2.93            4.89
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  24               1
--------------------------------------------------------------------------------------------------

a   Class R3 shares began operations on 10-18-05.

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

c   Class R2 shares began operations on 9-18-06.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

46 PORTFOLIO DETAILS

--------------------------------------------------------------------------------------------------
Lifestyle Moderate Portfolio (continued)                                PERIOD ENDED
--------------------------------------------------------------------------------------------------
CLASS R4 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.94          $13.63
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.30            0.25
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.62            0.53
--------------------------------------------------------------------------------------------------
Total from investment operations                                         0.92            0.78
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.23)          (0.36)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.21)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                       --           (0.33)
--------------------------------------------------------------------------------------------------
                                                                        (0.23)          (0.90)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.63          $13.51
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                              7.14            5.80
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $1               $2
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.49            0.52
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             4.65            1.53
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          2.59            5.44
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  24               1
--------------------------------------------------------------------------------------------------

CLASS R5 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $12.94          $13.64
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.22            0.32
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.73            0.48
--------------------------------------------------------------------------------------------------
Total from investment operations                                         0.95            0.80
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.25)          (0.37)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.21)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                       --           (0.34)
--------------------------------------------------------------------------------------------------
                                                                        (0.25)          (0.92)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.64          $13.52
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                              7.40            5.93
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $1              $1
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.19            0.20
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             4.86            2.83
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          1.92            6.83
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  24               1
--------------------------------------------------------------------------------------------------

a   Class R4 and Class R5 shares began operations on 10-18-05.

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

h   Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 47

-----------------------------------------------------------------------------------
Lifestyle Conservative Portfolio                                      PERIOD ENDED
-----------------------------------------------------------------------------------
CLASS R SHARES                                                          12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $13.67
-----------------------------------------------------------------------------------
Net investment income(h),(v)                                                0.29
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.23
-----------------------------------------------------------------------------------
Total from investment operations                                            0.52
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.37)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.16)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.35)
-----------------------------------------------------------------------------------
                                                                           (0.88)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $13.31
-----------------------------------------------------------------------------------
Total return(k),(l) (%)                                                     3.80(m)
-----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q) (%)                          0.95(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q) (%)                   13.49(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v) (%)                 7.14(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                         2(m)
-----------------------------------------------------------------------------------

CLASS R1 SHARES                                                         12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $13.67
-----------------------------------------------------------------------------------
Net investment income(h),(v)                                                0.30
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.23
-----------------------------------------------------------------------------------
Total from investment operations                                            0.53
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.38)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.16)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.36)
-----------------------------------------------------------------------------------
                                                                           (0.90)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $13.30
-----------------------------------------------------------------------------------
Total return(k),(l) (%)                                                     3.85(m)
-----------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q) (%)                           0.70(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q) (%)                   13.24(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v) (%)                 7.38(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                         2(m)
-----------------------------------------------------------------------------------

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

c   Class R and Class R1 shares began operations on 9-18-06.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

48 PORTFOLIO DETAILS

-----------------------------------------------------------------------------------
Lifestyle Conservative Portfolio (continued)                          PERIOD ENDED
-----------------------------------------------------------------------------------
CLASS R2 SHARES                                                         12-31-06(b),(c)
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                      $13.67
-----------------------------------------------------------------------------------
Net investment income(h),(v)                                                0.31
-----------------------------------------------------------------------------------
Net realized and unrealized gain on investments                             0.23
-----------------------------------------------------------------------------------
Total from investment operations                                            0.54
-----------------------------------------------------------------------------------
Less distributions
-----------------------------------------------------------------------------------
From net investment income                                                 (0.38)
-----------------------------------------------------------------------------------
From net realized gain                                                     (0.16)
-----------------------------------------------------------------------------------
From capital paid-in                                                       (0.37)
-----------------------------------------------------------------------------------
                                                                           (0.91)
-----------------------------------------------------------------------------------
Net asset value, end of period                                            $13.30
-----------------------------------------------------------------------------------
Total return(k),(l) (%)                                                     3.98(m)
-----------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------
Net assets, end of period (in millions)                                       --(i)
-----------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q) (%)                          0.45(r)
-----------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q) (%)                   12.98(r)
-----------------------------------------------------------------------------------
Ratio of net investment income to average net assets(v) (%)                 7.64(r)
-----------------------------------------------------------------------------------
Portfolio turnover (%)                                                         2(m)
-----------------------------------------------------------------------------------

CLASS R3 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.16          $13.65
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.28            0.29
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.44            0.25
--------------------------------------------------------------------------------------------------
Total from investment operations                                         0.72            0.54
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.23)          (0.38)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.16)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                       --           (0.36)
--------------------------------------------------------------------------------------------------
                                                                        (0.23)          (0.90)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.65          $13.29
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                              5.55            3.93
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(i)           --(i)
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.68            0.77
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)            14.72            6.23
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          2.46            6.23
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  20               2
--------------------------------------------------------------------------------------------------

a   Class R3 shares began operations on 10-18-05.

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

c   Class R2 shares began operations on 9-18-06.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 49

--------------------------------------------------------------------------------------------------
Lifestyle Conservative Portfolio (continued)                             PERIOD ENDED
--------------------------------------------------------------------------------------------------
CLASS R4 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.16          $13.64
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.44            0.28
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.30            0.27
--------------------------------------------------------------------------------------------------
Total from investment operations                                         0.74            0.55
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.26)          (0.38)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.16)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                       --           (0.37)
--------------------------------------------------------------------------------------------------
                                                                        (0.26)          (0.91)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.64          $13.28
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                              5.66            4.06
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    $1              $1
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.45            0.51
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)            10.01            2.87
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          3.89            6.17
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  20               2
--------------------------------------------------------------------------------------------------

CLASS R5 SHARES                                                       8-31-06(a)     12-31-06(b)
--------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $13.16          $13.65
--------------------------------------------------------------------------------------------------
Net investment income(h),(v)                                             0.28            0.28
--------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                          0.49            0.29
--------------------------------------------------------------------------------------------------
Total from investment operations                                         0.77            0.57
--------------------------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------------------------
From net investment income                                              (0.28)          (0.40)
--------------------------------------------------------------------------------------------------
From net realized gain                                                     --           (0.16)
--------------------------------------------------------------------------------------------------
From capital paid-in                                                       --           (0.37)
--------------------------------------------------------------------------------------------------
                                                                        (0.28)          (0.93)
--------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $13.65          $13.29
--------------------------------------------------------------------------------------------------
Total return(k),(l),(m) (%)                                              5.94            4.19
--------------------------------------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                                    --(i)           --(i)
--------------------------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q),(r) (%)                   0.19            0.20
--------------------------------------------------------------------------------------------------
Ratio of gross expenses to average net assets(p),(q),(r) (%)             9.18            6.37
--------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(r),(v) (%)          2.44            6.01
--------------------------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                                  20               2
--------------------------------------------------------------------------------------------------

a   Class R4 and Class R5 shares began operations on 10-18-05.

b   Effective 1-18-07, the fiscal year-end changed from August 31 to December
    31.

h   Based on the average of the shares outstanding.

i   Less than $500,000.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

l Total returns would have been lower had certain expenses not been reduced during the period shown.

m   Not annualized.

p   Does not take into consideration expense reductions during the period shown.

q Does not include expenses of the investment companies in which the Portfolio invests.

r   Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

50 PORTFOLIO DETAILS

Appendix
--------------------------------------------------------------------------------
Historical Performance of Corresponding John Hancock Trust Portfolios

The Portfolios of JHF II commenced operations in October 2005, and performance information for these Portfolios is not presented in the prospectus. Each of the Portfolios is modeled after a portfolio of John Hancock Trust ("JHT"), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each Portfolio has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each Portfolio commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the Portfolio, which in turn invested all the proceeds in underlying funds of the JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each Portfolio to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Amendment presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each Portfolio and its corresponding JHT portfolio as described above, this information may help provide an indication of the Portfolio's risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of the Portfolio and you should not assume that the Portfolio will have the same future performance as the JHT portfolio. The future performance of a Portfolio may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows.

Performance information -- a bar chart and a table -- is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a Portfolio. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio's total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect these higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those portfolios during the periods shown. Year-by-year index figures do not reflect any fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

JHT Portfolio: Lifestyle Aggressive Trust
(formerly Lifestyle Aggressive 1000 Trust)

Corresponding to: Lifestyle Aggressive Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 18.07%
Worst quarter: Q3 '02, -18.84%

Index (reflects no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

MORNINGSTAR RATING(TM)

[star] [star] [star]
Overall rating for JHT Series I among 366 large blend funds as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 366, 4 stars out of 303, and 2 stars out of 122 funds for the 3-, 5-, and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of March 31, 2007: $615,191,378
--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1998                     4.79
1999                    14.55
2000                   -15.12
2001                   -13.83
2002                   -20.71
2003                    34.91
2004                    16.06
2005                    10.64
2006                    15.46

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 3-31-07
--------------------------------------------------------------------------------

                                                                                           Since
                                     1 year       3 year      5 year       10 year     inception
------------------------------------------------------------------------------------------------
Series I                            10.41%       13.59%       9.94%         6.36%         5.75%
------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index         11.83%       10.06%       6.27%         8.20%         8.11%
------------------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Growth Trust
(formerly Lifestyle Growth 820 Trust)

Corresponding to: Lifestyle Growth Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 14.90%
Worst quarter: Q3 '02, -14.50%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)

[star] [star] [star] [star]
Overall rating for JHT Series I among 380 large blend funds as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 367, and 5 stars out of 303, and 3 stars out of 122, large blend funds for the 3-, 5-, and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of March 31, 2007: $11,608,738,650
--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1998                     6.14
1999                     16.5
2000                    -3.18
2001                    -9.16
2002                   -15.84
2003                    29.55
2004                    14.59
2005                     8.66
2006                    13.47

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 3-31-07
--------------------------------------------------------------------------------

                                                                                                    Since
                                              1 year       3 year      5 year       10 year     inception
---------------------------------------------------------------------------------------------------------
Series I                                     10.08%       11.83%       9.37%         7.10%         6.76%
---------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                  11.83%       10.06%       6.27%         8.20%         8.11%
---------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index          6.59%        3.31%       5.35%         6.46%         6.29%
---------------------------------------------------------------------------------------------------------
Combined Index                               10.79%        8.72%       6.24%         8.08%         8.11%
---------------------------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Balanced Trust
(formerly Lifestyle Balanced 640 Trust)

Corresponding to: Lifestyle Balanced Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 11.64%
Worst quarter: Q3 '98, -10.36%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)

[star] [star] [star] [star]
Overall rating for JHT Series I among 199 moderate allocation funds as of March 31, 2007.
Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 5 stars out of 194, 5 stars out of 154, and 3 stars out of 90, moderate allocation funds for the 3-, 5-, and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of March 31, 2007: $9,068,450,765
--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1998                     5.67
1999                    12.36
2000                     2.33
2001                    -4.85
2002                    -9.95
2003                    23.97
2004                    13.49
2005                     6.88
2006                    12.67

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 3-31-07
--------------------------------------------------------------------------------

                                                                                                    Since
                                              1 year       3 year      5 year       10 year     inception
Series I                                     10.18%       10.60%       9.14%         7.57%         7.30%
---------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                  11.83%       10.06%       6.27%         8.20%         8.11%
---------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index          6.59%        5.31%       5.35%         6.46%         6.29%
---------------------------------------------------------------------------------------------------------
Combined Index                                9.76%        7.38%       6.14%         7.84%         7.81%
---------------------------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Moderate Trust
(formerly Lifestyle Moderate 460 Trust)

Corresponding to: Lifestyle Moderate Portfolio

JHT Series I, total returns:
Best quarter: Q2 '03, 8.71%
Worst quarter: Q3 '02, -5.57%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)

[star] [star] [star] [star]
Overall rating for JHT Series I among 199 moderate allocation funds as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 194, 4 stars out of 154, moderate allocation funds for the 3-, 5-, and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of March 31, 2007: $2,040,092,465
--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1998                     9.75
1999                     7.84
2000                     3.92
2001                    -1.09
2002                    -4.07
2003                    17.83
2004                    11.04
2005                     4.15
2006                    10.35

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 3-31-07
--------------------------------------------------------------------------------

                                                                                                  Since
                                             1 year      3 year      5 year       10 year     inception
-------------------------------------------------------------------------------------------------------
Series I                                     9.21%       8.08%       7.85%         7.30%         7.18%
-------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                 11.83%      10.06%       6.27%         8.20%         8.11%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index         6.59%       3.31%       5.35%         6.46%         6.29%
-------------------------------------------------------------------------------------------------------
Combined Index                               8.72%       6.04%       5.96%         7.49%         7.30%
-------------------------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

JHT Portfolio: Lifestyle Conservative Trust
(formerly Lifestyle Conservative 280 Trust)

Corresponding to: Lifestyle Conservative Portfolio

JHT Series I, total returns:
Best quarter: Q4 '02, 6.12%
Worst quarter: Q2 '04, -2.08%

Indexes (reflect no fees or taxes)
S&P 500 Index -- an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers Aggregate Bond Index -- an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index -- consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers Aggregate Bond Index.

MORNINGSTAR RATING(TM)

[star] [star] [star] [star]
Overall rating for JHT Series I among 44 conservative allocation funds as of March 31, 2007. Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Rating(TM) for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 43, and 4 stars out of 24, and 4 stars out of 10 conservative allocation funds for the 3-, 5-, and 10-year periods ended March 31, 2007, respectively.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund's monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star, respectively. (Each share class is counted as a fraction of 1 fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Rating(TM) for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Net assets of JHT Portfolio as of March 31, 2007: $758,360,621
--------------------------------------------------------------------------------
JHT Series I calendar year total returns
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A BAR CHART IN THE PRINTED MATERIAL.]


1998                     10.2
1999                     4.18
2000                     7.54
2001                     3.28
2002                      1.8
2003                    11.47
2004                     8.59
2005                     2.88
2006                     8.34

--------------------------------------------------------------------------------
JHT Series I average annual total returns for periods ending 3-31-07
--------------------------------------------------------------------------------

                                                                                                  Since
                                             1 year      3 year      5 year       10 year     inception
Series I                                     8.67%       6.21%       6.85%         7.11%         7.02%
-------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index                 11.83%       0.06%       6.27%         8.20%         8.11%
-------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index         6.59%       3.31%       5.35%         6.46%         6.29%
-------------------------------------------------------------------------------------------------------
Combined Index                               7.66%       4.68%       5.70%         7.03%         6.88%
-------------------------------------------------------------------------------------------------------

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

For more information

Two documents are available that offer further information on the Portfolios:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the Portfolio. The Portfolios' SAI includes a summary of the JHF II's policy regarding disclosure of the portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.

(C)2007 JOHN HANCOCK FUNDS, LLC LSRPN 5/07

To request a free copy of the current prospectus, annual/semi-annual report or the SAI of JHF II, please contact Signature Services:

By mail: John Hancock
Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779

[LOGO]John Hancock
the future is yours

John Hancock Funds, LLC
MEMBER NASD

601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

---------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
---------------------------------------

[LOGO] John Hancock
       ------------
       MUTUAL FUNDS


                                                                   John Hancock
                                                            Lifestyle Portfolios

--------------------------------------------------------------------------------

                                                                 CLASS 1 SHARES
                                                 Lifestyle Aggressive Portfolio
                                                     Lifestyle Growth Portfolio
                                                   Lifestyle Balanced Portfolio
                                                   Lifestyle Moderate Portfolio
                                               Lifestyle Conservative Portfolio


--------------------------------------------------------------------------------

Prospectus
5.1.2007

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

LIFESTYLE PORTFOLIOS
-----------------------------------------------------
Lifestyle Aggressive Portfolio                      6
Lifestyle Growth Portfolio                          8
Lifestyle Balanced Portfolio                       10
Lifestyle Moderate Portfolio                       12
Lifestyle Conservative Portfolio                   14

YOUR ACCOUNT
-----------------------------------------------------
Who can buy Class 1 shares                         16
Class 1 shares cost structure                      16
Transaction policies                               16
Dividends and account policies                     18
Additional investor services                       19

RISKS OF INVESTING IN THE PORTFOLIOS               20
-----------------------------------------------------

INFORMATION ABOUT THE UNDERLYING FUNDS
-----------------------------------------------------
Risks of investing in Underlying Funds             21
Description of Funds                               25

PORTFOLIO DETAILS
-----------------------------------------------------
Business structure                                 34
Financial highlights                               36

FOR MORE INFORMATION                       BACK COVER
-----------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS II LIFESTYLE PORTFOLIOS
This prospectus provides information about the five Lifestyle Portfolios (each referred to as a "Portfolio"), which are funds of John Hancock Funds II ("JHF II"). Each of the Portfolios is a "fund of funds," which currently invests in a number of other funds of JHF II and John Hancock Funds III ("JHF III") and may also invest in other affiliated funds (each referred to as a "Fund") of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Fund"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds.") The Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the Underlying Funds.

This prospectus relates to the Class 1 shares of the Portfolios. Other share classes are offered in separate prospectuses.


RISKS OF MUTUAL FUNDS
Mutual funds such as the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosure carefully before investing.


INVESTMENT MANAGEMENT
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and each of the Portfolios as well as to JHF III. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Portfolios. The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

PORTFOLIO INFORMATION KEY
--------------------------------------------------------------------------------
Concise descriptions of each of the Portfolios are set forth below. Each description provides the following information:

[GRAPHIC]   Goal and strategy
The Portfolio's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC]   Past performance
The Portfolio's total return, measured year-by-year and over time.

[GRAPHIC]   Principal risks
The major risk factors associated with the Portfolio.

[GRAPHIC]   Your expenses
The overall costs borne by an investor in the Portfolio, including annual expenses.

Lifestyle Portfolios
--------------------------------------------------------------------------------

There are five Portfolios: Aggressive, Growth, Balanced, Moderate and Conservative. Each Portfolio is a "fund of funds," which invests in a number of Underlying Funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Portfolios offer five distinct, comprehensive investment programs designed for differing investment orientations. Each Portfolio has a target percentage allocation between two kinds of Underlying Funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

TARGET ALLOCATION CHART
--------------------------------------------------------------------------------

                                                                         Target allocation among Underlying Funds:
                                                                         ------------------------------------------
Lifestyle
Portfolio         Investment objective                                   Equity Funds     Fixed-Income Funds
Aggressive        Long-term growth of capital.
                  Current income is not a consideration.                 100%             --

Growth            Long-term growth of capital.
                  Current income is also a consideration.                 80%             20%

Balanced          A balance between a high level of current
                  income and growth of capital, with a greater
                  emphasis on growth of capital.                          60%             40%

Moderate          A balance between a high level of current
                  income and growth of capital, with a greater
                  emphasis on income.                                     40%             60%

Conservative      A high level of current income, with
                  some consideration given to growth
                  of capital.                                             20%             80%

The Portfolios offer a number of share classes, which have different expense and distribution or shareholder services arrangements. Each Portfolio, however, invests only in Class NAV shares of the Funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. The Portfolios may also invest in similar Class NAV shares and in classes of shares of Nonaffiliated Funds that could have sales charges and be subject to distributor and/or Rule 12b-1 fees.

Each Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for each Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance each Portfolio's investment allocation to maintain target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Fund held by a Portfolio. Such adjustments may be made to increase or decrease a Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Portfolio will reflect both its subadviser's allocation decisions with respect to the Underlying Funds and the investment decisions made by the Underlying Funds' subadvisers.

For a brief description of each Fund and its categorization as an equity or a fixed-income Fund, see "Description of Funds."

SUBADVISER AND CONSULTANT
MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Investment Management Americas, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

--------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio
--------------------------------------------------------------------------------

[GRAPHIC]   Goal and strategy
GOAL: The Portfolio seeks long-term growth of capital. Current income is not a consideration.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 100% of its assets in Underlying Funds, which invest primarily in equity securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.


--------------------------------------------------------------------------------
[GRAPHIC]   Past performance

The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with broad-based market indexes for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
Class 1 calendar year total returns (without sales charges)

                       Best quarter: Q4 '06, 8.28% Worst quarter: Q2 '06, -2.58%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


2006                                           15.50%

------------------------------------------------------------------------------------------
Average annual total returns (including sales charge)                           Life of
for period ended 12-31-06                                        1 Year         Class 1
------------------------------------------------------------------------------------------
 Class 1 before tax (began 10-14-05)                              15.50%         18.63%
------------------------------------------------------------------------------------------
 Class 1 after tax on distributions                               13.56%         16.81%
------------------------------------------------------------------------------------------
 Class 1 after tax on distributions, with sale                    10.08%         14.83%
------------------------------------------------------------------------------------------
 Standard & Poor's 500 Total Return                               15.79%         18.07%
------------------------------------------------------------------------------------------
 MSCI EAFE Gross Total Return                                     26.87%         24.90%*
------------------------------------------------------------------------------------------

*Index figure as of closest month end to inception date


Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Total Return Index (Europe, Australia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding U.S. and Canada. As of June 2006, the MSCI EAFE index consisted of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.


6  PORTFOLIO

--------------------------------------------------------------------------------
[GRAPHIC]   Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Equity securities risk
- Foreign securities risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

  Class 1
  Ticker            JILAX
  CUSIP             47803V549
  SEC number        811-21779

--------------------------------------------------------------------------------
[GRAPHIC]   Your expenses

Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

-----------------------------------------------------
 Annual operating expenses                  Class 1
-----------------------------------------------------
 Management fee                               0.04%
-----------------------------------------------------
 Distribution and service (12b-1) fees        0.05%
-----------------------------------------------------
 Other expenses                               0.02%
-----------------------------------------------------
 Acquired Fund Fees and Expenses              0.91%
-----------------------------------------------------
 Total Portfolio expenses(1)                  1.02%

The hypothetical example shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

---------------------------------------------------------
 Expenses     Year 1     Year 3    Year 5     Year 10
---------------------------------------------------------
 Class 1       $104       $325      $563       $1,248
---------------------------------------------------------

1 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.


                                                                    PORTFOLIO  7

--------------------------------------------------------------------------------
Lifestyle Growth Portfolio
--------------------------------------------------------------------------------

[GRAPHIC]   Goal and strategy

GOAL: The Portfolio seeks long-term growth of capital. Current income is also a consideration.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 80% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 20% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity Underlying Funds and 20% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]   Past performance

The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
 Class 1 calendar year total returns


                        Best quarter: Q4 '06, 6.87% Worst quarter:Q2 '06, -2.11%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


2006                                           13.54%

---------------------------------------------------------------------------------------
Average annual total returns                                                  Life of
for period ended 12-31-06                                      1 Year        Class 1
---------------------------------------------------------------------------------------
 Class 1 before tax (began 10-14-05)                            13.54%         15.91%
---------------------------------------------------------------------------------------
 Class 1 after tax on distributions                             11.53%         14.03%
---------------------------------------------------------------------------------------
 Class 1 after tax on distributions, with sale                   8.90%         12.50%
---------------------------------------------------------------------------------------
 80% Standard & Poor's 500/20% Lehman Aggregate Bond            13.43%         12.17%*
---------------------------------------------------------------------------------------

*Index figure as of closest month end to inception date


Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.


8  PORTFOLIO

--------------------------------------------------------------------------------
[GRAPHIC]   Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Equity securities risk
- Fixed-income securities risk
   - Lower rated fixed-income securities and high yield securities risk
- Foreign securities risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

  Class 1
  Ticker            JILGX
  CUSIP             47803V341
  SEC number        811-21779

--------------------------------------------------------------------------------
[GRAPHIC]   Your expenses

Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

-------------------------------------------------------
 Annual operating expenses                  Class 1
-------------------------------------------------------
 Management fee                               0.04%
-------------------------------------------------------
 Distribution and service (12b-1) fees        0.05%
-------------------------------------------------------
 Other expenses                               0.02%
-------------------------------------------------------
 Acquired Fund Fees and Expenses              0.87%
-------------------------------------------------------
 Total Portfolio expenses(1)                  0.98%

The hypothetical example shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

-------------------------------------------------------
 Expenses     Year 1     Year 3    Year 5     Year 10
-------------------------------------------------------
 Class 1      $100       $312      $542       $1,201
-------------------------------------------------------

1 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.


                                                                    PORTFOLIO  9

--------------------------------------------------------------------------------
Lifestyle Balanced Portfolio
--------------------------------------------------------------------------------
[GRAPHIC]   Goal and strategy
GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 60% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 40% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity Underlying Funds and 40% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]   Past performance

The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
 Class 1 calendar year total returns


                       Best quarter: Q4 '06, 6.07% Worst quarter: Q2 '06, -1.53%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


2006                                           12.70%

---------------------------------------------------------------------------------------
Average annual total returns                                                   Life of
for period ended 12-31-06                                      1 Year          Class 1
---------------------------------------------------------------------------------------
 Class 1 before tax (began 10-14-05)                            12.70%         14.26%
---------------------------------------------------------------------------------------
 Class 1 after tax on distributions                             10.57%         12.26%
---------------------------------------------------------------------------------------
 Class 1 after tax on distributions, with sale                   8.29%         11.00%
---------------------------------------------------------------------------------------
 60% Standard & Poor's 500/40% Lehman Aggregate Bond            11.12%         10.09%*
---------------------------------------------------------------------------------------

*Index figure as of closest month end to inception date


Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.


10  PORTFOLIO

--------------------------------------------------------------------------------
[GRAPHIC]   Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Fixed-income securities risk
   - Lower rated fixed-income securities and high yield securities risk
- Foreign securities risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

  Class 1
  Ticker            JILBX
  CUSIP             47803V499
  SEC number        811-21779

--------------------------------------------------------------------------------
[GRAPHIC]   Your expenses

Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.


-----------------------------------------------------
 Annual operating expenses                  Class 1
-----------------------------------------------------
 Management fee                               0.04%
-----------------------------------------------------
 Distribution and service (12b-1) fees        0.05%
-----------------------------------------------------
 Other expenses                               0.02%
-----------------------------------------------------
 Acquired Fund Fees and Expenses              0.86%
-----------------------------------------------------
 Total Portfolio expenses(1)                  0.97%

The hypothetical example shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

-----------------------------------------------------
 Expenses     Year 1    Year 3    Year 5     Year 10
-----------------------------------------------------
 Class 1       $99       $309      $536       $1,190
-----------------------------------------------------

1 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.


                                                                   PORTFOLIO  11

--------------------------------------------------------------------------------
Lifestyle Moderate Portfolio
--------------------------------------------------------------------------------

[GRAPHIC]   Goal and strategy

GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 40% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 60% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]   Past performance

The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
 Class 1 calendar year total returns


                       Best quarter: Q4 '06, 4.75% Worst quarter: Q2 '06, -1.03%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


2006                                           10.32%

----------------------------------------------------------------------------------------
Average annual total returns                                                   Life of
for period ended 12-31-06                                       1 Year         Class 1
----------------------------------------------------------------------------------------
 Class 1 before tax (began 10-14-05)                            10.32%         11.24%
----------------------------------------------------------------------------------------
 Class 1 after tax on distributions                              8.30%          9.33%
----------------------------------------------------------------------------------------
 Class 1 after tax on distributions, with sale                   6.69%          8.46%
----------------------------------------------------------------------------------------
 40% Standard & Poor's 500/60% Lehman Aggregate Bond             8.83%          8.02%*
----------------------------------------------------------------------------------------

*Index figure as of closest month end to inception date


Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.


12  PORTFOLIO

--------------------------------------------------------------------------------
[GRAPHIC]  Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed-income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

  Class 1
  Ticker            JILMX
  CUSIP             47803V267
  SEC number        811-21779

--------------------------------------------------------------------------------
[GRAPHIC]   Your expenses

Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

------------------------------------------------------
 Annual operating expenses                  Class 1
------------------------------------------------------
 Management fee                               0.04%
------------------------------------------------------
 Distribution and service (12b-1) fees        0.05%
------------------------------------------------------
 Other expenses                               0.02%
------------------------------------------------------
 Acquired Fund Fees and Expenses              0.83%
------------------------------------------------------
 Total Portfolio expenses(1)                  0.94%

The hypothetical example shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.


------------------------------------------------------
 Expenses     Year 1    Year 3    Year 5     Year 10
------------------------------------------------------
 Class 1        $96      $300      $520       $1,155
------------------------------------------------------

1 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.


                                                                   PORTFOLIO  13

--------------------------------------------------------------------------------
Lifestyle Conservative Portfolio
--------------------------------------------------------------------------------

[GRAPHIC]   Goal and strategy

GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 20% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 80% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity Underlying Funds and 80% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 30%/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular assets classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------
[GRAPHIC]   Past performance

The graph shows how the Portfolio's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help to provide an indication of the Portfolio's risk. Past performance before and after taxes does not indicate future results.

--------------------------------------------------------------------------------
 Class 1 calendar year total returns


                        Best quarter: Q3 '06, 3.78% Worst quarter: Q2 '06, -.37%

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]


2006                                           8.28%

----------------------------------------------------------------------------------------
Average annual total returns                                                   Life of
for period ended 12-31-06                                       1 Year         Class 1
----------------------------------------------------------------------------------------
 Class 1 before tax (began 10-14-05)                             8.28%          8.51%
----------------------------------------------------------------------------------------
 Class 1 after tax on distributions                              6.23%          6.61%
----------------------------------------------------------------------------------------
 Class 1 after tax on distributions, with sale                   5.36%          6.14%
----------------------------------------------------------------------------------------
 20% Standard & Poor's 500/80% Lehman Aggregate Bond             6.57%          5.97%*
----------------------------------------------------------------------------------------

*Index figure as of closest month end to inception date


Standard & Poor's 500 Index, is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers Aggregate Bond Index, is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

It is not possible to invest directly in an index. Index figures do not reflect sales charges which would have resulted in lower values if they did.


14  PORTFOLIO

[GRAPHIC]   Principal risks

The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

- Fund of funds risk
- Investment company securities risk
- Non-diversification risk
- Equity securities risk
- Fixed-income securities risk
   - Credit and counterparty risk
   - Lower rated fixed-income securities and high yield securities risk
   - Interest rate risk
- Foreign securities risk
- Management risk

SUBADVISER
MFC Global (U.S.A.)

FUND CODES

  Class 1
  Ticker            JILCX
  CUSIP             47803V424
  SEC number        811-21779

--------------------------------------------------------------------------------
[GRAPHIC]   Your expenses

Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

------------------------------------------------------
 Annual operating expenses                  Class 1
------------------------------------------------------
 Management fee                               0.04%
------------------------------------------------------
 Distribution and service (12b-1) fees        0.05%
------------------------------------------------------
 Other expenses                               0.02%
------------------------------------------------------
 Acquired Fund Fees and Expenses              0.79%
------------------------------------------------------
 Total Portfolio expenses(1)                  0.90%

The hypothetical example shows what your expenses would be if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

------------------------------------------------------
 Expenses     Year 1    Year 3    Year 5     Year 10
------------------------------------------------------
 Class 1       $92       $287      $498       $1,108
------------------------------------------------------

1 The "Total Portfolio expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.


                                                                   PORTFOLIO  15

--------------------------------------------------------------------------------
Your account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Who can buy Class 1 shares

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the "John Hancock Insurance Companies") that fund exempt group annuity contracts issued by these insurance companies to qualified retirement plans.


--------------------------------------------------------------------------------
Class 1 shares cost structure

The Class 1 shares of the Portfolios are sold without any front-end or deferred sales charges. Class 1 has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

--------------------------------------------------------------------------------
 Class 1
--------------------------------------------------------------------------------
- Distribution and service (12b-1) fees of 0.05%.
- The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract that may use the Portfolios as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.


12b-1 fees
Rule 12b-1 fees will be paid to the Portfolios' distributor, John Hancock Funds, LLC (the "Distributor"), and may be used by the Distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

Because 12b-1 fees are paid out of a Portfolios' assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

Other classes of shares of the Portfolios, which have their own expense structure, may be offered in separate prospectuses.

Your broker dealer or agent may charge you a fee to effect transactions in Portfolio shares.


Additional payments to financial intermediaries
Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the Portfolios in two principal ways:

- directly, by the payment of sales commissions, if any; and
- indirectly, as a result of the Portfolios paying Rule 12b-1 fees.

Certain firms may request, and the Distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the Distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in the Distributor's efforts to promote the sale of the Portfolios shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolios and that are willing to cooperate with the Distributor's promotional efforts.

The Distributor hopes to benefit from revenue sharing by increasing the Portfolios' net assets, which, as well as benefiting the Portfolios, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain Portfolios in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the Distributor's marketing efforts by allowing the Distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the Portfolios.

The Statement of Additional Information (the "SAI") discusses the Distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the Distributor or the Portfolios, as well as about fees and/or commissions it charges.

The Distributor, Adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the Portfolios, such as providing omnibus account services, transaction processing services or effecting portfolio transactions for Portfolios. If your intermediary provides these services, the Adviser or the Portfolios may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the Portfolios.


Broker compensation and revenue sharing arrangements
The John Hancock Insurance Companies and certain of their separate accounts that are exempt from SEC registration may use Class 1 shares of JHF II as an underlying investment medium for exempt group annuity contracts ("Group Contracts") issued to certain qualified retirement plans ( the "Plans"). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators ("TPAs") for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPA's, JHF II understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. The Trust also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser's profit on the advisory fee.


--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value ("NAV") per share for each Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M., Eastern Time). The NAV for


16 YOUR ACCOUNT
each Portfolio is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. A prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.


Buy and sell prices
When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.


Execution of requests
The Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated.

In unusual circumstances, the Portfolio may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Excessive trading
The Portfolios are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Portfolio can disrupt investment strategies and may increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.



Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account. In the event that a Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolios' NAV at the conclusion of the delay period. Each Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


Exchange limitation policies
The Board of Trustees of JHF II has adopted the following policies and procedures by which the Portfolios, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.


Limitation on exchange activity
Each Portfolio, through its agents, undertakes to use its best efforts to exercise the Portfolios' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Portfolio to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolios believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to each Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolios to detect and curtail excessive trading practices, a significant percentage of a Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.


Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the Portfolio to prevent excessive trading, there is no guarantee that the Portfolios or their agents will be able to identify such shareholders or curtail their trading practices. The ability of a Portfolios and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolios will not always be able to detect frequent trading activity, investors should not assume that the Portfolios will be able to detect or prevent all frequent trading or other practices that disadvantage a Portfolio. For example, the ability of a Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Portfolio's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolios.


                                                                 YOUR ACCOUNT 17

Excessive trading risk
To the extent that Portfolios or their agents are unable to curtail excessive trading practices in a Portfolio, these practices may interfere with the efficient management of the Portfolio and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a Portfolio's operating costs and decrease a Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower Portfolio investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
- A fund that invests a significant portion of its assets in below investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a Portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.


Account information
JHF II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


Certificated shares
The Portfolios do not issue share certificates. Shares are electronically recorded.


Sales in advance of purchase payments
When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Portfolio will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
Dividends and account policies

Account statements
Each Portfolio will provide account statements and other account information to shareholders as provided in participation agreements with the insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.


Dividends
The Lifestyle Aggressive Portfolio and Lifestyle Growth Portfolio generally declare and pay income dividends annually. The Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio declare and pay income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of a Portfolio's fiscal year.


Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same Portfolio and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge will be imposed on shares derived from reinvestment of dividends or capital gains distributions.


Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


Taxability of transactions
Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


18 YOUR ACCOUNT

--------------------------------------------------------------------------------
Additional Investor services

Disclosure of portfolio holdings
Each Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Portfolio will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the Portfolio. The information described above will remain on the Web site until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. Each Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire portfolio holdings as of the applicable calendar quarter end.


                                                                 YOUR ACCOUNT 19

--------------------------------------------------------------------------------
Risks of investing in the Portfolios
--------------------------------------------------------------------------------

Fund of funds risk
A Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving a Portfolio's objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

A Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds, which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks.


Investment company securities risk
The Portfolios bear their own expenses and indirectly bear their proportionate share of expenses of the Underlying Funds in which they invest.


Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolios are not "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified." Although the Portfolios are non-diversified, the risks associated with non-diversification are lower for the Portfolios because they allocate their assets among multiple Underlying Funds.


20 RISKS OF INVESTING IN THE PORTFOLIOS

--------------------------------------------------------------------------------
Information about the Underlying Funds
--------------------------------------------------------------------------------

Risks of investing in Underlying Funds
By owning shares of Underlying Funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.


Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest in equity securities which invest primarily in growth securities are subject to these risks.


Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.


Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.


Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and Other Strategic Transactions," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 21
rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.


Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.


Lower rated fixed-income securities and high yield securities risk
Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

- Risk to principal and income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
- Price volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
- Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
- Dependence on subadviser's own credit analysis. While a subadviser to an Underlying Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.


Additional risks regarding lower rated corporate fixed- income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.


Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed- income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities Risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.


Foreign securities risk
Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social,


22 INFORMATION ABOUT THE UNDERLYING FUNDS economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.


Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.


Hedging and other strategic transactions risk
Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Fund contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 23

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.


Management risk
Each Underlying Fund is subject to management risk because it relies on the adviser or subadviser's ability to pursue its objective. The adviser or subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The adviser or subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the adviser or subadviser to choose securities that perform better than securities that are included in the benchmark.


Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.


Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified."


24 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
Description of Funds

The Portfolios may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of each of JHF II and JHF
III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in the Portfolios' SAI and in the prospectus for these Funds. The Portfolios may also invest in other Underlying Funds not described in the chart.


--------------------------------------------------------------------------------
 Fixed-Income Funds -- John Hancock Funds II




                                         Estimated
Fund and subadviser(s)                   expense ratio      Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Active Bond Fund                         0.70%              To seek income and capital appreciation. Under normal market conditions,
Declaration Management & Research LLC                       the Fund invests at least 80% of its net assets (plus any borrowing for
and MFC Global Investment Management                        investment purposes) in a diversified mix of debt securities and
(U.S.), LLC                                                 instruments.

------------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                           0.82%              To seek total return consisting of income and capital appreciation.
Wells Capital Management, Incorporated                      Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a broad range of investment grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.

------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                         0.79%              To seek maximum total return, consistent with preservation of capital
Pacific Investment Management                               and prudent investment management. Under normal market conditions, the
Company LLC                                                 Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S.
                                                            dollars.

------------------------------------------------------------------------------------------------------------------------------------
High Income Fund                         0.74%              To seek high current income; capital appreciation is a secondary goal.
MFC Global Investment Management                            Under normal market conditions, the Fund invests at least 80% of its net
(U.S.), LLC                                                 assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.

------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                          0.71%              To seek an above-average total return over a market cycle of three to
Western Asset Management Company                            five years, consistent with reasonable risk. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S.
                                                            government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities that have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality): Corporate Bonds, Preferred Stocks and
                                                            Convertible Securities--Moody's (Ba through C); Standard & Poor's (BB through D).

------------------------------------------------------------------------------------------------------------------------------------
Income Fund                              0.41%              To seek to maximize income while maintaining prospects for capital
Franklin Advisers, Inc.                                     appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.

------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund             0.79%              To seek a high level of current income consistent with the maintenance
Wellington Management Company, LLP                          of principal and liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S.
                                                            government bonds with intermediate to longer term maturities.

------------------------------------------------------------------------------------------------------------------------------------


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 25

------------------------------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                    0.75%              To seek maximum real return, consistent with preservation of real
Pacific Investment Management                               capital and prudent investment management. Under normal market
Company LLC                                                 conditions, the Fund seeks to achieve this investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                     0.69%              To seek income and capital appreciation. Under normal market conditions,
Declaration Management & Research LLC                       the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than
                                                            15% of the Fund's net assets will be invested in high yield bonds.

------------------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund                     0.94%              To seek a high level of current income with moderate share price
T. Rowe Price Associates, Inc.                              fluctuation. Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The
                                                            Fund seeks to maintain broad exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                      0.77%              To seek a high level of total return consistent with preservation of
Western Asset Management Company                            capital. Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowings for investment purposes) in fixed income securities.

------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                    0.80%              To seek a high level of current income. Under normal market conditions,
MFC Global Investment Management                            the Fund invests at least 80% of its assets in foreign government and
(U.S.), LLC                                                 corporate debt securities from developed and emerging markets U.S.
                                                            government and agency securities and domestic high yield bonds.

------------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Fund                   0.57%              To seek the performance of the Lehman Brothers Aggregate Bond Index (the
Declaration Management & Research LLC                       "Lehman Index") (which represents the U.S. investment grade bond market). Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowings for investment purposes) at the time of investment in securities listed in this index.

------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                        0.77%              To seek maximum total return, consistent with preservation of capital
Pacific Investment Management                               and prudent investment management. Under normal market conditions, the
Company LLC                                                 Fund invests at least 65% of its total assets in a diversified fund of fixed income instruments of varying maturities.

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund          0.72%              To seek a high level of current income consistent with preservation of
Western Asset Management Company                            capital and maintenance of liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities, such as collateralized mortgage obligations backed by such securities and futures contracts.
                                                            The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

------------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                0.82%              To seek total return with a high level of current income. Under normal
Wells Capital Management, Incorporated                      market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in corporate debt securities that are, at the time of investment, below investment grade, including preferred and other convertible securities in below investment grade debt securities (sometimes referred to as "junk bonds" or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

------------------------------------------------------------------------------------------------------------------------------------


26 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
 Equity Funds -- John Hancock Funds II

                                      Estimated
Fund and subadviser(s)                expense ratio         Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                        0.50%                 To seek the aggregate total return of a broad-based U.S. domestic equity
MFC Global Investment Management                            market index. Under normal market conditions, the Fund seeks to
(U.S.A.) Limited                                            approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the Fund invests at least 80%
                                                            of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P
                                                            500 Index and (b) securities (which may or may not be included in the
                                                            S&P 500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the Index
                                                            500 Fund's investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500 Index.*

------------------------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                     0.82%                 To seek long-term growth of capital. Under normal market conditions, the
Deutsche Investment Management                              Fund invests in common stocks and other equity securities within all
Americas Inc.                                               asset classes (small-, mid- and large-cap) of those within the Russell
                                                            3000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                   0.94%                 To seek long-term capital appreciation. Under normal market conditions,
AIM Capital Management, Inc.                                the Fund invests its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.

------------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                    0.89%                 To seek capital appreciation. Under normal market conditions, the Fund
Lord, Abbett & Co. LLC                                      invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The
                                                            Fund will invest at least 50% of its net assets in equity securities of large, seasoned companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell
                                                            1000 Index. The Fund will invest the remainder of its assets in mid-sized and small company securities.*

------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                 0.85%                 To seek long-term growth of capital. Current income is a secondary
T. Rowe Price Associates, Inc.                              objective. Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies.
                                                            These are firms that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund             0.79%                 To seek long-term growth of capital. Under normal market conditions, the
Jennison Associates LLC                                     Fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

------------------------------------------------------------------------------------------------------------------------------------
Classic Value Fund                    0.90%                 To seek long-term growth of capital. Under normal market conditions, the
Pzena Investment Management, LLC                            Fund invests at least 80% of its assets in domestic equity securities.
                                                            The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.

------------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                      0.83%                 To seek long-term capital growth. Under normal market conditions, the
Legg Mason Capital Management, Inc.                         Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities that, in the subadviser's opinion, offer the potential for capital growth.

------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                   1.05%                 To seek long-term growth of capital. Under normal market conditions, the
Deutsche Investment Management                              Fund invests at least 80% of its net assets in stocks and other equity
Americas Inc.                                               securities of medium-sized U.S. companies with strong growth potential that are within the market capitalization range, at the time of investment, of the Russell Midcap Growth Index.*

------------------------------------------------------------------------------------------------------------------------------------


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 27

------------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                     0.93%              To seek superior long-term rates of return through capital appreciation.
MFC Global Investment Management                            Under normal market conditions, the Fund seeks to achieve its objective
(U.S.), LLC                                                 by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S. companies.

------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund              1.03%              To seek long term capital appreciation. Under normal market conditions,
RCM Capital Management LLC                                  the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P Small
                                                            Cap 600 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Fund              1.12%              To seek long-term capital appreciation. Under normal circumstances, the
Dimensional Fund Advisors                                   Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.

------------------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                       0.85%              To seek substantial dividend income and also long-term capital
T. Rowe Price Associates, Inc.                              appreciation. Under normal market conditions, the Fund invests at least
                                                            80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well established companies paying above-average dividends.

------------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                  0.92%              To seek growth of capital. Under normal market conditions, the Fund
Davis Selected Advisers, L.P.                               invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                   0.81%              To seek growth of capital. Under normal market conditions, the Fund
Davis Selected Advisers, L.P.                               invests in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.

------------------------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                   1.00%              To seek total return, consisting of long-term capital appreciation and
UBS Global Asset Management                                 current income. Under normal market conditions, the Fund invests in
(Americas) Inc.                                             equity and fixed income securities of issuers located within and outside the U.S. The Fund will allocate its assets between fixed income securities and equity securities.

------------------------------------------------------------------------------------------------------------------------------------
Global Fund                              1.00%              To seek long-term capital appreciation. Under normal market conditions,
Templeton Global Advisors Limited                           the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                0.90%              To seek long-term capital growth. Under normal market conditions, the
Grantham, Mayo, Van Otterloo & Co. LLC                      Fund invests at least 80% of its net assets in small and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the
                                                            Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                  1.06%              To seek a combination of long-term capital appreciation and current
Deutsche Investment Management                              income. Under normal market conditions, the Fund invests at least 80% of
Americas Inc.                                               net assets (plus any borrowings for investment purposes) at the time of investment in equity securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock. The Fund will be invested in issuers located in at least three different countries, including the United States.

------------------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                     1.15%              To seek long-term capital appreciation. Under normal market conditions,
T. Rowe Price Associates, Inc.                              the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences.

------------------------------------------------------------------------------------------------------------------------------------

28 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund          0.58%              To seek the performance of a broad-based equity index of foreign
SSgA Funds Management, Inc.                                 companies, primarily in developed countries and, to a lesser extent, in emerging market countries. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in securities listed in the Morgan Stanley Capital International (MSCI[RegTM]) All CountryWorld
                                                            Excluding U.S. Index.*

------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund         1.00%              To seek long-term growth of capital. Under normal market conditions, the
Marsico Capital Management, LLC                             Fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund invests in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S. The Fund invests in common stocks of companies operating in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund             1.13%              To seek long-term capital appreciation. Under normal market conditions,
Templeton Investment Counsel, LLC                           the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by foreign companies including emerging markets that have total stock market capitalizations or annual revenues of $4 billion or less.

------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund         1.14%              To seek long-term capital appreciation. Under normal market conditions,
Dimensional Fund Advisors Inc.                              the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets but may also invest in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
International Value Fund                 0.96%              To seek long-term growth of capital. Under normal market conditions, the
Templeton Investment Counsel, Inc.                          Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                           0.82%              To seek to maximize total return, consisting of capital appreciation and
UBS Global Asset Management                                 current income. Under normal market conditions, the Fund invests at
(Americas) Inc.                                             least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. large capitalization companies.
                                                            The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the
                                                            Fund's benchmark, the Russell 1000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                     0.88%              To seek long-term growth of capital. Under normal market conditions, the
BlackRock Investment Management, LLC                        Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of large cap companies. The
                                                            Fund will seek to achieve this objective by investing in a diversified portfolio of equity securities of large cap companies located in the
                                                            U.S. The Fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.*

------------------------------------------------------------------------------------------------------------------------------------
Managed Fund                             0.79%              To seek income and long-term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo & Co. LLC                      conditions, the Fund invests primarily in a diversified mix of: (a)
and Declaration Management &                                common stocks of large capitalization U.S. companies; and (b) bonds with
Research LLC                                                an overall intermediate term average maturity.

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                       0.56%              To seek to approximate the aggregate total return of a mid cap U.S.
MFC Global Investment Management                            domestic equity market index. Under normal market conditions, the Fund
(U.S.A.) Limited                                            invests at least 80% of it net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the
                                                            S&P 400 Index and (b) securities (which may or may not be included in the S&P 400 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Intersection Fund                0.94%              To seek long-term growth of capital. Under normal market conditions, the
Wellington Management Company, LLP                          Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the
                                                            Fund, "medium-sized companies" are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap Index or the S&P Mid-
                                                            cap 400 Index.*

------------------------------------------------------------------------------------------------------------------------------------

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 29

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                   0.91%                  To seek long-term growth of capital. Under normal market conditions, the
Wellington Management Company, LLP                          Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the purposes of the
                                                            Fund, "medium-sized companies" are those with market capitalizations, at the time of investment, within the collective market capitalization range of companies represented in either the Russell Midcap Index or the
                                                            S&P Midcap 400 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund            0.97%                  To seek long-term growth of capital. Under normal market conditions, the
RiverSource Investments, LLC                                Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of medium-sized companies. Medium-sized companies are those whose market
                                                            capitalizations, at the time of investment, fall within the range of the
                                                            Russell Midcap Value Index.*

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                   0.92%                  To seek capital appreciation. Under normal market conditions, the Fund
Lord, Abbett & Co. LLC                                      invests at least 80% of its net assets (plus any borrowings for investment purposes) in mid- sized companies, with market
                                                            capitalizations within the market capitalization range of companies in the Russell Midcap Index. The Fund invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.*

------------------------------------------------------------------------------------------------------------------------------------
Natural Resources Fund               1.07%                  To seek long-term total return. Under normal market conditions, the Fund
Wellington Management Company, LLP                          will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and equity-related securities of natural resource-related companies worldwide, including emerging markets.
                                                            Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.

------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                     1.00%                  To seek long-term growth of capital. Under normal market conditions, the
MFC Global Investment Management                            Fund invests at least 80% of its net assets (plus any borrowings for
(U.S.A.) Limited                                            investment purposes) in common stocks and equity-related securities of established, larger-capitalization non-U.S. companies located in the
                                                            Pacific Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of
                                                            Fund securities.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund            1.39%                  To seek long-term growth of capital. Under normal market conditions, the
MFC Global Investment Management                            Fund invests at least 65% of its total assets in equity securities of
(U.S.A.) Limited                                            U.S. companies. The Fund will focus on equity securities of U.S.
                                                            companies across the three market capitalization ranges of large, mid and small.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund            0.80%                  To seek long-term capital growth. Under normal market conditions, the
MFC Global Investment Management                            Fund invests at least 80% of its net assets (plus any borrowings for
(U.S.A.) Limited                                            investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar. The Fund may also invest up to 20% of its assets in large-cap stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.

------------------------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund              0.74%                  To seek long-term capital appreciation. Under normal market conditions,
MFC Global Investment Management                            the Fund invests at least 65% of its total assets in large-cap U.S.
(U.S.A.) Limited                                            securities with the potential for long-term growth of capital.

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund              0.89%                  To seek long-term growth through a combination of capital appreciation
T. Rowe Price Associates, Inc.                              and current income. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes)
                                                            in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least
                                                            50% of revenues or profits from, or commit at least 50% of assets to, real estate activities.

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund          0.77%                  To seek to achieve a combination of long-term capital appreciation and
Deutsche Investment Management                              current income. Under normal market conditions, the Fund invests at
Americas, Inc.                                              least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies.
                                                            Equity securities include common stock, preferred stock and securities convertible into common stock.

------------------------------------------------------------------------------------------------------------------------------------

30 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund                1.15%              To seek long-term growth of capital. Current income is incidental to the
T. Rowe Price Associates, Inc. and RCM                      Fund's objective. Under normal market conditions, the Fund invests at
Capital Management LLC                                      least 80% of its net assets (plus any borrowing for investment purposes)
                                                            in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                           0.91%              To seek maximum capital appreciation consistent with reasonable risk to
Independence Investments LLC                                principal. Under normal market conditions, the Fund invests at least 80%
                                                            of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap companies whose market capitalizations, at the time of investment, do not exceed the greater of (a) $2 billion, (b) the market capitalization of the companies in the Russell 2000 Index, and
                                                            (c) the market capitalization of the companies in the S&P Small Cap 600
                                                            Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                    1.17%              To seek long-term capital appreciation. Under normal market conditions,
Wellington Management Company, LLP                          the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the
                                                            Fund, "small-cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P
                                                            Small Cap 600 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                     0.56%              To seek to approximate the aggregate total return of a small cap U.S.
MFC Global Investment Management                            domestic equity market index. Under normal market conditions, the Fund
(U.S.A.) Limited                                            invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the
                                                            Russell 2000 Index and (b) securities (which may or may not be included in the Russell 2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund             1.05%              To seek long-term capital appreciation. Under normal market conditions,
Munder Capital Management                                   the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies. Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                     1.17%              To seek long-term capital appreciation. Under normal market conditions,
Wellington Management Company, LLP                          the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, "small- cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P Small Cap 600 Index.*

------------------------------------------------------------------------------------------------------------------------------------
Small Company Fund                       1.29%              To seek long-term capital growth. Under normal market conditions, the
American Century Investment                                 Fund invests at least 80% of its net assets (plus any borrowing for
Management, Inc.                                            investment purposes) in stocks of U.S. companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the S&P Small Cap 600 Index. *

------------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                1.16%              To seek long-term growth of capital. Under normal market conditions, the
AIM Capital Management, Inc.                                Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of small-capitalization companies.
                                                            The Fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.*

------------------------------------------------------------------------------------------------------------------------------------
Small Company Value Fund                 1.07%              To seek long-term growth of capital. Under normal market conditions, the
T. Rowe Price Associates, Inc.                              Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the Russell 2000 Index. The Fund invests in small companies whose common stocks are believed to be undervalued.*

------------------------------------------------------------------------------------------------------------------------------------


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 31

------------------------------------------------------------------------------------------------------------------------------------
Special Value Fund                         1.04%            To seek long-term capital growth. Under normal market conditions, the
ClearBridge Advisors, LLC                                   Fund invests at least 80% of its net assets in common stocks and other equity securities of small capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalizations at the time of investment are no greater than (a) $3 billion or (b) the highest month-end market capitalization value of any stock in the
                                                            Russell 2000 Index for the previous 12 months, whichever is greater.*

------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund              0.59%            To seek to approximate the aggregate total return of a broad U.S.
MFC Global Investment Management                            domestic equity market index. Under normal market conditions, the Fund
(U.S.A.) Limited                                            invests at least 80% of its net assets (plus any borrowings for investment purposes) in (a) the common stocks that are included in the
                                                            Dow Jones Wilshire 5000 Index and (b) securities (which may or may not be included in the Dow Jones Wilshire 5000 Index) that MFC Global
                                                            (U.S.A.) believes as a group will behave in a manner similar to the index.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund            0.74%            To seek long-term growth of capital. Under normal market conditions, the
Sustainable Growth Advisers, L.P.                           Fund invests least 80% of its net assets (plus any borrowing for investment purposes) in stocks of companies the subadviser regards, at the time of investment, as "U.S. Global Leaders." The Fund invests in common stocks of U.S. Global Leaders companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.

------------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                     0.82%            To seek long term capital appreciation. Under normal market conditions,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in investments that are tied economically to the
                                                            U.S. The Fund seeks to achieve its objective by outperforming its benchmark, the Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Equity Index, an independently maintained and published equity index, which measures the performance of all equity securities (with readily available price data) of issuers with headquarters in the U.S.*

------------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                             0.95%            To seek capital growth and current income (income above that available
Massachusetts Financial Services Company                    from the Fund invested entirely in equity securities). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities of companies in the utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).

------------------------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund                 0.92%            To seek long-term capital appreciation. Under normal market conditions,
UST Advisers, Inc.                                          the Fund invests at least 65% of its total assets in common stocks of
                                                            U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company's assets, but where the subadviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

------------------------------------------------------------------------------------------------------------------------------------
Value Fund                                 0.98%            To seek an above-average total return over a market cycle of three to
Morgan Stanley Investment Management                        five years, consistent with reasonable risk. Under normal market
Inc. d/b/a Van Kampen                                       conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the Russell Midcap Value Index.*

------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                   0.90%            To seek long-term capital growth. Under normal market conditions, the
Grantham, Mayo, Van Otterloo & Co. LLC                      Fund invests at least 80% of its assets in securities of small- and mid-cap companies and the Fund seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in U.S. companies that issue stock included in the Russell 2500 Index, and in companies with similar market capitalizations ("small- and mid-cap companies").*

------------------------------------------------------------------------------------------------------------------------------------
Vista Fund                                 1.02%            To seek long-term capital growth. Under normal market conditions, the
American Century Investment                                 Fund invests in common stocks of companies that are medium-sized and
Management, Inc.                                            smaller at the time of purchase, but the Fund may purchase other types of securities as well.

------------------------------------------------------------------------------------------------------------------------------------


32 INFORMATION ABOUT THE UNDERLYING FUNDS

--------------------------------------------------------------------------------
 Equity Funds -- John Hancock Funds III

                                         Estimated
Fund and subadviser(s)                   expense ratio      Goal and principal strategy
------------------------------------------------------------------------------------------------------------------------------------
Active Value Fund                        0.90%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
Global Fund                              1.17%              To seek to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the S&P/Citigroup Primary Market Index World Growth Index.
                                                            The Fund typically invests in a diversified portfolio of equity investments from the world's developed markets.*

------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                              1.28%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                1.56%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 2500 Growth Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                            Index, or in companies with total market capitalizations similar such companies ("small-cap companies"). The Fund normally invests at least
                                                            80% of its assets in investments in small-cap companies.*

------------------------------------------------------------------------------------------------------------------------------------
International Core Fund                  1.35%              To seek to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the MSCI EAFE Index. The Fund normally invests 80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.*

------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                1.68%              To seek to achieve high total return by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                      benchmark, the S&P/Citigroup Primary Market Index Europe, Pacific, Asia
                                                            Composite Growth Style Index. The Fund typically invests in a diversified mix of equity investments from developed markets outside the
                                                            U.S.*

------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                     1.34%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell
                                                            1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                           1.34%              To seek to achieve a high total return by outperforming its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market.*

------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund                 0.85%              To seek to achieve a high total return by outperforming its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the U.S. and typically makes equity investments in larger capitalized U.S. companies to gain broad exposure to the U.S. equity market. The Fund typically holds between 40 and 80 stocks.*

------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                 1.38%              To seek long-term capital growth by seeking to outperform its benchmark,
Grantham, Mayo, Van Otterloo & Co. LLC                      the Russell 2500 Value Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500
                                                            Index, or in companies with total market capitalizations similar such companies ("small-cap companies"). The Fund normally invests at least
                                                            80% of its assets in securities of small-cap companies.*

------------------------------------------------------------------------------------------------------------------------------------

* "Lehman-Brothers Aggregate Bond(R)" is a trademark of Lehman Brothers, Inc., "S&P 400(R)," "S&P 500(R)," "S&P/Citigroup Primary Market Index(R)," "S&P Mid Cap 400(R)" and "S&P Small Cap 600(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 1000 Value(R)," "Russell 1000 Growth(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 2500(R)," "Russell 2500 Value(R)," "Russell 2500 Growth(R)," "Russell 3000(R)," "Russell Midcap(R)," "Russell Midcap Growth(R)," "Russell 2000 Index(R)" and "Russell Midcap Value(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" and "Wilshire 5000 Equity Index(R)" are trademarks of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 33

--------------------------------------------------------------------------------
Portfolio details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the respective investment goal of each of the Portfolios without shareholder approval.

Management fees
JHF II pays the Adviser a fee for its services to each Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust ("JHT")) determined in accordance with the following schedule and that rate is applied to the assets of each Portfolio.

--------------------------------------------------------------------------------
 Management fee schedule
--------------------------------------------------------------------------------

                             First            Excess over
                             $7.5 billion     $7.5 billion
 Aggregate Assets of
 Lifestyle Portfolios and
 JHT Lifestyle Trusts          0.050%           0.040%

[GRAPHIC AS DEPICTED IN PRINTED VERSION]

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                           Advise current and prospective              |
            |     Distribution and     |-------- shareholders on their Portfolio investments,  -----|
            |   shareholder services   |         often in the context of an overall financial       |
                                                                       plan.                        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------                                       |
            |                 Principal distributor                                                 |
            |                                                                                       |
            |                John Hancock Funds, LLC                                                |
            |                                                                                       |
            |        Markets the Portfolios and distributes                                         |
            |      shares through selling brokers, financial                                        |
            |    planners and other financial representatives.                                      |
            |---  -------------------------------------------                                       |
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                    |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
 MFC Global Investment Management         John Hancock Investment      |         State Street Bank & Trust Company                |
        (U.S.A.) Limited                 Management Services, LLC      |             2 Avenue de Lafayette                        |
      200 Bloor Street East                 601 Congress Street        |               Boston, MA 02111                   Asset   |
Toronto, Ontario, Canada M4W 1ES   ---    Boston, MA 02210-2805        |                                               management |
                                                                       |     Holds the Portfolio's assets, settles                |
  Provides portfolio management           Manages the Portfolios'      |    all Portfolio trades and collects most                |
          to the Portfolios.              business and investment      |       of the valuation data required for                 |
                                      |        activities.                      calculating each Portfolio's NAV.                 |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
              |                                     |                  |                    |
              |                                     |                  |                    |
--------------------------------                    ----------------------------------------
      Subadviser consultant                                            |
                                                                       |
      Deutsche Investment                              -----------------------------------
    Management Americas, Inc.                                       Trustees
       345 Park Avenue
    New York, New York 10154                            Oversee the Portfolios' activities.
                                                       -----------------------------------
   Provides asset allocation
  consulting services to the
         subadviser.
--------------------------------



34 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
Business structure

Subadviser
MFC Global (U.S.A.) is the subadviser to each of the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser and not by any of the Portfolios. Similarly, DeAM is compensated by the subadviser and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees' approval, is permitted to appoint a new subadviser for a Fund or Portfolio, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change Portfolio and Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.


Portfolio manager
Steve Orlich has been the portfolio manager for each Portfolio since inception. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

Appendix C of the SAI includes information about the portfolio manager, including information about his compensation, accounts he manages other than the Portfolios and his ownership of Portfolio shares, if any.


Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory contracts of the Portfolios is available in the Portfolios annual report to shareholders for the period ended August 31, 2006.


                                                            PORTFOLIO DETAILS 35

--------------------------------------------------------------------------------
Financial highlights

The financial highlights table below for each Portfolio is intended to help investors understand the financial performance of the Portfolio for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Portfolio (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolios as of December 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Portfolios' financial statements, in the Portfolios' annual reports, which have been incorporated by reference into the SAI and are available upon request.

--------------------------------------------------------------------------------------------------
 Lifestyle Aggressive Portfolio                                             PERIOD ENDED
--------------------------------------------------------------------------------------------------
 CLASS 1 SHARES                                                      8-31-06(a)       12-31-06(b)
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $      12.60     $       14.07
--------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                 0.06              0.10
--------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                            1.48              1.25
--------------------------------------------------------------------------------------------------
 Total from investment operations                                           1.54              1.35
--------------------------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------------------------
 From net investment income                                                (0.07)            (0.45)
--------------------------------------------------------------------------------------------------
 From net realized gain                                                       --             (0.29)
--------------------------------------------------------------------------------------------------
                                                                           (0.07)            (0.74)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $      14.07     $       14.68
--------------------------------------------------------------------------------------------------
 Total return(k,m) (%)                                                     12.27              9.59
--------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                            $      2,422     $       2,782
--------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                       0.11              0.11
--------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)              0.48              2.09
--------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                    23                 5
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
 Lifestyle Growth Portfolio                                                 PERIOD ENDED
--------------------------------------------------------------------------------------------------
 CLASS 1 SHARES                                                      8-31-06(a)       12-31-06(b)
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $      13.31     $       14.63
--------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                 0.15              0.17
--------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                            1.25              1.03
--------------------------------------------------------------------------------------------------
 Total from investment operations                                           1.40              1.20
--------------------------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------------------------
 From net investment income                                                (0.08)            (0.48)
--------------------------------------------------------------------------------------------------
 From net realized gain                                                       --             (0.36)
--------------------------------------------------------------------------------------------------
 From capital paid-in                                                         --             (0.32)
--------------------------------------------------------------------------------------------------
                                                                           (0.08)            (1.16)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $      14.63     $       14.67
--------------------------------------------------------------------------------------------------
 Total return(k,m) (%)                                                     10.58              8.18
--------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                            $      7,081     $       8,059
--------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                       0.11              0.11
--------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)              1.17              3.34
--------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                    26                 4
--------------------------------------------------------------------------------------------------

a  Class 1 shares began operation on 10-15-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

j  Less than $0.01 per share.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

m  Not annualized.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

36 PORTFOLIO DETAILS

--------------------------------------------------------------------------------------------------
 Lifestyle Balanced Portfolio                                              PERIOD ENDED
--------------------------------------------------------------------------------------------------
 CLASS 1 SHARES                                                      8-31-06(a)        12-31-06(b)
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $      13.31     $       14.34
--------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                 0.22              0.24
--------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                            1.03              0.82
--------------------------------------------------------------------------------------------------
 Total from investment operations                                           1.25              1.06
--------------------------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------------------------
 From net investment income                                                (0.22)            (0.45)
--------------------------------------------------------------------------------------------------
 From net realized gain                                                       --(j)          (0.27)
--------------------------------------------------------------------------------------------------
 From capital paid-in                                                         --             (0.37)
--------------------------------------------------------------------------------------------------
                                                                           (0.22)            (1.09)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $      14.34     $       14.31
--------------------------------------------------------------------------------------------------
 Total return(k,m) (%)                                                      9.47              7.40
--------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                            $      6,736     $       7,609
--------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                       0.11              0.11
--------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)              1.81              4.84
--------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                    23                 3
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
 Lifestyle Moderate Portfolio                                            PERIOD ENDED
--------------------------------------------------------------------------------------------------
 CLASS 1 SHARES                                                      8-31-06(a)        12-31-06(b)
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $      12.93     $       13.63
--------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                 0.26              0.27
--------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                            0.70              0.54
--------------------------------------------------------------------------------------------------
 Total from investment operations                                           0.96              0.81
--------------------------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------------------------
 From net investment income                                                (0.26)            (0.38)
--------------------------------------------------------------------------------------------------
 From net realized gain                                                       --             (0.21)
--------------------------------------------------------------------------------------------------
 From capital paid-in                                                         --             (0.35)
--------------------------------------------------------------------------------------------------
                                                                           (0.26)            (0.94)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $      13.63     $       13.50
--------------------------------------------------------------------------------------------------
 Total return(k,m) (%)                                                      7.47              5.90
--------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                            $      1,820     $       2,008
--------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                       0.11              0.11
--------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)              2.23              5.80
--------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                    24                 1
--------------------------------------------------------------------------------------------------

a  Class 1 shares began operation on 10-15-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

j  Less than $0.01 per share.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

m  Not annualized.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

                                                            PORTFOLIO DETAILS 37

--------------------------------------------------------------------------------------------------
 Lifestyle Conservative Portfolio                                          PERIOD ENDED
--------------------------------------------------------------------------------------------------
 CLASS 1 SHARES                                                       8-31-06(a)       12-31-06(b)
--------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                               $      13.15     $       13.64
--------------------------------------------------------------------------------------------------
 Net investment income(h,v)                                                 0.30              0.32
--------------------------------------------------------------------------------------------------
 Net realized and unrealized gain on investments                            0.48              0.25
--------------------------------------------------------------------------------------------------
 Total from investment operations                                           0.78              0.57
--------------------------------------------------------------------------------------------------
 Less distributions
--------------------------------------------------------------------------------------------------
 From net investment income                                                (0.29)            (0.40)
--------------------------------------------------------------------------------------------------
 From net realized gain                                                       --             (0.16)
--------------------------------------------------------------------------------------------------
 From capital paid-in                                                         --             (0.38)
--------------------------------------------------------------------------------------------------
                                                                           (0.29)            (0.94)
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                                     $      13.64     $       13.27
--------------------------------------------------------------------------------------------------
 Total return(k,m) (%)                                                      6.01              4.16
--------------------------------------------------------------------------------------------------
 RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
 Net assets, end of period (in millions)                            $      1,097     $       1,184
--------------------------------------------------------------------------------------------------
 Ratio of net expenses to average net assets(q,r) (%)                       0.12              0.11
--------------------------------------------------------------------------------------------------
 Ratio of net investment income to average net assets(r,v) (%)              2.54              6.96
--------------------------------------------------------------------------------------------------
 Portfolio turnover(m) (%)                                                    20                 2
--------------------------------------------------------------------------------------------------

a  Class 1 shares began operation on 10-15-05.

b  Effective 1-18-07, the fiscal year-end changed from August 31 to December 31.

h  Based on the average of the shares outstanding.

k Assumes dividend reinvestment and does not reflect the effect of sales charges.

m  Not annualized.

q Does not include expenses of the investment companies in which the Portfolio invests.

r  Annualized.

v Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

38 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on the Portfolios:


Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors' report (in annual report only).


Statement of Additional Information
The SAI contains more detailed information on all aspects of the Portfolio. The Portfolios' SAI includes a summary of the JHF II's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The Portfolios' current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.


To request a free copy of the current prospectus annual/semi-annual report or the SAI of JHF II, please contact John Hancock:

By mail: John Hancock Funds II
601 Congress Street
Boston, MA 02210

By phone: 1-800-334-1029

On the Internet: www.jhfunds.com


Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779



(C)2007 JOHN HANCOCK FUNDS, LLC LSPPN 5/07

[LOGO]
John Hancock(R)
the future is yours



John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

-------------------------------------
 Now available: electronic delivery
 www.jhfunds.com/edelivery
-------------------------------------

[LOGO] John Hancock(R)
----------------------
     Mutual Funds

                                                                    John Hancock
                                                            Lifestyle Portfolios

================================================================================
                                                                  CLASS 5 SHARES

                                                      Lifestyle Growth Portfolio

                                                    Lifestyle Balanced Portfolio

                                                    Lifestyle Moderate Portfolio

--------------------------------------------------------------------------------

Prospectus

5.1.2007

================================================================================

As with all mutual funds, the Securities and Exchange Commission (the "SEC") has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
--------------------------------------------------------------------------------

        LIFESTYLE PORTFOLIOS
        ------------------------------------------------------------------------
        Lifestyle Growth Portfolio                                             6
        Lifestyle Balanced Portfolio                                           8
        Lifestyle Moderate Portfolio                                          10
        YOUR ACCOUNT
        ------------------------------------------------------------------------
        Class 5 shares cost structure                                         12
        Information for plan participants                                     12
        Transaction policies                                                  12
        Dividends and account policies                                        13
        Additional investor services                                          14
        RISKS OF INVESTING IN THE PORTFOLIOS                                  15
        ------------------------------------------------------------------------
        INFORMATION ABOUT THE UNDERLYING FUNDS
        ------------------------------------------------------------------------
        Risks of investing in Underlying Funds                                16
        Description of Funds                                                  20
        PORTFOLIO DETAILS
        ------------------------------------------------------------------------
        Business structure                                                    30
        Financial highlights                                                  32
        FOR MORE INFORMATION                                          BACK COVER
        ------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK FUNDS II LIFESTYLE PORTFOLIOS
This prospectus provides information about the five Lifestyle Portfolios (each referred to as a "Portfolio"), which are funds of John Hancock Funds II ("JHF II"). Each of the Portfolios is a "fund of funds," which currently invests in a number of other funds of JHF II and John Hancock Funds III ("JHF III") and may also invest in other affiliated funds (each referred to as a "Fund") of the John Hancock funds complex. The Portfolios may also invest in nonaffiliated funds (each referred to as a "Nonaffiliated Underlying Fund"). (Collectively, the Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds.") The Portfolios seek to provide a variety of comprehensive investment programs designed for differing investment orientations by means of selected investment allocations among the Underlying Funds.

This prospectus relates to the Class 5 shares of the Portfolios. Other share classes are offered in separate prospectuses.

RISKS OF MUTUAL FUNDS
Mutual funds such as the Portfolios are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these Portfolios, be sure to read all risk disclosure carefully before investing.

INVESTMENT MANAGEMENT
John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and each of the Portfolios as well as to JHF III. The Adviser administers the business and affairs of JHF II and retains and compensates an investment subadviser to manage the assets of the Portfolios. The Adviser and the subadviser to the Portfolios are registered as investment advisers under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.


PORTFOLIO INFORMATION KEY
--------------------------------------------------------------------------------
Concise descriptions of each of
the Portfolios are set forth below.
Each description provides the
following information:

[CLIP ART]   Goal and strategy
             The Portfolio's particular
             investment goals and the
             strategies it intends to use
             in pursuing those goals.

[CLIP ART]   Past performance
             The Portfolio's total return,
             measured year-by-year
             and over time.

[CLIP ART]   Principal risks
             The major risk factors
             associated with the Portfolio.

[CLIP ART]   Your expenses
             The overall costs borne
             by an investor in the Portfolio,
             including annual expenses.

Lifestyle Portfolios
--------------------------------------------------------------------------------

There are three Portfolios: Growth, Balanced and Moderate. Each Portfolio is a "fund of funds," which invests in a number of Underlying Funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the Portfolios offer three distinct, comprehensive investment programs designed for differing investment orientations. Each Portfolio has a target percentage allocation between two kinds of Underlying Funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.


TARGET ALLOCATION CHART
--------------------------------------------------------------------------------

                                                                               Target allocation among Underlying Funds:
                                                                              ------------------------------------------
Lifestyle Portfolio     Investment objective                                  Equity Funds     Fixed-Income Funds
------------------------------------------------------------------------------------------------------------------------
Growth                  Long-term growth of capital.
                        Current income is also a consideration.               80%              20%
------------------------------------------------------------------------------------------------------------------------
Balanced                A balance between a high level of current
                        income and growth of capital, with a greater
                        emphasis on growth of capital.                        60%              40%
------------------------------------------------------------------------------------------------------------------------
Moderate                A balance between a high level of current
                        income and growth of capital, with a greater
                        emphasis on income.                                   40%              60%
------------------------------------------------------------------------------------------------------------------------

Each Portfolio invests in Class NAV shares of the Funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. The Portfolios may also invest in similar Class NAV shares and in classes of shares of Nonaffiliated Funds that could have sales charges and be subject to distribution and/or Rule 12b-1 fees.

Each Portfolio is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for each Portfolio will be directed to its Underlying Funds that most deviate from target. Quarterly, the subadviser may also rebalance each Portfolio's investment allocation to maintain its target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific Underlying Funds held by a Portfolio. Such adjustments may be made to increase or decrease a Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the Portfolio's assets subject to the management of a particular Underlying Fund's subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each Portfolio will reflect both its subadviser's allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds' subadvisers.

For a brief description of each Fund and its categorization as an equity or a fixed-income Fund, see "Description of Funds."

SUBADVISER AND CONSULTANT
MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)") is the subadviser to the Portfolios and formulates a continuous investment program for each consistent with its investment goal and strategies.

Deutsche Investment Management Americas, Inc. ("DeAM") provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios.

--------------------------------------------------------------------------------
Lifestyle Growth Portfolio
--------------------------------------------------------------------------------

[CLIP ART]   Goal and strategy

GOAL: The Portfolio seeks long-term growth of capital. Current income is also a consideration.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 80% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 20% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity Underlying Funds and 20% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percent of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

[CLIP ART] Past performance
           This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.


6 PORTFOLIO

[CLIP ART]   Principal risks
The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

o Fund of funds risk

o Investment company securities risk

o Non-diversification risk

o Equity securities risk

o Fixed-income securities risk

   o Lower rated fixed-income securities and high yield securities risk

o Foreign securities risk

o Management risk


SUBADVISER

MFC Global (U.S.A.)


--------------------------------------------------------------------------------
[CLIP ART] Your expenses
Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.


================================================================================
Annual operating expenses1                                               Class 5
================================================================================
 Management fee                                                            0.04%
--------------------------------------------------------------------------------
 Distribution and service (12b-1) fees                                      None
--------------------------------------------------------------------------------
 Other expenses                                                            0.02%
--------------------------------------------------------------------------------
 Acquired fund fees and expenses                                           0.87%
--------------------------------------------------------------------------------
 Total Portfolio expenses2                                                 0.93%
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 5-1-08)3                   --
--------------------------------------------------------------------------------
 Net Portfolio expenses                                                    0.93%

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.


================================================================================
Expenses                                Year 1     Year 3     Year 5     Year 10
================================================================================
 Class 5                                 $95        $296       $515       $1,143

1   Based on estimated expenses for the current fiscal year.

2 The "Total Portfolio operating expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

3 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for Class 5 shares to the extent that total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to the Class 5. This agreement remains in effect until May 1, 2008 and may thereafter be terminated by the Adviser at any time.


                                                                    PORTFOLIO  7

--------------------------------------------------------------------------------
Lifestyle Balanced Portfolio
--------------------------------------------------------------------------------

[CLIP ART]  Goal and strategy

GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 60% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 40% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity Underlying Funds and 40% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.

--------------------------------------------------------------------------------

[CLIP ART] Past performance
           This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

8 PORTFOLIO

[CLIP ART]   Principal risks
The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

o   Fund of funds risk

o   Investment company securities risk

o   Non-diversification risk

o   Fixed-income securities risk

    o   Lower rated fixed-income securities and high yield securities risk

o   Foreign securities risk

o   Management risk


SUBADVISER

MFC Global (U.S.A.)

--------------------------------------------------------------------------------
[CLIP ART] Your expenses
Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.


================================================================================
Annual operating expenses(1)                                             Class 5
================================================================================
Management fee                                                             0.04%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                       None
--------------------------------------------------------------------------------
Other expenses                                                             0.02%
--------------------------------------------------------------------------------
Acquired fund fees and expenses                                            0.86%
--------------------------------------------------------------------------------
Total Portfolio expenses2                                                  0.92%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 5-1-08)3                    --
--------------------------------------------------------------------------------
Net Portfolio expenses                                                     0.92%

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

================================================================================
Expenses                                Year 1     Year 3     Year 5     Year 10
================================================================================
Class 5                                  $94       $293        $509       $1,131

1   Based on estimated expenses for the current fiscal year.

2 The "Total Portfolio operating expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

3 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for Class 5 shares to the extent that total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to Class 5. This agreement remains in effect until May 1, 2008 and may thereafter be terminated by the Adviser at any time.

                                                                    PORTFOLIO  9

--------------------------------------------------------------------------------
Lifestyle Moderate Portfolio
--------------------------------------------------------------------------------

[CLIP ART] Goal and strategy
GOAL: The Portfolio seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

STRATEGY: To pursue this goal, the Portfolio, which is a fund of funds, normally invests approximately 40% of its assets in Underlying Funds, which invest primarily in equity securities and approximately 60% in Underlying Funds, which invest primarily in fixed-income securities.

Variations in the target percentage allocation between Underlying Funds, which invest primarily in equity securities and Underlying Funds, which invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity Underlying Funds and 60% in fixed-income Underlying Funds, the Portfolio may have an equity/fixed-income Underlying Fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, MFC Global (U.S.A.) may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the Portfolio or to achieve its objective.

Within the prescribed percentage allocation, MFC Global (U.S.A.) selects the percentage level to be maintained in specific Underlying Funds. The assets of the Portfolio are rebalanced quarterly to maintain the selected percentage level. MFC Global (U.S.A.) may from time to time adjust the percentage of assets invested in any specific Underlying Funds to increase or decrease the Portfolio's holdings of particular asset classes, such as common stocks of foreign issuers, to adjust portfolio quality or the duration of fixed-income securities, to increase or reduce the percentage of the Portfolio's assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The Portfolio may invest in various Funds of JHF II and JHF III that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Funds in which the Portfolio invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities. See "Information About the Underlying Funds -- Description of Funds" for a brief description of the goal and strategy of each Fund and information about the risks of investing in such Funds.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the Portfolio may temporarily invest extensively in cash and cash equivalents. In taking these measures, the Portfolio might not achieve its investment goal.
--------------------------------------------------------------------------------
[CLIP ART] Past performance
This section normally shows how the Portfolio's total return has varied from year to year, along with a broad-based market index for reference. Because the Portfolio has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

10 PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[CLIP ART] Principal risks
The principal risks of investing in the Portfolio (which include the risks of any underlying investment company or similar entity purchased by the Portfolio) that could adversely affect its NAV and performance, include the following. For a further description of these principal risks please see "Risks of Investing in the Portfolios" and "Information about the Underlying Funds."

o   Fund of funds risk

o   Investment company securities risk

o   Non-diversification risk

o   Equity securities risk

o   Fixed-income securities risk

    o   Credit and counterparty risk

    o   Lower rated fixed-income securities and high yield securities risk

    o   Interest rate risk

o   Foreign securities risk

o   Management risk


SUBADVISER

MFC Global (U.S.A.)

--------------------------------------------------------------------------------
[CLIP ART] Your expenses
Operating expenses are paid from the Portfolio's assets and, therefore, are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Annual operating expenses(1)                                             Class 5
--------------------------------------------------------------------------------
Management fee                                                             0.04%
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees                                       None
--------------------------------------------------------------------------------
Other expenses                                                             0.02%
--------------------------------------------------------------------------------
Acquired fund fees and expenses                                            0.83%
--------------------------------------------------------------------------------
Total Portfolio expenses(2)                                                0.89%
--------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 5-1-08)(3)                  --
--------------------------------------------------------------------------------
Net Portfolio expenses                                                     0.89%
--------------------------------------------------------------------------------

The hypothetical example shows what your expenses would be after contractual expense reimbursements (first year only) if you invested $10,000 over the time periods indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only and does not represent the Portfolio's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses      Year 1     Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class 5       $91        $284       $493       $1,096
--------------------------------------------------------------------------------

1   Based on estimated expenses for the current fiscal year.

2 The "Total Portfolio operating expenses" include fees and expenses incurred indirectly by the Portfolio as a result of its investment in other investment companies (e.g. Underlying Funds) (each, an "Acquired Fund"). The Total Portfolio annual expenses shown may not correlate to the Portfolio's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Portfolio's current fiscal year.

3 The Adviser has contractually agreed to waive advisory fees or reimburse Portfolio expenses for Class 5 shares to the extent that total Portfolio operating expenses attributable to Class 5 exceed 0.07% of the average annual net assets attributable to Class 5. This agreement remains in effect until May 1, 2008 and may thereafter be terminated by the Adviser at any time.

                                                                   PORTFOLIO  11

--------------------------------------------------------------------------------
Your account
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class 5 shares cost structure

Class 5 shares are available to certain types of investors, as noted below:

Class 5 shares are available only to the John Hancock Freedom 529 Plan, a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended (a "529 Plan"), distributed by John Hancock Distributors, LLC (the "Distributor") through other broker-dealers that have a selling agreement with the Distributor.

The Class 5 Shares are sold without imposition of any initial sales charge, contingent sales charge, service fee or distribution fee.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan, which may use the Portfolio as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.
--------------------------------------------------------------------------------
Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a 529 Plan can provide participants with detailed information on how to participate in the plan, elect a Portfolio as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by 529 Plans, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge 529 Plan participants transaction fees and/or other additional amounts for such services. Similarly, 529 Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class 5 shares of the Portfolios.
--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value ("NAV") per share for each Portfolio and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern Time). The NAV for each Portfolio is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. A prospectus for the Underlying Funds explains the circumstances under which those Underlying Funds use fair-value pricing and the effects of doing so.

Purchase and redemption prices
When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of requests
Each Portfolio is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any Portfolio may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading
The Portfolios of JHF II are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a Portfolio can disrupt Portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a Portfolio may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the Portfolio or its agents determine that accepting the order could interfere with the efficient management of a Portfolio's Funds or otherwise not be in the Portfolio's best interest in light of unusual trading activity related to your account.

In the event that a Portfolio rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each Portfolio reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the Portfolio's judgment, such delay would be in the Portfolio's best interest, in which case both the redemption and purchase side of the exchange will receive the Portfolio's NAV at the conclusion of the delay period. Each Portfolio, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The Board of Trustees of JHF II has adopted the following policies and procedures by which the Portfolios, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
Each Portfolio, through their agents, undertake to use their best efforts to exercise the Portfolios' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that Fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a Portfolio to refuse any purchase

12 YOUR ACCOUNT
or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the Portfolios believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to each Portfolio's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a Portfolio's shareholder accounts and in light of the limitations on the ability of the Portfolios to detect and curtail excessive trading practices, a significant percentage of a Portfolio's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a Portfolio considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the Portfolios to prevent excessive trading, there is no guarantee that the Portfolios or their agents will be able to identify such shareholders or curtail their trading practices. The ability of a Portfolios and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Portfolios will not always be able to detect frequent trading activity, investors should not assume that the Portfolio will be able to detect or prevent all frequent trading or other practices that disadvantage a Portfolio. For example, the ability of a Portfolio to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a Portfolio's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a Portfolio, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the Portfolio.

Excessive trading risk
To the extent that the Portfolios or their agents are unable to curtail excessive trading practices in a Portfolio, these practices may interfere with the efficient management of the Portfolio, and may result in the Portfolio engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase a Portfolio's operating costs and decrease a Portfolio's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares." These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.
o A fund that invests a significant portion of its assets in below-investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of fund shares held by other shareholders.

Account Information
JHF II is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply his or her name, address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.
--------------------------------------------------------------------------------
Dividends and account policies

Dividends
The Growth Portfolio generally declares and pay income dividends annually. The Balanced Portfolio and Moderate Portfolio declare and pay income dividends on a quarterly basis. Capital gains, if any, are distributed annually, typically after the end of the fiscal year.

Dividend reinvestments
Dividends from a Portfolio will be automatically reinvested on the dividend record date.

                                                                 YOUR ACCOUNT 13

Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a Portfolio, whether reinvested or taken as cash, are generally considered taxable. Dividends from a Portfolio's short-term capital gains are taxable as ordinary income. Dividends from a Portfolio's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the Portfolio's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

Taxability of transactions
Any time you redeem shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the redemption price of the shares you redeem, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.
--------------------------------------------------------------------------------
Additional investor services

Disclosure of fund portfolio holdings
Each Portfolio's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix B of the Statement of Additional Information (the "SAI") and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of each Portfolio will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the Portfolio. The information described above will remain on the Web site until the date the Portfolio files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. Each Portfolio's Form N-CSR and Form N-Q will contain the Portfolio's entire portfolio holdings as of the applicable calendar quarter end.

14 YOUR ACCOUNT

--------------------------------------------------------------------------------
Risks of investing in the Portfolios
--------------------------------------------------------------------------------

Fund of funds risk
A Portfolio's ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving a Portfolio's objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds' ability to meet their investment objectives. There can be no assurance that either the Portfolio or the Underlying Funds will achieve their investment objective.

A Portfolio is subject to the same risks as the Underlying Funds in which it invests. The Portfolio invests in Underlying Funds which invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent the Portfolio invests in these securities directly or engages in hedging and other strategic transactions, the Portfolio will be subject to the same risks.

Investment company securities risk
The Portfolios bears their own expenses and indirectly bears their proportionate share of expenses of the Underlying Funds in which they invests.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The Portfolios are not "diversified" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified." Although the Portfolios are non-diversified, the risks associated with non-diversification are lower for the Portfolios because they allocate their assets among multiple Underlying Funds.

                                         RISKS OF INVESTING IN THE PORTFOLIOS 15

--------------------------------------------------------------------------------
Information about the Underlying Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Risks of investing in Underlying Funds
By owning shares of Underlying Funds, each of the Portfolios indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the Underlying Funds also invest in foreign securities. In addition, most of the Underlying Funds may invest in derivatives. To the extent that a Portfolio invests directly in these securities or investments, the Portfolio will be subject to the same risks.

Equity securities risk
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by an Underlying Fund could decline if the financial condition of the companies the Underlying Fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even Underlying Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The Underlying Funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Underlying Funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value securities Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that a subadviser anticipates.

Growth securities Certain equity securities (generally known as "growth securities") are purchased primarily because a subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All of the Underlying Funds that invest in equity securities which invest primarily in growth securities are subject to these risks.

Fixed-income securities risk
Fixed-income securities are generally subject to two principal types of risks:
(a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit and counterparty risk This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter ("OTC") derivatives contract, see "Hedging and Other Strategic Transactions," or a borrower of an Underlying Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Underlying Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Underlying Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than "Baa" by Moody's or "BBB" by Standard & Poor's ("S&P"), or determined by a subadviser to be of comparable quality to securities so

16 INFORMATION ABOUT THE UNDERLYING FUNDS rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, an Underlying Fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Investment grade fixed-income securities in the lowest rating category Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed-income securities and high yield securities risk
Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

o Risk to principal and income Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
o Price volatility The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater effect on highly leveraged issuers of these securities.
o Liquidity The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
o Dependence on subadviser's own credit analysis While a subadviser to an Underlying Fund may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed-income securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed-income securities Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described below under "Foreign Securities Risk." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk
Underlying Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect an Underlying Fund's investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social,

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 17
economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of an Underlying Fund's investments. Currency risk includes both the risk that currencies in which a fund's investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain Underlying Funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain Underlying Funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund's currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging and other strategic transactions risk
Certain of the Underlying Funds may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The Underlying Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Underlying Funds also may use derivatives as a way to adjust efficiently the exposure of the Underlying Funds to various securities, markets and currencies without the Underlying Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the Underlying Funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes an Underlying Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the Underlying Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Underlying Fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent an Underlying Fund contracts with a limited number of counterparties, the Underlying Fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the Underlying Fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of an Underlying Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select an Underlying Fund's portfolio securities. If the transaction is not successful it could result in a loss to the Underlying Fund. These transactions may also increase the volatility of an Underlying Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed an Underlying Fund's initial investment in such contracts. In addition, these transactions could result in a loss to the Underlying Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

18 INFORMATION ABOUT THE UNDERLYING FUNDS

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at an advantageous price. Certain Underlying Funds may be subject to liquidity risk. Underlying Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when an Underlying Fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale). This risk may be particularly pronounced for certain international equity funds, which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Management risk
Each Underlying Fund is subject to management risk because it relies on the adviser or subadviser's ability to pursue its objective. The adviser or subadviser will apply investment techniques and risk analyses in making investment decisions for the Underlying Fund, but there can be no guarantee that these will produce the desired results. The adviser or subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The Underlying Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, an Underlying Fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent an Underlying Fund invests in those securities, its performance depends on the ability of the adviser or subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. Certain Underlying Funds are not "diversified" within the meaning of the 1940 Act. This means they are allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with a fund's investment strategies or techniques may be more pronounced for these funds than for funds that are "diversified."

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 19

--------------------------------------------------------------------------------
Information about the Underlying Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description of Funds
The Portfolios may invest in any of the Funds. The following tables set forth, separately for the fixed income and the equity Funds of each of JHF II and JHF
III: (i) the names of the Funds and of their respective subadvisers; (ii) the estimated expense ratios of the Class NAV shares of the Funds for the current fiscal year; and (iii) brief descriptions of the Funds' investment goals and principal strategies. Additional investment practices are described in the Portfolios' SAI and in the prospectus for these Funds. The Portfolios may also invest in other Underlying Funds not described in the chart.

--------------------------------------------------------------------------------
Fixed-Income Funds -- John Hancock Funds II
--------------------------------------------------------------------------------

                                               Estimated
Fund and subadviser(s)                         expense ratio         Goal and principal strategy
----------------------------------------------------------------------------------------------------------------------------------
Active Bond Fund                               0.70%                 To seek income and capital appreciation. Under normal market
Declaration Management & Research LLC                                conditions, the Fund invests at least 80% of its net assets
and MFC Global Investment Management                                 (plus any borrowing for investment purposes) in a diversified
(U.S.), LLC                                                          mix of debt securities and instruments.
------------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund                                 0.82%                 To seek total return consisting of income and capital
Wells Capital Management, Incorporated                               appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for
                                                                     investment purposes) in a broad range of investment grade debt securities, including U.S. government obligations, corporate bonds, mortgage-backed and other asset-backed securities and money market instruments.
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                               0.79%                 To seek maximum total return, consistent with preservation of
Pacific Investment Management                                        capital and prudent investment management. Under normal market
Company LLC                                                          conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts
                                                                     (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.
------------------------------------------------------------------------------------------------------------------------------------
High Income Fund                               0.74%                 To seek high current income; capital appreciation is a
MFC Global Investment Management                                     secondary goal. Under normal market conditions, the Fund
(U.S.), LLC                                                          invests at least 80% of its net assets in U.S. and foreign fixed-income securities that, at the time of investment, are rated BB/Ba or lower or are unrated equivalents. These may include, but are not limited to, domestic and foreign corporate bonds, debentures and notes, convertible securities, preferred stocks, and domestic and foreign government obligations.
------------------------------------------------------------------------------------------------------------------------------------
High Yield Fund                                0.71%                 To seek an above-average total return over a market cycle of
Western Asset Management Company                                     three to five years, consistent with reasonable risk. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including
                                                                     corporate bonds, preferred stocks, U.S. government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities that have the
                                                                     following ratings (or, if unrated, are considered by the
                                                                     subadviser to be of equivalent quality): Corporate Bonds,
                                                                     Preferred Stocks and Convertible Securities--Moody's (Ba
                                                                     through C); Standard & Poor's (BB through D).
------------------------------------------------------------------------------------------------------------------------------------
Income Fund                                    0.41%                 To seek to maximize income while maintaining prospects for
Franklin Advisers, Inc.                                              capital appreciation. Under normal market conditions, the Fund invests in a diversified portfolio of debt securities, such as bonds, notes and debentures, and equity securities, such as common stocks, preferred stocks and convertible securities.
------------------------------------------------------------------------------------------------------------------------------------
Investment Quality Bond Fund                   0.79%                 To seek a high level of current income consistent with the
Wellington Management Company, LLP                                   maintenance of principal and liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in bonds rated investment grade at the time of investment. The Fund will tend to focus on corporate bonds and U.S. government bonds with intermediate to longer term maturities.

20 INFORMATION ABOUT THE UNDERLYING FUNDS

----------------------------------------------------------------------------------------------------------------------------------
Real Return Bond Fund                          0.75%                 To seek maximum real return, consistent with preservation of
Pacific Investment Management                                        real capital and prudent investment management. Under normal
Company LLC                                                          market conditions, the Fund seeks to achieve this investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) at the time of investment in inflation-indexed bonds of varying maturities issued by the
                                                                     U.S. and non-U.S. governments, their agencies or
                                                                     instrumentalities, and corporations.
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                           0.69%                 To seek income and capital appreciation. Under normal market
Declaration Management & Research LLC                                conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and
                                                                     instruments. The securities and instruments will have an
                                                                     average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Fund's net assets will be invested in high yield bonds.
------------------------------------------------------------------------------------------------------------------------------------
Spectrum Income Fund                           0.94%                 To seek a high level of current income with moderate share
T. Rowe Price Associates, Inc.                                       price fluctuation. Under normal market conditions, the Fund diversifies its assets widely among various fixed income and equity market segments. The Fund seeks to maintain broad
                                                                     exposure primarily to domestic and international fixed income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.
------------------------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund                            0.77%                 To seek a high level of total return consistent with
Western Asset Management Company                                     preservation of capital. Under normal market conditions, the
                                                                     Fund invests at least 80% of its net assets (plus any
                                                                     borrowings for investment purposes) in fixed income securities.
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                          0.80%                 To seek a high level of current income. Under normal market
MFC Global Investment Management                                     conditions, the Fund invests at least 80% of its assets in
(U.S.), LLC                                                          foreign government and corporate debt securities from developed and emerging markets U.S. government and agency securities and domestic high yield bonds.
------------------------------------------------------------------------------------------------------------------------------------
Total Bond Market Fund                         0.57%                 To seek the performance of the Lehman Brothers Aggregate Bond
Declaration Management & Research LLC                                Index (the "Lehman Index") (which represents the U.S.
                                                                     investment grade bond market). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any
                                                                     borrowings for investment purposes) at the time of investment in securities listed in this index.
------------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                              0.77%                 To seek maximum total return, consistent with preservation of
Pacific Investment Management                                        capital and prudent investment management. Under normal market
Company LLC                                                          conditions, the Fund invests at least 65% of its total assets in a diversified fund of fixed income instruments of varying maturities.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                0.72%                 To seek a high level of current income consistent with
Western Asset Management Company                                     preservation of capital and maintenance of liquidity. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or
                                                                     guaranteed by the U.S. government, its agencies or
                                                                     instrumentalities and derivative securities, such as
                                                                     collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.
------------------------------------------------------------------------------------------------------------------------------------
U.S. High Yield Bond Fund                      0.82%                 To seek total return with a high level of current income. Under
Wells Capital Management, Incorporated                               normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in corporate debt securities that are, at the time of investment, below investment grade, including preferred and other
                                                                     convertible securities in below investment grade debt
                                                                     securities (sometimes referred to as "junk bonds" or high yield securities). The Fund also invests in corporate debt securities and may buy preferred and other convertible securities and bank loans.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 21

--------------------------------------------------------------------------------
Equity Funds -- John Hancock Funds II
--------------------------------------------------------------------------------

                                               Estimated
Fund and subadviser(s)                         expense ratio         Goal and principal strategy
----------------------------------------------------------------------------------------------------------------------------------
Index 500 Fund                                 0.50%                 To seek the aggregate total return of a broad-based U.S.
MFC Global Investment Management                                     domestic equity market index. Under normal market conditions,
(U.S.A.) Limited                                                     the Fund seeks to approximate the aggregate total return of a broad-based U.S. domestic equity market index. To pursue this goal, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) at the time of investment in (a) the common stocks that are included in the S&P 500 Index and (b) securities (which may or may not be included in the S&P
                                                                     500 Index) that the subadviser believes as a group will behave in a manner similar to the index. The subadviser may determine that the Index 500 Fund's investments in certain instruments, such as index futures, total return swaps and ETFs have similar economic characteristics as securities that are in the S&P 500
                                                                     Index.*
------------------------------------------------------------------------------------------------------------------------------------
All Cap Core Fund                              0.82%                 To seek long-term growth of capital. Under normal market
Deutsche Investment Management                                       conditions, the Fund invests in common stocks and other equity
Americas Inc.                                                        securities within all asset classes (small-, mid- and
                                                                     large-cap) of those within the Russell 3000 Index.*
------------------------------------------------------------------------------------------------------------------------------------
All Cap Growth Fund                            0.94%                 To seek long-term capital appreciation. Under normal market
AIM Capital Management, Inc.                                         conditions, the Fund invests its assets principally in common stocks of companies that the subadviser believes likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. Any income received from securities held by the Fund will be incidental.
------------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                             0.89%                 To seek capital appreciation. Under normal market conditions,
Lord, Abbett & Co. LLC                                               the Fund invests in equity securities of U.S. and multinational companies in all capitalization ranges that the subadviser believes are undervalued. The Fund will invest at least 50% of its net assets in equity securities of large, seasoned
                                                                     companies with market capitalizations at the time of purchase that fall within the market capitalization range of the Russell
                                                                     1000 Index. The Fund will invest the remainder of its assets in mid-sized and small company securities.*
------------------------------------------------------------------------------------------------------------------------------------
Blue Chip Growth Fund                          0.85%                 To seek long-term growth of capital. Current income is a
T. Rowe Price Associates, Inc.                                       secondary objective. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and
                                                                     mediumsized blue chip growth companies. These are firms that, in the subadviser's view, are well established in their
                                                                     industries and have the potential for above-average earnings growth.
------------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                      0.79%                 To seek long-term growth of capital. Under normal market
Jennison Associates LLC                                              conditions, the Fund invests at least 65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market
                                                                     capitalization and that the subadviser believes have
                                                                     above-average growth prospects. These companies are generally medium- to large-capitalization companies.
------------------------------------------------------------------------------------------------------------------------------------
Classic Value Fund                             0.90%                 To seek long-term growth of capital. Under normal market
Pzena Investment Management, LLC                                     conditions, the Fund invests at least 80% of its assets in domestic equity securities. The Fund may invest in securities of foreign issuers, but will generally limit such investments to American Depositary Receipts (ADRs) and foreign securities listed and traded on a U.S. Exchange or the NASDAQ market.
------------------------------------------------------------------------------------------------------------------------------------
Core Equity Fund                               0.83%                 To seek long-term capital growth. Under normal market
Legg Mason Capital Management, Inc.                                  conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in equity
                                                                     securities that, in the subadviser's opinion, offer the
                                                                     potential for capital growth.
------------------------------------------------------------------------------------------------------------------------------------
Dynamic Growth Fund                            1.05%                 To seek long-term growth of capital. Under normal market
Deutsche Investment Management                                       conditions, the Fund invests at least 80% of its net assets in
Americas Inc.                                                        stocks and other equity securities of medium-sized U.S.
                                                                     companies with strong growth potential that are within the market capitalization range, at the time of investment, of the
                                                                     Russell Midcap Growth Index.*

22 INFORMATION ABOUT THE UNDERLYING FUNDS

----------------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                           0.93%                 To seek superior long-term rates of return through capital
MFC Global Investment Management                                     appreciation. Under normal market conditions, the Fund seeks to
(U.S.), LLC                                                          achieve its objective by investing, primarily in high quality securities (those with a proven track record of performance and/or growth) and convertible instruments of small-cap U.S.
                                                                     companies.
------------------------------------------------------------------------------------------------------------------------------------
Emerging Small Company Fund                    1.03%                 To seek long term capital appreciation. Under normal market
RCM Capital Management LLC                                           conditions, the Fund invests at least 80% of its net assets
                                                                     (plus borrowings for investment purposes) at the time of
                                                                     investment in securities of small cap companies. The subadviser defines small cap companies as common stocks and other equity securities of U.S. companies that have a market capitalization that does not exceed the highest market capitalization of any company contained in either the Russell 2000 Index or the S&P
                                                                     Small Cap 600 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Value Fund                    1.12%                 To seek long-term capital appreciation. Under normal
Dimensional Fund Advisors                                            circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in
                                                                     companies associated with emerging markets designated from time to time by the Investment Committee of the subadviser.
------------------------------------------------------------------------------------------------------------------------------------
Equity-Income Fund                             0.85%                 To seek substantial dividend income and also long-term capital
T. Rowe Price Associates, Inc.                                       appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for
                                                                     investment purposes) in equity securities, with at least 65% in common stocks of well established companies paying
                                                                     above-average dividends.
------------------------------------------------------------------------------------------------------------------------------------
Financial Services Fund                        0.92%                 To seek growth of capital. Under normal market conditions, the
Davis Selected Advisers, L.P.                                        Fund invests at least 80% of its net assets (plus any
                                                                     borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial
                                                                     services and the Fund invests primarily in common stocks of financial services companies.
------------------------------------------------------------------------------------------------------------------------------------
Fundamental Value Fund                         0.81%                 To seek growth of capital. Under normal market conditions, the
Davis Selected Advisers, L.P.                                        Fund invests in common stocks of U.S. companies with market capitalizations of at least $10 billion. The Fund may also invest in companies with smaller capitalizations.
------------------------------------------------------------------------------------------------------------------------------------
Global Allocation Fund                         1.00%                 To seek total return, consisting of long-term capital
UBS Global Asset Management                                          appreciation and current income. Under normal market
(Americas) Inc.                                                      conditions, the Fund invests in equity and fixed income
                                                                     securities of issuers located within and outside the U.S. The
                                                                     Fund will allocate its assets between fixed income securities and equity securities.
------------------------------------------------------------------------------------------------------------------------------------
Global Fund                                    1.00%                 To seek long-term capital appreciation. Under normal market
Templeton Global Advisors Limited                                    conditions, the Fund invests primarily in the equity securities of companies located throughout the world, including emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                      0.90%                 To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo & Co. LLC                               conditions, the Fund invests at least 80% of its net assets in small and mid-cap companies and seeks to achieve its objective by outperforming its benchmark, the Russell 2500 Growth Index.
                                                                     The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 2500 Index, and in companies with total market capitalizations similar to those of companies with stocks in the Index.*
------------------------------------------------------------------------------------------------------------------------------------
Global Real Estate Fund                        1.06%                 To seek a combination of long-term capital appreciation and
Deutsche Investment Management                                       current income. Under normal market conditions, the Fund
Americas Inc.                                                        invests at least 80% of net assets (plus any borrowings for investment purposes) at the time of investment in equity
                                                                     securities of U.S. REITs, foreign entities with tax-transparent structures similar to REITs and U.S. and foreign real estate operating companies. Equity securities include common stock, preferred stock and securities convertible into common stock.
                                                                     The Fund will be invested in issuers located in at least three different countries, including the United States.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 23

------------------------------------------------------------------------------------------------------------------------------------
Health Sciences Fund                           1.15%                 To seek long-term capital appreciation. Under normal market
T. Rowe Price Associates, Inc.                                       conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the
                                                                     research, development, production, or distribution of products or services related to health care, medicine, or the life
                                                                     sciences.
------------------------------------------------------------------------------------------------------------------------------------
International Equity Index Fund                0.58%                 To seek the performance of a broad-based equity index of
SSgA Funds Management, Inc.                                          foreign companies, primarily in developed countries and, to a lesser extent, in emerging market countries. Under normal
                                                                     market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) at the time of investment in securities listed in the Morgan Stanley
                                                                     Capital International (MSCI(R)) All CountryWorld Excluding U.S.
                                                                     Index.*
------------------------------------------------------------------------------------------------------------------------------------
International Opportunities Fund               1.00%                 To seek long-term growth of capital. Under normal market
Marsico Capital Management, LLC                                      conditions, the Fund invests at least 65% of its total assets in common stocks of foreign companies that are selected for their long-term growth potential. The Fund invests in companies of any size throughout the world. The Fund invests in issuers from at least three different countries not including the U.S.
                                                                     The Fund invests in common stocks of companies operating in emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
International Small Cap Fund                   1.13%                 To seek long-term capital appreciation. Under normal market
Templeton Investment Counsel, LLC                                    conditions, the Fund will invest at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in securities issued by foreign companies including emerging markets that have total stock market capitalizations or annual revenues of
                                                                     $4 billion or less.
------------------------------------------------------------------------------------------------------------------------------------
International Small Company Fund               1.14%                 To seek long-term capital appreciation. Under normal market
Dimensional Fund Advisors Inc.                                       conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowing for investment purposes) in securities of small cap companies in the particular markets in which the Fund invests. The Fund will primarily invest its assets in equity securities of non-U.S. small companies of developed markets but may also invest in emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
International Value Fund                       0.96%                 To seek long-term growth of capital. Under normal market
Templeton Investment Counsel, Inc.                                   conditions, the Fund invests at least 65% of its total assets in equity securities of companies located outside the U.S., including in emerging markets.
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Fund                                 0.82%                 To seek to maximize total return, consisting of capital
UBS Global Asset Management                                          appreciation and current income. Under normal market
(Americas) Inc.                                                      conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in equity
                                                                     securities of U.S. large capitalization companies. The Fund defines large capitalization companies as those with a market capitalization range, at the time of investment, equal to that of the Fund's benchmark, the Russell 1000 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund                           0.88%                 To seek long-term growth of capital. Under normal market
BlackRock Investment Management, LLC                                 conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowing for investment purposes) in equity
                                                                     securities of large cap companies. The Fund will seek to
                                                                     achieve this objective by investing in a diversified portfolio of equity securities of large cap companies located in the U.S.
                                                                     The Fund will seek to outperform the Russell 1000 Value Index by investing in equity securities that the subadviser believes are selling at below normal valuations.*
------------------------------------------------------------------------------------------------------------------------------------
Managed Fund                                   0.79%                 To seek income and long-term capital appreciation. Under normal
Grantham, Mayo, Van Otterloo & Co. LLC                               market conditions, the Fund invests primarily in a diversified
and Declaration Management &                                         mix of: (a) common stocks of large capitalization U.S.
Research LLC                                                         companies; and (b) bonds with an overall intermediate term average maturity.
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Index Fund                             0.56%                 To seek to approximate the aggregate total return of a mid cap
MFC Global Investment Management                                     U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                                     conditions, the Fund invests at least 80% of it net assets
                                                                     (plus any borrowings for investment purposes) in (a) the common stocks that are included in the S&P 400 Index and (b)
                                                                     securities (which may or may not be included in the S&P 400
                                                                     Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*

24 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Intersection Fund                      0.94%                 To seek long-term growth of capital. Under normal market
Wellington Management Company, LLP                                   conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in equity
                                                                     securities of medium-sized companies with significant capital appreciation potential. For the purposes of the Fund,
                                                                     "medium-sized companies" are those with market capitalizations, at the time of investment, within the market capitalization range of companies represented in either the Russell Midcap
                                                                     Index or the S&P Mid- cap 400 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                             0.91%                 To seek long-term growth of capital. Under normal market
Wellington Management Company, LLP                                   conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in equity
                                                                     securities of medium-sized companies with significant capital appreciation potential. For the Fund, "medium-sized companies"
                                                                     are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell Midcap Index or the S&P Midcap 400 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Equity Fund                      0.97%                 To seek long-term growth of capital. Under normal market
RiverSource Investments, LLC                                         conditions, the Fund invests at least 80% of its net assets
                                                                     (including the amount of any borrowings for investment
                                                                     purposes) in equity securities of medium-sized companies.
                                                                     Medium-sized companies are those whose market capitalizations, at the time of investment, fall within the range of the Russell
                                                                     Midcap Value Index.*
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Value Fund                             0.92%                 To seek capital appreciation. Under normal market conditions,
Lord, Abbett & Co. LLC                                               the Fund invests at least 80% of its net assets (plus any
                                                                     borrowings for investment purposes) in mid- sized companies, with market capitalizations within the market capitalization range of companies in the Russell Midcap Index. The Fund
                                                                     invests 65% of its total assets in equity securities which it believes to be undervalued in the marketplace.*
------------------------------------------------------------------------------------------------------------------------------------
Natural Resources Fund                         1.07%                 To seek long-term total return. Under normal market conditions,
Wellington Management Company, LLP                                   the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity and
                                                                     equity-related securities of natural resource-related companies worldwide, including emerging markets. Natural resource-related companies include companies that own or develop energy, metals, forest products and other natural resources, or supply goods and services to such companies.
------------------------------------------------------------------------------------------------------------------------------------
Pacific Rim Fund                               1.00%                 To seek long-term growth of capital. Under normal market
MFC Global Investment Management                                     conditions, the Fund invests at least 80% of its net assets
(U.S.A.) Limited                                                     (plus any borrowings for investment purposes) in common stocks and equity-related securities of established,
                                                                     larger-capitalization non-U.S. companies located in the Pacific
                                                                     Rim region, including emerging markets, that have attractive long-term prospects for growth of capital. Current income from dividends and interest will not be an important consideration in the selection of Fund securities.
------------------------------------------------------------------------------------------------------------------------------------
Quantitative All Cap Fund                      1.39%                 To seek long-term growth of capital. Under normal market
MFC Global Investment Management                                     conditions, the Fund invests at least 65% of its total assets
(U.S.A.) Limited                                                     in equity securities of U.S. companies. The Fund will focus on equity securities of U.S. companies across the three market capitalization ranges of large, mid and small.
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Mid Cap Fund                      0.80%                 To seek long-term capital growth. Under normal market
MFC Global Investment Management                                     conditions, the Fund invests at least 80% of its net assets
(U.S.A.) Limited                                                     (plus any borrowings for investment purposes) in U.S. mid-cap stocks, convertible preferred stocks, convertible bonds and warrants. U.S. mid-cap stocks are defined by Morningstar. The
                                                                     Fund may also invest up to 20% of its assets in large-cap
                                                                     stocks, convertible preferred stocks, convertible bonds and warrants in an effort to reduce overall Fund volatility and increase performance.
------------------------------------------------------------------------------------------------------------------------------------
Quantitative Value Fund                        0.74%                 To seek long-term capital appreciation. Under normal market
MFC Global Investment Management                                     conditions, the Fund invests at least 65% of its total assets
(U.S.A.) Limited                                                     in large-cap U.S. securities with the potential for long-term growth of capital.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 25

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Equity Fund                        0.89%                 To seek long-term growth through a combination of capital
T. Rowe Price Associates, Inc.                                       appreciation and current income. Under normal market
                                                                     conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowing for investment purposes) in the equity securities of real estate companies. The definition of real estate companies is broad and includes those that derive at least 50% of revenues or profits from, or commit at least 50%
                                                                     of assets to, real estate activities.
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities Fund                    0.77%                 To seek to achieve a combination of long-term capital
Deutsche Investment Management                                       appreciation and current income. Under normal market
Americas, Inc.                                                       conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in equity
                                                                     securities of REITs and real estate companies. Equity
                                                                     securities include common stock, preferred stock and securities convertible into common stock.
------------------------------------------------------------------------------------------------------------------------------------
Science & Technology Fund                      1.15%                 To seek long-term growth of capital. Current income is
T. Rowe Price Associates, Inc. and RCM                               incidental to the Fund's objective. Under normal market
Capital Management LLC                                               conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowing for investment purposes) in the common stocks of companies expected to benefit from the development, advancement, and/or use of science and technology. For purposes of satisfying this requirement, common stock may include equity linked notes and derivatives relating to common stocks, such as options on equity linked notes.
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Fund                                 0.91%                 To seek maximum capital appreciation consistent with reasonable
Independence Investments LLC                                         risk to principal. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of small-cap
                                                                     companies whose market capitalizations, at the time of
                                                                     investment, do not exceed the greater of (a) $2 billion, (b)
                                                                     the market capitalization of the companies in the Russell 2000
                                                                     Index, and (c) the market capitalization of the companies in the S&P Small Cap 600 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                          1.17%                 To seek long-term capital appreciation. Under normal market
Wellington Management Company, LLP                                   conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, "small cap companies"
                                                                     are those with market capitalizations, at the time of
                                                                     investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the
                                                                     S&P Small Cap 600 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Index Fund                           0.56%                 To seek to approximate the aggregate total return of a small
MFC Global Investment Management                                     cap U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                                     conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Russell 2000 Index and (b)
                                                                     securities (which may or may not be included in the Russell
                                                                     2000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.*
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Opportunities Fund                   1.05%                 To seek long-term capital appreciation. Under normal market
Munder Capital Management                                            conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in equity
                                                                     securities of small-capitalization companies.
                                                                     Small-capitalization companies are those companies with market capitalizations, at the time of investment, within the range of the companies in the Russell 2000 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                           1.17%                 To seek long-term capital appreciation. Under normal market
Wellington Management Company, LLP                                   conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various
                                                                     measures and offer good prospects for capital appreciation. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not
                                                                     exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index or the S&P Small
                                                                     Cap 600 Index.*
------------------------------------------------------------------------------------------------------------------------------------
Small Company Fund                             1.29%                 To seek long-term capital growth. Under normal market
American Century Investment                                          conditions, the Fund invests at least 80% of its net assets
Management, Inc.                                                     (plus any borrowing for investment purposes) in stocks of U.S.
                                                                     companies that have market capitalizations, at the time of investment, not greater than that of the largest company in the
                                                                     S&P Small Cap 600 Index. *

26 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
Small Company Growth Fund                      1.16%                 To seek long-term growth of capital. Under normal market
AIM Capital Management, Inc.                                         conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowing for investment purposes) in securities of small-capitalization companies. The Fund considers a company to be a small-capitalization company if it has a market
                                                                     capitalization, at the time of investment, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month.*
------------------------------------------------------------------------------------------------------------------------------------
Small Company Value Fund                       1.07%                 To seek long-term growth of capital. Under normal market
T. Rowe Price Associates, Inc.                                       conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in companies with market capitalizations, at the time of investment, that do not exceed the maximum market capitalization of any security in the
                                                                     Russell 2000 Index. The Fund invests in small companies whose common stocks are believed to be undervalued.*
------------------------------------------------------------------------------------------------------------------------------------
Special Value Fund                             1.04%                 To seek long-term capital growth. Under normal market
ClearBridge Advisors, LLC                                            conditions, the Fund invests at least 80% of its net assets in common stocks and other equity securities of small
                                                                     capitalization U.S. companies. Small capitalized companies are defined as those whose market capitalizations at the time of investment are no greater than (a) $3 billion or (b) the
                                                                     highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater.*
------------------------------------------------------------------------------------------------------------------------------------
Total Stock Market Index Fund                  0.59%                 To seek to approximate the aggregate total return of a broad
MFC Global Investment Management                                     U.S. domestic equity market index. Under normal market
(U.S.A.) Limited                                                     conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowings for investment purposes) in (a) the common stocks that are included in the Dow Jones Wilshire 5000 Index and (b) securities (which may or may not be included in the Dow
                                                                     Jones Wilshire 5000 Index) that MFC Global (U.S.A.) believes as a group will behave in a manner similar to the index.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Global Leaders Growth Fund                0.74%                 To seek long-term growth of capital. Under normal market
Sustainable Growth Advisers, L.P.                                    conditions, the Fund invests least 80% of its net assets (plus any borrowing for investment purposes) in stocks of companies the subadviser regards, at the time of investment, as "U.S.
                                                                     Global Leaders." The Fund invests in common stocks of U.S.
                                                                     Global Leaders companies determined by the subadviser to have a high degree of predictability and above average sustainable long-term growth.
------------------------------------------------------------------------------------------------------------------------------------
U.S. Multi Sector Fund                         0.82%                 To seek long term capital appreciation. Under normal market
Grantham, Mayo, Van Otterloo & Co. LLC                               conditions, the Fund invests at least 80% of its net assets
                                                                     (plus any borrowing for investment purposes) in investments that are tied economically to the U.S. The Fund seeks to
                                                                     achieve its objective by outperforming its benchmark, the
                                                                     Russell 3000 Index. The Fund normally invests in securities in the Wilshire 5000 Equity Index, an independently maintained and published equity index, which measures the performance of all equity securities (with readily available price data) of
                                                                     issuers with headquarters in the U.S.*
------------------------------------------------------------------------------------------------------------------------------------
Utilities Fund                                 0.95%                 To seek capital growth and current income (income above that
Massachusetts Financial Services Company                             available from the Fund invested entirely in equity
                                                                     securities). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowing for
                                                                     investment purposes) in securities of companies in the
                                                                     utilities industry. Securities in the utilities industry may include equity and debt securities of domestic and foreign companies (including emerging markets).
------------------------------------------------------------------------------------------------------------------------------------
Value & Restructuring Fund                     0.92%                 To seek long-term capital appreciation. Under normal market
UST Advisers, Inc.                                                   conditions, the Fund invests at least 65% of its total assets in common stocks of U.S. and foreign companies whose share price, in the opinion of the subadviser, does not reflect the economic value of the company's assets, but where the
                                                                     subadviser believes restructuring efforts or industry
                                                                     consolidation will serve to highlight the true value of the company.

                                       INFORMATION ABOUT THE UNDERLYING FUNDS 27

------------------------------------------------------------------------------------------------------------------------------------
Value Fund                                     0.98%                 To seek an above-average total return over a market cycle of
Morgan Stanley Investment Management                                 three to five years, consistent with reasonable risk. Under
Inc. d/b/a Van Kampen                                                normal market conditions, the Fund invests in equity securities of companies with capitalizations, at the time of investment, similar to the market capitalization of companies in the
                                                                     Russell Midcap Value Index.*
------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                       0.90%                 To seek long-term capital growth. Under normal market
Grantham, Mayo, Van Otterloo & Co. LLC                               conditions, the Fund invests at least 80% of its assets in securities of small- and mid-cap companies and the Fund seeks to achieve its objective by outperforming its benchmark, the
                                                                     Russell 2500 Value Index. The Fund typically makes equity
                                                                     investments in U.S. companies that issue stock included in the
                                                                     Russell 2500 Index, and in companies with similar market
                                                                     capitalizations ("small- and mid-cap companies").*
------------------------------------------------------------------------------------------------------------------------------------
Vista Fund                                     1.02%                 To seek long-term capital growth. Under normal market
American Century Investment                                          conditions, the Fund invests in common stocks of companies that
Management, Inc.                                                     are medium-sized and smaller at the time of purchase, but the
                                                                     Fund may purchase other types of securities as well.

--------------------------------------------------------------------------------
Equity Funds -- John Hancock Funds III
--------------------------------------------------------------------------------

                                               Estimated
Fund and subadviser(s)                         expense ratio         Goal and principal strategy
----------------------------------------------------------------------------------------------------------------------------------
Active Value Fund                              0.90%                 To seek long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                               benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and value characteristics similar to those of companies with stocks in the Index.*
----------------------------------------------------------------------------------------------------------------------------------
Global Fund                                    1.17%                 To seek to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co. LLC                               its benchmark, the S&P/Citigroup Primary Market Index World
                                                                     Growth Index. The Fund typically invests in a diversified
                                                                     portfolio of equity investments from the world's developed markets.*
----------------------------------------------------------------------------------------------------------------------------------
Growth Fund                                    1.28%                 To seek long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                               benchmark, the Russell 1000 Growth Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*
----------------------------------------------------------------------------------------------------------------------------------
Growth Opportunities Fund                      1.56%                 To seek long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                               benchmark, the Russell 2500 Growth Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies ("small-cap companies").
                                                                     The Fund normally invests at least 80% of its assets in
                                                                     investments in small-cap companies.*
----------------------------------------------------------------------------------------------------------------------------------
International Core Fund                        1.35%                 To seek to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co. LLC                               its benchmark, the MSCI EAFE Index. The Fund normally invests
                                                                     80% of its assets in equity securities and typically invests in a diversified mix of equity investments from developed markets outside the U.S.*
----------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                      1.68%                 To seek to achieve high total return by seeking to outperform
Grantham, Mayo, Van Otterloo & Co. LLC                               its benchmark, the S&P/Citigroup Primary Market Index Europe,
                                                                     Pacific, Asia Composite Growth Style Index. The Fund typically invests in a diversified mix of equity investments from
                                                                     developed markets outside the U.S.*
----------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                           1.34%                 To seek long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                               benchmark, the Russell 1000 Value Index. The Fund typically makes equity investments in U.S. companies whose stocks are included in the Russell 1000 Index, or in companies with size and growth characteristics similar to those of companies with stocks in the Index.*
----------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                                 1.34%                 To seek to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co. LLC                               benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the
                                                                     U.S. and typically makes equity investments in larger
                                                                     capitalized U.S. companies to gain broad exposure to the U.S.
                                                                     equity market.*

28 INFORMATION ABOUT THE UNDERLYING FUNDS

------------------------------------------------------------------------------------------------------------------------------------
U.S. Quality Equity Fund                       0.85%                 To seek to achieve a high total return by outperforming its
Grantham, Mayo, Van Otterloo & Co. LLC                               benchmark, the S&P 500 Index. The Fund normally invests at least 80% of its assets in investments tied economically to the
                                                                     U.S. and typically makes equity investments in larger
                                                                     capitalized U.S. companies to gain broad exposure to the U.S.
                                                                     equity market. The Fund typically holds between 40 and 80
                                                                     stocks.*
------------------------------------------------------------------------------------------------------------------------------------
Value Opportunities Fund                       1.38%                 To seek long-term capital growth by seeking to outperform its
Grantham, Mayo, Van Otterloo & Co. LLC                               benchmark, the Russell 2500 Value Index. The Fund typically makes equity investments in companies whose stocks are included in the Russell 2500 Index, or in companies with total market capitalizations similar such companies ("small-cap companies").
                                                                     The Fund normally invests at least 80% of its assets in
                                                                     securities of small-cap companies.*

* Lehman-Brothers Aggregate Bond(R)" is a trademark of Lehman Brothers, Inc., "S&P 400(R)," "S&P 500(R)," "S&P/Citigroup Primary Market Index(R)," "S&P Mid Cap 400(R)" and "S&P Small Cap 600(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 1000 Value(R)," "Russell 1000 Growth(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 2500(R)," "Russell 2500 Value(R)," "Russell 2500 Growth(R)," "Russell 3000(R)," "Russell Midcap(R)," "Russell Midcap Growth(R)," "Russell 2000 Index(R)" and "Russell Midcap Value(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" and "Wilshire 5000 Equity Index(R)" are trademarks of Wilshire Associates. "MSCI All Country World ex-US Index" and "EAFE(R)" are trademarks of Morgan Stanley & Co. Incorporated. None of the index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in the Funds.


                                       INFORMATION ABOUT THE UNDERLYING FUNDS 29

--------------------------------------------------------------------------------
Portfolio details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure
The diagram below shows the basic business structure used by JHF II. The Board of Trustees of JHF II oversees its business activities and retains the services of the various firms that carry out the operations of the Portfolios.

The Trustees have the power to change the respective investment goal of each of the Portfolios without shareholder approval.

Management fees
JHF II pays the Adviser a fee for its services to each Portfolio. The fee is stated as an annual percentage of the current value of the aggregate assets of all the Portfolios (together with the assets of all the Lifestyle Trusts of John Hancock Trust ("JHT")) determined in accordance with the following schedule and that rate is applied to the assets of each Portfolio.

--------------------------------------------------------------------------------
Management fee schedule

                                                    Excess over
                             First $7.5 billion     $7.5 billion
Aggregate Assets of
Lifestyle Portfolios and
JHT Lifestyle Trusts         0.050%                 0.040%

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                           Advise current and prospective              |
            |     Distribution and     |-------- shareholders on their Portfolio investments,  -----|
            |   shareholder services   |         often in the context of an overall financial       |
                                                                       plan.                        |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |        Markets the Portfolios and distributes                  Handles shareholder services, including record-
            |      shares through selling brokers, financial                keeping and statements, distribution of dividends
            |    planners  and other financial representatives.                  and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                    |
--------------------------------     --------------------------------- |  ----------------------------------------             ---|
           Subadviser                       Investment adviser         |                   Custodian                              |
                                                                       |                                                          |
 MFC Global Investment Management         John Hancock Investment      |         State Street Bank & Trust Company                |
        (U.S.A.) Limited                 Management Services, LLC      |             2 Avenue de Lafayette                        |
      200 Bloor Street East                 601 Congress Street        |               Boston, MA 02111                   Asset   |
Tortanto, Ontario, Canada MAW 1ES  ---    Boston, MA 02210-2805        |                                               management |
                                                                       |     Holds the Portfolio's assets, settles                |
  Provides portfolio management           Manages the Portfolios'      |    all portfolio trades and collects most                |
          to the Portfolios.              business and investment      |       of the valuation data required for                 |
                                      |        activities.                         calculating the fund's NAV.                    |
--------------------------------     -------------------------------   |  ----------------------------------------             ---|
              |                                     |                  |                    |
              |                                     |                  |                    |
--------------------------------                    ----------------------------------------
      Subadviser consultant                                            |
                                                                       |
      Deutsche Investment                              -----------------------------------
    Management Americas, LLC                                       Trustees
       345 Park Avenure
    New York, New York 10036                            Oversee the Portfolio's activities.
                                                       -----------------------------------
   Provides asset allocation
  consulting services to the
         subadviser.
--------------------------------

30 PORTFOLIO DETAILS

--------------------------------------------------------------------------------
Business structure

Subadviser
MFC Global (U.S.A.) is the subadviser to each of the Portfolios. MFC Global (U.S.A.) provides investment advisory services to individual and institutional investors and is a wholly-owned subsidiary of MFC.

DeAM provides subadvisory consulting services to MFC Global (U.S.A.) in its management of the Portfolios. DeAM provides investment advisory services to retail and institutional clients. DeAM is a wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group.

The subadviser is compensated by the Adviser and not by any of the Portfolios. Similarly, DeAM is compensated by the subadviser and not by any of the Portfolios.

Pursuant to an order received from the SEC, the Adviser, subject to Board of Trustees' approval, is permitted to appoint a new subadviser for a Fund or Portfolio, or change the terms of a subadvisory agreement without obtaining shareholder approval. As a result, JHF II is able from time to time to change Portfolio and Fund subadvisers or the fees paid to subadvisers without the expense and delays associated with holding a shareholders' meeting. The SEC order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHF II (other than by reason of serving as a subadviser) or change the subadvisory fee of an affiliated subadviser without shareholder approval.

Portfolio manager
Steve Orlich has been the portfolio manager for each Portfolio since inception. He joined MFC Global (U.S.A.) in 1998 and is Vice President and Senior Portfolio Manager, Asset Allocation.

Appendix C of the SAI includes information about the portfolio manager, including information about his compensation, accounts he manages other than the Portfolios and his ownership of Portfolio shares, if any.

Advisory and subadvisory contracts
A discussion regarding the basis for the Board of Trustees' approval of the investment advisory and subadvisory contracts of the Portfolios is available in the Portfolios' annual report to shareholders for the period ended August 31, 2006.

                                                            PORTFOLIO DETAILS 31

--------------------------------------------------------------------------------
Financial highlights
The financial highlights table below for each Portfolio is intended to help investors understand the financial performance of the Portfolio for the past five years (or since inception in the case of a Portfolio in operation for less than five years). The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Portfolio (assuming reinvestment of all dividends and distributions).

The financial statements of the Portfolios as of December 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the Portfolios' financial statements, in the Portfolios' annual reports, which have been incorporated by reference into the SAI and are available upon request.


--------------------------------------------------------------------------------
Lifestyle Growth Portfolio                                   PERIOD ENDED
--------------------------------------------------------------------------------
CLASS 5 SHARES                                         8-31-06(a)      12-31-06(b)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $14.40           $14.62
--------------------------------------------------------------------------------
Net investment gain (loss)(h,v)                             --(j)          0.24
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments           0.22             0.97
--------------------------------------------------------------------------------
Total from investment operations                          0.22             1.21
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
   From net investment income                               --            (0.48)
--------------------------------------------------------------------------------
   From net realized gain                                   --            (0.36)
--------------------------------------------------------------------------------
   From capital paid-in                                     --            (0.33)
--------------------------------------------------------------------------------
                                                            --            (1.17)
--------------------------------------------------------------------------------
Net asset value, end of period                          $14.62           $14.66
--------------------------------------------------------------------------------
Total return(k,m) (%)                                     1.53             8.24
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions                      $3              $15
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q,r) (%)      0.06             0.06
--------------------------------------------------------------------------------
Ratio of net investment loss to average
   net assets(r,v) (%)                                   (0.02)            4.68
--------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                   26                4
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Lifestyle Balanced Portfolio                                 PERIOD ENDED
--------------------------------------------------------------------------------
CLASS 5 SHARES                                         8-31-06(a)      12-31-06(b)
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $14.17           $14.35
--------------------------------------------------------------------------------
Net investment gain (loss)(h,v)                             --(j)          0.33
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments           0.31             0.74
--------------------------------------------------------------------------------
Total from investment operations                          0.31             1.07
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
   From net investment income                            (0.13)           (0.45)
--------------------------------------------------------------------------------
   From net realized gain                                   --            (0.27)
--------------------------------------------------------------------------------
   From capital paid-in                                     --            (0.38)
--------------------------------------------------------------------------------
                                                         (0.13)           (1.10)
--------------------------------------------------------------------------------
Net asset value, end of period                          $14.35           $14.32
--------------------------------------------------------------------------------
Total return(k,m) (%)                                     2.23             7.42
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $1               $7
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q,r) (%)      0.01             0.06
--------------------------------------------------------------------------------
Ratio of net investment gain (loss) to average
   net assets(r,v) (%)                                   (0.01)            6.63
--------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                   23                3
--------------------------------------------------------------------------------

(a)  Class 5 shares began operation on 7-3-06.

(b)  Effective 1-18-07, the fiscal year-end changed from August 31 to December
     31.

(h)  Based on the average of the shares outstanding.

(k) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(m)  Not annualized.

(q) Does not include expenses of the investment companies in which the Portfolio invests.

(r)  Annualized.

(v) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.


32 PORTFOLIO DETAILS

Lifestyle Moderate Portfolio                                  PERIOD ENDED
--------------------------------------------------------------------------------
CLASS 5 SHARES                                         8-31-06(a)      12-31-06(b)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                    $13.48           $13.62
--------------------------------------------------------------------------------
Net investment gain (loss)(h,v)                             --(j)          0.34
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments           0.30             0.47
--------------------------------------------------------------------------------
Total from investment operations                          0.30             0.81
--------------------------------------------------------------------------------
Less distributions
--------------------------------------------------------------------------------
   From net investment income                            (0.16)           (0.38)
--------------------------------------------------------------------------------
   From net realized gain                                   --            (0.21)
--------------------------------------------------------------------------------
   From capital paid-in                                     --            (0.35)
--------------------------------------------------------------------------------
                                                         (0.16)           (0.94)
--------------------------------------------------------------------------------
Net asset value, end of period                          $13.62           $13.49
--------------------------------------------------------------------------------
Total return(k,m) (%)                                     2.27             5.93
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                     $1               $3
--------------------------------------------------------------------------------
Ratio of net expenses to average net assets(q,r) (%)      0.01             0.06
--------------------------------------------------------------------------------
Ratio of net investment gain (loss) to average
   net assets(r,v) (%)                                   (0.01)            7.21
--------------------------------------------------------------------------------
Portfolio turnover(m) (%)                                   24                1
--------------------------------------------------------------------------------

(a)  Class 5 shares began operation on 7-3-06.

(b)  Effective 1-18-07, the fiscal year-end changed from August 31 to December
     31.

(h)  Based on the average of the shares outstanding.

(k) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(m)  Not annualized.

(q) Does not include expenses of the investment companies in which the Portfolio invests.

(r)  Annualized.

(v) Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.


                                                            PORTFOLIO DETAILS 33

For more information

Two documents are available that offer further information on the Portfolios:

Annual/Semi-Annual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance during the last fiscal year, as well as the auditors' report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the Portfolios. The Portfolios' SAI includes a summary of the JHF II's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The Portfolios' current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this prospectus.


(C)2007 JOHN HANCOCK FUNDS, LLC LS5PN 5/07


To request a free copy of the current prospectus annual/semi-annual report on the SAI and of JHF II, please contact Signature Services:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-21779


[LOGO] John Hancock(R)
----------------------
 the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Now available: electronic delivery
www.jhfunds.com/edelivery

                              JOHN HANCOCK FUNDS II

                       Statement of Additional Information
                                   May 1, 2007

Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio

This Statement of Additional Information ("SAI") provides information about the series of John Hancock Funds II ("JHF II"). JHF II consists of funds of funds, which are the Absolute Return Portfolio, the Lifecycle Portfolios and the Lifestyle Portfolios (each referred to as a "Portfolio"). Each of the Portfolios is a "fund of funds," which invests in a number of other affiliated underlying funds of JHF II and may also invest in other funds for which the JHF II's investment adviser or any of its affiliates serves as investment adviser (each referred to as a "Fund"). The Portfolios may also invest in funds where the adviser is not the same as, or affiliated with, JHF II's investment adviser ("Nonaffiliated Underlying Funds") (Collectively, affiliated underlying Funds and Nonaffiliated Underlying Funds are referred to as "Underlying Funds"). The information in this SAI is in addition to the information that is contained in the Portfolios' prospectuses dated May 1, 2007. Each of the Portfolios is a separate series of JHF II.

This SAI is not a prospectus. It should be read in conjunction with the prospectuses for JHF II. Copies of JHF II's prospectuses (collectively, the "Prospectus") can be obtained free of charge by contacting:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(800)-225-5291
                                 www.jhfunds.com

                                TABLE OF CONTENTS

ORGANIZATION OF JOHN HANCOCK FUNDS II..........................................3
INVESTMENT POLICIES............................................................3
RISK FACTORS..................................................................21
HEDGING AND OTHER STRATEGIC TRANSACTIONS......................................30
INVESTMENT RESTRICTIONS.......................................................41
PORTFOLIO TURNOVER............................................................42
THOSE RESPONSIBLE FOR MANAGEMENT..............................................43
SHAREHOLDERS OF THE PORTFOLIOS................................................48
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES.........................55
DISTRIBUTION AGREEMENTS.......................................................59
SALES COMPENSATION............................................................62
NET ASSET VALUE...............................................................66
ELIGIBLE INVESTORS FOR CLASS R, R1, R2, R3, R4, R5, 5, 1 AND CLASS NAV SHARES.72
SPECIAL REDEMPTIONS...........................................................73
ADDITIONAL SERVICES AND PROGRAMS..............................................73
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES...............................75
DESCRIPTION OF FUND SHARES....................................................75
ADDITIONAL INFORMATION CONCERNING TAXES.......................................76
PORTFOLIO BROKERAGE...........................................................79
TRANSFER AGENT SERVICES.......................................................80
LEGAL AND REGULATORY MATTERS..................................................81
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................81
REPORTS TO SHAREHOLDERS.......................................................81
CUSTODY OF PORTFOLIO SECURITIES...............................................81
CODES OF ETHICS...............................................................81
APPENDIX A - DEBT SECURITY RATINGS...........................................A-1
APPENDIX B - POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS...............B-1
APPENDIX C - PORTFOLIO MANAGER INFORMATION...................................C-1
APPENDIX D - PROXY VOTING POLICIES AND PROCEDURES............................D-1

ORGANIZATION OF JOHN HANCOCK FUNDS II

JHF II was organized on June 28, 2005 as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Each of the Portfolios is a series of JHF II.

John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHF II and each of the Portfolios. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$414 billion (US$355 billion) as of December 31, 2006.

MFC trades as `MFC' on the Toronto Stock Exchange, New York Stock Exchange and Philippine Stock Exchange, and under `0945' on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.

INVESTMENT POLICIES

The principal strategies and risks of investing in each Fund and Portfolio are described in the applicable Prospectus. Unless otherwise indicated in the applicable Prospectus or SAI, the investment objective and policies of the Funds and Portfolios may be changed without shareholder approval. Each Fund and Portfolio may invest in the types of instruments described below, unless otherwise indicated in the applicable Prospectus or SAI.

Money Market Instruments

Money market instruments (and other securities as noted under each Fund description) may be purchased for temporary defensive purposes. Certain Underlying Funds may also invest in money market instruments when opportunities for capital growth do not appear attractive.

U.S. Government And Government Agency Obligations

U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.

GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (the "GNMA"), which guarantee is supported by the full faith and credit of the U.S. government.

U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:
-Student Loan Marketing Association;
-Federal Home Loan Banks;
-Federal Intermediate Credit Banks; and
-Federal National Mortgage Association.

U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.

Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate Credit Banks. Others, such as those issued by the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac") are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.

No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, "U.S. Government securities" refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.

Municipal Obligations

Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from Federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service ("Fitch") represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix A for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Canadian and Provincial Government and Crown Agency Obligations

Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.

Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown Agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:
-Export Development Corporation;
-Farm Credit Corporation;
-Federal Business Development Bank; and
-Canada Post Corporation.

In addition, certain Crown Agencies that are not, by law, agents of Her Majesty may issue obligations that, by statute, the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies that are not, by law, agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies that are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.

Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency ("Provincial Crown Agencies") pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies that are not, by law, agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies that are not agents of Her Majesty and that it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a: -provincial railway corporation; -provincial hydroelectric or power commission or authority; -provincial municipal financing corporation or agency; and -provincial telephone commission or authority.

Any Canadian obligation acquired will be payable in U.S. dollars.

Certificates Of Deposit, Time Deposits And Bankers' Acceptances

Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.

Bankers' Acceptances. Bankers' acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are "accepted" when a bank guarantees their payment at maturity.

These obligations are not insured by the Federal Deposit Insurance Corporation.

Commercial Paper

Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.

Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., "lending") fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.

A subadviser will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated "Aaa" or "Aa" by Moody's or "AAA" or "AA" by S&P and which the applicable subadviser has determined present minimal risk of loss. A subadviser will look generally at the financial strength of the issuing company as "backing" for the note and not to any security interest or supplemental source, such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value ("NAV") is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.

Corporate Obligations

Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.

Repurchase Agreements

Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.

Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.

A subadviser shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadviser's quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:

-Federal Reserve System member bank;
-primary government securities dealer reporting to the Federal Reserve Bank of
 New York's Market Reports Division; or
-broker/dealer, which reports U.S. Government securities positions to the Federal Reserve Board.

A Fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements.

The Adviser and the subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.

The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation's market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.

Foreign Repurchase Agreements

Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.


OTHER INSTRUMENTS

The  following   discussion  provides  an  explanation  of  some  of  the  other instruments in which certain Underlying Funds (as indicated) may directly invest consistent with their investment objectives and policies.

Warrants

Warrants may trade independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund's NAV per share. A fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.

Investments in Creditors' Claims

Creditors' claims in bankruptcy ("Creditors' Claims") are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors' Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.

Sellers of Creditors' Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor's Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.

Creditors' Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors' Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors' Claims, such as the High Income Fund, may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors' Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.

Although Creditors' Claims can be sold to other investors, the market for Creditors' Claims is not liquid and, as a result, a purchaser of a Creditors' Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors' Claim, especially in the case of unsecured claims.

Mortgage Securities

Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund that invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.

In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.

Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or "margin" to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
-one-year, three-year and five-year constant maturity Treasury Bill rates; -three-month or six-month Treasury Bill rates;
-11th District Federal Home Loan Bank Cost of Funds;
-National Median Cost of Funds; or
-one-month, three-month, six-month or one-year London Interbank Offered Rate
 ("LIBOR") and other market rates.

During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or "cap rates" for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund's NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.

Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
-mortgage bankers;
-commercial banks;
-investment banks;
-savings and loan associations; and
-special purpose subsidiaries of the foregoing.

Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Federal Home Loan Mortgage Corporation, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see "Types of Credit Support" below. A fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.

Collateralized Mortgage Obligations ("CMOs"). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a "tranche," may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile.

CMOs purchased by a Fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

Separate Trading of Registered Interest and Principal of Securities ("STRIPS"). Separately traded interest components of securities may be issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.

Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund's net assets. See "Other Investments - Illiquid Securities."

Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or "IO" class), while the other class will receive all of the principal (the principal only or "PO" class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.

As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and SAI, is expected to contribute to a fund's relatively stable NAV.

Similar securities such as Super Principal Only ("SPO") and Levered Interest Only ("LIO") are more volatile than POs and IOs. Risks associated with instruments such as SPOs are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOettes (a.k.a. "high coupon bonds") are similar in nature to those associated with IOs. Other similar instruments may develop in the future.

Under the Internal Revenue Code of 1986, as amended (the "Code"), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.

Inverse Floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a fund's net assets. See "Other Investments - Illiquid Securities."

Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.

Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under "Asset-Backed Securities."

Asset-Backed Securities

The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.

Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund's ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody's.

As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see "Types of Credit Support" below. A Fund or Portfolio investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under "Additional Investment Policies."

Types of Credit Support. To lessen the impact of an obligor's failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
-liquidity protection; and
-default protection.

Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Some examples of credit support include:
-"senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);
-creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and
-"over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).

The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.

The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") include collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust, which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in the SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) CDOs may be subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Zero Coupon Securities, Deferred Interest Bonds And Pay-In-Kind Bonds

Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.

Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.

Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under "Additional Investment Policies."

Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for Federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.


Loans And Other Direct Debt Instruments

Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.

High Yield (High Risk) Domestic Corporate Debt Securities

High yield U.S. corporate debt securities include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. Bonds may have variable rates of interest or debt securities, which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return. These equity warrants are based on the borrower's attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).

The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.

Brady Bonds

Brady Bonds are debt securities issued under the framework of the "Brady Plan," an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, investments in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan are available.

Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
-the exchange of outstanding commercial bank debt for bonds issued at 100% of face value, which carry a below-market stated rate of interest (generally known as par bonds);
-bonds issued at a discount from face value (generally known as discount bonds); -bonds bearing an interest rate which increases over time; and -bonds issued in exchange for the advancement of new money by existing lenders.

Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, a fund investing in Brady Bonds will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.

Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the "IMF"), the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.

A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a fund invest are likely to be acquired at a discount.

Sovereign Debt Obligations

Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.

Indexed Securities

Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Hybrid Instruments

Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument ("Hybrid Instruments").

Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
-prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, "underlying assets"); or
-an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, "Benchmarks").

Hybrid Instruments may take a variety of forms, including, but not limited to:
-debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;
-preferred stock with dividend rates determined by reference to the value of a currency; or
-convertible securities with the conversion terms related to a particular commodity.

Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.

One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.

The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.

Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See "Hedging and Other Strategic Transactions" for a description of certain risks associated with investments in futures, options, and forward contracts.

Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.

Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if "leverage" is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.

Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often "customized" to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter ("OTC") market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor, which the fund would have to consider and monitor.

Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission ("CFTC"), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission ("SEC"), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

The  various  risks   discussed   above  with  respect  to  Hybrid   Instruments
particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.

ADRs, EDRs, GDRs and IDRs

Securities of foreign issuers may include American Depository Receipts, European Depositary Receipts, Global Depositary Receipts, and International Depositary Receipts ("ADRs," "EDRs," "GDRs," and "IDRs," respectively). Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.

ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An
investment  in  ADRs  involves  risks   associated  with  investing  in  foreign
securities.

Securities of foreign issuers also include EDRs, GDRs, and IDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, and IDRs are not necessarily quoted in the same currency as the underlying security.

Variable And Floating Rate Obligations

Investments in floating or variable rate securities normally will involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank. In addition, a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation's next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date, which may range up to thirty years from the date of issuance.

Exchange Traded Funds ("ETFs")

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees which increase their costs.


ADDITIONAL INVESTMENT POLICIES

The following provides a more detailed explanation of some investment policies.

Lending Securities

A Fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such Fund's total assets. This lending limitation is a fundamental restriction, which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.

Securities will be loaned only under the following conditions:
(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned, and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;
(2) the loan must be made in accordance with New York Stock Exchange ("NYSE") rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and
(3) a fund making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.

As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

When-Issued Securities/Forward Commitments

In order to help ensure the availability of suitable securities, a fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to a fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percent of a fund's total assets that may be committed to such transactions.

Under normal circumstances, a fund purchasing securities on a when-issued or forward commitment basis will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund's ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.

Mortgage Dollar Rolls

Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into "covered rolls." A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction or for which a fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund's NAV per share.

Illiquid Securities

Investment in securities that are not readily marketable ("Illiquid Securities") involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Illiquid securities may include, but are not limited to: (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) time deposits maturing in more than seven calendar days; and (d) securities of new and early stage companies whose securities are not publicly traded.

Rule 144A Securities are excluded from the limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933, as amended ("1933 Act") or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitation on illiquid securities. The subadvisers decide, subject to the Trustees' oversight, whether securities sold pursuant to Rule 144A are readily marketable for purposes of a fund's investment restriction. The subadvisers will also monitor the liquidity of Rule 144A securities held by the funds for which they are responsible. To the extent that Rule 144A securities held by a fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of a fund could be adversely affected.

Section 4(2) Commercial Paper is excluded from the limitation on Illiquid Securities. The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under Federal securities law, and is generally sold to institutional investors, such as the Money Market Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Money Market Fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Fund's subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity. The Money Market Fund intends, therefore, to treat
Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Fund's subadviser will monitor the liquidity of Section 4(2) commercial paper held by the Money Market Fund, subject to the Trustees' oversight.

Short Sales

A fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale "against-the-box").

A fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a "short sale"). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. A fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, a fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until a fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a fund replaced the borrowed security. A fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund or Portfolio may be required to pay in connection with a short sale.

Investment In Other Investment Companies

A fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by Federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian and the subadviser.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies' portfolio securities when traded OTC or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.

The extent to which a fund can invest in securities of other investment companies is limited by Federal securities laws.

Loan Participations And Assignments

Loan participations are loans or other direct debt instruments, which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

Index-Related Securities ("Equity Equivalents")

Certain types of securities enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or S&P's Depository Receipts (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities compromising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities compromising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund's assets across a broad range of securities.

To the extent a fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a fund's investments in such investment companies are subject to limitations under the 1940 Act and market availability.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a fund.

Fixed Income Securities

Investment grade bonds are rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization ("NRSRO"), such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P's Division of The McGraw Hill Companies, Inc. ("S&P"). Obligations rated in the lowest of the top four rating categories (such as Baa by Moody's or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase. In addition, it is possible that Moody's, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a Fund, although the subadviser will consider these events in determining whether it should continue to hold the securities.

Market Capitalization Weighted Approach

Market capitalization weighting is used to determine individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer's relative market capitalization. Market capitalization weighting will be adjusted by the subadviser, for a variety of factors. A fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.

Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management); (ii) treasury shares; or
(iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of a Fund's assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadviser will prepare a list of companies whose stock is eligible for investment by the fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of a fund change in value sufficiently to be excluded from the requirement for eligible securities but not by a sufficient amount to warrant their sale.

Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the subadviser may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of countries will likely vary from their weighting in published international indices.

RISK FACTORS

The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. As described in the Prospectuses, by owning shares of the Underlying Funds, each Portfolio indirectly invests in the securities and instruments held by the Underlying Funds and bears the same risks as those in which it invests. To the extent a Portfolio invests in securities or instruments directly, the Portfolio will be subject to the same risks.

Non-Diversified

Certain  of  the   Underlying   Funds  in  which  the   Portfolios   invest  are
non-diversified.

Definition of Non-Diversified. Any fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by a fund's own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.

Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

Equity Securities

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-Income Securities

Fixed-income  securities are generally  subject to two principal types of risks:
(a) interest rate risk; and (b) credit quality risk.

Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.

Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund's investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.

Investment Grade Fixed-Income Securities In The Lowest Rating Category

Investment grade fixed-income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower Rated Fixed-Income Securities

Lower rated fixed-income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by S&P). The principal risks of investing in these securities are as follows:

Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market's perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on Subadviser's Own Credit Analysis. While a subadviser to a fund may rely on ratings by established credit rating agencies, it may also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed-income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.

Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional   Risks  Regarding  Lower  Rated  Foreign   Government   Fixed-income
Securities. Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under "Foreign Securities." In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Small and Medium Size Companies

Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group.

Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

Foreign Securities

Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and a fund could still lose money.

Political and Economic  Conditions.  Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund's investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.

Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

Investment Company Securities

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies' portfolio securities.

Fund of Funds Risk Factors

Each Portfolio is a fund of funds and may invest in shares of the Underlying Funds. The following discussion provides information on the risks of investing in a Portfolio.

As permitted by Section 12 of the 1940 Act, the Portfolios invest in Underlying Funds and may reallocate or rebalance assets among the Underlying Funds.

From time to time, one or more of the Funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a Portfolio ("Rebalancings"), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited ("MFC Global U.S.A."). Shareholders should note that Rebalancings may affect the Funds. The Funds, subject to redemptions by a Portfolio, may find it necessary to sell securities; and the Funds that receive additional cash from a Portfolio will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when a Portfolio owns, redeems, or invests in, a substantial portion of a Fund. Rebalancings could affect the Funds, which could adversely affect their performance and, therefore, the performance of the Portfolios.

Both the Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Funds and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of each Portfolio. However, there is no guarantee that the Adviser and MFC Global U.S.A. will be successful in doing so.

Possible Adverse Effects of Rebalancings on the Funds:
1. The Funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.
2. Rebalancings may increase brokerage and/or other transaction costs of the Funds.
3. When a Portfolio owns a substantial portion of a Fund, a large redemption by the Portfolio could cause that Fund's expenses to increase and could result in its portfolio becoming too small to be economically viable.
4. Rebalancings could accelerate the realization of taxable capital gains in the Funds subject to large redemptions if sales of securities results in capital gains.

Both the Portfolios and the Funds are managed by the Adviser. MFC Global U.S.A., which is an affiliate of the Adviser, is the subadviser to each Portfolio and to certain of the Funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Portfolios and the Funds, and MFC Global U.S.A. has the responsibility to manage both the Portfolios and certain of the Funds. The Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Funds and attempt to minimize any adverse effect of the Rebalancings on the Funds, consistent with pursuing the investment objective of each Portfolio.

With respect to Rebalancings, shareholders should also note that MFC Global U.S.A., as the subadviser to both the Portfolios and certain of the Funds, may appear to have incentive to allocate more Portfolio assets to those Funds that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all Funds although the Adviser's ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global U.S.A. The Adviser will monitor MFC Global U.S.A.'s allocation of Portfolio assets to the Funds to attempt to ensure that assets are not allocated to other MFC Global U.S.A. subadvised portfolios unless it is in the best interest of the Portfolio to do so. In addition, prior to appointing MFC Global U.S.A. as subadviser to a Fund, the Board of Trustees will consider the affiliation between the Adviser and MFC Global U.S.A. as one of its factors in approving such appointment.

Stripped Securities

Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Mortgage-Backed and Asset-Backed Securities

Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of a fund.

Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund's mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to a fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations ("CMOs"). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Securities Linked to the Real Estate Market

Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:
-declines in the value of real estate;
-risks related to general and local economic conditions;
-possible lack of availability of mortgage funds;
-overbuilding;
-extended vacancies of properties;
-increased competition;
-increases in property taxes and operating expenses;
-change in zoning laws;
-losses due to costs resulting from the clean-up of environmental problems; -liability to third parties for damages resulting from environmental problems; -casualty or condemnation losses;
-limitations on rents;
-changes in neighborhood values and the appeal of properties to tenants; and -changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a fund's shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.

Securities of companies in the real estate industry include real estate investment trusts ("REITs"), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies" for a discussion of the risks associated with investments in these companies.

Industry or Sector Investing

When a fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.

Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

Banking. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both Federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation;
technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

Initial Public Offerings ("IPOs")

IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund's performance likely will decrease as the fund's asset size increases, which could reduce the fund's returns. IPOs may not be consistently available to a fund for investing, particularly as the fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

U.S. Government Securities

U.S. government securities are issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include those issued by Fannie Mae, the FHLBs and the Freddie Mac.

High Yield (High Risk) Securities

General. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.

Interest Rate Risk. To the extent a fund invests primarily in fixed-income securities, the NAV of the fund's shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.

Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.

These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadviser to value its investments.

Less liquid secondary markets may also affect a fund's ability to sell securities at their fair value. Certain Funds may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund's assets invested in illiquid securities may increase.

Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.

In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.

Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose a fund to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:
-the obligor's balance of payments, including export performance;
-the obligor's access to international credits and investments;
-fluctuations in interest rates; and
-the extent of the obligor's foreign reserves.

Obligor's Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.

Obligor's  Access  to  International  Credits  and  Investments.  If  a  foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties' lending commitments, thereby further impairing the obligor's ability or willingness to service its debts on time.

Obligor's Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates, which are adjusted based upon international interest rates.

Obligor's Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, a fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

Sovereign obligors in developing and emerging countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:
-reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and
-obtaining new credit to finance interest payments.

Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Securities in the Lowest Rating Categories. Certain debt securities in which a fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody's or S&P. These securities are rated Caa or lower by Moody's or CCC or lower by S&P. These securities are considered to have the following characteristics:
-extremely poor prospects of ever attaining any real investment standing; -current identifiable vulnerability to default;
-unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;
-are speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or
-are default or not current in the payment of interest or principal.

Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund's shares.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by a fund, consistent with their investment objectives and policies, are described below:
-exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments; -financial futures contracts (including stock index futures);
-interest rate transactions*;
-currency transactions**;
-swaps (including interest rate, index, equity, credit default swaps and currency swaps); and
-structured notes, including hybrid or "index" securities.

* A fund's interest rate transactions may take the form of swaps, caps, floors and collars.
** A fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:
-to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations;
-to protect a fund's unrealized gains in the value of its securities;
-to facilitate the sale of a fund's securities for investment purposes;
-to manage the effective maturity or duration of a fund's securities;
-to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or -to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

General Characteristics of Options

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under "Use of Segregated and Other Special Accounts."

Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price.

If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.

Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund's purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund's income. Similarly, the sale of put options can also provide fund gains.

Covering of Options. All call options sold by a fund must be "covered" (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).

Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.

Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example but is also applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under "Eurodollar Instruments") are cash settled for the net amount, if any, by which the option is "in-the-money" at the time the option is exercised. "In-the-money" means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

-insufficient trading interest in certain options;
-restrictions on transactions imposed by an exchange;
-trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;
-interruption of the normal operations of the OCC or an exchange;
-inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or
-a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

OTC Options. OCT options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the SEC's staff, OTC options purchased by a fund and the amount of the fund's obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

Types of Options That May Be Purchased. A Fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.

A Fund reserves the right to invest in options on instruments and indices, which may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.

General Characteristics of Futures Contracts and Options on Futures Contracts

A Fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:
-as a hedge against anticipated interest rate, currency or market changes;
-for duration management;
-for risk management purposes; and
-to gain exposure to a securities market.

Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.

With respect to futures contracts that are not legally required to "cash settle," a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to "cash settle", such as Eurodollar, UK 90 day and Euribor futures; however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund's daily marked to market
(net) obligation, if any, (in other words, the fund's daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, a fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.

Use Will Be Consistent with Applicable Regulatory Requirements. A fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.

Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.

Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund's securities.

Stock Index Futures

Definition. A stock index futures contract (an "Index Future") is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.

Uses of Index Futures. Below are some examples of how Index Futures may be used:
-In connection with a fund's investment in common stocks, a fund may invest in Index Futures while the subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.
-A fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund's pending investment in such stocks when they do become available.
-Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security), which may result from increases or decreases in positions already held by a fund.
-A fund may also invest in Index Futures in order to hedge its equity positions.

Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the funds will act as a "commodity pool" (i.e., a pooled investment vehicle, which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).

Options on Securities Indices and Other Financial Indices ("Options on Financial Indices")

Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement. By purchasing or selling Options on Financial Indices, a fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.

Yield Curve Options

A fund may also enter into options on the "spread," or yield differential, between two fixed income securities, in transactions referred to as "yield curve" options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.

Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be "covered." A call (or put) option is covered if a fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund's net liability under the two options. Therefore, a fund's liability for such a covered option is generally limited to the difference between the amounts of the fund's liability under the option written by the fund less the value of the option held by it. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.

Currency Transactions

A fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:
-forward currency contracts;
-exchange-listed currency futures contracts and options thereon;
-exchange-listed and OTC options on currencies; and -currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under "Swap Agreements and Options on Swap Agreements". A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.

A fund's dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.

A fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inceptions of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

When a fund enters into a non-deliverable forward transaction, its custodian will place segregated assets in a segregated account of the fund in an amount not less than the value of the fund's total assets committed to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the fund's commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund's commitments under the non-deliverable forward agreement.

Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.

In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund's investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.

Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the portfolio's securities or the receipt of income from them.

Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.

Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.

Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund's holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund's securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund's securities denominated in linked currencies.

Risk of Currency Transactions. Currency transactions are subject to risks different from other Fund transactions, as discussed below under "Risk Factors." If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under "Use of Segregated and Other Special Accounts."

Combined Transactions

Multiple transactions include multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund's objective.

Swap Agreements and Options on Swap Agreements

Among the hedging and other strategic transactions into which a fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.

To obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible are reasons to enter into a swap transaction.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities or commodities representing a particular index. A "quanto" or "differential" swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a fund's investment objectives and general investment polices, a fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a "floating" rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.

A swap agreement ("Swap Option") is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund may also write (sell) and purchase put and call Swap Options.

Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a "net basis". Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or "earmarking" of liquid assets, to avoid any potential leveraging of a fund's portfolio. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a fund's investment restriction concerning senior securities. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the fund's total assets.

The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a fund. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or "earmark" cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund's exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or "earmark" cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or "earmarking" will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund's portfolio. Such segregation or "earmarking" will not limit the fund's exposure to loss.

Whether a fund's use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a fund's limitation on investments in illiquid securities.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the fund investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the fund investment. This could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.

Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act ("CEA") and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.

To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which includes the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

Eurodollar Instruments

Investments in Eurodollar instruments are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risk of Hedging and Other Strategic Transactions

Hedging and Other Strategic Transactions have special risks associated with them, including: -possible default by the counterparty to the transaction; -markets for the securities used in these transactions could be illiquid; and -to the extent the subadviser's assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the Fund.

Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a fund's NAV, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.

Options and Futures Transactions. Options transactions are subject to the following additional risks:
-option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option); and -options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Futures transactions are subject to the following additional risks:
-The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund's position.
-Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.

Although a fund's use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.

Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
-Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.
-Proxy hedging involves determining the correlation between various currencies. If the subadviser's determination of this correlation is incorrect, a fund's losses could be greater than if the proxy hedging were not used.
-Foreign  government  exchange  controls and  restrictions  on  repatriation  of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.

Risks of Hedging and Other Strategic Transactions Outside the United States

When  conducted   outside  the  United  States,   hedging  and  other  strategic
transactions will not only be subject to the risks described above but could also be adversely affected by:

-foreign governmental actions affecting foreign securities, currencies or other instruments;
-less stringent regulation of these transactions in many countries as compared to the United States;
-the lack of clearing mechanisms and related guarantees in some countries for these transactions;
-more limited availability of data on which to make trading decisions than in the United States;
-delays in a fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States;
-the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and -lower trading volume and liquidity.

Use of Segregated and Other Special Accounts

Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent the fund's obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency.

In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or liquid high grade debt obligations at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.

Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.

Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.

OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund's obligations or to segregate cash or other liquid assets equal to the amount of the fund's obligations.

Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.

Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.

Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund's net obligation, if any.

Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Other Limitations

No Fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a Fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.

For purposes of this limitation, to the extent a Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

INVESTMENT RESTRICTIONS

There are two classes of investment restrictions to which JHF II is subject in implementing the investment policies of the Portfolios: (a) fundamental and (b) nonfundamental. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. Nonfundamental restrictions are subject to change by the Trustees of a Portfolio without shareholder approval.

When submitting an investment restriction change to the holders of the Portfolio's outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular Portfolio if a majority of the outstanding voting securities of the Portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the JHF II.

Restrictions (1) through restriction (7) are fundamental. Restrictions (8) through (11) are non-fundamental.

Fundamental

A Portfolio may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) below may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a Portfolio is specifically excepted by the terms of a restriction, each Portfolio will not:

(1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, excluding U.S. Government securities.

-For purposes of this restriction, neither telecommunication companies, finance companies nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry. Also for purposes of this restriction, foreign government issuers and supranational issuers are not considered members of any industry.

-For purposes of the concentration policy, the Lifestyle Portfolios, and any other fund of funds, will look through to the portfolio holdings of the underlying funds in which they invest and will aggregate the holdings of the underlying funds to determine concentration in a particular industry in accordance with the above policy. For purposes of this policy only those underlying funds that are part of the John Hancock family of funds will be aggregated; the Lifestyle Portfolios and any other fund of funds will not aggregate underlying fund holdings, if any, in non-John Hancock funds.

(2) Borrow money, except that each Portfolio may borrow (i) for temporary or emergency purposes (not for leveraging) up to 33 1/3% of the value of the Portfolio's total assets (including amounts borrowed) less liabilities (other than borrowings); and (ii) in connection with reverse repurchase agreements, mortgage dollar rolls and other similar transactions.

(3) Underwrite securities of other issuers except insofar as the Portfolio may be considered an underwriter under the 1933 Act in selling Portfolio securities.

(4) Purchase or sell real estate, except that each Portfolio may invest in securities issued by companies, which invest in real estate or interests therein and each of the Portfolios may invest in mortgages and mortgage-backed securities.

(5) Purchase or sell commodities or commodity contracts, except that each Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and each Portfolio may purchase and sell futures contracts on foreign currencies and options on such futures contracts.

(6) Lend money to other persons, except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For purposes of this restriction, collateral arrangements with respect to options, forward currency, futures transactions and hedging and other strategic transactions will not be deemed to involve the lending of money.

(7) Lend securities in excess of 33 1/3% of the value of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency, futures transactions, and hedging and other strategic transactions will not be deemed to involve loans of securities.

Non-Fundamental

Unless a Portfolio is specifically excepted by the terms of a restriction, each Portfolio will not:

(8) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, which are not readily marketable.

(9) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the portfolio's net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales "against-the-box" are not subject to this limitation.

(10) Purchase securities for the purpose of exercising control or management.

(11) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by a fund, except in an amount of not more than 10% of the value of the fund's total assets and then only to secure borrowings permitted by restrictions (2) and (9). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadviser's assessment of the security), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

PORTFOLIO TURNOVER

The annual rate of portfolio turnover will normally differ for each fund and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of the fund's securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). Effective January 18, 2007, the Portfolios' fiscal year end changed from August 31 to December 31. The portfolio turnover rates for the Portfolios of JHF II for the fiscal years ended August 31, 2006 and December 31, 2006 were as follows:

--------------------------------------------------------------------------------
Portfolio                             August 2006            December 2006
--------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio        23%                    5%
--------------------------------------------------------------------------------
Lifestyle Balanced Portfolio          23%                    3%
--------------------------------------------------------------------------------
Lifestyle Conservative Portfolio      20%                    2%
--------------------------------------------------------------------------------
Lifestyle Growth Portfolio            26%                    4%
--------------------------------------------------------------------------------
Lifestyle Moderate Portfolio          24%                    1%
--------------------------------------------------------------------------------


THOSE RESPONSIBLE FOR MANAGEMENT

The business of JHF II, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not "interested persons" of the Funds or Portfolios (as defined by the 1940 Act) (the "Independent Trustees"). The Trustees elect officers who are responsible for the day-to-day operations of the Funds and Portfolios and who execute policies formulated by the Trustees. Several of the Trustees and officers of JHF II are also officers or Directors of the Adviser, or officers or Directors of the principal distributor to the funds, John Hancock Funds, LLC (the "Distributor"). The tables below present certain information regarding the Trustees and officers of JHF II, including their principal occupations. Each Trustee oversees all Funds and Portfolios of JHF II, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2006, the John Hancock fund complex consisted of 262 funds (including separate series of series mutual funds): JHF II (99 funds), John Hancock Funds III (13 funds); John Hancock Trust (110 funds); and 53 other John Hancock funds (the "John Hancock Fund Complex").

Independent Trustees

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
                                                                                                            Number of Funds in
Name, Address           Position(s) Held Principal Occupation(s) and other                                  Fund Complex Overseen
And Birth Year          with Fund (1)    Directorships During Past 5 Years                                  by Trustee
----------------------- ---------------- ------------------------------------------------------------------ ------------------------
Charles L. Bardelis     Trustee          President and Executive Officer, Island Commuter Corp. (Marine              209
601 Congress Street     (since 2005)     Transport).
Boston, MA  02210
Born: 1941                               Trustee of John Hancock Trust (since 1988).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
Peter S. Burgess        Trustee          Consultant (financial, accounting and auditing matters) (since              209
601 Congress Street     (since 2005)     1999);  Certified Public Accountant;  Partner, Arthur Andersen
Boston, MA  02210                        (prior to 1999).
Born: 1942
                                         Director of the following publicly traded companies: PMA Capital
                                         Corporation (since 2004) and Lincoln Educational Services
                                         Corporation (since 2004).

                                         Trustee of John Hancock Trust (since 2005).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
Elizabeth G. Cook       Trustee          Expressive Arts Therapist, Massachusetts General Hospital                   209
601 Congress Street     (since 2005)     (September 2001 to present); Expressive Arts Therapist, Dana
Boston, MA  02210                        Farber Cancer Institute (September 2000 to January 2004);
Born: 1937                               President, The Advertising Club of Greater Boston.

                                         Trustee of John Hancock Trust (since 2005).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
Hassell H. McClellan    Trustee          Associate Professor, The Wallace E. Carroll School of                       209
601 Congress Street     (since 2005)     Management, Boston College.
Boston, MA 02210
Born: 1945                               Trustee of John Hancock Trust (since 2005).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
James. M. Oates         Trustee          Managing Director, Wydown Group (financial consulting                       209
601 Congress Street,    (since 2005)     firm)(since 1994);  Chairman, Emerson Investment Management,
Boston, MA  02210-2801                   Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly
Born: 1946                               IBEX Capital Markets, Inc.) (financial services company) (since
                                         1997).
                                         Director of the following publicly traded companies:  Stifel
                                         Financial (since 1996); Investor Financial Services Corporation
                                         (since 1995); and Connecticut River Bancorp, Director (since
                                         1998).  Director, Phoenix Mutual Funds (since 1988; overseeing
                                         20 portfolios).

                                         Trustee of John Hancock Trust  (since 2004).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------

(1) Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

JHF II from time to time changes subadvisers or engages new subadvisers to the Portfolios and the Funds. A number of such subadvisers are publicly traded companies or are controlled by publicly traded companies. During 2005 and 2006, the following Independent Trustee (or one of his immediate family members) owned shares (the value of which exceeded $120,000) of a subadviser (or their controlling parent company). Prior to joining the Board in June 2005, Peter S. Burgess and a trust of which he was a trustee owned shares of Bank of America, N.A. (controlling parent of Marsico Capital Management, LLC) and Citigroup, Inc. (controlling parent of Salomon Brothers Asset Management Inc and Salomon
Brothers  Asset  Management  Limited  as of  the  time  of the  purchase  by Mr.
Burgess).

Interested Trustee

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
                                                                                                            Number of Funds in
Name, Address           Position(s) Held Principal Occupation(s) and other                                  Fund Complex Overseen
And Birth Year          with Fund (1)    Directorships During Past 5 Years                                  by Trustee
----------------------- ---------------- ------------------------------------------------------------------ ------------------------
James R. Boyle (1)      Trustee          President, John Hancock Annuities; Executive Vice President,                262
601 Congress Street     (since 2005)     John Hancock Life Insurance Company (since June, 2004);
Boston, MA  02210                        President U.S. Annuities; Senior Vice President, The
Born:  1959                              Manufacturers Life Insurance Company (U.S.A) (prior to 2004).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------

(1) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with MFC (or its affiliates), the ultimate controlling parent of the Adviser.


Principal Officers who are not Trustees

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
Keith Hartstein (1)     President        Senior Vice President, Manulife Financial Corporation (since                 N/A
601 Congress Street     (since 2005)     2004); Director, President and Chief Executive Officer, the
Boston, MA  02210                        Adviser, The Berkeley Group, John Hancock Funds, LLC (since
Born: 1956                               2005); Director, MFC Global Investment Management (U.S.), LLC
                                         ("MFC Global (U.S.)") (since 2005); Director, John Hancock
                                         Signature Services, Inc. (since 2005); President and Chief
                                         Executive Officer, John Hancock Investment Management Services,
                                         LLC (since 2006); President and Chief Executive Officer, John
                                         Hancock Funds II, John Hancock Funds III, and John Hancock
                                         Trust; Director, Chairman and President, NM Capital Management,
                                         Inc. (since 2005); Chairman, Investment Company Institute Sales
                                         Force Marketing Committee (since 2003); Director, President and
                                         Chief Executive Officer, MFC Global (U.S.) (2005-2006);
                                         Executive Vice President, John Hancock Funds, LLC (until 2005).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
John Vrysen (1)         Chief Financial  Executive Vice President and Chief Financial Officer, John                   N/A
601 Congress Street     Officer          Hancock Funds, LLC (July 2005 to present);  Senior Vice
Boston, MA  02210       (since 2005)     President and General Manager, Fixed Annuities, John Hancock
Born: 1955                               Financial Services (September 2004 to July 2005); Executive Vice
                                         President, Operations, Manulife Wood Logan (July 2000 to
                                         September 2004).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
Francis V. Knox, Jr.(1) Chief Compliance Vice President and Chief Compliance Officer, John Hancock                    N/A
601 Congress Street     Officer          Investment Management Services, LLC, the Adviser and MFC Global
Boston, MA 02210        (since 2005)     (U.S.) (since 2005); Chief Compliance Officer, John Hancock
Born: 1947                               Funds, John Hancock Funds II, John Hancock Funds III and John
                                         Hancock Trust (since 2005); Vice President and Assistant
                                         Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer, Fidelity Investments (until
                                         2001).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
Gordon Shone (1)        Treasurer        Treasurer, John Hancock Funds (since 2006); John Hancock Funds               N/A
601 Congress Street     (since 2005)     II, John Hancock Funds III and John Hancock Trust (since 2005);
Boston, MA  02210                        Vice President and Chief Financial Officer, John Hancock Trust
Born: 1956                               (2003-2005); Senior Vice President, John Hancock Life Insurance
                                         Company (U.S.A.) (since 2001); Vice President, John Hancock
                                         Investment Management Services, Inc. and John Hancock Advisers,
                                         LLC (since 2006), The Manufacturers Life Insurance Company
                                         (U.S.A.) (1998 to 2000).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------
Thomas M. Kinzler (1)   Secretary and    Vice President and Counsel for John Hancock Life Insurance                   N/A
601 Congress Street     Chief Legal      Company (U.S.A.) (since 2006); Secretary and Chief Legal
Boston, MA  02110       Officer          Officer, John Hancock Funds, John Hancock Funds II, John Hancock
Born:  1955             (since 2006)     Funds III and John Hancock Trust (since 2006); Vice President and Associate General Counsel for Massachusetts Mutual Life
                                         Insurance Company (1999-2006); Secretary and Chief Legal Counsel
                                         for MML Series Investment Fund (2000-2006); Secretary and Chief
                                         Legal Counsel for MassMutual Institutional Funds (2000-2004);
                                         Secretary and Chief Legal Counsel for MassMutual Select Funds
                                         and MassMutual Premier Funds (2004-2006).

----------------------- ---------------- ------------------------------------------------------------------ ------------------------

(1)  Affiliated with the Adviser.

Board Committees

At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Oates); (ii) a Nominating Committee composed of all of the Independent Trustees; (iii) a Compliance Committee composed solely of Independent Trustees (Ms. Cook and Mr. McClellan) (the Interested Trustee may serve as ex-officio members); and (iv) three Investment Committees, each composed solely of Independent Trustees (with the Interested Trustee and the President of JHF II serving as ex-officio members in certain cases). For the fiscal year ended December 31, 2006, the Audit Committee, Compliance Committee and each of the Investment Committees held six (8) meetings; the Nominating Committee held one (1) meeting.

Audit Committee. The Audit Committee reviews the internal and external accounting and auditing procedures of JHF II and, among other things, considers the selection of independent registered public accounting firm for JHF II, approves all significant services proposed to be performed by the independent registered public accounting firm and considers the possible effect of such services on the independent registered public accounting firm's independence.

Nominating Committee. The Nominating Committee selects and nominates candidates as additional Independent Trustees or to fill vacancies on the Board. The Nominating Committee will consider candidates recommended by JHF II shareholders or group annuity contract owners investing in JHF II through insurance company separate accounts. Such candidates will be considered in the same manner as candidates recommended by other sources. Names of candidates recommended by shareholders or group annuity contract owners may be submitted to the Secretary of JHF II at 601 Congress Street, Boston, Massachusetts 02210, along with relevant biographical information.

When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating Committee will generally consider, among other factors:
(i) whether the person is "independent" and otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the Funds and Portfolios, with consideration being given to the person's business, academic or other experience and education and to such other factors as the Nominating Committee may consider relevant; (iv) the character and integrity of the person; and (v) desirable personality traits, including independence, leadership and ability to work with others. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: current Trustees, officers, shareholders, group annuity contract owners and any other source the Nominating Committee deems appropriate. In addition, the Nominating Committee may use the services of a professional search firm to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

Compliance Committee. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to JHF II, including the annual report of the Chief Compliance Officer of JHF II regarding its compliance program, matters relating to the pricing of the Funds and Portfolios, the Codes of Ethics of JHF II, the Adviser, the subadviser and regulatory changes.

Investment Committees. Each of the Investment Committee's subcommittees reviews investment performance and other matters relating to a particular group of Funds and Portfolios and the subadvisers to those Funds and Portfolios.

Compensation of Trustees and Officers

The following table provides information regarding the compensation paid by JHF II and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services for the fiscal year ended December 31, 2006. Each Trustee is paid a $7,500 quarterly retainer, plus $4,000 for attendance at each quarterly meeting. Each Trustee is reimbursed for travel and other out of pocket expenses incurred in attending meetings. The Board chairman receives an additional $10,000 annual retainer. JHF II does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to JHF II pursuant to the Advisory Agreement described below and receives no compensation from JHF II. The other named officers receive compensation from JHF II, but none is expected to receive compensation from JHF II for the current fiscal year in excess of $60,000. The officers of JHF II may spend only a portion of their time on the affairs of JHF II.

                             Compensation Table (1)

--------------------- ------------------------- -----------------------------
Name of Trustee        Total Compensation from     Total Compensation from
                                JHF II                     JHF II
                                                  and the John Hancock Fund
                                                          Complex
--------------------- ------------------------- -----------------------------
Independent Trustees
--------------------- ------------------------- -----------------------------
Charles L. Bardelis             22,555                     94,555

--------------------- ------------------------- -----------------------------
Peter S. Burgess                22,555                     99,555

--------------------- ------------------------- -----------------------------
Elizabeth Cook                  22,555                     98,305

--------------------- ------------------------- -----------------------------
Hassell H. McClellan            22,555                     94,555

--------------------- ------------------------- -----------------------------
James M. Oates                  27,459                     129,459

--------------------- ------------------------- -----------------------------
Interested Trustee
--------------------- ------------------------- -----------------------------
James R. Boyle                    $0                         $0
--------------------- ------------------------- -----------------------------

(1) Compensation received for services as a Trustee. JHF II does not have a pension or retirement plan for any of its Trustees or officers. In addition, JHF II does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the Funds in the John Hancock Fund Complex that participates in the Plan.



Trustee Ownership of Shares of the Funds

The table below lists the amount of securities of each Portfolio beneficially owned by each Trustee as of April 2, 2007. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:

A - $0
B - $1 up to and including $10,000
C - $10,001 up to and including $50,000
D - $50,001 up to and including $100,000
E- $100,001 or more

------------------------------------------------------------------------------------------------------------
Portfolio                                                  Independent Trustees                  Affiliated
                                                                                                 Trustee
------------------------------------------------------------------------------------------------------------
                                  Charles L.    Peter S.    Elizabeth G.  Hassell H.   James M.  James M.
                                  Bardelis      Burgess     Cook          McClellan    Oates     Boyle
------------------------------------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio       A             A            A             A           D         A
------------------------------------------------------------------------------------------------------------
Lifestyle Balanced Portfolio         A             A            A             A           A         A
------------------------------------------------------------------------------------------------------------
Lifestyle Conservative Portfolio     A             A            A             A           A         A
------------------------------------------------------------------------------------------------------------
Lifestyle Growth Portfolio           A             A            A             A           A         A
------------------------------------------------------------------------------------------------------------
Lifestyle Moderate Portfolio         A             A            A             A           A         A
------------------------------------------------------------------------------------------------------------


SHAREHOLDERS OF THE PORTFOLIOS

As of March 31, 2007, all the Class 1 shares were held by John Hancock Life Insurance Company (U.S.A.) ("JHLICO U.S.A.") (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York ("JHLICO New York") (formerly, The Manufacturers Life Insurance Company of New
York) on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act.

JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company
("Manulife"), a Canadian stock life insurance company. MFC is the holding company of Manulife and its subsidiaries. The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

As of March 31, 2007, the Trustees and officers of each Portfolio, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of each Portfolio.

As of March 31, 2007, the following shareholders owned of record 5% or more of the outstanding shares of the Portfolios indicated below:


Portfolio Name                  Share    Shareholder Name                Address                           Number       Percentage
                                Class                                                                      Shares       of Ownership
LIFESTYLE AGGRESSIVE            R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                15,097.961       41.02%
PORTFOLIO                                                                DENVER CO  80202-3531
LIFESTYLE AGGRESSIVE            R        JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,384.609       20.06%
PORTFOLIO                                USA                             BOSTON MA  02210-2804
LIFESTYLE AGGRESSIVE            R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 7,039.538       19.12%
PORTFOLIO                                                                DENVER CO  80202-3531
LIFESTYLE AGGRESSIVE            R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 2,554.576       6.94%
PORTFOLIO                                                                DENVER CO  80202-3531

LIFESTYLE AGGRESSIVE PORTFOLIO  R 1      JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,401.836       74.42%
                                         USA                             BOSTON MA  02210-2804
LIFESTYLE AGGRESSIVE PORTFOLIO  R 1      PERSHING LLC                    JERSEY CITY NJ  07303-2052          1,314.060       13.21%

LIFESTYLE AGGRESSIVE PORTFOLIO  R 2      TRUSTLYNX & CO                  PO BOX 173736                      22,159.834       72.40%
                                                                         DENVER CO  80217-3736
LIFESTYLE AGGRESSIVE PORTFOLIO  R 2      JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,419.718       24.24%
                                         USA                             BOSTON MA  02210-2804
LIFESTYLE AGGRESSIVE PORTFOLIO  R 3      COUNSEL TRUST DBA MID           336 4TH AVE                        44,630.159       20.71%
                                         ATLANTIC    TEXAS TRANSPLANT    PITTSBURGH PA  15222-2011
                                         INSTITUTE 401K
LIFESTYLE AGGRESSIVE PORTFOLIO  R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                38,734.093       17.97%
                                                                         DENVER CO  80202-3531
LIFESTYLE AGGRESSIVE PORTFOLIO  R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                34,616.006       16.06%
                                                                         DENVER CO  80202-3531
LIFESTYLE AGGRESSIVE PORTFOLIO  R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                13,238.258       6.14%
                                                                         DENVER CO  80202-3531
LIFESTYLE AGGRESSIVE PORTFOLIO  R 3      JAMES D MCKINNON FBO            830 LOGAN ST                       12,172.726       5.65%
                                                                         NOBLESVILLE IN  46060-2223
LIFESTYLE AGGRESSIVE PORTFOLIO  R 4      CHARLES SCHWAB & CO INC         101 MONTGOMERY ST                  73,300.201       31.48%
                                                                         SAN FRANCISCO CA  94104-4151
LIFESTYLE AGGRESSIVE PORTFOLIO  R 4      COUNSEL TRUST FBO               336 4TH AVE STE 5                  63,671.272       27.35%
                                                                         PITTSBURGH PA  15222-2004
LIFESTYLE AGGRESSIVE PORTFOLIO  R 4      MG TRUST COMPANY AS AGENT FOR   PO BOX 10699                       33,286.743       14.30%
                                         GOEBEL FIXTURE COMPANY          FARGO ND  58106-0699
LIFESTYLE AGGRESSIVE            C        CITIGROUP GLOBAL MARKETS INC    333 WEST 34TH STREET               285,471.21       8.12%
PORTFOLIO                                                                NEW YORK NY  10001-2402
LIFESTYLE AGGRESSIVE            C        MLPF& S                         4800 DEER LAKE DRIVE EAST 2ND FL   281,032.679      7.99%
PORTFOLIO                                                                JACKSONVILLE FL  32246-6484
LIFESTYLE BALANCED              R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                10,476.248       38.03%
PORTFOLIO                                                                DENVER CO  80202-3531
LIFESTYLE BALANCED              R        JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,420.962       26.94%
PORTFOLIO                                USA                             BOSTON MA  02210-2804
LIFESTYLE BALANCED              R        RAYMOND DESMARAIS & ASSOCIATES  2541 WHITE MOUNTAIN HWY UNIT 8      3,195.926       11.60%
PORTFOLIO                                LLC  RAYMOND DESMARAIS TTEE     NORTH CONWAY NH  03860-5125

LIFESTYLE BALANCED              R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 1,502.292       5.45%
PORTFOLIO                                                                DENVER CO  80202-3531
LIFESTYLE BALANCED PORTFOLIO    R 1      JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,430.008       82.30%
                                         USA                             BOSTON MA  02210-2804
LIFESTYLE BALANCED PORTFOLIO    R 1      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 1,333.093       14.77%
                                                                         DENVER CO  80202-3531
LIFESTYLE BALANCED PORTFOLIO    R 2      TRUSTLYNX & CO                  PO BOX 173736                      28,073.013       72.64%
                                                                         DENVER CO  80217-3736
LIFESTYLE BALANCED PORTFOLIO    R 2      JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,439.222       19.25%
                                         USA                             BOSTON MA  02210-2804
LIFESTYLE BALANCED PORTFOLIO    R 2      TRUSTLYNX & CO                  PO BOX 173736                       2,988.721       7.73%
                                                                         DENVER CO  80217-3736
LIFESTYLE BALANCED PORTFOLIO    R 3      PERSHING LLC                    JERSEY CITY NJ  07303-2052         120,812.815      21.83%
LIFESTYLE BALANCED PORTFOLIO    R 3      JAMES D MCKINNON FBO            830 LOGAN ST                       56,920.198       10.29%
                                                                         NOBLESVILLE IN  46060-2223
LIFESTYLE BALANCED PORTFOLIO    R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                37,914.982       6.85%
                                                                         DENVER CO  80202-3531
LIFESTYLE BALANCED PORTFOLIO    R 3      NFS LLC FEBO    MCCOURT CONST   60 K ST STE 2                      32,329.394       5.84%
                                         CO INC MEP 401K                 SOUTH BOSTON MA  02127-1617
LIFESTYLE BALANCED PORTFOLIO    R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                28,183.275       5.09%
                                                                         DENVER CO  80202-3531
LIFESTYLE BALANCED PORTFOLIO    R 4      CHARLES SCHWAB TRUSTCO CUST     215 FREMONT ST FL 6                243,824.255      27.34%
                                                                         SAN FRANCISCO CA  94105-2323
LIFESTYLE BALANCED PORTFOLIO    R 4      COUNSEL TRUST FBO               336 4TH AVE STE 5                  179,594.651      20.13%
                                                                         PITTSBURGH PA  15222-2004
LIFESTYLE BALANCED PORTFOLIO    R 4      CHARLES SCHWAB & CO INC         101 MONTGOMERY ST                  136,060.874      15.25%
                                                                         SAN FRANCISCO CA  94104-4151
LIFESTYLE BALANCED PORTFOLIO    R 4      MG TRUST COMPANY AS AGENT FOR   PO BOX 10699                       106,926.947      11.99%
                                         GOEBEL FIXTURE COMPANY          FARGO ND  58106-0699
LIFESTYLE BALANCED PORTFOLIO    R 4      NFS LLC FEBOPARK WEST GALLERY   29469 NORTHWESTERN HWY             84,418.830       9.46%
                                         401K PLAN                       SOUTHFIELD MI  48034-1026
LIFESTYLE BALANCED PORTFOLIO    R 5      NFS LLC FEBO,  NEWFIRST         2100 REGIONAL MEDICAL DR           77,098.103       46.34%
                                         NATIONAL BANK TTEE              WHARTON TX  77488-9719
LIFESTYLE BALANCED PORTFOLIO    R 5      WILMINGTON TRUST COMP CUST FBO  PO BOX 8971                        42,667.533       25.65%
                                                                         WILMINGTON DE  19899-8971

LIFESTYLE BALANCED PORTFOLIO    R 5      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                20,749.924       12.47%
                                                                         DENVER CO  80202-3531
LIFESTYLE BALANCED PORTFOLIO    R 5      NFS LLC FEBO, LUBBOCK BANK      PO BOX 1600                        11,405.570       6.86%
                                         ASSET MANAGEMENT                LUBBOCK TX  79408-1600
LIFESTYLE BALANCED              B        MLPF& S FOR THE ATTN: FUND      4800 DEER LAKE DRIVE EAST 2ND FL   270,653.148      9.94%
PORTFOLIO                                ADMINISTRATION 97C55            JACKSONVILLE FL  32246-6484
LIFESTYLE BALANCED              B        CITIGROUP GLOBAL MARKETS INC    333 WEST 34TH STREET               147,058.215      5.40%
PORTFOLIO                                                                NEW YORK NY  10001-2402
LIFESTYLE BALANCED              C        MLPF& S FOR THE                 4800 DEER LAKE DRIVE EAST 2ND FL  1,961,044.377     17.42%
PORTFOLIO                                                                JACKSONVILLE FL  32246-6484
LIFESTYLE CONSERVATIVE          R        JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,798.579       65.46%
PORTFOLIO                                USA                             BOSTON MA  02210-2804
LIFESTYLE CONSERVATIVE          R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 3,188.840       26.76%
PORTFOLIO                                                                DENVER CO  80202-3531
LIFESTYLE CONSERVATIVE          R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                  688.526        5.78%
PORTFOLIO                                                                DENVER CO  80202-3531
LIFESTYLE CONSERVATIVE          R 2      JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,818.194       61.12%
PORTFOLIO                                USA                             BOSTON MA  02210-2804
LIFESTYLE CONSERVATIVE          R 2      TRUSTLYNX & CO                  PO BOX 173736                       3,955.511       30.92%
PORTFOLIO                                                                DENVER CO  80217-3736
LIFESTYLE CONSERVATIVE          R 2      TRUSTLYNX & CO                  PO BOX 173736                        735.097        5.75%
PORTFOLIO                                                                DENVER CO  80217-3736
LIFESTYLE CONSERVATIVE          R 3      AST TTEE FBO                    2800 N CENTRAL AVE STE 900         24,276.574       23.14%
PORTFOLIO                                                                PHOENIX AZ  85004-1037
LIFESTYLE CONSERVATIVE          R 3      JAMES D MCKINNON FBO            830 LOGAN ST                       23,413.881       22.31%
PORTFOLIO                                                                NOBLESVILLE IN  46060-2223
LIFESTYLE CONSERVATIVE          R 3      RANDALL BLAKE FBO               141 W 22ND ST STE 213              12,485.352       11.90%
PORTFOLIO                                                                ANDERSON IN  46016-4389
LIFESTYLE CONSERVATIVE          R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 8,968.878       8.55%
PORTFOLIO                                                                DENVER CO  80202-3531
LIFESTYLE CONSERVATIVE          R 3      COUNSEL TRUST FBO  PROFIT       336 FOURTH AVENUE                   7,202.310       6.86%
PORTFOLIO                                SHARING PLAN & TRUST            PITTSBURGH PA  15222-2011
LIFESTYLE CONSERVATIVE          R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 6,286.388       5.99%
PORTFOLIO                                                                DENVER CO  80202-3531

LIFESTYLE CONSERVATIVE          R 3      COUNSEL TRUST DBA MID           336 FOURTH AVENUE                   5,389.898       5.14%
PORTFOLIO                                ATLANTIC  TEXAS TRANSPLANT      PITTSBURGH PA  15222-2004
                                         INSTITUTE 401K
LIFESTYLE CONSERVATIVE          R 4      MG TRUST COMPANY AS AGENT       PO BOX 10699                       83,367.095       53.28%
PORTFOLIO                                FOR   GOEBEL FIXTURE COMPANY    FARGO ND  58106-0699
LIFESTYLE CONSERVATIVE          R 4      CHARLES SCHWAB & CO INC         101 MONTGOMERY ST                  19,136.435       12.23%
PORTFOLIO                                                                SAN FRANCISCO CA  94104-4151
LIFESTYLE CONSERVATIVE          R 4      INVESTORS BANK & TRUST FBO      4 MANHATTANVILLE RD                16,602.467       10.61%
PORTFOLIO                                                                PURCHASE NY  10577-2139
LIFESTYLE CONSERVATIVE          R 4      COUNSEL TRUST FBO               235 SAINT CHARLES WAY STE 100      15,074.771       9.63%
PORTFOLIO                                                                YORK PA  17402-4693
LIFESTYLE CONSERVATIVE          R 5      NFS LLC FEBO, NEWFIRST          2100 REGIONAL MEDICAL DR           13,132.366       44.96%
PORTFOLIO                                NATIONAL BANK TTEE              WHARTON TX  77488-9719
LIFESTYLE CONSERVATIVE          R 5      UNIVEST BANK & TRUST            SOUDERTON PA  18964-1713            5,598.222       19.16%
PORTFOLIO
LIFESTYLE CONSERVATIVE          R 5      WILMINGTON TRUST COMP CUST FBO  PO BOX 8971                         3,753.740       12.85%
PORTFOLIO                                                                WILMINGTON DE  19899-8971
LIFESTYLE CONSERVATIVE          R 5      MICHELLE TEANO FBO   401 K      349 WALL ST                         2,452.078       8.39%
PORTFOLIO                                PROFIT SHARING PLAN & TRUST     PRINCETON NJ  08540-1518
LIFESTYLE CONSERVATIVE          R 5      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 1,632.891       5.59%
PORTFOLIO                                                                DENVER CO  80202-3531
LIFESTYLE CONSERVATIVE          A        PATTERSON & CO FBO              1525 WEST WT HARRIS BLVD           106,039.055      6.06%
PORTFOLIO                                                                CHARLOTTE NC  28288-0001
LIFESTYLE CONSERVATIVE          C        MLPF& S FOR THE                 4800 DEER LAKE DRIVE EAST 2ND FL   442,357.948      30.25%
PORTFOLIO                                                                JACKSONVILLE FL  32246-6484
LIFESTYLE CONSERVATIVE          C        CITIGROUP GLOBAL MARKETS INC    333 WEST 34TH STREET               108,410.544      7.41%
PORTFOLIO                                                                NEW YORK NY  10001-2402
LIFESTYLE GROWTH PORTFOLIO      R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                12,002.945       40.88%
                                                                         DENVER CO  80202-3531
LIFESTYLE GROWTH PORTFOLIO      R        JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,277.778       24.79%
                                         USA                             BOSTON MA  02210-2804
LIFESTYLE GROWTH PORTFOLIO      R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 3,619.837       12.33%
                                                                         DENVER CO  80202-3531
LIFESTYLE GROWTH PORTFOLIO      R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 2,913.470       9.92%
                                                                         DENVER CO  80202-3531

LIFESTYLE GROWTH PORTFOLIO      R 1      JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,295.355       55.78%
                                         USA                             BOSTON MA  02210-2804
LIFESTYLE GROWTH PORTFOLIO      R 1      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 2,734.108       20.90%
                                                                         DENVER CO  80202-3531
LIFESTYLE GROWTH PORTFOLIO      R 1      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 1,012.146       7.74%
                                                                         DENVER CO  80202-3531
LIFESTYLE GROWTH PORTFOLIO      R 1      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 1,011.391       7.73%
                                                                         DENVER CO  80202-3531
LIFESTYLE GROWTH PORTFOLIO      R 2      RELIANCE TRUST FBO NE BANK      ATLANTA GA  30362-1529             46,154.611       86.20%
                                         401K
LIFESTYLE GROWTH PORTFOLIO      R 2      JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,313.492       13.66%
                                         USA                             BOSTON MA  02210-2804
LIFESTYLE GROWTH PORTFOLIO      R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                49,384.427       11.37%
                                                                         DENVER CO  80202-3531
LIFESTYLE GROWTH PORTFOLIO      R 3      NFS LLC FEBO MCCOURT CONST CO   60 K ST STE 2                      49,170.668       11.32%
                                         INC MEP 401K                    SOUTH BOSTON MA  02127-1617
LIFESTYLE GROWTH PORTFOLIO      R 3      COUNSEL TRUST DBA MID           336 FOURTH AVENUE                  38,016.733       8.75%
                                         ATLANTIC   TEXAS TRANSPLANT     PITTSBURGH PA  15222-2011
                                         INSTITUTE 401K
LIFESTYLE GROWTH PORTFOLIO      R 3      STANTON TRUST COMPANY NA TTEE   3405 ANNAPOLIS LN N STE 100        29,505.694       6.79%
                                         FOR  401(K) PROFIT SHARING      MINNEAPOLIS MN  55447-5343
                                         PLAN
LIFESTYLE GROWTH PORTFOLIO      R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                28,029.212       6.45%
                                                                         DENVER CO  80202-3531
LIFESTYLE GROWTH PORTFOLIO      R 3      AST TTEE FBO                    2800 N CENTRAL AVE STE 900         27,260.128       6.27%
                                                                         PHOENIX AZ  85004-1037
LIFESTYLE GROWTH PORTFOLIO      R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                27,207.487       6.26%
                                                                         DENVER CO  80202-3531
LIFESTYLE GROWTH PORTFOLIO      R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                26,005.376       5.99%
                                                                         DENVER CO  80202-3531
LIFESTYLE GROWTH PORTFOLIO      R 3      COUNSEL TRUST FBO               336 FOURTH AVENUE                  22,980.599       5.29%
                                                                         PITTSBURGH PA  15222-2011
LIFESTYLE GROWTH PORTFOLIO      R 4      CHARLES SCHWAB & CO INC         101 MONTGOMERY ST                  216,478.318      32.38%
                                                                         SAN FRANCISCO CA  94104-4151
LIFESTYLE GROWTH PORTFOLIO      R 4      COUNSEL TRUST FBO               336 4TH AVE STE 5                  214,458.610      32.07%
                                                                         PITTSBURGH PA  15222-2004

LIFESTYLE GROWTH PORTFOLIO      R 4      MG TRUST COMPANY AS AGENT       PO BOX 10699                       104,167.482      15.58%
                                         FOR    GOEBEL FIXTURE           FARGO ND  58106-0699
                                         COMPANY
LIFESTYLE GROWTH PORTFOLIO      R 5      NFS LLC FEBO, NEWFIRST          2100 REGIONAL MEDICAL DR           80,571.263       43.32%
                                         NATIONAL BANK TTEE              WHARTON TX  77488-9719
LIFESTYLE GROWTH PORTFOLIO      R 5      WILMINGTON TRUST COMP CUST FBO  PO BOX 8971                        32,471.525       17.46%
                                                                         WILMINGTON DE  19899-8971
LIFESTYLE GROWTH PORTFOLIO      R 5      COUNSEL TRUST FBO, PROCUREMENT  336 4TH AVE STE 5                  15,460.824       8.31%
                                         ORGANIZATION INC                PITTSBURGH PA  15222-2004
LIFESTYLE GROWTH PORTFOLIO      R 5      SEI PRIVATE TRUST COMPANY       1 FREEDOM VALLEY DR                11,601.314       6.24%
                                                                         OAKS PA  19456
LIFESTYLE GROWTH PORTFOLIO      R 5      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 9,368.070       5.04%
                                                                         DENVER CO  80202-3531
LIFESTYLE GROWTH PORTFOLIO      R 5      HEARTRUCO                       FARGO ND  58103-2365                9,355.680       5.03%

LIFESTYLE GROWTH PORTFOLIO      C        MLPF& S FOR THE                 4800 DEER LAKE DRIVE EAST 2ND FL  1,630,328.014     12.57%
                                                                         JACKSONVILLE FL  32246-6484
LIFESTYLE GROWTH PORTFOLIO      C        CITIGROUP GLOBAL MARKETS INC    333 WEST 34TH STREET               837,564.684      6.46%
                                                                         NEW YORK NY  10001-2402
LIFESTYLE MODERATE              R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                12,644.326       48.40%
PORTFOLIO                                                                DENVER CO  80202-3531
LIFESTYLE MODERATE              R        JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,777.108       29.77%
PORTFOLIO                                USA                             BOSTON MA  02210-2804
LIFESTYLE MODERATE              R        MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 5,202.379       19.92%
PORTFOLIO                                                                DENVER CO  80202-3531
LIFESTYLE MODERATE PORTFOLIO    R 1      JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,786.825       86.17%
                                         USA                             BOSTON MA  02210-2804
LIFESTYLE MODERATE PORTFOLIO    R 1      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                 1,105.562       12.23%
                                                                         DENVER CO  80202-3531
LIFESTYLE MODERATE PORTFOLIO    R 2      JOHN HANCOCK LIFE INSURANCE CO  601 CONGRESS ST FL 9                7,796.193       98.80%
                                         USA                             BOSTON MA  02210-2804
LIFESTYLE MODERATE PORTFOLIO    R 3      COUNSEL TRUST DBA MID           336 FOURTH AVENUE                  40,014.570       24.28%
                                         ATLANTICTEXAS TRANSPLANT        PITTSBURGH PA  15222-2011
                                         INSTITUTE 401K
LIFESTYLE MODERATE PORTFOLIO    R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                18,427.655       11.18%
                                                                         DENVER CO  80202-3531

LIFESTYLE MODERATE PORTFOLIO    R 3      COUNSEL TRUST FBO   PROFIT      336 FOURTH AVENUE                  13,661.104       8.29%
                                         SHARING PLAN & TRUST            PITTSBURGH PA  15222-2011
LIFESTYLE MODERATE PORTFOLIO    R 3      STANTON TRUST COMPANY NA TTEE   3405 ANNAPOLIS LN N STE 100        12,648.442       7.68%
                                         FOR  401(K) PROFIT SHARING PLAN MINNEAPOLIS MN  55447-5343
LIFESTYLE MODERATE PORTFOLIO    R 3      NFS LLC FEBO   MCCOURT CONST    60 K ST STE 2                      12,459.681       7.56%
                                         CO INC MEP 401K                 SOUTH BOSTON MA  02127-1617
LIFESTYLE MODERATE PORTFOLIO    R 3      JAMES D MCKINNON FBO            830 LOGAN ST                       11,844.609       7.19%
                                                                         NOBLESVILLE IN  46060-2223
LIFESTYLE MODERATE PORTFOLIO    R 3      MG TRUST COMPANY CUST FBO       700 17TH ST STE 300                11,769.926       7.14%
                                                                         DENVER CO  80202-3531
LIFESTYLE MODERATE PORTFOLIO    R 4      CHARLES SCHWAB & CO INC         101 MONTGOMERY ST                  75,916.058       38.04%
                                                                         SAN FRANCISCO CA  94104-4151
LIFESTYLE MODERATE PORTFOLIO    R 4      COUNSEL TRUST FBO               336 4TH AVE STE 5                  59,323.153       29.73%
                                                                         PITTSBURGH PA  15222-2004
LIFESTYLE MODERATE PORTFOLIO    R 4      MG TRUST COMPANY AS AGENT       PO BOX 10699                       16,489.231       8.26%
                                         FOR    GOEBEL FIXTURE COMPANY   FARGO ND  58106-0699
LIFESTYLE MODERATE PORTFOLIO    R 4      COUNSEL TRUST FBO  401 K        336 FOURTH AVENUE                  10,261.350       5.14%
                                         PROFIT SHARING PLAN & TRUST     PITTSBURGH PA  15222-2004
LIFESTYLE MODERATE              B        MLPF& S FOR THE                 4800 DEER LAKE DRIVE EAST 2ND FL   65,463.887       9.40%
PORTFOLIO                                                                JACKSONVILLE FL  32246-6484
LIFESTYLE MODERATE              C        MLPF& S FOR THE                 4800 DEER LAKE DRIVE EAST 2ND FL   615957.095       22.02%
PORTFOLIO                                                                JACKSONVILLE FL  32246-6484


INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES

The Advisory Agreement

Each Portfolio has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser provides supervision over all aspects of each Portfolio's operations except those which are delegated to a custodian, transfer agent or other agent. Subject to the general supervision of the Trustees, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Portfolios. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each Portfolio and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. The Adviser may elect directly to manage the investment and reinvestment of the assets of the Portfolios, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.

JHF II bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Portfolio's plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Portfolios (including an allocable portion of the cost of the Adviser's employees rendering such services to the Portfolios); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Portfolios, the Adviser or any of their affiliates); expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

Adviser Compensation. As compensation for its services, the Adviser receives a fee from the Portfolios, computed separately for each. The fee for each Portfolio is stated as an annual percentage of the current value of the "aggregate net assets" of the Portfolio. "Aggregate net assets" of a Portfolio include the net assets of the Portfolio and in most cases, the net assets of one or more other Portfolio (or portions thereof) but in each case, only for the period during which the subadviser to the Portfolio also serves as the subadviser to the other Portfolio(s) (or portions thereof). The fee for each Portfolio is based on the applicable annual rate for it which for each day is equal to (i) the sum of the amounts determined by applying the annual percentage rates for the Fund to the applicable portions of aggregate net assets divided by
(ii) aggregate net assets (totaling the "Applicable Annual Fee Rate"). The fee for each Portfolio is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the Portfolio. The management fees each Portfolio currently is obligated to pay the Adviser are as set forth in the Prospectus.

From time to time, the Adviser may reduce its fee or make other arrangements to limit a fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund's annual expenses fall below this limit.

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for a Fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Effective January 18, 2007, the Portfolios' fiscal year end changed from August 31 to December 31. For the fiscal years ended August 31 and December 31, 2006, the aggregate investment advisory fee paid by JHF II under the fee schedule then in effect, absent the expense limitation provision, was $6,291,643 and $2,951,952, respectively, and was allocated among the Portfolios as follows:

-------------------------------------------------------------------------------
Portfolio                                   August 2006         December 2006
-------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio              $793,633            $376,281
-------------------------------------------------------------------------------
Lifestyle Balanced Portfolio                $2,203,879          $1,036,439
-------------------------------------------------------------------------------
Lifestyle Conservative Portfolio            $365,900            $163,577
-------------------------------------------------------------------------------
Lifestyle Growth Portfolio                  $2,324,445          $1,099,213
-------------------------------------------------------------------------------
Lifestyle Moderate Portfolio                $603,786            $276,442
-------------------------------------------------------------------------------

The Subadvisory Agreements

Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, including the sub-subadvisory agreement with Deutsche Subadvisory Consulting Agreement, the subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of JHF II's Board of Trustees and the Adviser. In the case of the Deutsche Subadvisory Consulting Agreement for the Portfolios, Deutsche Investment Management
Americas, Inc. ("DeAM") does not purchase and sell securities but rather provides information and services to MFC Global U.S.A. to assist MFC Global U.S.A. in this process as noted below. The subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios.

The Adviser has delegated to the subadviser of each Portfolio the responsibility to vote all proxies relating to securities held by that Portfolio in accordance with the subadviser's proxy voting policies and procedures. A subadviser has a duty to vote or not vote such proxies in the best interests of the Portfolio that it subadvises and its shareholders and to avoid the influence of conflicts of interest.

Subadvisory Fees. As compensation for their services, the subadvisers receive fees from the Adviser computed separately for each Portfolio. In respect of the sub-subadvisory agreements and the subadvisory consulting agreement, the fees are paid by the subadviser to the entity providing the consulting services as described below.

DeAM Subadvisory Consulting Agreement for the Portfolios. The Prospectuses refer to a subadvisory consulting agreement between MFC Global U.S.A. and DeAM for the provision of subadvisory consulting services to MFC Global U.S.A. in regards to the Portfolios. A portion of the subadvisory fee paid to MFC Global U.S.A. by the Adviser is paid to DeAM by MFC Global U.S.A. The Portfolios do not incur any expenses in connection with DeAM's services other than the advisory fee.

The information and services DeAM provides to MFC Global U.S.A. pursuant to the Subadvisory Consulting Agreement for the Portfolios are as follows:

DeAM will provide MFC Global U.S.A. the following information and services as may be requested by MFC Global U.S.A. from time to time:
-calculate the probability that the subadvisers to the non-Portfolios outperform their performance benchmarks;
-perform statistical performance analysis of historical manager returns for managers that MFC Global U.S.A. would like to include in its potential line up on a quarterly basis;
-using DeAM's proprietary optimization technology, DeAM will seek to optimize the Portfolios investments consistent with the performance objective specified by the subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for each Portfolio, and any constraints that MFC Global U.S.A. may specify on allocations to non-Portfolios) on a quarterly basis; and -consult with MFC Global U.S.A. to explain proposed allocations on a quarterly basis and review past performance of the Portfolios provided that DeAM is given information on the performance of these Portfolios and the actual allocations implemented.

Affiliated Subadvisers. Both the Adviser and the subadvisers listed below are controlled by MFC:

MFC Global Investment Management (U.S.A.) Limited,
Declaration Management & Research LLC, and
MFC Global Investment Management (U.S.), LLC
(collectively, "Affiliated Subadvisers").

Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each Fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the affiliated subadviser. Consequently, MFC may be viewed as benefiting financially from (i) the appointment of or continued service of Affiliated Subadvisers to manage the Funds; and (ii) the allocation of the assets of the Portfolios to the Funds having affiliated subadvisers. However, both the Adviser in recommending to the Board of Trustees the appointment or continued service of Affiliated Subadvisers and MFC Global U.S.A. in allocating the assets of the Portfolios, have a fiduciary duty to act in the best interests of the Funds and their shareholders.

In addition, under JHF II's "Manager of Managers" exemptive order received from the SEC, JHF II is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.

Additional Information Applicable To Subadvisory Agreements

Term of Each Subadvisory Agreement. Each subadvisory agreement with MFC Global (U.S.A.) with respect to the Portfolios ("Subadvisory Agreement") will initially continue in effect as to a Fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of that Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.

Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the Agreement or (b) all of the Funds of JHF II.

Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any Fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such Fund pending the required approval of the continuance of such agreement or a new agreement with either that party or a different subadviser, or other definitive action.

Termination of the Agreements. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days' written notice to the other party or parties to the Agreements, and also to the relevant Fund. The following parties may terminate the agreements:

-the Board of Trustees of JHF II;
-with respect to any Fund, a majority of the outstanding voting securities of such Fund;
-the Adviser; and
-the respective subadviser.

The Subadvisory Agreements will automatically terminate in the event of their assignment.

Amendments to the Agreements. The subadvisory agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant Fund (except as noted below) and by the vote of a majority of the Independent Trustees of the applicable Fund, the Adviser or the subadviser.

The required shareholder approval of any amendment shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the funds of JHF II.

As noted under "Subadvisory Arrangements" in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser, such as MFC Global U.S.A.) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser, such as MFC Global U.S.A.) pursuant to an agreement that is not approved by shareholders.

Amount of Subadvisory Fees Paid. Effective January 18, 2007, the Portfolios' fiscal year end changed from August 31 to December 31.For the fiscal years ended August 31 and December 31, 2006, the Adviser paid aggregate subadvisory fees of $1,351,401 and $52,817,283, respectively, and was allocated among the Portfolios as follows:

-------------------------------------------------------------------------------
Portfolio                                   August 2006         December 2006
--------------------------------------------------------------------------------
Lifestyle Aggressive Portfolio              $372,119            $172,277
--------------------------------------------------------------------------------
Lifestyle Balanced Portfolio                $1,033,747          $474,482
--------------------------------------------------------------------------------
Lifestyle Conservative Portfolio            $171,688            $74,886
--------------------------------------------------------------------------------
Lifestyle Growth Portfolio                  $1,090,153          $503,212
--------------------------------------------------------------------------------
Lifestyle Moderate Portfolio                $283,278            $126,543
--------------------------------------------------------------------------------

A discussion regarding the basis for the Board of Trustees' approval of the Advisory and subadvisory agreements of the Portfolios is available in the Annual Report to shareholders for the period ended August 31, 2006.

Other Services

Proxy Voting. Each Fund's proxy voting policies and procedures (the "JHF II's Procedures") delegate to the subadviser of each Fund the responsibility to vote all proxies relating to securities held by that Fund in accordance with the subadviser's proxy voting policies and procedures. A subadviser has a duty to vote or not vote such proxies in the best interests of the Fund it subadvises and its shareholders, and to avoid the influence of conflicts of interest. Complete descriptions of the JHF II's Procedures and the proxy voting procedures of each of the subadvisers are set forth in Appendix D to this SAI.

It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when a Fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a subadviser becomes aware of a material conflict of interest, JHF II's Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers' proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:

(a) voting pursuant to the recommendation of a third party voting service;
(b) voting pursuant to pre-determined voting guidelines; or
(c) referring voting to a special compliance or oversight committee.

The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix D. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.

Although the subadvisers may have a duty to vote all proxies on behalf of the fund it subadvises, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the fund to vote the proxies. The subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the fund would lose security lending income if the securities were recalled.

Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(1) without charge, at www.jhfunds.com or upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC's Web site at www.sec.gov.

DISTRIBUTION AGREEMENTS

Each Fund has a Distribution Agreement with John Hancock Funds, LLC, the Distributor. Under the agreement, the Distributor is obligated to use its best efforts to sell shares of the Funds. Shares of the Funds are also sold by selected broker-dealers, banks and registered investment advisers ("Selling Firms") that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. The Distributor accepts orders for the purchase of the shares of the Funds that are continually offered at NAV next determined, plus any applicable sales charge, if any. In connection with the sale of fund shares, the Distributor and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B and Class C shares, the Selling Firm receives compensation immediately, but the Distributor is compensated on a deferred basis.

JHF II's Trustees adopted Distribution Plans with respect to each class of shares (other than Class R5 and Class 5 shares) pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"). Under the 12b-1 Plans, the Portfolios will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, 0.75% for Class R shares, 0.50% for Class R1 shares, 0.25% for Class R2 shares, 0.50% for Class R3 shares, 0.25% for Class R4 shares and 0.05% for Class 1 of the Portfolio's average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the Portfolio's average daily net assets attributable to each class of shares. The distribution fees under the 12b-1 Plans will be paid to the Distributor. The Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Distributor) that are engaged in or support the sale of fund shares; and
(ii) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares. The service fees under the 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 shares 12b-1 Plans may also be used for certain shareholder and administrative services.

The 12b-1 Plans and all amendments were approved by the Trustees, including a majority of the Independent Trustees, by votes cast in person at meetings called for the purpose of voting on the 12b-1 Plans.

Pursuant to the 12b-1 Plans, at least quarterly, the Distributor provides the Adviser with a written report of the amounts expended under the 12b-1 Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The 12b-1 Plans provide that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The 12b-1 Plans provide that it may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of each Portfolio's outstanding shares of the applicable class upon 60 days' written notice to the Distributor. The 12b-1 Plans further provides that it may not be amended to increase materially the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the relevant Portfolio, which has voting rights with respect to the 12b-1 Plans. The 12b-1 Plans provide that no material amendment to the 12b-1 Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the relevant Portfolio. The holders of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1 shares have exclusive voting rights with respect to the 12b-1 Plans applicable to their class of shares. In adopting the 12b-1 Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the 12b-1 Plans will benefit the holders of the applicable classes of shares of each fund.

Class 5 and Class R5 shares of the Portfolio are not subject to any 12b-1 Plan. Expenses associated with the obligation of the Distributor to use its best efforts to sell Class 5 and Class R5 shares will be paid by the Adviser or by the Distributor and will not be paid from the fees paid under the 12b-1 Plan for any other class of shares.

Amounts paid to the Distributor by any class of shares of a Portfolio will not be used to pay the expenses incurred with respect to any other class of shares of that Portfolio; provided, however, that expenses attributable to the Portfolio as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, a Portfolio may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each Portfolio in proportion to the relative NAV of the participating fund.

The 12b-1 Plan recognizes that the Adviser may use its management fee revenue under the Advisory Agreement with the Portfolio as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the Portfolio. To the extent that the payment of management fees by a Portfolio to the Adviser should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by the 12b-1 Plan.

The Portfolios have also adopted a separate Service Plan with respect to each of its Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the "Service Plan"). The Service Plan authorizes a fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the funds a service fee of up to a specified percentage of the funds' average daily net assets attributable to the applicable class of shares held by such plan participants. The percentages are 0.25% for Class R, 0.25% for Class R1, 0.25% for Class R2, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares. The services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns the applicable class of shares; (c) processing orders to purchase, redeem and exchange the applicable class of shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds;
(d) addressing plan participant questions regarding their accounts and the Funds; and (e) other services related to servicing such retirement plans.

During the fiscal year ended December 31, 2006, the following amounts were paid pursuant to each Portfolio's Rule 12b-1 Plan:


--------------------------------------------------------------------------------
Fund                          Share       Service Fee      Distribution Payment
                              Class       Payments         to the Distributor
--------------------------------------------------------------------------------
Lifestyle Aggressive
Portfolio
--------------------------------------------------------------------------------
                              Class 1     $434,912         $0
--------------------------------------------------------------------------------
                              Class A      $37,759         $7,552
--------------------------------------------------------------------------------
                              Class B       $8,662         $25,986
--------------------------------------------------------------------------------
                              Class C      $26,653         $79,958
--------------------------------------------------------------------------------
                              Class R          $94         $188
--------------------------------------------------------------------------------
                              Class R1         $75         $75
--------------------------------------------------------------------------------
                              Class R2         $77         $0
--------------------------------------------------------------------------------
                              Class R3      $1,134         $1,134
--------------------------------------------------------------------------------
                              Class R4      $1,872         $0
--------------------------------------------------------------------------------
Lifestyle Balanced
Portfolio
--------------------------------------------------------------------------------
                              Class 1   $1,198,482         $0
--------------------------------------------------------------------------------
                              Class A      $85,296         $17,059
--------------------------------------------------------------------------------
                              Class B      $21,641         $64,922
--------------------------------------------------------------------------------
                              Class C      $86,284         $258,852
--------------------------------------------------------------------------------
                              Class R         $123         $245
--------------------------------------------------------------------------------
                              Class R1         $74         $74
--------------------------------------------------------------------------------
                              Class R2         $74         $0
--------------------------------------------------------------------------------
                              Class R3      $3,162         $3,162
--------------------------------------------------------------------------------
                              Class R4      $7,181         $0
--------------------------------------------------------------------------------
Lifestyle Conservative
Portfolio
--------------------------------------------------------------------------------
                              Class 1     $190,337        $0
--------------------------------------------------------------------------------
                              Class A      $13,297        $2,659
--------------------------------------------------------------------------------
                              Class B       $2,871        $8,614
--------------------------------------------------------------------------------
                              Class C       $9,140        $27,419
--------------------------------------------------------------------------------
                              Class R          $73        $146
--------------------------------------------------------------------------------
                              Class R1         $73        $73
--------------------------------------------------------------------------------
                              Class R2         $73        $0
--------------------------------------------------------------------------------
                              Class R3        $302        $302
--------------------------------------------------------------------------------
                              Class R4        $693        $0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Lifestyle Growth
Portfolio
--------------------------------------------------------------------------------
                              Class 1   $1,264,273        $0
--------------------------------------------------------------------------------
                              Class A     $110,784        $22,157
--------------------------------------------------------------------------------
                              Class B      $25,951        $77,852
--------------------------------------------------------------------------------
                              Class C     $101,474        $304,422
--------------------------------------------------------------------------------
                              Class R          $80        $159
--------------------------------------------------------------------------------
                              Class R1         $74        $74
--------------------------------------------------------------------------------
                              Class R2         $74        $0
--------------------------------------------------------------------------------
                              Class R3      $2,562        $2,562
--------------------------------------------------------------------------------
                              Class R4      $5,298        $0
--------------------------------------------------------------------------------
Lifestyle Moderate
Portfolio
--------------------------------------------------------------------------------
                              Class 1     $319,740        $0
--------------------------------------------------------------------------------
                              Class A      $25,580        $5,116
--------------------------------------------------------------------------------
                              Class B       $5,058        $15,173
--------------------------------------------------------------------------------
                              Class C      $19,377        $58,130
--------------------------------------------------------------------------------
                              Class R          $73        $147
--------------------------------------------------------------------------------
                              Class R1         $73        $73
--------------------------------------------------------------------------------
                              Class R2         $74        $0
--------------------------------------------------------------------------------
                              Class R3        $729        $729
--------------------------------------------------------------------------------
                              Class R4      $1,590        $0
--------------------------------------------------------------------------------


SALES COMPENSATION

As part of their business strategy, the Portfolios, along with the Distributor, pays compensation to Selling Firms that sell the shares of the Funds and the Portfolios. These firms typically pass along a portion of this compensation to your broker or financial representative.

The primary sources of Selling Firm compensation payments for sales of shares of the Portfolios are: (1) the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a Portfolio's assets; and (2), in the case of Class A, Class B and Class C shares, sales charges paid by investors. The sales charges and the 12b-1 fees are detailed in the Prospectus and under "Distribution Agreements," "Initial Sales Charge on Class A Shares" and "Deferred Sales Charge on Class B and Class C Shares" in this SAI.

Initial compensation. Whenever you make an investment in Class A, Class B or Class C shares of a Portfolio, the Selling Firm receives a reallowance/payment/commission as described in the section "First Year Broker or Other Selling Firm Compensation." The Selling Firm also receives the first year's 12b-1 service fee at that time.

Annual Compensation. For Class A, Class B and Class C shares of a Portfolio, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid quarterly in arrears.

For Class R shares of the Portfolios, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.75% of its average daily net assets. For Classes R1 and R3 shares of the Portfolios, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.50% of its average daily net assets. For Classes R2 and R4 shares of the Portfolios, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.25% of its average daily net assets. See the table below for the "Selling Firm receives 12b-1 service fees." These service and distribution fees are paid quarterly in arrears.

The Distributor may pay all or part of the Rule 12b-1 fees applicable to the Class 1 shares of a Portfolio to one or more affiliated and unaffiliated insurance companies that have issued group annuity contracts for which the Portfolio serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the 12b-1 Plan.

Selling Firms receive service and distribution fees if, for the preceding quarter (1) their clients/shareholders have invested combined average daily net assets of no less than $1,000,000 in eligible (aged) assets; or (2) an individual registered representative of the Selling Firm has no less than $250,000 in eligible (aged) assets. The reason for these criteria is to save the Portfolio the expense of paying out de minimus amounts. As a result, if a Selling Firm does not meet one of the criteria noted above, the money for that Portfolio's fees remains in the Portfolio.

Additional Payments to Financial Intermediaries. Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing." Many firms that sell shares of the Portfolios receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in the Distributor's efforts to promote the sale of the Portfolios' shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolio and that are willing to cooperate with the Distributor's promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.

As of June 30, 2006, the following member firms of the National Association of Securities Dealers, Inc. ("NASD") have arrangements in effect with the Distributor pursuant to which the firm is entitled to a revenue sharing payment:

1st Global Capital Corp.
A. G.  Edwards & Sons, Inc.
AIG Financial Advisors, Inc.
Ameriprise Financial Services, Inc.
AXA Advisors, LLC
Berthel, Fisher & Company Financial Services, Inc.
BNY Investment Center Inc.
Citigroup Global Markets Inc.
Commonwealth Financial Network
Crown Capital Securities, L.P.
CUSO Financial Services, L.P.
Ferris, Baker, Watts Incorporated
First Tennessee Brokerage, Inc.
H.D. Vest Investment Services
ING Financial Partners, Inc.
Investacorp, Inc.
Janney Montgomery Scott LLC
J.J.B. Hilliard, W. L. Lyons, Inc.
Lincoln Financial Advisors Corporation
Linsco/Private Ledger Corp.
Merrill, Lynch, Pierce, Fenner, & Smith Incorporated
Morgan Keegan & Company, Inc.
Morgan Stanley & Co., Incorporated

National Planning Corporation
Oppenheimer & Co., Inc.
Piper Jaffray & Co.
Raymond James & Associates, Inc.
RBC Dain Rauscher Inc.
Securities America, Inc.
Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
UVEST Financial Services, Inc.
Wachovia Securities, LLC
Wells Fargo Investments, LLC

The Distributor also has arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Portfolios. The Distributor hopes to benefit from revenue sharing by increasing the Portfolios' net assets, which, as well as benefiting the Portfolios, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Portfolios.

The revenue sharing payments the Distributor makes may be calculated on sales of shares of Portfolios ("Sales-Based Payments"). Such payments also may be calculated on the average daily net assets of the applicable Portfolios attributable to that particular financial intermediary ("Asset-Based Payments"). Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Portfolios in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the Portfolios for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Portfolios do not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the Portfolios in connection with client account maintenance support, statement
preparation  and  transaction  processing.   The  types  of  payments  that  the
Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Cash Payments. From time to time, the Distributor may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Portfolios. Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by Federal or state laws or any self-regulatory agency, such as the NASD. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor's guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the Portfolios, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, the Adviser or the Portfolios may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the Portfolios.

              First Year Broker or Other Selling Firm Compensation

                                   Investor pays
                                   sales charge         Selling Firm         Selling Firm
                                   (% of offering       receives             receives 12b-1       Total Selling Firm
Class A investments                price)               commission (1)       service fee (2)      compensation (3)(4)
-------------------                -------------        --------------       ---------------      -------------------
Up to $49,999                      5.00%                4.01%                0.25%                4.25%
$50,000 - $99,999                  4.50%                3.51%                0.25%                3.75%
$100,000 - $249,999                3.50%                2.61%                0.25%                2.85%
$250,000 - $499,999                2.50%                1.86%                0.25%                2.10%
$500,000 - $999,999                2.00%                1.36%                0.25%                1.60%

Investments of Class A shares of
$1 million or more (5)
First $1M - $4,999,999             --                   0.75%                0.25%                1.00%
Next $1 - $5M above that           --                   0.25%                0.25%                0.50%
Next $1 or more above that         --                   0.00%                0.25%                0.25%

Class B investments

All amounts                        --                   3.75%                0.25%                4.00%

Class C investments

All amounts                        --                   0.75%                0.25%                1.00%

Class R investments (6)

All amounts                        0.00%                0.00%                0.75%                0.75%

Class R1 investments (6)

All amounts                        0.00%                0.00%                0.50%                0.50%

Class R2 investments (6)

All amounts                        0.00%                0.00%                0.25%                0.25%

Class R3 investments (6)

All amounts                        0.00%                0.00%                0.50%                0.50%

Class R4 investments (6)

All amounts                        0.00%                0.00%                0.25%                0.25%


(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(2) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock funds, the Selling Firm receives 12b-1 fees in the first year as a percentage of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a percentage of average daily net eligible assets. Quarterly payments are made in arrears. For Class R, R1, R2, R3 and R4 shares, the Selling Firm receives 12b-1 fees effective at the time of purchase as a percentage of average daily assets (paid quarterly in arrears). See "Distribution Contracts" for description of Class R, R1, R2, R3 and R4 Service Plan charges and payments.

(3) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4) Underwriter retains the balance.

(5) See "Initial Sales Charge on Class A Shares" for a discussion on how to qualify for a reduced sales charge. John Hancock Funds, LLC may take recent redemptions into account in determining if an investment qualifies as a new investment.

(6) For purchases of Class R, R1, R2, R3, and R4, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee paid quarterly in arrears.

Contingent deferred sales charge ("CDSC") revenues collected by the Distributor may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

The NAV for each Portfolio is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. For purposes of calculating the NAV of a Fund's shares, the following procedures are utilized wherever applicable.

For purposes of calculating the NAV per share of each Fund, investment transactions are accounted for on a "trade date plus one basis" (i.e. the business day following the trade date). However, for financial reporting purposes, investment transactions are reported on the trade date.

Except for the types of securities described below, securities held by the Funds will be valued as follows:

-Securities traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the NYSE on the day the securities are being valued, or, lacking any sales, at the closing bid prices.

-Securities traded only in the OTC market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the NYSE.

-Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.

-Shares of the Funds held by the Lifestyle Portfolios are valued at their NAV as described in the Prospectus under "Valuation of Shares."

Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.


POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of JHF II has adopted the Policy Regarding Disclosure of Portfolio Holdings, see Appendix B of this SAI, to protect the interests of the shareholders of JHF II and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a Portfolio or Fund's subadvisers, principal underwriter or affiliated persons of a Portfolio or Fund's Adviser or principal underwriter.

JHF II's general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a "need to know" basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF II applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of a Portfolio or Fund, and to all third party service providers and rating agencies.

JHF II posts to its Web site at www.jhfunds.com complete portfolio holdings for a Portfolio thirty (30) days after each calendar month end, or after any material changes are made to the holdings of the Portfolio. A Portfolio also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of Portfolios' fiscal year and on Form N-CSR on the second and fourth quarter ends of Portfolios' fiscal year. Form N-Q is not required to be mailed to shareholders but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a Portfolio's portfolio holdings with their Annual and Semi-Annual Reports.

Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a Portfolio to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF II, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF II's Chief Compliance Officer ("CCO") or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.

At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Evare (holdings, daily); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Standard & Poor's (holdings, monthly with 32 day lag); Charles River (holdings and securities details, daily); and DST (NAVs, daily).

The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF II. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO's report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review.

When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF II, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF II's shareholders.

The receipt of compensation by a Portfolio, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.

INITIAL SALES CHARGE ON CLASS A SHARES

Class A, Class B and Class C shares of the Portfolios are offered at a price equal to their NAV plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge" or "CDSC"). The Portfolios do not issue share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive a Portfolio's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in a Portfolio's best interest.

The sales charges applicable to purchases of Class A shares of a Portfolio are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a Portfolio, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares of the John Hancock funds owned by the investor (see "Combination Privilege" and "Accumulation Privilege" below).

In Order To Receive The Reduced Sales Charge, The Investor Must Notify His Or Her Financial Adviser And/Or The Financial Adviser Must Notify the Portfolio's Transfer Agent, John Hancock Signature Services, Inc. ("Signature Services") At The Time Of Purchase Of The Class A Shares, About Any Other John Hancock Mutual Funds Owned By The Investor, The Investor's Spouse And Their Children Under The Age Of 21 Living In The Same Household (See "Combination And Accumulation Privilege" Below). This Includes Investments Held In A Retirement Account, An Employee Benefit Plan Or At A Broker Or Financial Adviser Other Than The One Handling Your Current Purchase. Signature Services Will Credit The Combined Value, At The Current Offering Price, Of All Eligible Accounts To Determine Whether You Qualify For A Reduced Sales Charge On Your Current Purchase. Signature Services Will Automatically Link Certain Accounts Registered In The Same Client Name, With The Same Taxpayer Identification Number, For The Purpose Of Qualifying You For Lower Initial Sales Charge Rates. You Must Notify Signature Services And Your Broker-Dealer (Financial Adviser) At The Time Of Purchase Of Any Eligible Accounts Held By Your Spouse Or Children Under 21, Living In The Same Household In Order To Insure These Assets Are Linked To Your Accounts.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows: -A Trustee or officer of a Portfolio or Fund; a Director or officer of the Adviser and its affiliates, subadvisers or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above; -A broker, dealer, financial planner, consultant, registered investment adviser, trust company or retirement plan administrator that has entered into a signed agreement with John Hancock funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients; -Individuals transferring assets held in a SIMPLE IRA, SEP, or SAR-SEP invested in the John Hancock Fund Complex directly to an IRA; -Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SAR-SEP invested in the John Hancock Fund Complex directly to a ROTH IRA; -Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or Simple IRA invested in John Hancock funds back to the original account type from which it was converted.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in Code Sections 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

-A member of a class action lawsuit against insurance companies who is investing settlement proceeds;
-Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information; -Retirement plans investing through the PruSolutions (TM) program; or

-Participants in certain qualified tuition programs under Section 529 of the Code ("529 Plans") that have a signed agreement with the John Hancock Funds Complex. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in sections 401(a), 403(b), 457 of the Code are not eligible for this provision, and will be subject to applicable sales charges.

In Kind Re-Registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock fund account, without the assets ever leaving the John Hancock Fund Complex, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by: (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his, her or their own account; (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account; and (c) groups, which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R shares of all funds in the John Hancock Fund Complex already held by such persons. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his or her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group that (1) has been in existence for more than six months; (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members; (3) utilizes salary deduction or similar group methods of payment; and (4) agrees to allow sales materials of the Portfolios in its mailings to its members at a reduced or no cost to the Distributor.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. Each Portfolio offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using a Portfolio as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These individual retirement accounts include traditional, Roth IRAs and Coverdell ESAs, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) accounts. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his or her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the applicable sales charge will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by a Portfolio to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at NAV per share without the imposition of an initial sales charge so that the Portfolios will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares, which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's NAV per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

- Proceeds of 50 shares redeemed at $12 per shares (50 x 12)           $ 600.00
- *Minus Appreciation ($12 - $10) x 100 shares                          (200.00)
- Minus proceeds of 10 shares not subject to CDSC
   (dividend reinvestment)                                              (120.00)
- Amount subject to CDSC                                               $ 280.00

* The appreciation is based on all 100 shares in the account NOT just the shares being redeemed.

Proceeds from the CDSC are paid to the Distributor and are used in whole or in part by the Distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Portfolios to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

-Redemptions made pursuant to a Portfolio's right to liquidate your account if you own shares worth less than $1,000.

-Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

-Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

-Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

-Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).

-Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

-Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

-Redemptions of Class A shares by retirement plans that invested through the PruSolutions (SM) program.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the
Code) unless otherwise noted.

-Redemptions made to effect mandatory or life expectancy distributions under the Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

-Returns of excess contributions made to these plans.

-Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Code.

Please see the following chart for some examples.

------------------------ ------------------- ----------------- ----------------- ------------------- -----------------
                           401 (a) Plan
                           (401 (k), MPP,
                           PSP) 457 & 408
Type of                    (SEPs & Simple
Distribution               IRAs)             403 (b)            457               IRA, IRA Rollover  Non-retirement
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------
Death or Disability        Waived            Waived             Waived            Waived             Waived
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------
Over 70 1/2                Waived            Waived             Waived            Waived for         12% of account
                                                                                  required minimum   value annually
                                                                                  distributions*or   in periodic
                                                                                  12% of account     payments
                                                                                  value annually
                                                                                  in periodic
                                                                                  payments.
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------
Between 59 1/2 and         Waived            Waived             Waived            Waived for Life    12% of account
70 1/2                                                                            Expectancy or      value annually
                                                                                  12% of account     in periodic
                                                                                  value annually     payments
                                                                                  in periodic
                                                                                  payments.
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------
Under 59 1/2               Waived for        Waived for         Waived for        Waived for         12% of account
(Class B and Class C       annuity           annuity payments   annuity           annuity payments   value annually
only)                      payments (72t)    (72t) or 12% of    payments (72t)    (72t) or 12% of    in periodic
                           or 12% of         account value      or 12% of         account value      payments
                           account value     annually in        account value     annually in
                           annually in       periodic           annually in       periodic
                           periodic          payments.          periodic          payments.
                           payments.                            payments.
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------
Loans                      Waived            Waived             N/A               N/A                N/A
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------
Termination of Plan        Not Waived        Not Waived         Not Waived        Not Waived         N/A
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------
Hardships                  Waived            Waived             Waived            N/A                N/A
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------
Qualified Domestic         Waived            Waived             Waived            N/A                N/A
Relations Orders
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------
Termination of             Waived            Waived             Waived            N/A                N/A
Employment Before Normal
Retirement Age
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------
Return of Excess           Waived            Waived             Waived            Waived             N/A
-------------------------- ----------------- ------------------ ----------------- ------------------ -----------------

*Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS R, R1, R2, R3, R4, R5, 5, 1 AND CLASS NAV SHARES

Class R, R1, R2, R3, R4 and R5 and 5 shares are available to 592 Plans distributed by John Hancock or one of its affiliates and retirement plans ("Retirement Plans") including pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Code, and non-qualified deferred compensation plans. Class 5 shares are only available through 529 Plans. Retirement Plans do not include retail and institutional non-retirement accounts, traditional, Rollover IRAs and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs, individual 403(b) plans and other individual retirement plans.

Class 1 shares are sold only to certain exempt separate accounts of JHLIC (U.S.A.) and JHLIC of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

Class NAV shares are sold to the five Lifestyle Portfolios of the Fund: the Lifestyle Aggressive Portfolio, Lifestyle Growth Portfolio, Lifestyle Balanced Portfolio, Lifestyle Moderate Portfolio and Lifestyle Conservative Portfolio.

SPECIAL REDEMPTIONS

Although it would not normally do so, each Portfolio has the right to pay the redemption price of shares of the Portfolio in whole or in part in portfolio securities as prescribed by the Trustees. When a shareholder sells any portfolio securities received in a redemption of Portfolio shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the Portfolio's NAV.

JHF II has adopted Procedures Regarding Redemptions in Kind by Affiliates (the "Procedures") to facilitate the efficient and cost effective movement of Portfolio and Fund assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company such as each Portfolio and Fund from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in-kind distribution of Portfolio and Fund securities. However, under a no-action letter issued by the SEC staff, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in-kind redemptions by affiliated Portfolio and Fund shareholders subject to specified conditions, including that:
-the distribution is effected through a pro rata distribution of the distributing Portfolio's or Fund's portfolio securities;
-the distributed securities are valued in the same manner as they are in computing the Portfolio's or Fund's NAV; neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and
-the Trustees of the Portfolio or Fund, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the Portfolio or Fund.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. JHF II permits exchanges of shares of any class for shares of the same class in any other Portfolio or Fund within John Hancock Fund Complex offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Investors may exchange Class I, R, R1, R2, R3, R4 and R5 shares for the same Class of other John Hancock funds or John Hancock Money Market Fund Class A. Investors may exchange shares from Class I, R, R1, R2, R3, R4 or R5 shares into Class A shares of the Money Market Fund.

Exchanges between Portfolios or Funds are based on their respective NAVs. No sales charge is imposed, except on exchanges of Class A shares from the Money Market Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from the Portfolio or Fund to a non-John Hancock investment, the one-year CDSC applies.

Each Portfolio and Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in a Portfolio or Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one Portfolio or Fund and the purchase of shares of another for Federal income tax purposes. An exchange may result in a taxable gain or loss. See "Additional Information Concerning Taxes."

Systematic Withdrawal Plan. JHF II permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of shares. Since the redemption price of shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Portfolio or Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Portfolio or Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Portfolio and Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus for Class A, Class B and Class C shares. The program, as it relates to automatic investment checks, is subject to the following conditions: -The investments will be drawn on or about the day of the month indicated. -The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks. -The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement Or Reinvestment Privilege. If Signature Services and financial adviser are notified prior to reinvestment, a shareholder who has redeemed shares of a Portfolio or Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Portfolio or Fund and account from which it was removed, subject to the minimum investment limit in that Portfolio or Fund. The proceeds from the redemption of Class A shares may be reinvested at NAV without paying a sales charge in Class A shares of the Portfolio or Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at NAV in additional shares of the same class and fund and account from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

A Portfolio or Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Portfolio or Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of fund shares will be treated for tax purposes as described under the caption "Additional Information Concerning Taxes".

Retirement plans participating in Merrill Lynch's or The Princeton Retirement Group, Inc.'s servicing programs:
-Class  A  shares  are  available  at NAV for  Merrill  Lynch  or The  Princeton
Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

-For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at NAV).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Portfolios may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Portfolios will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the Portfolio for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a Portfolio for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Portfolio and/or the Distributor.

DESCRIPTION OF FUND SHARES

The Trustees are responsible for the management and supervision of each Fund and Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Portfolio or Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, Funds or Portfolios and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of ninety nine
(99) series. Additional series may be added in the future. The Trustees have also authorized the issuance of fourteen (14) classes of shares of each Fund or Portfolio, designated as Class A, Class B, Class C, Class NAV, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class I, Class 1 and Class 5. Not all Funds or Portfolios will issue all classes of shares. Additional classes of shares may be authorized in the future.

The shares of each class of a Fund or Portfolio represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund or Portfolio. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a Fund or Portfolio may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a Fund or Portfolio, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund or Portfolio available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the 1940 Act or the Declaration of Trust, no Fund or Portfolio has the intention of holding annual meetings of shareholders. Fund or Portfolio shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund or Portfolio's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Funds or Portfolios. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of a Fund or Portfolio. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of each fund. The Declaration of Trust also provides for indemnification out of a Fund or Portfolio's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no Fund or Portfolio shall be liable for the liabilities of any other Fund or Portfolio. Furthermore, no Fund or Portfolio included in a Prospectus shall be liable for the liabilities of any other Fund or Portfolio within the John Hancock Fund Complex. Liability is therefore limited to circumstances in which a Fund or Portfolio itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

Each Portfolio reserves the right to reject any application that conflicts with the Portfolio's internal policies or the policies of any regulatory authority. JHF II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Portfolio or Portfolios from which a redemption was made or dividend paid. Information provided on the account application may be used by the Portfolios to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of a Portfolio generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.

ADDITIONAL INFORMATION CONCERNING TAXES

The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all Federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to Federal, state, local or foreign taxes.

JHF II believes that each Portfolio and Fund will qualify as a regulated investment company under Subchapter M of the Code. If any Portfolio or Fund of JHF II does not qualify as a regulated investment company, it will be subject to U.S. Federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, no Portfolio or Fund will be subject to U.S. Federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.

A Portfolio will be subject to a non-deductible 4% excise tax to the extent that the Portfolio does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a Portfolio that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each Portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company's variable annuity and life insurance contracts.

To qualify as a regulated investment company for income tax purposes, a Portfolio must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. On December 16, 2005, the Internal Revenue Service issued a revenue ruling that, as later modified, would cause certain income from certain commodities-linked derivatives in which certain Portfolios invest to not be considered qualifying income after September 30, 2006 for purposes of the 90% test. This ruling limits the extent to which a

Portfolio may receive income from such commodity-linked derivatives after September 30, 2006 to a maximum of 10% of its annual gross income. It is currently unclear which types of commodity-linked derivatives are affected by the revenue ruling, although it appears that certain commodity-linked notes are not affected.

A "qualified publicly traded partnership" is a publicly traded partnership other than a publicly traded partnership, which would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies ("RIC-type income"). Qualified publicly traded partnerships therefore are publicly traded partnerships, which derive more than 10% of their gross income from other types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income. All of the income received by a Portfolio from its investment in a qualified publicly traded partnership, which invests in commodities or commodity-linked derivatives will be income satisfying the regulated investment company 90% test only if more than 10% of such partnership's gross income is such commodities-based income. If the commodities-based income of such partnership is only 10% or less of its gross income in any taxable year, and 90% or more of its gross income is RIC-type income, then the share of such commodities-based income allocable to a Portfolio investing in such partnership would not be income satisfying the regulated investment company 90% test for the Portfolio's taxable year. In such event, the Portfolio could fail to qualify as a regulated investment company if its income that is not regulated investment company qualifying income exceeds 10% of its gross income for the taxable year.

If a Portfolio failed to qualify as a regulated investment company, the Portfolio would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Portfolio to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Portfolio. Compliance with the regulated investment company 90% test is carefully monitored by the Adviser and the subadvisers and it is intended that the Portfolios will comply with the requirements for qualification as regulated investment companies.

The Code was amended in 2004 to allow regulated investment companies to invest up to 25% of their assets in "qualified publicly traded partnerships" and to provide that the net income allocated to a regulated investment company investing in such partnerships would be qualifying income for purposes of the 90% gross income test. In order to maintain its status as a regulated investment company, a Portfolio must have a deduction for dividends paid during its taxable year at least equal to 90% of its investment company taxable income for such year. Additionally, a regulated investment company is subject each calendar year to a nondeductible 4% excise tax on its under distribution of dividends to the extent that it fails to distribute the sum of 98% of its ordinary income for such calendar year, plus 98% of its capital gain net income for the 1-year period on October 31 of such calendar year, plus 100% of any prior year's shortfall. A Portfolio investing in publicly traded partnerships might be required to recognize in its taxable year income in excess of its cash distributions from such publicly traded partnerships and its proceeds from dispositions of partnership interests during that year. Such income, even if not reported to the Portfolio by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company distribution requirements and would be taken into account for purposes of the 4% excise tax.

To qualify as a regulated investment company, a Portfolio must also satisfy certain requirements with respect to the diversification of its assets. A Portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the Portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the Portfolio's assets may be invested in securities (other than United States government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers that the Portfolio controls and that are engaged in the same or similar trades or businesses or related trades or businesses.

A Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the Portfolio elects to accrue market discount on a current basis. In addition, income may continue to accrue for Federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Portfolio and therefore, would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Portfolio, such Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.

Certain of the Portfolios may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see "Investment Policies -- Hedging and Other Strategic Transactions"). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a Portfolio and defer recognition of certain of the Portfolio's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Portfolio to "mark-to-market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.

Portfolios investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a Portfolio purchases shares in a "passive foreign investment company" (a "PFIC"), the Portfolio may be subject to U.S. Federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a "qualified electing Portfolio" under the Code, in lieu of the foregoing requirements, the Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing Portfolio, even if not distributed to the Portfolio. Alternatively, a Portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Portfolio might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.

Additional Tax Considerations. If a Portfolio failed to qualify as a regulated investment company, the Portfolios would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio; to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.

PORTFOLIO BROKERAGE

Pursuant to the Subadvisory Agreements, the subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Fund. The subadvisers have no formula for the distribution of the Fund's brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.

Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:
-price, dealer spread or commission, if any;
-the reliability, integrity and financial condition of the broker-dealer;
-size of the transaction;
-difficulty of execution;
-brokerage and research services provided; and -confidentiality and anonymity.

Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser's overall responsibilities with respect to the fund and any other accounts managed by the subadviser, could result in the applicable Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.

Soft Dollar Considerations. In selecting brokers and dealers, the subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser's overall responsibilities with respect to the fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A "step-out" is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.

Subadvisers may also receive research or research credits from brokers, which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because a subadviser and its affiliates receive such services.

As noted above, a subadviser may purchase new issues of securities for the Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended, because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, the NASD has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
-the value of securities;
-the advisability of purchasing or selling securities;
-the availability of securities or purchasers or sellers of securities; and -analyses and reports concerning: (a) issuers; (b) industries; (c) securities;
(d) economic, political and legal factors and trends; and (e) portfolio strategy.

Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.

To the extent research services are used by the subadvisers, such services would tend to reduce such party's expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for funds of JHF II, which may not be used in connection with a fund, will also be available for the benefit of other funds managed by the subadvisers.

Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the Funds of JHF II. Although investment determinations for the Funds will be made by the subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Funds by the subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Funds and other accounts. In such circumstances, the subadvisers may determine that orders for the purchase or sale of the same security for the Funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisers to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.

Affiliated Underwriting Transactions by the Subadvisers. JHF II has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisers participate. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase.

Brokerage Commissions Paid. Effective January 18, 2007, the Portfolios' fiscal year end changed from August 31 to December 31. For the fiscal years ended August 31 and December 31, 2006, no Portfolio paid brokerage commissions in connection with portfolio transactions.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., Signature Services, 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000, a wholly-owned indirect subsidiary of MFC, is the transfer and dividend paying agent for the Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 5 shares of the Funds and Portfolios. Each Fund and Portfolio pays Signature Services monthly a fee, which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account and $15.00 for each Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shareholder account. There are no monthly service fees for Class 1 or Class 5 shareholder accounts. The Portfolio also pays Signature Services monthly a fee, which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B, C, R, R1, R2, R3, R4 and R5 shares. For Class A, B, C, R, R1, R2, R3, R4 and R5 shares, the Portfolio also pays certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative NAVs. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the funds. For such shareholders, Signature Services does not charge its account fee.

LEGAL AND REGULATORY MATTERS

There are no legal proceedings to which JHF II, the Adviser or the principal underwriter is a party that are likely to have a material adverse effect on the Portfolios or the ability of the Adviser or principal underwriter to perform its contract with the Portfolios.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the JHF II as of fiscal year ended December 31, 2006, including the related financial highlights which appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as indicated in their report with respect thereto, and are incorporated herein by reference in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, MA 02110.

REPORTS TO SHAREHOLDERS

In January 2007, the Lifestyle Portfolios changed fiscal year ends from August 31st to December 31st. The financial statements for the Portfolios' fiscal year ended December 31, 2006 are incorporated herein by reference from each Portfolio's most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.

CUSTODY OF PORTFOLIO SECURITIES

State Street Bank and Trust Company ("State Street"), 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the Funds' and Portfolios' assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.

CODES OF ETHICS

JHF II, the Adviser, the Distributor and each subadviser to the Funds and Portfolios have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities including securities that may be purchased or held by a fund.

APPENDIX A

DESCRIPTION OF BOND RATINGS

The ratings of Moody's Investors Service, Inc. and Standard & Poor's Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.

MOODY'S INVESTORS SERVICE, INC.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:  Obligations  rated Baa are  subject  to  moderate  credit  risk.  They are
considered   medium-grade   and  as  such  may   possess   certain   speculative
characteristics.

Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.

B: Obligations rated B are considered speculative elements and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

STANDARD & POOR'S RATINGS GROUP

AAA: An  obligation  rated `AAA' has the highest  rating  assigned by Standard &
Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated `AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C: Obligations rated `BB', `B', `CCC' `CC' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated `CC' is currently highly vulnerable to nonpayment.

C: The `C' rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from `AA' to `CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

FITCH INVESTORS SERVICE ("Fitch")

Investment Grade

AAA: Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. `AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. `A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. `B' ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative.
o For issuers and performing obligations, `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
o For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of `R1' (outstanding).

CCC
o For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
o  For   individual   obligations,   may  indicate   distressed  or  defaulted
   obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of `R2' (superior), or `R3' (good) or `R4' (average).

CC
o  For  issuers  and  performing  obligations,  default  of some kind  appears probable.
o For individual obligations, may indicate distressed or defaulted obligations with Recovery Rating of `R4' (average) or `R5' (below average).

C
o  For issuers and performing obligations, default is imminent.
o  For   individual   obligations,   may  indicate   distressed  or  defaulted
   obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of `R6' (poor).

RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
- the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or
- the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated `D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of `C' to `B' rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the `B' or CCC-C categories.

Default  is   determined   by  reference  to  the  terms  of  the   obligations'
documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Standard and Poor's

Commercial Paper
A standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

A-1
This  designation  indicates that the degress of safety regarding timely payment
is  strong.   Those  issues   determined  to  possess  extremely  strong  safety
characteristics are denoted with a plus sign (+) designation.

A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1'.

A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B
Issues rated `B' are regarded as having only speculative capacity for timely payment.

C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D
Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

Dual Ratings
Standard & Poor's assigns `dual' rating to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, `AAA/A-1+'). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, `SP-1+/A-1+').

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

TAX-EXEMPT NOTE RATINGS

Moody's

Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.

Standard and Poor's

Short-Term Issue
A Standard & Poor's U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
  o Amoritization schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as note; and
  o Source of payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3
Speculative capacity to pay principal and interest.

APPENDIX B

                             ADOPTED AUGUST 23, 2005

                              JOHN HANCOCK FUNDS II
                             JOHN HANCOCK FUNDS III

                POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of John Hancock Funds II and John Hancock Funds III (individually, the "Trust" and collectively, the "Trusts") to provide Nonpublic Information regarding portfolio holdings of the Trusts to Nonaffiliated Persons of the Trusts only in the limited circumstances noted below. It is also the policy of the Trusts only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons, on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trusts consider Nonpublic Information regarding portfolio holdings of the Trusts to be confidential and the intent of this policy is to guard against selective disclosure of such information in a manner that would not be in the best interests of shareholders of the Trusts.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the prospectuses of the Trusts or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) the Trusts, (b) the Trusts' investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Trusts' custodian and (f) the Trusts' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

            DISCLOSURE OF PORTFOLIO HOLDINGS TO NONAFFILIATED PERSONS

Subject to the pre-approval of the Trusts' Chief Compliance Officer, the Trusts or their adviser or principal underwriter or any of their subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

1. RATING ORGANIZATIONS

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

2. VESTEK (THOMPSON FINANCIAL)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

3. PROXY VOTING SERVICES

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

4. COMPUTER SOFTWARE

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

5. COURTS AND REGULATORS

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the Trust's adviser or principal underwriter, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

6. INSTITUTIONAL TRADERS

Nonpublic Information regarding Trust portfolio holdings (for example, aggregated lists of all fixed income holdings - names only) may be provided to institutional traders to assist in research and trade execution if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

7. OTHER PERSONS

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.

             DISCLOSURE OF PORTFOLIO HOLDINGS TO AFFILIATED PERSONS

The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

                       RESOLUTION OF CONFLICTS OF INTEREST

If the Trust or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Trust shareholders.

                POSTING OF TRUST PORTFOLIO HOLDINGS ON A WEBSITE

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);

2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and

3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

                                CHANGES TO POLICY

Any material changes to this policy must be approved by the Trusts' Board of Trustees.

                    REPORTS TO THE TRUST'S BOARD OF TRUSTEES

The CCO shall report any material issues that may arise under this policy to the Trusts' Board of Trustees no later than the Board meeting following the arising of the issue.

         APPLICABILITY OF POLICY TO THE TRUSTS' ADVISER AND SUBADVISERS

This policy shall apply to the Trusts' Adviser and each of its subadvisers.

         APPENDIX A TO POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS

I. Employees* of John Hancock Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trusts, the Trusts' investment adviser, John Hancock Investment Management Services LLC or the Trusts' principal underwriter, John Hancock Distributors LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to either of the Trust.

III. Employees* of the Trusts' custodian who provide services to either of the Trust.

IV. Employees* and partners of the Trusts' certified public accounting firm who provide services to either of the Trust.

* Includes temporary employees

APPENDIX C

PORTFOLIO MANAGER INFORMATION

        MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL")
                              Lifestyle Portfolios

PORTFOLIO MANAGER INVESTMENTS IN EACH FUND MANAGED (As of February 28, 2007):
None

OTHER MANAGED ACCOUNTS (As of February 28, 2007)


                                                          Total
                     Registered   Assets     Pooled       Assets                    Assets       Assets
                     Investment   Managed    Investment   Managed                   Managed      Managed
     Trust           Company      ($ US      Vehicle      ($ US        Other        ($ US        ($ US
    Manager          Accounts     millions)  Accounts     millions)    Accounts     millions)    millions)
                                                                                    (Worldwide)  (Worldwide)
 ------------        ----------   ---------  ----------   ---------    --------     ---------    -----------

 Steve Orlich            21       $ 45228.9                               21         $4477.3      $49706.2

Potential Conflicts of Interest. Portfolio managers at MFC Global may manage numerous portfolios or accounts and as a result, actual or apparent conflicts of interest may arise.

The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MFC Global does not track the time a portfolio manager spends on a single portfolio, however, MFC Global will regularly assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. MFC Global seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.

Conflicts of interest may also arise when allocating and/or aggregating trades. Although a portfolio manager will make investment determinations for a portfolio independently from the investment determinations made by them for any other portfolio, investments may be deemed appropriate for more than one portfolio. In such circumstances, MFC Global may determine that orders for the purchase or sale of the same security for more than one portfolio should be combined. In this event, the transactions will be priced and allocated in a manner deemed to be equitable and in the best interests of all portfolios participating in the transaction.

MFC Global has implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts. In addition, MFC Global monitors a variety of other matters, including compliance with a portfolio or account's investment guidelines and compliance with MFC Global's Code of Ethics.

     Structure of Compensation .

     MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance-based bonus is based upon the investment performance of all accounts managed by the portfolio manager over a one-year period. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). The amount of the performance based bonus and participation in equity ownership also reflects the seniority and role of each portfolio manager. MFC Global seeks to ensure retention of portfolio managers through competitive compensation that rewards both individual and team performance. In order to be competitive in the industry, the overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys.

To ensure ongoing competitiveness, total compensation for investment professionals is compared to external asset management organizations on an annual basis, as a minimum; any adjustments to base pay or annual incentive design are made at that time.

Base salary under Asset Management Compensation structure is determined by grade levels / function.

Annual Incentive Plan (AIP) bonus targets range from 10% to 80% of base salary determined by function, grade level and competitive practice, and can reach a maximum of 250% of bonus target depending on company, divisional, individual and portfolio performance.


Stock Option Plan is available for Vice Presidents and above. Restricted Share Unit Grants are available for Assistant Vice Presidents, Vice Presidents and above. Grants issued are dependent upon an individual's long term performance, retention risk, future potential and market conditions.


Ownership of Trust Shares. None of the portfolio managers own shares of any of the Portfolios they manage.

         APPENDIX D

         September 2005

         John Hancock Funds II
         John Hancock Funds III
         Proxy Voting Policies and Procedures



         Table of Contents

I.       Delegation of Proxy Voting to Subadvisers
A.       Delegation
B.       Proxy Voting Policies and Procedures
C.       Underlying Funds

II.      Material Conflicts of Interest

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record.
         Disclosure of Proxy Voting Procedures
A. Disclosure of Procedures in the Statement of Additional Information of the Trust
B.       Disclosure in Annual and Semi-Annual Report
C.       Filing of Proxy Voting Record on Form N-PX

IV.      Annual Approval of Proxy Voting Policies and Procedures


         * * *

I.       Delegation of Proxy Voting to Subadvisers

A.       Delegation

         The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

B.       Proxy Voting Procedures

         Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

C.       Underlying Funds

         With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

II.      Material Conflicts of Interest

         If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.
         If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the

         Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

A. Disclosure of Policies and Procedures in the Statement of Additional Information

         The Trusts shall disclose in their Statements of Additional Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

B.       Disclosure in Annual and Semi-Annual Report

         The Trusts shall disclose in their annual and semi-annual shareholder reports that:

a)       a description of the Trusts' proxy voting policies and procedures and
b) the Trusts' proxy voting record for the most recent 12 month period ending June 30th, are available:
1.       on the SEC's website, and
2. without charge, upon request, by calling a specified toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

C.       Filing of Proxy Voting Record on Form N-PX

         The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

IV.      Annual Approval of Proxy Voting Procedures

         The Trusts' proxy voting policies and procedures shall be re-approved by the Trusts' Boards of Trustees at least annually.

         MFC Global Investment Management

         MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED


         PROXY VOTING POLICY











         ISSUED: AUGUST 2003

         MFC Global Investment Management (U.S.A.) Limited ("MFC-GIM (USA)") manages money on behalf of, or provides investment advice to, clients.

         Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.

         In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time ("Advisers Act"), and any other law which governs the exercise of voting rights by an investment adviser.

         A proxy is a shareholder's right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company's shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.


         Fiduciary Duty Guideline Requirements

         When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.

         Our Policy

         A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See "Proxy Committees" and "Proxy Services" below.

         When voting proxies, the following standards apply:

         o The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client's investment guidelines.

         o Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services ("ISS") (see "Proxy Service" below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See "Proxy Committees" below.

         o Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.

         o The quality of a company's management is a key consideration factor in the Portfolio Manager's investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company's management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

         o As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client's preferences and the Conflict Procedures set out below.

         MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.

         Proxy Services

         Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.

         MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS's research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See "Proxy Committees" below.

         MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

         Proxy Committees

         From time to time proxy voting issues arise generally or with respect to a specific vote. In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.

         One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee's deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See "Documentation and Client Notification Requirements" below.


         Conflicts Procedures

         MFC-GIM (USA) is required to monitor and resolve possible material conflicts ("Conflicts") between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation ("MFC") and The Manufacturers Life Insurance Company ("MLI"). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.

         Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.

         In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee's deliberations, but shall not be entitled to vote as a member of the Committee.

         The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.

         Documentation and Client Notification Requirements

         The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as

         (i) proxy voting procedures and policies, and all amendments thereto;

         (ii) all proxy statements received regarding client securities;

         (iii) a record of all votes cast on behalf of clients;

         (iv) records of all client requests for proxy voting information;

         (v) any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;

         (vi) all records relating to communications with clients regarding conflicts of interest in voting; and

         (vii) any other material required by law to be kept from time to time.

         MFC-GIM(USA) shall describe to clients, or provide a copy of, it's proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a).(1) Agreement and Declaration of Trust dated June 28, 2005.*

(a).(2) Amended and Restated Agreement and Declaration of Trust dated August 12, 2005.**

(a).(3) Amendment dated September 29, 2006, to the Amended and Restated Declaration of Trust dated August 12, 2005 #

(b)     By-laws of the Registrant dated June 28, 2005.*

(c)     See Exhibits (a) and (b).

(d)     Advisory Agreement and Subadvisory Agreements.

(d).(1) Advisory Agreement.****

(d).(2) Form of Amendment to Amended and Restated Advisory Agreement relating to the Income Fund, Mutual Shares Fund, Mid Cap Intersection Fund and Emerging Markets Value Fund. ##

(d).(3) Amendment dated April 28, 2006 to Amended and Restated Advisory Agreement relating to the U.S. Government Securities Fund, Strategic Bond Fund, High Yield Fund, International Opportunities Fund, All Cap Growth Fund, Capital Appreciation Fund, Emerging Small Company Fund, International Small Company Fund, Mid Cap Value Equity Fund, Absolute Return Fund, Real Estate Equity Fund, Global Real Estate Fund and the High Income Fund. #

(d).(4) Amendment dated June 30, 2006 to Amended and Restated Advisory Agreement relating to the Core Bond Fund, Dynamic Growth Fund, Large Cap Fund, Large Cap Value Fund, Mid Cap Core Fund, Special Value Fund, Utilities Fund, Value & Restructuring Fund and Vista Fund. #

(d).(5) Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc.****

(d).(6) Amendment dated April 28, 2006 to Subadvisory Agreement relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. #

(d).(7) Amendment dated June 30, 2006 to Subadvisory Agreement relating to Mid Cap Core Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. #

(d).(8) Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc.****

(d).(9) Amendment dated June 30, 2006 to Subadvisory Agreement relating to Vista Fund and Small Company Fund between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. #

(d).(10)Subadvisory Agreement dated September 30, 2006 between John Hancock Investment Management Services, LLC and BlackRock Investment Management, LLC. #

(d).(11)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P.
        ****

(d).(12)Subadvisory  Agreement  dated  October 17,  2005  between  John  Hancock
        Investment  Management  Services,   LLC  and  Declaration  Management  &
        Research LLC.****

(d).(13)Subadvisory  Agreement  dated  October 17,  2005  between  John  Hancock
        Investment Management Services, LLC and Deutsche Asset Management, Inc.****

(d).(14)Amendment dated April 28, 2006 to Subadvisory Agreement relating to Global Real Estate Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. #

(d).(15)Amendment dated June 30, 2006 to Subadvisory Agreement relating to Dynamic Growth Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. #

(d).(16)Amended and Restated Subadvisory Consulting Agreement dated October 17, 2005 relating to Lifestyle Portfolios between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. #

(d).(17)Research,  Advisory and Investment  Management Agreement dated April 28,
        2006  between  RREEF  America  L.L.C.   and  Deutsche  Asset  Management
        International GmbH. #

(d).(18)Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Asset Management (Hong Kong) Limited. #

(d).(19)Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C and RREEF Global Advisors Limited. #

(d).(20)Research, Advisory and Investment Management Agreement dated April 28, 2006 between Deutsche Asset Management, Inc. and RREEF America L.L.C. #

(d).(21)Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Investments Australia Limited. #

(d).(22)Subadvisory   Agreement  dated  April  28,  2006  between  John  Hancock
        Investment Management Services, LLC and Dimensional Fund Advisors Inc., Inc.#

(d).(23)Form of Amendment to Subadvisory Agreement related to Emerging Markets Value Fund and International Small Company Fund between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc., Inc. ##

(d).(24)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Franklin Advisers, Inc.****

(d).(25)Form of Subadvisory Agreement relating to Income Fund between John Hancock Investment Management Services, LLC and Franklin Advisers, LLC.
        ##

(d).(26)Form of Subadvisory Agreement relating to Mutual Shares Fund between John Hancock Investment Management Services, LLC and Franklin Mutual Advisers, LLC. ##

(d).(27)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Fund Asset Management Services, LLC. #

(d).(28)Amendment dated June 1, 2006 to Subadvisory Agreement relating to Large Cap Value Fund between John Hancock Investment Management Services, LLC and Fund Asset Management Services, Inc. #

(d).(29)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth & Income Fund).****

(d).(30)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Fund).****

(d).(31)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Opportunities Fund).****

(d).(32)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Stock Fund).****

(d).(33)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Intrinsic Value Fund).****

(d).(34)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Managed Fund).****

(d).(35)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (U.S. Multi-Sector Fund).****

(d).(36)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Value Opportunities Fund).****

(d).(37)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Growth Fund). #

(d).(38)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Independence Investment LLC.****

(d).(39)Subadvisory Agreement dated May 31, 2006 between John Hancock Investment Management Services, LLC and CCM Holdings IV, LLC. #

(d).(40)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Jennison Associates LLC.****

(d).(41)Amendment dated April 28, 2006 to Subadvisory Agreement relating to Capital Appreciation Fund between John Hancock Investment Management Services, LLC and Jennison Associates LLC. #

(d).(42)Subadvisory   Agreement  between  John  Hancock  Investment   Management
        Services, LLC and John Hancock Advisers.****

(d).(43)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Legg Mason Capital Management, Inc.****

(d).(44)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Lord, Abbett & Co.****

(d).(45)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC.****

(d).(46)Amendment  to  Subadvisory  Agreement  dated April 28, 2006  relating to
        International   Opportunities   Fund  between  John  Hancock  Investment
        Management Services, LLC and Marsico Capital Management, LLC. #

(d).(47)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company.****

(d).(48)Amendment to Subadvisory Agreement dated June 30, 2006 relating to Strategic Value Fund and Utilities Fund between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company. #

(d).(49)Subadvisory   Agreement  between  John  Hancock  Investment   Management
        Services, LLC and Mercury Advisors (Fund Asset Management, L.P.).****

(d).(50)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited.****

(d).(51)Amendment  to  Subadvisory  Agreement  dated April 28, 2006  relating to
        Absolute  Return  Fund  between  John  Hancock   Investment   Management
        Services, LLC and MFC Global Investment Management (U.S.A.) Limited. #

(d).(52)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Morgan Stanley Investment Management.****

(d).(53)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Munder Capital Management.****

(d).(54)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pacific Investment Management Company.****

(d).(55)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pzena Investment Management, LLC.****

(d).(56)Subadvisory   Agreement  dated  April  28,  2006  between  John  Hancock
        Investment Management Services, LLC and RCM Capital Management LLC. #

(d).(57)Amendment dated October 6, 2006 to Subadvisory Agreement relating to Science and Technology Fund between John Hancock Investment Management Services, LLC and RCM Capital Management LLC. #

(d).(58)Subadvisory   Agreement  dated  April  28,  2006  between  John  Hancock
        Investment Management Services, LLC and RiverSource Investments, LLC. #

(d).(59)Subadvisory  Agreement  dated  October 17,  2005  between  John  Hancock
        Investment   Management   Services,   LLC  and  Salomon  Brothers  Asset
        Management Inc. #

(d).(60)Subadvisory  Agreement  dated  December  1, 2005  between  John  Hancock
        Investment   Management   Services,   LLC  and  Salomon  Brothers  Asset
        Management Inc.****

(d).(61)Amendment dated June 30, 2006 to Subadvisory Agreement relating to Special Value Fund between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. #

(d).(62)Subadvisory   Agreement  dated  April  28,  2006  between  John  Hancock
        Investment Management Services,  LLC and Sovereign Asset Management LLC.
        #

(d).(63)Transfer Agreement on behalf of Active Bond and Strategic Income Funds transferring John Hancock Advisers, LLC's ("JHA") rights and obligations under the Subadvisory Agreement between John Hancock Investment Management Services, LLC and JHA to Sovereign Asset Management LLC.*****

(d).(64)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and SSgA Funds Management, Inc.****

(d).(65)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Sustainable Growth Advisers, L.P. ****

(d).(66)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc.****

(d).(67)Amendment dated April 28, 2006 to Subadvisory Agreement relating to Real Estate Equity Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. #

(d).(68)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Global Advisors Limited.****

(d).(69)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Investment Counsel, Inc.****

(d).(70)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and UBS Global Asset Management.****

(d).(71)Amendment  dated June 30,  2006 to  Subadvisory  Agreement  relating  to
        Global   Allocation  Fund  and  Large  Cap  Fund  between  John  Hancock
        Investment Management Services, LLC and UBS Global Asset Management. #

(d).(72)Subadvisory Agreement dated October 17, 2006 between John Hancock Investment Management Services, LLC and United States Trust Company, N.A., Asset Management Division and U.S. Trust New York Asset Management Division.****

(d).(73)Amendment dated October 1, 2006 to Subadvisory Agreement relating to Value and Restructuring Fund between John Hancock Investment Management Services, LLC and United States Trust Company, N.A., Asset Management Division and U.S. Trust New York Asset Management Division. #

(d).(74)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP.****

(d).(75)Form  of  Amendment  to  Subadvisory   Agreement  relating  to  Mid  Cap
        Intersection Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. ##

(d).(76)Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc.****

(d).(77)Amendment dated June 30, 2006 to Subadvisory Agreement relating to Core Bond Fund and U.S. High Yield Fund between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. #

(d).(78)Subadvisory   Agreement  dated  April  28,  2006  between  John  Hancock
        Investment  Management  Services,   LLC  and  Western  Asset  Management
        Company. #

(d).(79)Sub - Subadvisory Agreement dated April 28, 2006 between Western Asset Management Company and Western Asset Management Company Limited. #

(e)     Distribution  Agreement  between  Registrant  and  John  Hancock  Funds,
        LLC.****

(f)     Not Applicable.

(g)     Custodian Agreement.***

(h)     Other Material Contracts.

(h).(1) Master Transfer Agency and Service Agreement.****

(h).(2) Expense Limitation Agreement.****

(h).(3) Form of Class R Service Plan.********

(h).(4) Form of Class R1 Service Plan.********

(h).(5) Form of Class R2 Service Plan.********

(h).(6) Class R3 Service Plan. *********

(h).(7) Class R4 Service Plan. *********

(h).(8) Class R5 Service Plan. *********

(i)     Not Applicable.

(j)     Consent of Independent Registered Public Accounting Firm.+

(k)     Not Applicable.

(l)     Not Applicable.

(m)     Plan of Distribution pursuant to Rule 12b-1.

(m).(1) Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares.****

(m).(2) Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares.****

(m).(3) Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares.****

(m).(4) Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares.****

(m).(5) Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares.****

(m).(6) Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares. ********

(m).(7) Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class R1 Shares. ********

(m).(8) Form of Plan of Distribution pursuant to Rule 12b-1 relating to Class R2 Shares. ********

(m).(9) Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares.****

(m).(10)Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares.****

(m).(11)Plan of Distribution pursuant to Rule 12b-1 relating to Class R5 Shares.********

(n)     Amended Multiple Class Plan pursuant to Rule 18f-3.********

(o)     Not Applicable.

(p) Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p).(1) Code of Ethics for John Hancock Funds II.#

(p).(2) Code of Ethics for John Hancock Investment Management Services LLC.#

(p).(3) Code of Ethics for A I M Capital Management, Inc.#

(p).(4) Code of Ethics for American Century Investments.#

(p).(5) Code of Ethics for BlackRock Investment Management LLC.#

(p).(6) Code of Ethics for ClearBridge Advisors, LLC.#

(p).(7) Code of Ethics for Davis Selected Advisors, L.P.#

(p).(8) Code of Ethics for Declaration Management & Research LLC.#

(p).(9) Code of Ethics for Deutsche Asset Management, Inc. (U.S.).#

(p).(10)Code of Ethics for Dimensional Fund Advisors, Inc.#

(p).(11)Code of Ethics for Franklin Templeton.#

(p).(12)Code of Ethics for Fund Asset Management, L.P.(Mercury Advisors)(Merrill Lynch Investment Managers).#

(p).(13)Code of Ethics for Grantham, Mayo, Van Otterloo & Co. LLC.#

(p).(14)Code of Ethics for Independence Investment LLC.#

(p).(15)Code of Ethics for Jennison Associates LLC.#

(p).(16)Code of Ethics for John Hancock Advisers.#

(p).(17)Code of Ethics for Legg Mason Funds Management, Inc.#

(p).(18)Code of Ethics for Lord, Abbett & Co.#

(p).(19)Code of Ethics for MFC Global Investment Management (U.S.A.) Limited.#

(p).(20)Code of Ethics for Marsico Capital Management, LLC.#

(p).(21)Code of Ethics for Massachusetts Financial Services Company.#

(p).(22)Code of Ethics for Morgan Stanley Investment Management.#

(p).(23)Code of Ethics for Munder Capital Management.#

(p).(24)Code of Ethics for Pacific Investment Management Company.#

(p).(25)Code of Ethics for Pzena Investment Management, LLC.#

(p).(26)Code of Ethics for RCM Capital Management.#

(p).(27)Code of Ethics for RiverSource Investments (Ameriprise): Retail Access.#

(p).(28)Code of Ethics for Salomon Brothers (Citigroup) Asset Management Inc.#

(p).(29)Code of Ethics for SSgA Funds Management, Inc.#

(p).(30)Code of Ethics for Sovereign Asset Management.#

(p).(31)Code of Ethics for Sustainable Growth Advisers, L.P.#

(p).(32)Code of Ethics for T. Rowe Price Associates, Inc.#

(p).(33)Code of Ethics for UBS Global Asset Management.#

(p).(34)Code of Ethics for United States Trust Company.#

(p).(35)Code of Ethics for Wellington Management Company, LLP.#

(p).(36)Code of Ethics for Wells Capital Management, Inc.#

(p).(37)Code of Ethics for Western Asset Management.#

(q)     Power of Attorney.*******

* Previously filed electronically with initial registration statement on Form N-1A (file numbers 811-21779 and 333-126293) on June 30, 2005, accession number 0000950135-05-003640.

** Previously filed electronically with pre-effective amendment number 1 (file numbers 811-21779 and 333-126293) on September 30, 2005, accession number 0000950135-05-005616.

*** Previously filed electronically with pre-effective amendment number 2 (file numbers 811-21779 and 333-126293) on October 13, 2005, accession number 0000950135-05-005745.

**** Previously filed electronically with post-effective amendment number 2 (file numbers 811-21779 and 333-126293) on January 10, 2006, accession number 0001010521-06-000023.

***** Previously filed electronically with post-effective amendment number 3 (file numbers 811-21779 and 333-126293) on January 31, 2006, accession number 0001010521-06-000054.

****** Previously filed electronically with post-effective amendment number 4 (file numbers 811-21779 and 333-126293) on February 10, 2006, accession number 0000950135-06-000655.

******* Previously filed electronically with post-effective amendment number 6 (file numbers 811-21779 and 333-126293) on May 24, 2006, accession number 0001010521-06-000443.

******** Previously filed electronically with post-effective amendment number 7 (file numbers 811-21779 and 333-126293) on June 30, 2006, accession number 0001010521-06-000549.

********* Previously filed electronically with post-effective amendment number 8 (file numbers 811-21779 and 333-126293) on July 18, 2006, accession number 0001010521-06-000572.

********** Previously filed electronically with post-effective amendment number 9 (file numbers 811-21779 and 333-126293) on August 16, 2006, accession number 0001010521-06-000665.

# Previously filed electronically with post-effective amendment number 10 (file numbers 811-21779 and 333-126293) on December 26, 2006, accession number 0001010521-06-000984.

## Previously filed electronically with post-effective amendment number 12 (file numbers 811-21779 and 333-126293) on February 14, 2007 accession number 0000950135-07-000887.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Two of the Registrant's shareholders are:

(i) John Hancock Life Insurance Company of New York ("John Hancock New York"),

(ii) John Hancock Life Insurance Company (U.S.A.) ("John Hancock USA").

John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant. John Hancock New York and John Hancock USA are indirect wholly-owned subsidiaries of Manulife Financial Corporation (see list of corporate affiliates below).


                        MANULIFE FINANCIAL CORPORATION -
                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                           CORPORATE ORGANIZATION LIST
                             As Of December 31, 2006

----------------------------------------------------------------  -------- -----------------
                                                                    % of    Jurisdiction of
Affiliate                                                          Equity    Incorporation
----------------------------------------------------------------  -------- -----------------
Manulife Financial Corporation                                       100       Canada

John Hancock Holdings (Delaware) LLC                                 100       Delaware

John Hancock Financial Services, Inc.                                100       Delaware

Manulife Management Services Ltd.                                    100       Barbados

The Manufacturers Life Insurance Company                             100       Canada

Manulife Bank of Canada                                              100       Canada
Manulife Financial Services Inc.                                     100       Canada
Manulife Securities International Ltd.                               100       Canada
Manulife Canada Ltd.                                                 100       Canada
First North American Insurance Company                               100       Canada
Equinox Financial Group, Inc.                                        100       Canada
Cantay Holdings Inc.                                                 100       Ontario
Regional Power Inc.                                                 83.5       Canada
Manulife Data Services Inc.                                          100       Barbados
Manulife Capital Inc.                                                100       Canada
Manulife Enterprises (Alberta) Limited                               100       Alberta
Manulife Enterprises (Bermuda) Limited                               100       Bermuda
Manulife Finance Holdings Limited                                    100       Canada
Manulife Finance (Delaware), L.P.(1)                                 100       Delaware
Manulife Finance (Alberta) ULC                                       100       Alberta

Manulife Finance (Delaware) LLC                                      100          Delaware
1293319 Ontario Inc.                                                 100          Ontario
FNA Financial Inc.                                                   100          Canada
Elliot & Page Limited                                                100          Ontario
NAL Resources Limited                                                100          Alberta
NAL Resources Management Limited                                     100          Canada
880 Belgrave Way Holdings Ltd.                                       100      British Columbia
6212344 Canada Limited                                               100          Canada
2015500 Ontario Inc.                                                 100          Ontario
2015401 Ontario Inc.                                                 100          Ontario
2024385 Ontario Inc.                                                 100          Ontario
MFC Global Investment Management (U.S.A.) Limited                    100          Canada
Cavalier Cable, Inc.(2)                                              100          Delaware
MFC Global Fund Management (Europe) Limited                          100          England
MFC Global Investment Management (Europe) Limited                    100          England
Manulife Holdings (Alberta) Limited                                  100          Alberta
Manulife Holdings (Delaware) LLC                                     100          Delaware
The Manufacturers Investment Corporation                             100          Michigan
Manulife Reinsurance Limited                                         100          Bermuda
Manulife Reinsurance (Bermuda) Limited                               100          Bermuda
John Hancock Life Insurance Company (U.S.A.)                         100          Michigan
John Hancock Advisers LLC(3)                                         100          Delaware
John Hancock Investment Management Services, LLC(4)                  100          Delaware

Manulife Service Corporation                                         100          Colorado
John Hancock Life Insurance Company of New York                      100          New York
Ironside Venture Partners I LLC                                      100          Delaware
Ironside Venture Partners II LLC                                     100          Delaware
Ennal, Inc.                                                          100          Delaware
John Hancock Distributors LLC                                        100          Delaware


--------------------------------
(1)  The Manufacturers Life Insurance Company is the limited partner (99%) and Manulife Finance Holdings Limited is the general partner (1%).
(2)  The Manufacturers Life Insurance Company (78%) - John Hancock Life Insurance Company (U.S.A.) (22%).
(3)  Wholly owned subsidiary of The Berkeley Financial Group LLC [Shown on the John Hancock Subsidiaries LLC chart].
(4)  John Hancock Life Insurance Company (U.S.A.)(57%) - John Hancock Life Insurance Company of New York (38%) - John Hancock
     Advisers LLC (5%).

----------------------------------------------------------------  --------  -----------------
                                                                    % of     Jurisdiction of
Affiliate                                                          Equity     Incorporation
----------------------------------------------------------------  --------  -----------------
6306471 Canada Inc.                                                  100          Canada
CDF (Thailand) Limited                                              90.2          Thailand
6306489 Canada Inc.                                                  100          Canada
OQC (Thailand) Limited.(5)                                          99.5          Thailand
Manulife Insurance (Thailand) Public Company Limited(6)            97.72          Thailand
Manulife Asset Management (Thailand) Company Limited               .9999          Thailand
Manulife (Singapore) Pte. Ltd.                                       100          Singapore
Manulife (Vietnam) Limited                                           100          Vietnam
Manulife Vietnam Fund Management Company Limited                     100          Vietnam
FCM Holdings Inc.                                                    100          Philippines
The Pramerica Life Insurance Company, Inc.                           100          Philippines
The Manufacturers Life Insurance Co. (Phils.), Inc.                  100          Philippines
FCM Investments, Inc.                                                100          Philippines
Manulife Financial Plans, Inc.                                       100          Philippines
PT Asuransi Jiwa Manulife Indonesia                                   95          Indonesia
PT Buanadaya Sarana Informatika(7)                                   100          Indonesia

PT Asuransi Jiwa Arta Mandiri Prima                                99.75          Indonesia
PT Indras Insan Jaya Utama(8)                                        100          Indonesia
PT Asuransi Jiwa John Hancock Indonesia(9)                           100          Indonesia
PT Manulife Aset Manajemen Indonesia                                95.3          Indonesia
Manulife Technology & Services Sdn Bhd                               100          Malaysia
Manulife Europe Ruckversicherungs-Aktiengesellschaft                 100          Germany
Manulife Holdings (Bermuda) Limited                                  100          Bermuda

Manufacturers Life Reinsurance Limited                               100          Barbados
Manufacturers P&C Limited                                            100          Barbados
Manulife International Holdings Limited                              100          Bermuda
Manulife Provident Funds Trust Company Limited                       100          Hong Kong
Manulife Asset Management (Asia) Limited                             100          Barbados
Manulife Asset Management (Hong Kong) Limited                        100          Hong Kong
Manulife (International) Limited                                     100          Bermuda
Manulife-Sinochem Life Insurance Co. Ltd.                             51          China
Manulife European Holdings (Bermuda) Limited                         100          Bermuda
Manulife European Investments (Luxembourg) S.a.r.l.                  100          Luxembourg
Manulife Hungary Holdings Limited(10)                                100          Hungary
Manulife Alberta Limited                                             100          Alberta
MLI Resources Inc.                                                   100          Alberta

--------------------------------
(5)  CDF (Thailand) Limited (50.7%) - 6306489 Canada Inc. (48.8%).
(6)  OQC (Thailand) Limited (72.75%) - The Manufacturers Life Insurance Company (24.97%).
(7)  PT Asuransi Jiwa Manulife Indonesia (99.99%) - PT Indras Insan Jaya Utama (0.01%).
(8)  PT Asuransi Jiwa Manulife Indonesia (99.98%) - PT Buanadaya Sarana Informatika (0.02%).
(9)  John Hancock Life Insurance Company (96.24%) [Shown on the John Hancock Holdings (Delaware) LLC chart] - PT Indras
     Insan Jaya Utama (3.76%).
(10) Manulife European Investments (Luxembourg) S.a.r.l. (99%) - MLI Resources Inc. (1%).

Manulife Life Insurance Company(11)                                99.91          Japan
MFC Global Investment Management (Japan) Limited                     100          Japan
Y.K. Manulife Properties Japan                                       100          Japan
Manulife Century Investments (Bermuda) Limited                       100          Bermuda
Manulife Century Investments (Luxembourg) S.A.                       100          Luxembourg
Manulife Century Investments (Netherlands) B.V.                      100          Netherlands
Manulife Century Holdings (Netherlands) B.V.                         100          Netherlands



                        MANULIFE FINANCIAL CORPORATION -
                      JOHN HANCOCK HOLDINGS (DELAWARE) LLC
                           CORPORATE ORGANIZATION LIST
                             As Of December 31, 2006

----------------------------------------------------------------  --------  -----------------
                                                                    % of     Jurisdiction of
Affiliate                                                          Equity     Incorporation
----------------------------------------------------------------  --------  -----------------

Manulife Financial Corporation                                       100       Canada

The Manufacturers Life Insurance Company                             100       Canada

Manulife Management Services Ltd.                                    100       Barbados

John Hancock Holdings (Delaware) LLC                                 100       Delaware

John Hancock Financial Services, Inc.                                100       Delaware

John Hancock International Services, S.A.(12)                        100       Belgium

John Hancock International Holdings, Inc.                            100       Massachusetts

Manulife Insurance (Malaysia) Berhad                               45.76      Malaysia
Britama Credit Sdn Bhd                                               100      Malaysia
Britama Properties Sdn Bhd                                           100      Malaysia
The E-Software House Sdn Bhd                                         100      Malaysia
British American Investments Pte Ltd.                                100      Singapore
John Hancock International, Inc.                                     100      Massachusetts
John Hancock Tianan Life Insurance Company                            50      China
John Hancock Canadian Holdings Limited                               100      Nova Scotia
Old Maritime Corporation Limited                                     100      Nova Scotia
John Hancock Canadian Capital Limited(13)                            100      Nova Scotia
John Hancock Canadian LLC                                            100      Delaware
John Hancock Canadian Corporation                                    100      Nova Scotia
Long Term Care Partners LLC                                           50      Delaware
John Hancock Insurance Company of Vermont                            100      Vermont
John Hancock Reassurance Company, Ltd.                               100      Bermuda
John Hancock Life Insurance Company                                  100      Massachusetts
John Hancock Subsidiaries LLC(14)                                    100      Delaware


--------------------------------
(11) MLI Resources Inc. (35.02%) - Manulife Century Investments (Netherlands) B.V. (32.49%) - Manulife Century Holdings
     (Netherlands) B.V. (32.4%).
(12) John Hancock Holdings (Delaware) LLC (99.998%) - John Hancock Financial Services, Inc. (0.002%).
(13) John Hancock Canadian Corporation (99.93%) - John Hancock Financial Services, Inc. ((0.07%) as of November 30, 2006.

PT Asuransi Jiwa John Hancock Indonesia(15)                          100      Indonesia
PT Indras Insan Jaya Utama(16)                                       100      Indonesia
Independence Declaration Holdings LLC                                100      Delaware
Declaration Management & Research LLC                                100      Delaware
John Hancock Variable Life Insurance Company                         100      Massachusetts
Manulife Insurance Company                                           100      Delaware
Brazilian Power Development, LLC(17)                                 100      Delaware
LR Company, LLC(18)                                                  100      Delaware
PTPC Investor LLC                                                   88.2      Delaware
Frigate, LLC                                                          85      Delaware
AIMV, LLC                                                            100      Delaware
Baystate Investments, LLC                                            100      Delaware






--------------------------------
(14) See Page 2 for subsidiaries listing for John Hancock Subsidiaries LLC.
(15) John Hancock Life Insurance Company (96.24%) - PT Indras Insan Jaya Utama (3.76%).
(16) PT Asuransi Jiwa Manulife Indonesia (99.98%) - PT Buanadaya Sarana Informatika (0.02%) [Shown on The Manufactures Life
     Insurance Company chart].
(17) John Hancock Life Insurance Company (92.98%) - John Hancock Variable Life Insurance Company (7.02%).
(18) John Hancock Life Insurance Company (96.6%) - Manulife Insurance Company (3.4%).

                        MANULIFE FINANCIAL CORPORATION -
                          JOHN HANCOCK SUBSIDIARIES LLC
                           CORPORATE ORGANIZATION LIST
                             As Of December 31, 2006


----------------------------------------------------------------  --------  -----------------
                                                                    % of     Jurisdiction of
Affiliate                                                          Equity     Incorporation
----------------------------------------------------------------  --------  -----------------

Manulife Financial Corporation                                       100      Canada

The Manufacturers Life Insurance Company                             100      Canada

Manulife Management Services Ltd.                                    100      Barbados

John Hancock Holdings (Delaware) LLC                                 100      Delaware

John Hancock Financial Services, Inc.                                100      Delaware

John Hancock Life Insurance Company                                  100      Massachusetts

John Hancock Subsidiaries LLC                                        100      Delaware

John Hancock Leasing Corporation                                     100      Delaware

JHFS One Corp.                                                       100      Massachusetts

LVI, LLC(19)                                                         100      Delaware

John Hancock Property and Casualty Holding Company                   100      Delaware

John Hancock Management Company                                      100      Delaware

Signature Management Co., Ltd.                                       100      Bermuda

John Hancock Assignment Company                                      100      Delaware
Hancock Natural Resource Group, Inc.                                 100      Delaware
John Hancock Timber Resource Corporation                             100      Delaware
Hancock Forest Management, Inc.                                      100      Delaware
Hancock Natural Resource Group Australia Pty. Limited                100      Australia
Hancock Forest Management (NZ) Limited                               100      New Zealand
PT Timber, Inc.                                                      100      Delaware
Viking Timber Management New Zealand Limited                         100      New Zealand
Viking Timber Gerenclamento De Florestas Do Brasil Ltda.            99.8      Brazil
International Forest Investments Ltd.                                 70      Cayman Islands
John Hancock Realty Advisors, Inc.                                   100      Delaware
John Hancock Realty Management Inc.                                  100      Delaware
John Hancock Real Estate Finance, Inc.                               100      Delaware
John Hancock Energy Resources Management Inc.                        100      Delaware
EIF Equity Holdings LLC                                               50      Delaware

--------------------------------
(19) John Hancock Life Insurance Company (80%) - John Hancock Leasing Corporation (20%).

CBPF Equity Holdings LLC                                             100      Delaware
REEF Equity Holdings LLC                                             100      Delaware
CEEP Equity Holdings LLC                                             100      Delaware
Hancock Venture Partners, Inc.                                       100      Delaware
HVP - Russia, Inc.                                                   100      Delaware
HVP Special Purpose Sub I, Inc.                                      100      Delaware
HVP Special Purpose Sub II, Inc.                                     100      Delaware
Hancock Capital Management, LLC                                      100      Delaware
Hancock Mezzanine Investments, LLC                                   100      Delaware
Hancock Mezzanine Investments II, LLC                                100      Delaware
Hancock Mezzanine Investments III, LLC                               100      Delaware
Essex Corporation                                                    100      New York
Essex Brokerage Services, Inc.                                       100      Ohio
Fusion Clearing, Inc.                                                100      New York
Essex Holding Company, Inc.                                          100      New York
Essex Corporation of Illinois                                        100      Illinois
Provident Insurance Center, Inc.                                     100      Maryland
New Amsterdam Insurance Agency, Inc.                                 100      New York
Ameritex Insurance Services, Inc.                                    100      Texas
American Annuity Agency of Texas, Inc.                               100      Texas
Essex Agency of Texas, Inc.                                          100      Texas
San Jacinto Insurance Agency, Inc.                                   100      Texas
The Berkeley Financial Group LLC                                     100      Delaware
MFC Global Investment Management (U.S.) LLC                          100      Delaware
John Hancock Advisers LLC                                            100      Delaware
John Hancock Funds LLC                                               100      Delaware
John Hancock Investment Management Services, LLC(20)                 100      Delaware
John Hancock Financial Network, Inc.                                 100      Massachusetts
Signator Investors, Inc.                                             100      Delaware
Signator Insurance Agency, Inc.                                      100      Massachusetts
John Hancock Signature Services, Inc.                                100      Delaware
JH Networking Insurance Agency, Inc.                                 100      Massachusetts



ITEM 25. INDEMNIFICATION

The Registrant's Amended and Restated Declaration of Trust and Distribution Agreement filed previously contain provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the

--------------------------------
(20) John Hancock Life Insurance Company (U.S.A.) (57%) - John Hancock Life Insurance Company of New York (38%) - John Hancock Advisers LLC (5%) [Shown on The Manufacturers Life Insurance Company chart].

event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

See "Fund Details" in the Prospectuses and "Investment Management Agreements" in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Municipal Securities Trust, John Hancock World Fund, John Hancock Investors Trust, John Hancock Tax-Advantaged Dividend Income Fund, John Hancock Income Securities Trust and John Hancock Funds III.

(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

NAME AND PRINCIPAL BUSINESS         POSITIONS AND OFFICES WITH                                       POSITIONS AND OFFICES WITH
ADDRESS                             UNDERWRITER                                                      REGISTRANT

James R. Boyle                      Chairman and Director                                            Trustee
601 Congress Street
Boston, Massachusetts 02210

Keith F. Hartstein                  Director, President and Chief Executive Officer                  President
601 Congress Street
Boston, Massachusetts 02210

John G. Vrysen                      Director, Executive Vice President and Chief Financial Officer   Chief Financial Officer
601 Congress Street
Boston, Massachusetts 02210

Michael Mahoney                     Chief Compliance Officer                                         None
601 Congress Street
Boston, Massachusetts 02210

Peter Copestake                     Treasurer                                                        None
601 Congress Street
Boston, Massachusetts 02210

John T. Litzow                      Senior Vice President                                            None
601 Congress Street
Boston, Massachusetts 02210

Jeffery H. Long                     Vice President, Controller and Assistant Treasurer               None
601 Congress Street
Boston, Massachusetts 02210

Andrew G. Arnott                    Vice President                                                   None
601 Congress Street
Boston, Massachusetts 02210

Arthur E. Creel                     Vice President                                                   None
601 Congress Street
Boston, Massachusetts 02210

Carey Hoch                          Vice President                                                   None
601 Congress Street
Boston, Massachusetts 02210

Kristine McManus                    Vice President                                                   None
601 Congress Street
Boston, Massachusetts 02210

Daniel Rollins                      Second Vice President                                            None
601 Congress Street
Boston, Massachusetts 02210

Karen F. Walsh                      Assistant Treasurer                                              None
601 Congress Street
Boston, Massachusetts 02210

David Hayter                        Assistant Treasurer                                              None
601 Congress Street
Boston, Massachusetts 02210

Cathy Hopkinson                     Assistant Treasurer                                              None
601 Congress Street
Boston, Massachusetts 02210

William H. King                     Assistant Treasurer                                              Assistant Treasurer
601 Congress Street
Boston, Massachusetts 02210

Wayne Zuk                           Assistant Treasurer                                              None
601 Congress Street
Boston, Massachusetts 02210

Alfred P. Ouellette                 AVP, Senior Counsel and Assistant Secretary                      Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210

Joyce K. Mahoney                    Assistant Secretary                                              None
601 Congress Street
Boston, Massachusetts 02210

(c) None.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant's investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02210,

By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or

By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.

By A I M Capital Management, Inc., the subadviser to the All Cap Growth Fund and the Small Company Growth Fund, at its offices at 11 Greenway Plaza, Houston, Texas 77046.

By American Century Investment Management, Inc., the subadviser to the Small Company Fund and the Vista Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.

By BlackRock Investment Management, Inc., the subadviser to the Large Cap Value Fund, at its offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

By ClearBridge Advisors, the subadviser to the Special Value Fund, at its offices at 399 Park Avenue, New York, New York 10022.

By Davis Selected Advisers, L.P., the subadviser to the Financial Services Fund and the Fundamental Value Fund, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.

By Declaration Management & Research LLC, the subadviser to the Short-Term Bond Fund and the Total Bond Market Fund, at its offices at 1650 Tysons Blvd., McLean, VA 22102.

By Deutsche Investment Management Americas, Inc., the subadviser to the Lifestyle Portfolios, All Cap Core Fund, Global Real Estate Fund, Dynamic Growth Fund and the Real Estate Securities Fund, at its offices at 345 Park Avenue, New York, New York 10154.

By Dimensional Fund Advisors, the subadviser to the International Small Company Fund and the Emerging Markets Value Fund, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.

By Franklin Advisers, Inc., the investment adviser to the Income Fund, at its offices at One Franklin Parkway, San Mateo, California 94403.

By Franklin Mutual Advisers, LLC. the investment adviser to the Mutual Shares Fund, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.

By  Grantham,  Mayo,  Van  Otterloo  & Co.  LLC,  the  subadviser  to the Growth
Opportunities Fund, International Core Fund, U.S. Core Fund, U.S. Multi Sector Fund, Value Opportunities Fund and the Managed Fund, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.

By Independence Investment LLC, the subadviser to the Small Cap Fund, at its offices at 53 State Street, Boston, Massachusetts 02109.

By Jennison Associates LLC, the subadviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.

By Legg Mason Capital Management, Inc., the subadviser to the Core Equity Fund, at its offices at 100 Light Street, Baltimore, Maryland 21202.

By Lord Abbett & Co., the subadviser to the Mid Cap Value Fund and the All Cap Value Fund, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.

By Marsico Capital Management, LLC , the subadviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.

By Massachusetts Financial Services Company, the subadviser to the Utilities Fund, at its offices at 500 Boylston Street, Boston, MA 02116.

By MFC Global Investment Management (U.S.A.) Limited, the subadviser to the Lifestyle Portfolios, Lifecycle Portfolios, Index 500 Fund, Index Allocation Fund, Mid Cap Index Fund, Money Market Fund, Pacific Rim Fund, Quantitative All Cap Fund, Quantitative Mid Cap Fund, Quantitative Value Fund, Small Cap Index Fund, Total Stock Market Index Fund and the Absolute Return Portfolios, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.

By MFC Global Investment Management (U.S.), LLC, the subadviser to the Absolute Return Portfolios, Lifecycle Portfolios, Emerging Growth Fund, High Income Fund, Strategic Income Fund and the Active Bond Fund, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.

By Morgan Stanley Asset Management Inc., the subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020.

By Munder Capital Management, the subadviser to the Small Cap Opportunities Fund, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.

By Pacific Investment Management Company LLC, the subadviser to the Real Return Fund, Global Bond Fund and the Total Return Fund, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.

By Pzena Investment Management, LLC, the subadviser to the Classic Value Fund, at its offices at 120 West 45th Street, New York, NY 10036.

By RCM Capital Management LLC, the subadviser to the Emerging Small Company Fund, at its offices at Four Embarcadero Center, San Francisco, CA 94111.

By RiverSource Investments, LLC, the subadviser to the Mid Cap Value Equity Fund, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.

By SSgA Funds Management, Inc., the subadviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.

By Sustainable Growth Advisers, L.P., the subadviser to the U.S. Global Leaders Growth Fund, at its offices at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.

By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Fund, Equity-Income Fund, Health Science Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund, Spectrum Income Fund and the Science & Technology Fund, at its offices at 100 East Pratt Street, Baltimore, MD 21202.

By Templeton Global Advisors Limited, the subadviser to the Global Fund, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.

By Templeton Investment Counsel, LLC, the subadviser to International Value Fund and the International Small Cap Fund, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.

By UBS Global Asset Management (Americas) Inc., the subadviser to the Large Cap Fund and the Global Allocation Fund, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.

By UST Advisers, Inc., the subadviser to the Value & Restructuring Fund, at its offices at 225 High Ridge Road, Stamford, Connecticut 06905.

By Wellington Management Company LLP, the subadviser to the Investment Quality Bond Fund, Mid Cap Stock Fund, Natural Resources Fund, Small Cap Growth Fund, Mid Cap Intersection Fund and the Small Cap Value Fund, at its offices at 75 State Street, Boston, Massachusetts 02109.

By Wells Capital Management Incorporated, the subadviser to the Core Bond Fund and the U.S. High Yield Bond Fund, at its offices at 525 Market St., San Francisco, California.

By Western Asset Management Company, the subadviser to the High Yield Fund, Strategic Bond Fund and the U.S. Government Securities Fund, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 27th day of April, 2007.

                                            JOHN HANCOCK FUNDS II

                                            By:  /s/ Keith F. Hartstein
                                                 ----------------------
                                                 Keith F. Hartstein
                                                 President


Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                            TITLE                        DATE
/s/ Keith F. Hartstein               President                    April 27, 2007
----------------------
Keith F. Hartstein

/s/ John G. Vrysen                   Chief Financial Officer      April 27, 2007
------------------
John G. Vrysen

/s/ Charles L. Bardelis *            Trustee                      April 27, 2007
-------------------------
Charles L. Bardelis

/s/ James R. Boyle *                 Trustee                      April 27, 2007
--------------------
James R. Boyle

/s/ Peter S. Burgess *               Trustee                      April 27, 2007
----------------------
Peter S. Burgess

/s/ Elizabeth G. Cook *              Trustee                      April 27, 2007
-----------------------
Elizabeth G. Cook

/s/ Hassell H. McClellan *           Trustee                      April 27, 2007
--------------------------
Hassell H. McClellan

/s/ James M. Oates *                 Trustee                      April 27, 2007
--------------------
James M. Oates


* By Power of Attorney

JOHN HANCOCK FUNDS II


By:     /s/ George M. Boyd
        ------------------
Name    George M. Boyd, Esq.
Title:  Senior Counsel and Assistant Secretary